TABLE OF CONTENTS


                                                                           Page
Financial Statements and Highlights
    Statements of Assets and Liabilities................................    2
    Statements of Operations ...........................................   15
    Statements of Changes in Net Assets.................................   28
    Notes to Financial Statements.......................................   41
    Schedules of Investments
         Asset Allocation Account.......................................   55
         Balanced Account...............................................   55
         Blue Chip Account..............................................   61
         Bond Account...................................................   64
         Capital Value Account..........................................   67
         Equity Growth Account..........................................   69
         Government Securities Account..................................   71
         Growth Account.................................................   72
         High Yield Account.............................................   73
         International Account..........................................   76
         International Emerging Markets Account.........................   79
         International SmallCap Account.................................   82
         LargeCap Growth Account........................................   85
         LargeCap Growth Equity Account.................................   87
         LargeCap Stock Index Account...................................   88
         MicroCap Account...............................................   97
         MidCap Account.................................................  107
         MidCap Growth Account..........................................  109
         MidCap Growth Equity Account...................................  112
         MidCap Value Account...........................................  115
         Money Market Account...........................................  117
         Real Estate Account............................................  121
         SmallCap Account...............................................  122
         SmallCap Growth Account........................................  128
         SmallCap Value Account.........................................  131
         Utilities Account..............................................  139
    Financial Highlights................................................  141

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                  ASSET            BALANCED
                                            ALLOCATION ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........    $ 87,875,748       $150,841,541
                                              ============       ============
ASSETS
Investment in securities--at value........    $ 91,199,196       $147,037,811
Cash......................................      12,033,895             10,070
Receivables:
 Capital Shares sold......................          19,105                 --
 Dividends and interest...................         640,857            743,191
 Investment securities sold...............       1,458,327          1,084,840
                                              ------------       ------------
                              Total Assets     105,351,380        148,875,912
LIABILITIES
Accrued expenses..........................          21,387             15,037
Payables:
 Capital Shares reacquired................              --            107,315
 Investment securities purchased..........       7,557,601          1,113,636
                                              ------------       ------------
                         Total Liabilities       7,578,988          1,235,988
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................    $ 97,772,392       $147,639,924
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................    $ 93,782,255       $150,634,664
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................       1,222,822          1,992,387
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................        (556,133)        (1,183,397)
Net unrealized appreciation (depreciation)
 of investments...........................       3,323,448         (3,803,730)
                                              ------------       ------------
                          Total Net Assets    $ 97,772,392       $147,639,924
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................     100,000,000        100,000,000
Shares issued and outstanding.............       8,418,495         10,484,192
NET ASSET VALUE PER SHARE ................    $      11.61       $      14.08
                                              ============       ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   BLUE CHIP         BOND
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  5,506,380    $132,928,333
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  4,976,645    $132,935,645
Cash...........................................       154,581          10,000
Receivables:
 Dividends and interest........................         3,103       1,412,538
 Investment securities sold....................            --       2,029,375
Prepaid expenses...............................           273              --
                                                 ------------    ------------
                                   Total Assets     5,134,602     136,387,558
LIABILITIES
Accrued expenses...............................            --           8,829
Payables:
 Capital Shares reacquired.....................            21         391,482
 Investment securities purchased...............       137,815       3,996,617
                                                 ------------    ------------
                              Total Liabilities       137,836       4,396,928
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  4,996,766    $131,990,630
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  6,108,267    $134,343,264
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        16,641       3,801,919
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................      (598,407)     (6,161,865)
Net unrealized appreciation (depreciation) of
 investments...................................      (529,735)          7,312
                                                 ------------    ------------
                               Total Net Assets  $  4,996,766    $131,990,630
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................       612,095      11,563,685
NET ASSET VALUE PER SHARE .....................  $       8.16    $      11.41
                                                 ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 CAPITAL VALUE   EQUITY GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $245,684,704    $320,326,326
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $261,612,975    $333,903,246
Cash...........................................        10,002       9,883,057
Receivables:
 Capital Shares sold...........................            --          98,577
 Dividends and interest........................       320,766          96,424
 Investment securities sold....................            --       3,665,866
                                                 ------------    ------------
                                   Total Assets   261,943,743     347,647,170
LIABILITIES
Accrued expenses...............................        19,243          41,408
Payables:
 Capital Shares reacquired.....................        41,716              --
 Investment securities purchased...............            --       4,035,271
                                                 ------------    ------------
                              Total Liabilities        60,959       4,076,679
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $261,882,784    $343,570,491
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $245,109,493    $354,684,780
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............     1,386,387          16,352
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................      (541,367)    (24,707,561)
Net unrealized appreciation (depreciation) of
 investments...................................    15,928,271      13,576,920
                                                 ------------    ------------
                               Total Net Assets  $261,882,784    $343,570,491
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................     8,795,706      20,105,393
NET ASSET VALUE PER SHARE .....................  $      29.77    $      17.09
                                                 ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                GOVERNMENT          GROWTH
                                            SECURITIES ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........    $150,146,106       $244,209,406
                                              ============       ============
ASSETS
Investment in securities--at value........    $151,880,135       $226,740,398
Cash......................................          12,038             10,001
Receivables:
 Capital Shares sold......................         278,970              4,528
 Dividends and interest...................       1,126,733             34,684
 Investment securities sold...............              --          1,826,214
                                              ------------       ------------
                              Total Assets     153,297,876        228,615,825
LIABILITIES
Accrued expenses..........................          11,125             20,246
Payables:
 Investment securities purchased..........       3,962,422          1,784,360
                                              ------------       ------------
                         Total Liabilities       3,973,547          1,804,606
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................    $149,324,329       $226,811,219
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................    $143,591,226       $265,985,962
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................       4,038,117            (66,411)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................         (39,043)       (21,639,324)
Net unrealized appreciation (depreciation)
 of investments...........................       1,734,029        (17,469,008)
                                              ------------       ------------
                          Total Net Assets    $149,324,329       $226,811,219
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................     100,000,000        100,000,000
Shares issued and outstanding.............      13,449,801         16,922,987
NET ASSET VALUE PER SHARE ................    $      11.10       $      13.40
                                              ============       ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  HIGH YIELD     INTERNATIONAL
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $ 14,103,772    $165,566,454
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $ 12,760,121    $152,403,080
Cash...........................................        83,594         522,951
Receivables:
 Dividends and interest........................       338,400         443,131
 Investment securities sold....................       155,438         205,364
                                                 ------------    ------------
                                   Total Assets    13,337,553     153,574,526
LIABILITIES
Accrued expenses...............................         3,628          23,060
Payables:
 Capital Shares reacquired.....................            36          77,857
 Investment securities purchased...............            --       1,406,575
                                                 ------------    ------------
                              Total Liabilities         3,664       1,507,492
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $ 13,333,889    $152,067,034
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $ 17,569,267    $175,320,399
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............       587,959         493,533
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (3,479,686)    (10,551,202)
Net unrealized appreciation (depreciation) of
 investments...................................    (1,343,651)    (13,163,374)
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies............................            --         (32,322)
                                                 ------------    ------------
                               Total Net Assets  $ 13,333,889    $152,067,034
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................     2,054,509      13,351,537
NET ASSET VALUE PER SHARE .....................  $       6.49    $      11.39
                                                 ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                               INTERNATIONAL EMERGING   INTERNATIONAL SMALLCAP
                                   MARKETS ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................      $  6,075,552             $ 46,627,333
                                   ============             ============
ASSETS
Investment in securities--at
 value.......................      $  6,033,569             $ 46,902,023
Cash.........................            72,663                  278,962
Receivables:
 Capital Shares sold.........             1,202                  227,460
 Dividends and interest......            18,728                   76,426
Prepaid expenses.............             4,579                       --
                                   ------------             ------------
                 Total Assets         6,130,741               47,484,871
LIABILITIES
Accrued expenses.............                --                   17,464
Payables:
 Investment securities
  purchased..................            63,758                  488,432
                                   ------------             ------------
            Total Liabilities            63,758                  505,896
                                   ------------             ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........      $  6,066,983             $ 46,978,975
                                   ============             ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............      $  6,464,368             $ 53,478,587
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................               694                  152,621
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........          (355,114)              (6,908,662)
Net unrealized appreciation
 (depreciation) of
 investments.................           (41,983)                 274,690
Net unrealized appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies..................              (982)                 (18,261)
                                   ------------             ------------
             Total Net Assets      $  6,066,983             $ 46,978,975
                                   ============             ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............       100,000,000              100,000,000
Shares issued and outstanding           653,102                3,883,701
NET ASSET VALUE PER SHARE ...      $       9.29             $      12.10
                                   ============             ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 LARGECAP      LARGECAP GROWTH
                                              GROWTH ACCOUNT    EQUITY ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........  $  8,865,190      $  4,230,808
                                              ============      ============
ASSETS
Investment in securities--at value..........  $  8,947,790      $  4,230,271
Cash........................................       793,048           209,680
Receivables:
 Capital Shares sold........................        12,806             4,656
 Dividends and interest.....................         1,643               832
 Investment securities sold.................            --           148,082
                                              ------------      ------------
                                Total Assets     9,755,287         4,593,521
LIABILITIES
Accrued expenses............................         4,727             4,710
Payables:
 Investment securities purchased............            --           117,813
                                              ------------      ------------
                           Total Liabilities         4,727           122,523
                                              ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $  9,750,560      $  4,470,998
                                              ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................  $ 10,173,599      $  6,514,694
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....       (18,607)           (9,986)
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................      (487,032)       (2,033,173)
Net unrealized appreciation (depreciation)
 of investments.............................        82,600              (537)
                                              ------------      ------------
                            Total Net Assets  $  9,750,560      $  4,470,998
                                              ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................   100,000,000       100,000,000
Shares issued and outstanding...............       955,632           727,253
NET ASSET VALUE PER SHARE ..................  $      10.20      $       6.15
                                              ============      ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                LARGECAP STOCK     MICROCAP
                                                INDEX ACCOUNT       ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $ 74,462,875     $ 11,552,384
                                                ============     ============
ASSETS
Investment in securities--at value............  $ 66,922,629     $ 11,877,847
Cash..........................................        12,001          107,256
Receivables:
 Capital Shares sold..........................        49,850           30,604
 Dividends and interest.......................        47,904           10,782
 Investment securities sold...................        24,823               --
 Variation margin on futures contracts........         5,475               --
Prepaid expenses..............................            --              986
                                                ------------     ------------
                                  Total Assets    67,062,682       12,027,475
LIABILITIES
Accrued expenses..............................        35,499               --
Payables:
 Investment securities purchased..............        72,433               --
                                                ------------     ------------
                             Total Liabilities       107,932               --
                                                ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $ 66,954,750     $ 12,027,475
                                                ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $ 74,875,586     $ 11,763,412
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......       308,508            8,318
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................      (689,098)         (69,718)
Net unrealized appreciation (depreciation) of
 investments..................................    (7,540,246)         325,463
                                                ------------     ------------
                              Total Net Assets  $ 66,954,750     $ 12,027,475
                                                ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
Shares issued and outstanding.................     7,547,104        1,266,069
NET ASSET VALUE PER SHARE ....................  $       8.87     $       9.50
                                                ============     ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     MIDCAP      MIDCAP GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $238,603,946   $ 28,524,430
                                                  ============   ============
ASSETS
Investment in securities--at value..............  $276,166,464   $ 26,914,337
Cash............................................        10,000        831,200
Receivables:
 Capital Shares sold............................        51,654         28,469
 Dividends and interest.........................       237,719          5,269
 Investment securities sold.....................     1,750,023             --
                                                  ------------   ------------
                                    Total Assets   278,215,860     27,779,275
LIABILITIES
Accrued expenses................................        21,071          7,788
Payables:
 Investment securities purchased................     1,113,034             --
                                                  ------------   ------------
                               Total Liabilities     1,134,105          7,788
                                                  ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $277,081,755   $ 27,771,487
                                                  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $236,697,697   $ 30,739,885
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............       997,368        (90,628)
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................     1,824,172     (1,267,677)
Net unrealized appreciation (depreciation) of
 investments....................................    37,562,518     (1,610,093)
                                                  ------------   ------------
                                Total Net Assets  $277,081,755   $ 27,771,487
                                                  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   100,000,000    100,000,000
Shares issued and outstanding...................     8,360,010      3,033,588
NET ASSET VALUE PER SHARE ......................  $      33.14   $       9.15
                                                  ============   ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 MIDCAP GROWTH    MIDCAP VALUE
                                                 EQUITY ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  5,917,693     $  7,130,318
                                                 ============     ============
ASSETS
Investment in securities--at value.............  $  6,147,186     $  7,852,616
Cash...........................................       380,425          689,220
Receivables:
 Capital Shares sold...........................        21,954           42,402
 Dividends and interest........................         1,454            9,090
 Investment securities sold....................       149,906               --
Prepaid expenses...............................            --            3,261
                                                 ------------     ------------
                                   Total Assets     6,700,925        8,596,589
LIABILITIES
Accrued expenses...............................         5,883               --
Payables:
 Investment securities purchased...............       203,142               --
                                                 ------------     ------------
                              Total Liabilities       209,025               --
                                                 ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  6,491,900     $  8,596,589
                                                 ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  8,205,219     $  7,338,002
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............       (19,937)           6,211
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (1,922,875)         530,078
Net unrealized appreciation (depreciation) of
 investments...................................       229,493          722,298
                                                 ------------     ------------
                               Total Net Assets  $  6,491,900     $  8,596,589
                                                 ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000      100,000,000
Shares issued and outstanding..................       941,293          704,855
NET ASSET VALUE PER SHARE .....................  $       6.90     $      12.20
                                                 ============     ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  MONEY MARKET    REAL ESTATE
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $146,772,136   $ 18,204,489
                                                  ============   ============
ASSETS
Investment in securities--at value..............  $146,772,136   $ 20,856,200
Cash............................................         5,866         10,000
Receivables:
 Capital Shares sold............................        15,491             --
 Dividends and interest.........................       228,769         97,650
                                                  ------------   ------------
                                    Total Assets   147,022,262     20,963,850
LIABILITIES
Accrued expenses................................        14,075          5,606
Payables:
 Capital Shares reacquired......................            --          8,834
                                                  ------------   ------------
                               Total Liabilities        14,075         14,440
                                                  ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $147,008,187   $ 20,949,410
                                                  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $147,008,187   $ 18,835,079
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............            --        373,813
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................            --       (911,193)
Net unrealized appreciation (depreciation) of
 investments....................................            --      2,651,711
                                                  ------------   ------------
                                Total Net Assets  $147,008,187   $ 20,949,410
                                                  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   500,000,000    100,000,000
Shares issued and outstanding...................   147,008,187      1,911,890
NET ASSET VALUE PER SHARE ......................  $      1.000   $      10.96
                                                  ============   ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 SMALLCAP      SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........  $ 38,808,490     $ 58,770,464
                                               ============     ============
ASSETS
Investment in securities--at value...........  $ 36,721,608     $ 64,680,596
Cash.........................................       232,893        1,565,010
Receivables:
 Capital Shares sold.........................        71,719           88,509
 Dividends and interest......................        21,518            3,117
 Investment securities sold..................       492,998          505,814
                                               ------------     ------------
                                 Total Assets    37,540,736       66,843,046
LIABILITIES
Accrued expenses.............................         3,519           11,319
Payables:
 Investment securities purchased.............       670,222        1,789,170
                                               ------------     ------------
                            Total Liabilities       673,741        1,800,489
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $ 36,866,995     $ 65,042,557
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $ 40,307,984     $ 79,134,565
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......        15,965         (266,029)
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................    (1,370,072)     (19,736,111)
Net unrealized appreciation (depreciation) of
 investments.................................    (2,086,882)       5,910,132
                                               ------------     ------------
                             Total Net Assets  $ 36,866,995     $ 65,042,557
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000      100,000,000
Shares issued and outstanding................     4,290,318        4,908,066
NET ASSET VALUE PER SHARE ...................  $       8.59     $      13.25
                                               ============     ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                SMALLCAP VALUE     UTILITIES
                                                   ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............   $ 20,256,306    $ 43,714,491
                                                 ============    ============
ASSETS
Investment in securities--at value............   $ 24,117,670    $ 45,736,181
Cash..........................................        911,389          10,572
Receivables:
 Capital Shares sold..........................         71,739          67,590
 Dividends and interest.......................         28,997          80,001
 Investment securities sold...................         19,717              --
                                                 ------------    ------------
                                  Total Assets     25,149,512      45,894,344
LIABILITIES
Accrued expenses..............................         13,937           5,403
Payables:
 Investment securities purchased..............        389,433              --
                                                 ------------    ------------
                             Total Liabilities        403,370           5,403
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..   $ 24,746,142    $ 45,888,941
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.   $ 20,038,877    $ 44,571,844
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......         92,626         591,820
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................        753,275      (1,296,413)
Net unrealized appreciation (depreciation) of
 investments..................................      3,861,364       2,021,690
                                                 ------------    ------------
                              Total Net Assets   $ 24,746,142    $ 45,888,941
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................    100,000,000     100,000,000
Shares issued and outstanding.................      1,999,243       4,109,974
NET ASSET VALUE PER SHARE ....................   $      12.38    $      11.17
                                                 ============    ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   ASSET            BALANCED
                                             ALLOCATION ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.................................     $   401,536       $   583,149
 Interest..................................       1,220,482         1,985,347
                                                -----------       -----------
                               Total Income       1,622,018         2,568,496
Expenses:
 Management and investment advisory fees...         380,205           447,110
 Custodian fees............................          15,896             5,844
 Directors' fees...........................           2,551             3,290
 Other expenses............................             544             1,710
                                                -----------       -----------
                             Total Expenses         399,196           457,954
                                                -----------       -----------
     Net Investment Income (Operating Loss)       1,222,822         2,110,542

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...................        (556,323)          145,091
Change in unrealized
 appreciation/depreciation of:
 Investments...............................      (3,834,005)       (9,800,340)
                                                -----------       -----------
 Net Realized and Unrealized Gain (Loss) on
         Investments and Foreign Currencies      (4,390,328)       (9,655,249)
                                                -----------       -----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations     $(3,167,506)      $(7,544,707)
                                                ===========       ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                       BLUE CHIP       BOND
                                                        ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends...........................................  $  29,092    $       --
 Interest............................................      7,052     4,183,180
                                                       ---------    ----------
                                         Total Income     36,144     4,183,180
Expenses:
 Management and investment advisory fees.............     15,380       304,505
 Custodian fees......................................      1,858         1,720
 Directors' fees.....................................      2,225         2,684
 Other expenses......................................         40           643
                                                       ---------    ----------
                                       Total Expenses     19,503       309,552
                                                       ---------    ----------
               Net Investment Income (Operating Loss)     16,641     3,873,628

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.............................   (131,672)      252,787
Change in unrealized appreciation/depreciation of:
 Investments.........................................   (521,896)      830,330
                                                       ---------    ----------
           Net Realized and Unrealized Gain (loss) on
                   Investments and Foreign Currencies   (653,568)    1,083,117
                                                       ---------    ----------
 Net Increase (Decrease) in Net Assets Resulting from
                                           Operations  $(636,927)   $4,956,745
                                                       =========    ==========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 CAPITAL VALUE   EQUITY GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................  $ 2,135,352     $  1,157,016
 Interest......................................       50,876          172,533
                                                 -----------     ------------
                                   Total Income    2,186,228        1,329,549
Expenses:
 Management and investment advisory fees.......      792,302        1,295,354
 Custodian fees................................        2,237           10,102
 Directors' fees...............................        4,279            5,245
 Other expenses................................        1,023            2,496
                                                 -----------     ------------
                                 Total Expenses      799,841        1,313,197
                                                 -----------     ------------
         Net Investment Income (Operating Loss)    1,386,387           16,352

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................     (541,367)     (21,569,439)
Change in unrealized appreciation/depreciation
 of:
 Investments...................................   (8,483,925)     (19,903,935)
                                                 -----------     ------------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   (9,025,292)     (41,473,374)
                                                 -----------     ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $(7,638,905)    $(41,457,022)
                                                 ===========     ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                GOVERNMENT          GROWTH
                                            SECURITIES ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends................................     $       --        $    636,744
 Interest.................................      4,378,840              47,547
                                               ----------        ------------
                              Total Income      4,378,840             684,291
Expenses:
 Management and investment advisory fees..        334,386             736,896
 Custodian fees...........................          2,588               2,319
 Directors' fees..........................          2,840               4,389
 Other expenses...........................            688               7,098
                                               ----------        ------------
                            Total Expenses        340,502             750,702
                                               ----------        ------------
    Net Investment Income (Operating Loss)      4,038,338             (66,411)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................        451,993         (15,330,786)
Change in unrealized
 appreciation/depreciation of:
 Investments..............................       (333,215)        (37,911,234)
                                               ----------        ------------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies        118,778         (53,242,020)
                                               ----------        ------------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations     $4,157,116        $(53,308,431)
                                               ==========        ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    HIGH YIELD   INTERNATIONAL
                                                      ACCOUNT       ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends........................................  $  13,277    $  1,994,884
 Withholding tax on foreign dividends.............         --        (240,832)
 Interest.........................................    680,142         220,843
                                                    ---------    ------------
                                      Total Income    693,419       1,974,895
Expenses:
 Management and investment advisory fees..........     40,754         708,728
 Custodian fees...................................      2,412          44,552
 Directors' fees..................................      1,686           3,285
 Other expenses...................................         74           3,163
                                                    ---------    ------------
                                    Total Expenses     44,926         759,728
                                                    ---------    ------------
            Net Investment Income (Operating Loss)    648,493       1,215,167

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................    113,582      (8,880,004)
 Foreign currency transactions....................         --         (99,908)
Change in unrealized appreciation/depreciation of:
 Investments......................................   (607,833)    (26,040,376)
 Translation of assets and liabilities in foreign
  currencies......................................         --          80,682
                                                    ---------    ------------
        Net Realized and Unrealized Gain (Loss) on
                Investments and Foreign Currencies   (494,251)    (34,939,606)
                                                    ---------    ------------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations  $ 154,242    $(33,724,439)
                                                    =========    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                               INTERNATIONAL EMERGING   INTERNATIONAL SMALLCAP
                                   MARKETS ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends...................        $  68,060               $   448,215
 Withholding tax on foreign
  dividends..................           (7,056)                  (56,640)
 Interest....................            6,990                   115,898
                                     ---------               -----------
                 Total Income           67,994                   507,473
Expenses:
 Management and investment
  advisory fees..............           34,337                   283,692
 Custodian fees..............           10,287                    62,614
 Directors' fees.............            1,579                     2,049
 Other expenses..............               15                       327
                                     ---------               -----------
         Total Gross Expenses           46,218                   348,682
 Less: Management and
  investment advisory fees
  waived.....................            9,295                        --
                                     ---------               -----------
           Total Net Expenses           36,923                        --
                                     ---------               -----------
        Net Investment Income
             (Operating Loss)           31,071                   158,791

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions.....         (286,428)               (3,866,644)
 Foreign currency
  transactions...............          (16,567)                   (6,170)
Change in unrealized
 appreciation/depreciation
 of:
 Investments.................          208,262                (2,840,486)
 Translation of assets and
  liabilities in foreign
  currencies.................             (982)                  (18,261)
                                     ---------               -----------
  Net Realized and Unrealized
   Gain (Loss) on Investments
                          and
           Foreign Currencies          (95,715)               (6,731,561)
                                     ---------               -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations        $ (64,644)              $(6,572,770)
                                     =========               ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 LARGECAP      LARGECAP GROWTH
                                              GROWTH ACCOUNT   EQUITY ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..................................   $    21,146      $     8,821
 Interest...................................         9,625            2,264
                                               -----------      -----------
                                Total Income        30,771           11,085
Expenses:
 Management and investment advisory fees....        47,133           20,053
 Custodian fees.............................         2,813            3,135
 Directors' fees............................         2,345            1,527
 Other expenses.............................           795               14
                                               -----------      -----------
                        Total Gross Expenses        53,086           24,729
 Less: Management and investment advisory
  fees waived...............................         3,708            3,658
                                               -----------      -----------
                          Total Net Expenses        49,378           21,071
                                               -----------      -----------
      Net Investment Income (Operating Loss)       (18,607)          (9,986)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................      (487,018)      (1,163,658)
Change in unrealized
 appreciation/depreciation of:
 Investments................................      (684,213)         239,976
                                               -----------      -----------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies    (1,171,231)        (923,682)
                                               -----------      -----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations   $(1,189,838)     $  (933,668)
                                               ===========      ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     LARGECAP STOCK   MICROCAP
                                                     INDEX ACCOUNT    ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.........................................   $   359,013     $ 70,841
 Interest..........................................        67,132        2,228
                                                      -----------     --------
                                       Total Income       426,145       73,069
Expenses:
 Management and investment advisory fees...........       107,930       54,493
 Custodian fees....................................        22,282        8,490
 Directors' fees...................................         2,780        1,666
 Other expenses....................................         1,260          102
                                                      -----------     --------
                               Total Gross Expenses       134,252       64,751
 Less: Management and investment advisory fees
  waived...........................................        11,757           --
                                                      -----------     --------
                                 Total Net Expenses       122,495           --
                                                      -----------     --------
             Net Investment Income (Operating Loss)       303,650        8,318

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........................      (174,000)     101,822
 Futures contracts.................................       (69,707)         940
Change in unrealized appreciation/depreciation of:
 Investments.......................................    (4,353,780)     502,006
 Futures contracts.................................       (36,981)          --
                                                      -----------     --------
         Net Realized and Unrealized Gain (Loss) on
                 Investments and Foreign Currencies    (4,634,468)     604,768
                                                      -----------     --------
    Net Increase (Decrease) in Net Assets Resulting
                                    from Operations   $(4,330,818)    $613,086
                                                      ===========     ========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     MIDCAP      MIDCAP GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends......................................  $ 1,420,609    $    29,437
 Interest.......................................      389,579          9,722
 Security lending...............................       19,822             --
                                                  -----------    -----------
                                    Total Income    1,830,010         39,159
Expenses:
 Management and investment advisory fees........      819,662        115,007
 Custodian fees.................................        6,991         12,840
 Directors' fees................................        4,241          1,805
 Other expenses.................................        1,748            135
                                                  -----------    -----------
                                  Total Expenses      832,642        129,787
                                                  -----------    -----------
          Net Investment Income (Operating Loss)      997,368        (90,628)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................    1,824,172     (1,267,677)
Change in unrealized appreciation/depreciation
 of:
 Investments....................................   (6,846,989)    (1,367,188)
                                                  -----------    -----------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies   (5,022,817)    (2,634,865)
                                                  -----------    -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $(4,025,449)   $(2,725,493)
                                                  ===========    ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 MIDCAP GROWTH    MIDCAP VALUE
                                                 EQUITY ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................   $     3,578      $  47,690
 Interest......................................         5,494          6,513
                                                  -----------      ---------
                                   Total Income         9,072         54,203
Expenses:
 Management and investment advisory fees.......        26,481         40,112
 Custodian fees................................         6,544          5,524
 Directors' fees...............................         1,856          2,313
 Other expenses................................            29             43
                                                  -----------      ---------
                           Total Gross Expenses        34,910         47,992
 Less: Management and investment advisory fees
  waived.......................................         5,901             --
                                                  -----------      ---------
                             Total Net Expenses        29,009             --
                                                  -----------      ---------
         Net Investment Income (Operating Loss)       (19,937)         6,211

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................    (1,426,181)       530,075
Change in unrealized appreciation/depreciation
 of:
 Investments...................................       678,648       (638,884)
                                                  -----------      ---------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies      (747,533)      (108,809)
                                                  -----------      ---------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $  (767,470)     $(102,598)
                                                  ===========      =========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    MONEY MARKET   REAL ESTATE
                                                      ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends........................................   $       --    $  445,602
 Interest.........................................    3,445,083        12,779
                                                     ----------    ----------
                                      Total Income    3,445,083       458,381
Expenses:
 Management and investment advisory fees..........      314,474        81,076
 Custodian fees...................................        5,913         1,698
 Directors' fees..................................        2,692         1,704
 Other expenses...................................          636            90
                                                     ----------    ----------
                                    Total Expenses      323,715        84,568
                                                     ----------    ----------
            Net Investment Income (Operating Loss)    3,121,368       373,813

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................           --       723,530
 Other investment companies.......................           --        54,468
Change in unrealized appreciation/depreciation of:
 Investments......................................           --       138,025
                                                     ----------    ----------
        Net Realized and Unrealized Gain (Loss) on
                Investments and Foreign Currencies           --       916,023
                                                     ----------    ----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations   $3,121,368    $1,289,836
                                                     ==========    ==========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  SMALLCAP     SMALLCAP GROWTH
                                                   ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................  $  126,438     $      6,400
 Interest......................................      34,597           44,859
                                                 ----------     ------------
                                   Total Income     161,035           51,259
Expenses:
 Management and investment advisory fees.......     137,156          308,255
 Custodian fees................................       5,776            5,955
 Directors' fees...............................       1,948            2,713
 Other expenses................................         190              365
                                                 ----------     ------------
                                 Total Expenses     145,070          317,288
                                                 ----------     ------------
         Net Investment Income (Operating Loss)      15,965         (266,029)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................    (849,448)     (18,651,491)
Change in unrealized appreciation/depreciation
 of:
 Investments...................................   3,931,058        8,349,203
                                                 ----------     ------------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   3,081,610      (10,302,288)
                                                 ----------     ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $3,097,575     $(10,568,317)
                                                 ==========     ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 SMALLCAP VALUE    UTILITIES
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................    $  209,830     $   663,046
 Interest......................................        10,996          70,432
                                                   ----------     -----------
                                   Total Income       220,826         733,478
Expenses:
 Management and investment advisory fees.......       112,050         137,268
 Custodian fees................................        14,243           2,130
 Directors' fees...............................         1,815           2,054
 Other expenses................................            92             206
                                                   ----------     -----------
                                 Total Expenses       128,200         141,658
                                                   ----------     -----------
         Net Investment Income (Operating Loss)        92,626         591,820

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................       882,032      (1,161,721)
Change in unrealized appreciation/depreciation
 of:
 Investments...................................     1,116,256      (4,344,608)
                                                   ----------     -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies     1,998,288      (5,506,329)
                                                   ----------     -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    $2,090,914     $(4,914,509)
                                                   ==========     ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                   ASSET                       BALANCED
                            ALLOCATION ACCOUNT                 ACCOUNT
-----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS         YEAR
                           ENDED          ENDED          ENDED           ENDED
                          JUNE 30,    DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2001          2000           2001            2000
                        ------------  -------------  -------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $ 1,222,822   $  2,464,763   $  2,110,542    $  4,932,309
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (556,323)     6,039,973        145,091       1,114,451
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (3,834,005)    (7,081,050)    (9,800,340)     (6,146,695)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (3,167,506)     1,423,686     (7,544,707)        (99,935)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --     (2,405,702)    (4,931,951)             --
From net realized gain
 on investment and
 foreign currency
 transactions..........     (211,673)    (7,411,530)    (2,258,458)             --
                         -----------   ------------   ------------    ------------
    Total Dividends and
          Distributions     (211,673)    (9,817,232)    (7,190,409)             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   13,208,449     17,713,098      6,192,392      11,444,275
Shares issued in
 reinvestment of
 dividends and
 distributions.........      211,673      9,657,760      7,190,409              --
Shares redeemed........   (7,173,890)   (13,782,534)   (18,603,232)    (53,496,181)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    6,246,232     13,588,324     (5,220,431)    (42,051,906)
                         -----------   ------------   ------------    ------------
         Total Increase
             (Decrease)    2,867,053      5,194,778    (19,955,547)    (42,151,841)

NET ASSETS
Beginning of period....   94,905,339     89,710,561    167,595,471     209,747,312
                         -----------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $97,772,392   $ 94,905,339   $147,639,924    $167,595,471
                         ===========   ============   ============    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $ 1,222,822   $         --   $  1,992,387    $  4,901,369
                         ===========   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,126,535      1,329,179        430,254         750,565
Shares issued in
 reinvestment of
 dividends and
 distributions.........       17,279        814,157        480,001              --
Shares redeemed........     (619,388)    (1,029,865)    (1,284,326)     (3,499,495)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)      524,426      1,113,471       (374,071)     (2,748,930)
                         ===========   ============   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                BLUE CHIP                      BOND
                                 ACCOUNT                     ACCOUNT
---------------------------------------------------------------------------------
                        SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED        ENDED          ENDED           ENDED
                         JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                           2001          2000          2001            2000
                        -----------  ------------  -------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   16,641   $    28,594   $  3,873,628    $  8,403,584
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (131,672)     (434,988)       252,787      (5,971,678)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (521,896)     (286,409)       830,330       6,401,980
                         ----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (636,927)     (692,803)     4,956,745       8,833,886

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................          --       (28,594)    (8,414,360)             --
Tax return of capital
 distributions.........          --          (325)            --              --
                         ----------   -----------   ------------    ------------
    Total Dividends and
          Distributions          --       (28,919)    (8,414,360)             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............     150,277     1,107,935     20,095,490       9,167,996
Shares issued in
 reinvestment of
 dividends and
 distributions.........          --        28,919      8,414,360              --
Shares redeemed........     (68,573)   (1,316,610)    (9,277,720)    (26,852,427)
                         ----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      81,704      (179,756)    19,232,130     (17,684,431)
                         ----------   -----------   ------------    ------------
         Total Increase
             (Decrease)    (555,223)     (901,478)    15,774,515      (8,850,545)

NET ASSETS
Beginning of period....   5,551,989     6,453,467    116,216,115     125,066,660
                         ----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $4,996,766   $ 5,551,989   $131,990,630    $116,216,115
                         ==========   ===========   ============    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $   16,641   $        --   $  3,801,919    $  8,414,328
                         ==========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      17,925       112,081      1,756,627         823,519
Shares issued in
 reinvestment of
 dividends and
 distributions.........          --         3,279        748,609              --
Shares redeemed........      (7,906)     (134,983)      (806,778)     (2,446,121)
                         ----------   -----------   ------------    ------------
Net Increase (Decrease)      10,019       (19,623)     1,698,458      (1,622,602)
                         ==========   ===========   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                CAPITAL VALUE                 EQUITY GROWTH
                                   ACCOUNT                       ACCOUNT
-------------------------------------------------------------------------------------
                         SIX MONTHS         YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED           ENDED           ENDED
                          JUNE 30,      DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2001            2000           2001            2000
                        -------------  --------------  -------------  ---------------
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,386,387   $   4,559,356   $     16,352    $    345,130
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........      (541,367)     11,880,096    (21,569,439)     20,617,903
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (8,483,925)    (13,901,724)   (19,903,935)    (72,771,272)
                         ------------   -------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (7,638,905)      2,537,728    (41,457,022)    (51,808,239)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................       (36,999)     (4,521,969)      (344,140)             --
From net realized gain
 on investment and
 foreign currency
 transactions..........    (1,222,778)     (1,364,473)   (23,660,567)    (13,285,040)
                         ------------   -------------   ------------    ------------
    Total Dividends and
          Distributions    (1,259,777)     (5,886,442)   (24,004,707)    (13,285,040)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............     9,951,699      18,437,280     19,837,896      66,382,841
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,259,777       5,886,442     24,004,707      13,285,040
Shares redeemed........   (23,754,961)   (105,576,823)   (17,948,951)    (10,498,352)
                         ------------   -------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (12,543,485)    (81,253,101)    25,893,652      69,169,529
                         ------------   -------------   ------------    ------------
         Total Increase
             (Decrease)   (21,442,167)    (84,601,815)   (39,568,077)      4,076,250

NET ASSETS
Beginning of period....   283,324,951     367,926,766    383,138,568     379,062,318
                         ------------   -------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $261,882,784   $ 283,324,951   $343,570,491    $383,138,568
                         ============   =============   ============    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $  1,386,387   $      37,387   $     16,352    $    345,130
                         ============   =============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       334,044         623,580      1,100,806       2,813,275
Shares issued in
 reinvestment of
 dividends and
 distributions.........        40,835         201,936      1,223,482         579,374
Shares redeemed........      (801,835)     (3,570,710)    (1,026,231)       (450,879)
                         ------------   -------------   ------------    ------------
Net Increase (Decrease)      (426,956)     (2,745,194)     1,298,057       2,941,770
                         ============   =============   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 GOVERNMENT                      GROWTH
                             SECURITIES ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2001           2000           2001            2000
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  4,038,338   $  7,685,554   $    (66,411)   $   (418,489)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........       451,993       (162,277)   (15,330,786)     28,764,517
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      (333,215)     5,568,308    (37,911,234)    (61,491,545)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     4,157,116     13,091,585    (53,308,431)    (33,145,517)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (7,685,774)            --             --              --
From net realized gain
 on investment and
 foreign currency
 transactions..........            --             --             --     (66,459,089)
Excess distribution of
 net realized gain on
 investments and
 foreign currency
 transactions..........            --             --             --      (6,306,106)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (7,685,774)            --             --     (72,765,195)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    24,784,355     10,936,365     11,752,413      30,608,749
Shares issued in
 reinvestment of
 dividends and
 distributions.........     7,685,774             --             --      72,556,065
Shares redeemed........    (6,654,748)   (34,777,814)   (26,394,456)    (48,374,002)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    25,815,381    (23,841,449)   (14,642,043)     54,790,812
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    22,286,723    (10,749,864)   (67,950,474)    (51,119,900)

NET ASSETS
Beginning of period....   127,037,606    137,787,470    294,761,693     345,881,593
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $149,324,329   $127,037,606   $226,811,219    $294,761,693
                         ============   ============   ============    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $  4,038,117   $  7,685,553   $    (66,411)   $         --
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     2,229,303      1,002,512        827,066       1,444,146
Shares issued in
 reinvestment of
 dividends and
 distributions.........       705,764             --             --       4,092,517
Shares redeemed........      (598,050)    (3,324,050)    (1,839,361)     (2,282,554)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)     2,337,017     (2,321,538)    (1,012,295)      3,254,109
                         ============   ============   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                HIGH YIELD                 INTERNATIONAL
                                 ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                            2001          2000          2001            2000
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   648,493   $ 1,212,657   $  1,215,167    $  1,596,984
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........      113,582    (2,233,912)    (8,979,912)      7,105,562
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (607,833)      416,545    (25,959,694)    (25,931,568)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      154,242      (604,710)   (33,724,439)    (17,229,022)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --    (1,128,604)      (248,356)     (1,360,804)
Dividends in excess of
 net investment income.           --      (157,943)            --              --
From net realized gain
 on investment and
 foreign currency
 transactions..........           --            --        (35,286)     (4,555,592)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --            --             --      (3,094,690)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions           --    (1,286,547)      (283,642)     (9,011,086)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............      176,993       207,207     11,792,181      29,829,921
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --     1,286,547        283,642       9,008,906
Shares redeemed........      (75,509)     (202,059)   (16,441,098)    (19,393,805)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      101,484     1,291,695     (4,365,275)     19,445,022
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)      255,726      (599,562)   (38,373,356)     (6,795,086)

NET ASSETS
Beginning of period....   13,078,163    13,677,725    190,440,390     197,235,476
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $13,333,889   $13,078,163   $152,067,034    $190,440,390
                         ===========   ===========   ============    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $   587,959   $   (47,404)  $    493,533    $   (372,207)
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       26,482        28,193        944,179       1,931,955
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --       200,397         20,871         673,873
Shares redeemed........      (11,272)      (27,659)    (1,311,815)     (1,271,634)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)       15,210       200,931       (346,765)      1,334,194
                         ===========   ===========   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                         INTERNATIONAL EMERGING      INTERNATIONAL SMALLCAP
                             MARKETS ACCOUNT                 ACCOUNT
--------------------------------------------------------------------------------
                        SIX MONTHS      PERIOD      SIX MONTHS        YEAR
                           ENDED        ENDED         ENDED           ENDED
                         JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                           2001        2000 (A)        2001           2000
                        -----------  ------------  ------------  ---------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   31,071   $    9,487    $   158,791    $   (139,551)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (302,995)     (71,512)    (3,872,814)       (561,647)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     207,280     (250,245)    (2,857,935)     (7,665,999)
                         ----------   ----------    -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     (64,644)    (312,270)    (6,571,958)     (8,367,197)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (12,327)      (8,144)            --              --
From net realized gain
 on investment and
 foreign currency
 transactions..........          --           --             --      (2,356,898)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.          --           --             --        (487,025)
Tax return of capital
 distributions.........          --           --             --          (1,037)
                         ----------   ----------    -----------    ------------
    Total Dividends and
          Distributions     (12,327)      (8,144)            --      (2,844,960)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   1,373,024    5,215,736     12,639,526      42,892,939
Shares issued in
 reinvestment of
 dividends and
 distributions.........      12,327        8,144             --       2,718,661
Shares redeemed........    (124,134)     (20,729)    (9,111,211)    (24,416,599)
                         ----------   ----------    -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   1,261,217    5,203,151      3,528,315      21,195,001
                         ----------   ----------    -----------    ------------
         Total Increase
             (Decrease)   1,184,246    4,882,737     (3,043,643)      9,982,844

NET ASSETS
Beginning of period....   4,882,737           --     50,022,618      40,039,774
                         ----------   ----------    -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $6,066,983   $4,882,737    $46,978,975    $ 50,022,618
                         ==========   ==========    ===========    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $      694   $   (1,483)   $   152,621    $         --
                         ==========   ==========    ===========    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     144,661      522,613        998,209       2,432,981
Shares issued in
 reinvestment of
 dividends and
 distributions.........       1,211          889             --         199,841
Shares redeemed........     (14,009)      (2,263)      (721,447)     (1,428,873)
                         ----------   ----------    -----------    ------------
Net Increase (Decrease)     131,863      521,239        276,762       1,203,949
                         ==========   ==========    ===========    ============



(a)Period from October 24, 2000 (date operations commenced) through December 31, 2000.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 LARGECAP                LARGECAP GROWTH
                              GROWTH ACCOUNT              EQUITY ACCOUNT
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS       PERIOD
                           ENDED         ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2001          2000          2001         2000 (A)
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (18,607)  $   (50,418)  $    (9,986)   $    (1,684)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (487,018)      216,503    (1,163,658)      (869,515)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (684,213)   (1,157,047)      239,976       (240,513)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (1,189,838)     (990,962)     (933,668)    (1,111,712)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain
 on investment and
 foreign currency
 transactions..........       (4,031)           --            --             --
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions       (4,031)           --            --             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    3,678,645     1,486,508     1,225,502      5,344,648
Shares issued in
 reinvestment of
 dividends and
 distributions.........        4,031            --            --             --
Shares redeemed........     (137,116)     (141,308)      (53,689)           (83)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,545,560     1,345,200     1,171,813      5,344,565
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    2,351,691       354,238       238,145      4,232,853

NET ASSETS
Beginning of period....    7,398,869     7,044,631     4,232,853             --
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 9,750,560   $ 7,398,869   $ 4,470,998    $ 4,232,853
                         ===========   ===========   ===========    ===========
Undistributed Net
 Investment Income
 (Operating Loss)......  $   (18,607)  $        --   $    (9,986)   $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      334,452       112,598       191,598        543,732
Shares issued in
 reinvestment of
 dividends and
 distributions.........          335            --            --             --
Shares redeemed........      (12,963)      (10,106)       (8,067)           (10)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      321,824       102,492       183,531        543,722
                         ===========   ===========   ===========    ===========



(a)Period from October 24, 2000 (date operations commenced) through December 31, 2000.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                              LARGECAP STOCK                  MICROCAP
                               INDEX ACCOUNT                  ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS        YEAR
                           ENDED          ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2001          2000           2001           2000
                        ------------  -------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   303,650   $    582,174   $     8,318    $    50,941
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (243,707)      (219,779)      102,762        641,097
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (4,390,761)    (6,112,382)      502,006        130,618
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (4,330,818)    (5,749,987)      613,086        822,656

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --       (577,316)           --        (50,940)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --        (55,246)           --             --
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --       (225,122)           --             --
Tax return of capital
 distributions.........           --             --            --           (459)
                         -----------   ------------   -----------    -----------
    Total Dividends and
          Distributions           --       (857,684)           --        (51,399)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   13,892,831     30,386,338     1,310,196      4,161,982
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --        754,102            --         51,399
Shares redeemed........   (2,233,622)   (10,994,732)     (292,665)    (1,005,448)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   11,659,209     20,145,708     1,017,531      3,207,933
                         -----------   ------------   -----------    -----------
         Total Increase
             (Decrease)    7,328,391     13,538,037     1,630,617      3,979,190

NET ASSETS
Beginning of period....   59,626,359     46,088,322    10,396,858      6,417,668
                         -----------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $66,954,750   $ 59,626,359   $12,027,475    $10,396,858
                         ===========   ============   ===========    ===========
Undistributed Net
 Investment Income
 (Operating Loss)......  $   308,508   $      4,858   $     8,318    $        --
                         ===========   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,540,232      2,954,231       144,578        465,290
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --         79,983            --          6,208
Shares redeemed........     (253,983)    (1,076,183)      (33,165)      (112,083)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)    1,286,249      1,958,031       111,413        359,415
                         ===========   ============   ===========    ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                   MIDCAP                   MIDCAP GROWTH
                                  ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2001           2000           2001           2000
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    997,368   $    749,449   $   (90,628)   $    53,703
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     1,824,172     45,455,175    (1,267,677)     2,807,056
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (6,846,989)    (9,178,108)   (1,367,188)    (1,709,986)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (4,025,449)    37,026,516    (2,725,493)     1,150,773

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................            --       (738,906)           --        (45,238)
From net realized gain
 on investment and
 foreign currency
 transactions..........    (7,231,611)   (51,094,509)     (634,581)    (2,169,212)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (7,231,611)   (51,833,415)     (634,581)    (2,214,450)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    12,971,130     19,934,264     6,099,203     11,982,717
Shares issued in
 reinvestment of
 dividends and
 distributions.........     7,231,611     51,764,109       634,581      2,214,450
Shares redeemed........   (18,544,516)   (32,560,709)   (1,526,139)    (1,473,869)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     1,658,225     39,137,664     5,207,645     12,723,298
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    (9,598,835)    24,330,765     1,847,571     11,659,621

NET ASSETS
Beginning of period....   286,680,590    262,349,825    25,923,916     14,264,295
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $277,081,755   $286,680,590   $27,771,487    $25,923,916
                         ============   ============   ===========    ===========
Undistributed Net
 Investment Income
 (Operating Loss)......  $    997,368   $     10,543   $   (90,628)   $     8,465
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       396,868        541,108       652,898      1,047,222
Shares issued in
 reinvestment of
 dividends and
 distributions.........       219,472      1,548,200        62,092        226,658
Shares redeemed........      (573,665)      (880,939)     (160,759)      (132,398)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)        42,675      1,208,369       554,231      1,141,482
                         ============   ============   ===========    ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                              MIDCAP GROWTH               MIDCAP VALUE
                              EQUITY ACCOUNT                 ACCOUNT
-------------------------------------------------------------------------------
                         SIX MONTHS      PERIOD     SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED         ENDED
                          JUNE 30,    DECEMBER 31,   JUNE 30,     DECEMBER 31,
                            2001        2000 (A)       2001           2000
                        ------------  ------------  -----------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (19,937)  $   (2,624)   $    6,211    $    1,412
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (1,426,181)    (496,694)      530,075       629,394
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      678,648     (449,155)     (638,884)    1,173,713
                         -----------   ----------    ----------    ----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     (767,470)    (948,473)     (102,598)    1,804,519

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --           --            --        (1,412)
Dividends in excess of
 net investment income.           --           --            --        (1,494)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --           --      (106,280)     (907,190)
                         -----------   ----------    ----------    ----------
    Total Dividends and
          Distributions           --           --      (106,280)     (910,096)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    2,394,577    5,979,139       970,905       193,535
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --           --       106,280       910,096
Shares redeemed........     (165,827)         (46)      (10,955)      (14,459)
                         -----------   ----------    ----------    ----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,228,750    5,979,093     1,066,230     1,089,172
                         -----------   ----------    ----------    ----------
         Total Increase
             (Decrease)    1,461,280    5,030,620       857,352     1,983,595

NET ASSETS
Beginning of period....    5,030,620           --     7,739,237     5,755,642
                         -----------   ----------    ----------    ----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 6,491,900   $5,030,620    $8,596,589    $7,739,237
                         ===========   ==========    ==========    ==========
Undistributed Net
 Investment Income
 (Operating Loss)......  $   (19,937)  $       --    $    6,211    $       --
                         ===========   ==========    ==========    ==========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      346,031      618,687        81,024        15,996
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --           --         8,894        83,045
Shares redeemed........      (23,420)          (5)         (913)       (1,224)
                         -----------   ----------    ----------    ----------
Net Increase (Decrease)      322,611      618,682        89,005        97,817
                         ===========   ==========    ==========    ==========



(a)Period from October 24, 2000 (date operations commenced) through December 31, 2000.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                MONEY MARKET                  REAL ESTATE
                                   ACCOUNT                      ACCOUNT
-----------------------------------------------------------------------------------
                         SIX MONTHS         YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED          ENDED          ENDED
                          JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2001            2000           2001           2000
                        -------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  3,121,368   $   6,285,956   $   373,813    $   711,495
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........            --              --       777,998        (58,157)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....            --              --       138,025      2,980,661
                         ------------   -------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     3,121,368       6,285,956     1,289,836      3,633,999

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (3,121,368)     (6,285,956)           --       (709,314)
                         ------------   -------------   -----------    -----------
    Total Dividends and
          Distributions    (3,121,368)     (6,285,956)           --       (709,314)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    81,221,874     133,086,321     4,399,661      6,834,130
Shares issued in
 reinvestment of
 dividends and
 distributions.........     3,121,368       6,285,956            --        709,314
Shares redeemed........   (52,044,880)   (145,586,162)   (2,001,069)    (3,767,431)
                         ------------   -------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    32,298,362      (6,213,885)    2,398,592      3,776,013
                         ------------   -------------   -----------    -----------
         Total Increase
             (Decrease)    32,298,362      (6,213,885)    3,688,428      6,700,698

NET ASSETS
Beginning of period....   114,709,825     120,923,710    17,260,982     10,560,284
                         ------------   -------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $147,008,187   $ 114,709,825   $20,949,410    $17,260,982
                         ============   =============   ===========    ===========
Undistributed Net
 Investment Income
 (Operating Loss)......  $         --   $          --   $   373,813    $    13,005
                         ============   =============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    81,221,874     133,084,204       435,434        702,652
Shares issued in
 reinvestment of
 dividends and
 distributions.........     3,121,368       6,288,073            --         69,851
Shares redeemed........   (52,044,880)   (145,586,162)     (200,554)      (383,116)
                         ------------   -------------   -----------    -----------
Net Increase (Decrease)    32,298,362      (6,213,885)      234,880        389,387
                         ============   =============   ===========    ===========



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 SMALLCAP                 SMALLCAP GROWTH
                                 ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                            2001          2000          2001            2000
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    15,965   $    90,972   $   (266,029)   $   (337,333)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (849,448)    2,329,998    (18,651,491)      2,480,608
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    3,931,058    (7,077,097)     8,349,203     (16,580,936)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    3,097,575    (4,656,127)   (10,568,317)    (14,437,661)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --       (87,026)            --              --
From net realized gain
 on investment and
 foreign currency
 transactions..........           --    (4,538,491)            --      (3,412,828)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --      (520,258)            --        (994,316)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions           --    (5,145,775)            --      (4,407,144)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    5,238,621    14,991,446     10,173,250      57,527,403
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --     3,734,900             --       4,233,144
Shares redeemed........   (1,475,695)   (5,027,593)    (2,983,257)    (14,170,042)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,762,926    13,698,753      7,189,993      47,590,505
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)    6,860,501     3,896,851     (3,378,324)     28,745,700

NET ASSETS
Beginning of period....   30,006,494    26,109,643     68,420,881      39,675,181
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $36,866,995   $30,006,494   $ 65,042,557    $ 68,420,881
                         ===========   ===========   ============    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $    15,965   $     3,946   $   (266,029)   $         --
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      647,479     1,426,492        759,873       2,763,348
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --       462,710             --         284,308
Shares redeemed........     (190,379)     (486,356)      (240,093)       (687,442)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)      457,100     1,402,846        519,780       2,360,214
                         ===========   ===========   ============    ============



See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                              SMALLCAP VALUE                UTILITIES
                                 ACCOUNT                     ACCOUNT
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2001          2000          2001           2000
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    92,626   $   178,102   $   591,820    $   821,234
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........      882,032     1,222,559    (1,161,721)       353,840
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,116,256     1,751,714    (4,344,608)     5,359,506
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    2,090,914     3,152,375    (4,914,509)     6,534,580

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --      (173,352)           --       (821,465)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --    (1,214,162)           --       (740,932)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --      (128,631)           --       (134,361)
Tax return of capital
 distributions.........           --            --            --           (423)
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions           --    (1,516,145)           --     (1,697,181)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    6,679,953     5,169,696     9,676,443     10,940,511
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --     1,516,145            --      1,203,946
Shares redeemed........   (1,382,974)   (2,044,279)   (2,598,193)    (3,940,802)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    5,296,979     4,641,562     7,078,250      8,203,655
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    7,387,893     6,277,792     2,163,741     13,041,054

NET ASSETS
Beginning of period....   17,358,249    11,080,457    43,725,200     30,684,146
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $24,746,142   $17,358,249   $45,888,941    $43,725,200
                         ===========   ===========   ===========    ===========
Undistributed Net
 Investment Income
 (Operating Loss)......  $    92,626   $     4,750   $   591,820    $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      578,653       476,158       822,680        938,786
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --       146,771            --        101,944
Shares redeemed........     (121,003)     (182,976)     (230,048)      (338,397)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      457,650       439,953       592,632        702,333
                         ===========   ===========   ===========    ===========



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Variable Contracts Fund, Inc. (the "Fund") consists of 26 accounts (Asset Allocation Account, Balanced Account, Blue Chip Account, Bond Account, Capital Value Account, Equity Growth Account, Government Securities Account, Growth Account, High Yield Account, International Account, International Emerging Markets Account, International SmallCap Account, LargeCap Growth Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, MicroCap Account, MidCap Account, MidCap Growth Account, MidCap Growth Equity Account, MidCap Value Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, and Utilities Account) known as the "Accounts". The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry.

Effective May 1, 2001, Aggressive Growth Account changed its name to Equity Growth Account.

Effective October 24, 2000, the name of the Stock Index 500 Account was changed to LargeCap Stock Index Account. In addition, on October 24, 2000, the initial purchases of 500,000 shares of the International Emerging Markets Account, LargeCap Growth Equity Account and the MidCap Growth Equity Account were made by Principal Life Insurance Company.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION. . The Accounts (with the exception of the Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

The Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of each account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation ("the Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders do not have access to the account.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Accounts record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities purchased are accreted/amortized, over the lives of the respective securities.



DISTRIBUTIONS TO SHAREHOLDERS . With respect to the Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions of the other accounts are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, returns of capital, futures and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supersedes a previous version of the AICPA Audit and Accounting Guide for Investment Companies and Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As required, the Accounts have adopted the provisions of the Guide.

In accordance with the Guide the Accounts began amortizing discounts and/or premiums on debt securities, effective January 1, 2001. The cumulative effect of this accounting change had no impact on total net assets of the Accounts, but resulted in a reduction in cost of securities and a corresponding increase in unrealized appreciation (depreciation) of approximately $122,000, $116,000, and $5,000 for the Balanced Account, Bond Account and High Yield Account, respectively, based on securities held as of January 1, 2001.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The effect of this change for the six months ended June 30, 2001, was to decrease net investment income by approximately $35,000, $44,000, and $5,000; increase net realized gain (loss) from investment transactions by approximately $10,000, $17,000, and $2,000; and increase change in unrealized appreciation/depreciation by approximately $25,000, $27,000, and $3,000, for the Balanced Account, Bond Account and High Yield Account, respectively. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.


3. OPERATING POLICIES



FUTURES CONTRACTS. . The Accounts (with the exception of Money Market Account) may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the Statement of Assets and Liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.



JOINT TRADING ACCOUNT. . Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT. . Certain of the Accounts participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of
 .09% on the amount of the line of credit. The commitment fee is allocated among the participating accounts, funds, and portfolios in proportion to their average net assets during each calendar quarter. At June 30, 2001, the Accounts had no outstanding borrowings under the line of credit.



SECURITY LENDING . Certain of the Accounts may lend portfolio securities to approved brokers to earn additional income. Each applicable account receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Although risk is mitigated by the collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.



SHORT SALES . The Accounts may engage in "short sales against the box." This technique involves selling either a security owned by an account, or a security equivalent in kind and amount to the security sold short that the account has the right to obtain, for delivery at a specified date in the future. An account may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an account loses the opportunity to participate in the gain.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each Account's average daily net assets. The annual rates used in this calculation for the Accounts are as follows:

                                       NET ASSET VALUE OF ACCOUNTS
                                              (IN MILLIONS)
                                  ------------------------------------
                                  FIRST    NEXT    NEXT    NEXT     OVER
                                   $100    $100    $100    $100     $400
                                  -----    ----    ----    ----     ----

 Asset Allocation Account           .80%    .75%    .70%    .65%     .60%
 Balanced Account                   .60     .55     .50     .45      .40
 Bond Account                       .50     .45     .40     .35      .30
 Equity Growth Account              .80     .75     .70     .65      .60
 Government Securities Account      .50     .45     .40     .35      .30
 High Yield Account                 .60     .55     .50     .45      .40
 International SmallCap Account    1.20    1.15    1.10    1.05     1.00
 MicroCap Account                  1.00     .95     .90     .85      .80
 MidCap Account                     .65     .60     .55     .50      .45
 MidCap Growth Account              .90     .85     .80     .75      .70
 Money Market Account               .50     .45     .40     .35      .30
 Real Estate Account                .90     .85     .80     .75      .70
 SmallCap Account                   .85     .80     .75     .70      .65
 SmallCap Growth Account           1.00     .95     .90     .85      .80
 SmallCap Value Account            1.10    1.05    1.00     .95      .90
 Utilities Account                  .60     .55     .50     .45      .40



                                            NET ASSET VALUE OF ACCOUNTS
                                                   (IN MILLIONS)
                                      -------------------------------------
                                      FIRST    NEXT    NEXT    NEXT     OVER
                                       $250    $250    $250    $250    $1,000
                                      -----    ----    ----    ----    ------
 Blue Chip Account                     .60%    .55%    .50%    .45%      .40%
 Capital Value Account                 .60     .55     .50     .45       .40
 Growth Account                        .60     .55     .50     .45       .40
 International Account                 .85     .80     .75     .70       .65
 International Emerging Markets       1.25    1.20    1.15    1.10      1.05
 Account
 LargeCap Growth Account              1.10    1.05    1.00     .95       .90
 MidCap Value Account                 1.05    1.00     .95     .90       .85



                                                      OVERALL FEE
                                                     -------------
 LargeCap Growth Equity Account                          1.00%
 LargeCap Stock Index Account                             .35
 MidCap Growth Equity Account                            1.00

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager voluntarily waives a portion of its fees for certain Accounts. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the period. The amounts waived and the operating exepense limits, which were maintained at or below that shown, are as follows:

                                                          AMOUNT WAIVED
                                                   -------------------------
                                                   SIX MONTHS ENDED    EXPENSE
                                                    JUNE 30, 2001       LIMIT
                                                   ----------------    -------
 International Emerging Markets Account                $ 9,295          1.35%
 LargeCap Growth Account                                 3,708          1.20
 LargeCap Growth Equity Account                          3,658          1.10
 LargeCap Stock Index Account                           11,757           .40
 MidCap Growth Equity Account                            5,901          1.10






AFFILIATED OWNERSHIP. . At June 30, 2001, Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned all of the shares of the Accounts.



AFFILIATED BROKERAGE COMMISSIONS. . No brokerage commissions were paid by the Accounts to Princor Financial Services Corporation during the period. Brokerage commissions were paid to other affiliates by the following Accounts:

                                                                     SIX MONTHS ENDED      PERIODS ENDED
                                                                       JUNE 30, 2001     DECEMBER 31, 2000
                                                                     ----------------    -----------------
 Asset Allocation Account                                                 $ 1,560            $100,322
 Balanced Account                                                          11,943               5,999
 Blue Chip Account                                                            496              16,531
 Capital Value Account                                                      4,565               1,659
 Equity Growth Account                                                     28,763             153,776
 Growth Account                                                             3,410              27,459
 International Account                                                     48,387             178,581
 International Emerging Markets Account                                     2,608                 449
 International SmallCap Account                                             1,050              31,991
 LargeCap Growth Account                                                      325                 447
 LargeCap Growth Equity Account                                               432                  95
 LargeCap Stock Index Account                                                 156                  --
 MicroCap Account                                                              10               2,185
 MidCap Account                                                            13,412              96,191
 MidCap Growth Account                                                      1,155               4,202
 MidCap Growth Equity Account                                               1,323                 540
 MidCap Value Account                                                      12,649              17,511
 Real Estate Account                                                        6,145               2,347
 SmallCap Account                                                           4,991              10,179
 SmallCap Growth Account                                                    4,775               1,347
 SmallCap Value Account                                                     2,689              14,225
 Utilities Account                                                          5,870              14,647


With respect to the MicroCap Account, on July 31, 2000, the brokerage commissions on investment transactions executed in conjunction with a recommendation of the Account's Manager to implement a change in the Account's investment strategy were not charged to the account. Absent such undertaking, the cost of these investment securities and the unrealized loss would have increased by $30,936. The per share effect of these transactions was $0.03.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows:

                                                                                    PURCHASES              SALES
                                                                             ------------------------  --------------
 Asset Allocation Account                                                          $ 59,398,879         $ 50,483,193
 Balanced Account                                                                   107,565,237          105,089,166
 Blue Chip Account                                                                    2,481,307            2,206,414
 Bond Account                                                                       134,204,709          125,596,179
 Capital Value Account                                                               60,884,210           72,274,402
 Equity Growth Account                                                              138,720,259          135,560,820
 Government Securities Account                                                       57,505,420           28,224,311
 Growth Account                                                                      55,575,273           68,936,029
 High Yield Account                                                                  15,766,724           15,027,385
 International Account                                                               79,654,966           82,483,500
 International Emerging Markets Account                                               3,325,496            2,106,254
 International SmallCap Account                                                      40,756,971           34,328,163
 LargeCap Growth Account                                                              4,968,407            1,446,901
 LargeCap Growth Equity Account                                                       3,873,918            2,783,793
 LargeCap Stock Index Account                                                        14,828,242            2,730,297
 MicroCap Account                                                                     7,260,587            6,174,545
 MidCap Account                                                                      43,027,409           55,162,149
 MidCap Growth Account                                                                9,568,813            5,314,958
 MidCap Growth Equity Account                                                        11,311,730            9,006,547
 MidCap Value Account                                                                 9,573,430            8,946,382
 Real Estate Account                                                                  9,798,444            6,694,694
 SmallCap Account                                                                    28,281,915           25,542,224
 SmallCap Growth Account                                                             55,968,627            45,224190
 SmallCap Value Account                                                              12,391,382            7,005,816
 Utilities Account                                                                   31,265,113           22,981,621




The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of June 30, 2001, the Asset Allocation Account, Balanced Account, Bond Account, and the Government Securities Account had TBA purchase commitments involoving securities with face amounts of $6,900,000, $600,000, $3,450,000 and $4,000,000, costs of $6,920,258, $588,141, $3,371,648 and $3,962,422, and market values of $6,897,313, $590,813, $3,397,174 and
$3,938,752, respectively. Each Account has set aside investment securities and other assets in excess of the commitment to serve as collateral.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

At June 30, 2001, net unrealized appreciation (depreciation) of investments by the Accounts was composed of the following:

                                                                                   NET UNREALIZED
                                                      GROSS UNREALIZED             APPRECIATION
                                            -------------------------------------  (DEPRECIATION)
                                                                                    OF INVESTMENTS
                                                                   (DEPRECIATION)  ---------------
                                            APPRECIATION           --------------
                                            ---------------------
 Asset Allocation Account                               9,495,382    (6,171,934)                     3,323,448
 Balanced Account                                      11,640,775   (15,444,505)                    (3,803,730)
 Blue Chip Account                                        349,535      (879,270)                      (529,735)
 Bond Account                                           1,095,091    (1,087,779)                         7,312
 Capital Value Account                                 28,590,559   (12,662,288)                    15,928,271
 Equity Growth Account                                 53,809,352   (40,232,432)                    13,576,920
 Government Securities Account                          2,231,556      (497,527)                     1,734,029
 Growth Account                                        31,910,065   (49,379,073)                   (17,469,008)
 High Yield Account                                       274,961    (1,618,612)                    (1,343,651)
 International Account                                 11,913,730   (25,109,426)                   (13,195,696)
 International Emerging Markets Account                   452,165      (495,130)                       (42,965)
 International SmallCap Account                         4,757,183    (4,500,754)                       256,429
 LargeCap Growth Account                                  918,208      (835,608)                        82,600
 LargeCap Growth Equity Account                           204,174      (204,711)                          (537)
 LargeCap Stock Index Account                           6,158,806   (13,699,052)                    (7,540,246)
 MicroCap Account                                       1,748,578    (1,423,115)                       325,463
 MidCap Account                                        45,985,725    (8,423,207)                    37,562,518
 MidCap Growth Account                                  3,622,520    (5,232,613)                    (1,610,093)
 MidCap Growth Equity Account                             724,205      (494,712)                       229,493
 MidCap Value Account                                     886,582      (164,284)                       722,298
 Real Estate Account                                    2,749,255       (97,544)                     2,651,711
 SmallCap Account                                       4,957,844    (7,044,726)                    (2,086,882)
 SmallCap Growth Account                               11,617,100    (5,706,968)                     5,910,132
 SmallCap Value Account                                 4,867,190    (1,005,826)                     3,861,364
 Utilities Account                                      5,306,477    (3,284,787)                     2,021,690


The Accounts' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (54.42%)
AEROSPACE & DEFENSE (0.18%)
                                                                                    $
 Boeing                                                            3,150               175,140
AEROSPACE & DEFENSE EQUIPMENT (1.96%)
 General Dynamics                                                  9,350               727,523
 United Technologies                                              16,250             1,190,475
                                                                                     1,917,998
AIRLINES (0.36%)
 British Airways                                                   1,400                68,488
 Continental Airlines /1/                                          3,650               179,762
 KLM                                                               5,955               105,106
                                                                                       353,356
APPLICATIONS SOFTWARE (1.03%)
 Intuit /1/                                                        3,100               123,969
 Mercury Interactive /1/                                           1,400                83,860
 Microsoft /1/                                                    10,200               744,600
 Siebel Systems /1/                                                1,200                56,280
                                                                                     1,008,709
ATHLETIC EQUIPMENT (0.06%)
 Amer Group                                                        5,500                62,858
AUDIO & VIDEO PRODUCTS (0.47%)
 Matsushita Electric Industrial                                    8,000               126,400
 Sony                                                              5,000               329,000
                                                                                       455,400
AUTO-CARS & LIGHT TRUCKS (1.05%)
 Fiat                                                              2,585                51,002
 General Motors                                                    3,650               234,878
 Toyota Motor                                                      8,600               605,870
 Volkswagen                                                       14,000               130,845
                                                                                     1,022,595
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.81%)
 ArvinMeritor                                                     47,174               789,693
BEVERAGES-NON-ALCOHOLIC (0.35%)
 Coca-Cola                                                         1,000                45,000
 Pepsico                                                           6,800               300,560
                                                                                       345,560
BREWERY (0.23%)
 Anheuser-Busch                                                    5,400               222,480
BROADCASTING SERVICES & PROGRAMMING (0.61%)
 AT&T - Liberty Media /1/                                         28,400               496,716
 Clear Channel Communications /1/                                  1,600               100,320
                                                                                       597,036
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.20%)
 Masco                                                             7,900               197,184
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.11%)
 Italcementi                                                      13,520               105,758
BUILDING-RESIDENTIAL & COMMERCIAL (0.20%)
 Sekisui House                                                    23,000               195,300
CABLE TV (0.20%)
 Comcast                                                           4,500               195,300
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.46%)
                                                                                    $
 AT&T Wireless Group /1/                                          14,762               241,359
 Crown Castle International /1/                                    8,500               139,400
 Telesp Celular Participacoes                                      4,550                68,932
                                                                                       449,691
CHEMICALS-DIVERSIFIED (1.16%)
 Akzo Nobel                                                        8,566               364,740
 Asahi Kasei                                                       4,100               172,264
 Bayer                                                            10,735               418,043
 Mitsubishi Chemical                                               6,100               163,364
 Nova Chemicals                                                      696                14,400
                                                                                     1,132,811
CHEMICALS-SPECIALTY (0.16%)
 Millennium Chemicals                                              9,900               148,995
 Syngenta /1/                                                        623                 6,728
                                                                                       155,723
CIRCUIT BOARDS (0.06%)
 Jabil Circuit /1/                                                 2,000                61,720
COMMERCIAL BANKS (0.60%)
 Allied Irish Banks                                                8,700               195,750
 Banco Santander Central Hispano                                  23,400               215,046
 Westpac Banking                                                   4,900               179,340
                                                                                       590,136
COMMERCIAL SERVICE-FINANCE (0.03%)
 Concord EFS /1/                                                     600                31,206
COMPUTERS (0.73%)
 Compaq Computer                                                   5,500                85,195
 Dell Computer /1/                                                 1,300                33,995
 International Business Machines                                   4,300               485,900
 Sun Microsystems /1/                                              7,000               110,040
                                                                                       715,130
COMPUTERS-INTEGRATED SYSTEMS (0.08%)
 Brocade Communications System /1/                                 1,100                48,389
 McData /1/                                                        1,561                27,396
                                                                                        75,785
COMPUTERS-MEMORY DEVICES (0.55%)
 EMC                                                               6,500               188,825
 StorageNetworks /1/                                               2,200                37,378
 TDK                                                               2,800               133,560
 Veritas Software /1/                                              2,705               179,964
                                                                                       539,727
COSMETICS & TOILETRIES (1.07%)
 Colgate-Palmolive                                                 2,100               123,879
 KAO                                                               2,200               546,845
 Procter & Gamble                                                  4,250               271,150
 Shiseido                                                         11,000               103,194
                                                                                     1,045,068
CRUISE LINES (0.06%)
 P&O Princess Cruises                                              2,925                62,010
DATA PROCESSING & MANAGEMENT (0.03%)
 First Data                                                          500                32,125
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.35%)
                                                                                    $
 Citigroup                                                        24,966             1,319,203
DIVERSIFIED MANUFACTURING OPERATIONS (2.62%)
 General Electric                                                 24,100             1,174,875
 Honeywell International                                           1,200                41,988
 Tyco International                                               24,700             1,346,150
                                                                                     2,563,013
DIVERSIFIED OPERATIONS (0.12%)
 Bass                                                              8,928                96,869
 Keppel                                                            5,375                21,358
                                                                                       118,227
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Hitachi                                                           2,900               287,071
ELECTRIC-INTEGRATED (1.06%)
 Endesa                                                            5,600                88,928
 EVN                                                              10,800                67,475
 Innogy Holdings                                                   1,368                42,066
 International Power /1/                                           1,368                57,866
 NiSource                                                         22,400               612,192
 XCEL Energy                                                       5,870               167,002
                                                                                     1,035,529
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.17%)
 Koninklijke Philips Electronics                                  31,514               832,915
 Kyocera                                                           3,000               267,270
 Sanmina /1/                                                       1,700                39,797
                                                                                     1,139,982
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.19%)
 Altera /1/                                                        1,800                52,200
 Conexant Systems /1/                                             12,300               110,085
 Intel                                                            20,600               602,550
 Micron Technology                                                 1,000                41,100
 QLogic /1/                                                        1,200                77,340
 Texas Instruments                                                 7,100               223,650
 Xilinx /1/                                                        1,400                57,736
                                                                                     1,164,661
ENTERPRISE SOFTWARE/SERVICE (0.28%)
 BEA Systems /1/                                                   1,100                33,781
 Oracle /1/                                                       12,700               241,300
                                                                                       275,081
FIDUCIARY BANKS (0.38%)
 Bank of New York                                                  2,813               135,024
 Mellon Financial                                                  5,150               236,900
                                                                                       371,924
FINANCE-INVESTMENT BANKER & BROKER (0.50%)
 Goldman Sachs Group                                               1,200               102,960
 Nomura Securities                                                 2,000               383,272
                                                                                       486,232
FINANCE-MORTGAGE LOAN/BANKER (1.76%)
 Federal Home Loan Mortgage                                       24,650             1,725,500
FOOD-MISCELLANEOUS/DIVERSIFIED (1.25%)
 Groupe Danone                                                    21,528               588,791
 Kraft Foods                                                      10,850               336,350
 Nestle                                                            4,000               212,535
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                                    $
 Quaker Oats                                                         900                82,125
                                                                                     1,219,801
FOOD-RETAIL (0.14%)
 Safeway /1/                                                       2,800               134,400
HOTELS & MOTELS (0.05%)
 Starwood Hotels & Resorts Worldwide                               1,400                52,192
INDEPENDENT POWER PRODUCER (0.04%)
 Calpine /1/                                                       1,100                41,580
INSTRUMENTS-SCIENTIFIC (0.05%)
 Applied Biosystems Group                                          1,800                48,150
LIFE & HEALTH INSURANCE (1.01%)
 American General                                                  5,050               234,573
 Lincoln National                                                 12,600               652,050
 Torchmark                                                         2,500               100,525
                                                                                       987,148
MACHINERY-CONSTRUCTION & MINING (0.11%)
 Caterpillar                                                       2,200               110,110
MEDICAL INSTRUMENTS (0.16%)
 Medtronic                                                         3,500               161,035
MEDICAL LABORATORY & TESTING SERVICE (0.13%)
 Laboratory Corp. of America Holdings /1/                          1,600               123,040
MEDICAL PRODUCTS (0.51%)
 Johnson & Johnson                                                 3,800               190,000
 Nycomed Amersham                                                  8,569               312,769
                                                                                       502,769
MEDICAL-BIOMEDICAL/GENE (0.24%)
 Amgen /1/                                                         2,200               133,496
 CuraGen /1/                                                         700                25,480
 Invitrogen /1/                                                    1,000                71,800
                                                                                       230,776
MEDICAL-DRUGS (4.15%)
 Abbott Laboratories                                               7,650               367,276
 American Home Products                                           15,800               923,352
 Bristol-Myers Squibb                                             12,350               645,905
 Eli Lilly                                                         1,700               125,800
 GlaxoSmithKline /1/                                               2,503               140,669
 Merck                                                             3,600               230,076
 Novartis                                                          5,758               208,152
 Novo-Nordisk                                                      8,000               360,000
 Pfizer                                                           22,900               917,145
 Schering-Plough                                                   3,950               143,148
                                                                                     4,061,523
MEDICAL-HOSPITALS (0.16%)
 HCA - The Healthcare Company                                      3,500               158,165
METAL PROCESSORS & FABRICATION (0.25%)
 SKF                                                              15,370               239,772
MONEY CENTER BANKS (2.54%)
 ABN Amro Holding                                                 22,345               422,991
 Bank of America                                                   7,250               435,218
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                    $
 Barclays                                                          5,571               699,160
 Commerzbank                                                       3,600                90,972
 HSBC Holdings                                                     3,600               215,640
 JP Morgan Chase                                                  13,807               615,792
                                                                                     2,479,773
MULTI-LINE INSURANCE (1.97%)
 Allstate                                                         16,700               734,633
 American International Group                                     10,450               898,700
 Loews                                                             1,300                83,759
 Safeco                                                            3,250                95,875
 St. Paul                                                          2,200               111,518
                                                                                     1,924,485
MULTIMEDIA (0.65%)
 AOL Time Warner /1/                                              11,900               630,700
NETWORKING PRODUCTS (0.56%)
 3Com /1/                                                         14,550                69,113
 Cisco Systems /1/                                                19,100               347,620
 Lucent Technologies                                              20,850               129,270
                                                                                       546,003
NON-FERROUS METALS (0.36%)
 USEC                                                             41,600               350,688
NON-HOTEL GAMBLING (0.13%)
 Hilton Group                                                     18,500               124,107
OFFICE AUTOMATION & EQUIPMENT (0.06%)
 OCE                                                               5,780                60,112
OIL COMPANY-INTEGRATED (2.01%)
 BP Amoco                                                          3,850               191,922
 Conoco                                                           21,000               592,200
 Exxon Mobil                                                       9,200               803,620
 TotalFinaElf                                                      5,410               379,782
                                                                                     1,967,524
PHARMACEUTICALS (0.25%)
 Pharmacia                                                         5,232               240,410
PHOTO EQUIPMENT & SUPPLIES (0.39%)
 Fuji Photo Film                                                   8,800               382,800
PRINTING-COMMERCIAL (0.14%)
 Dai Nippon Printing                                               1,100               134,241
PROPERTY & CASUALTY INSURANCE (0.22%)
 Tokio Marine & Fire Insurance                                     4,600               213,946
PUBLICLY TRADED INVESTMENT FUND (4.48%)
 Standard & Poor's 500 Depository Receipts                        35,700             4,376,820
REGIONAL BANKS (1.04%)
 Fifth Third Bancorp                                               2,100               126,105
 FleetBoston Financial                                            18,975               748,564
 PNC Financial Services Group                                      2,100               138,159
                                                                                     1,012,828
RETAIL-APPAREL & SHOE (0.07%)
 Limited                                                           4,400                72,688
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (0.25%)
                                                                                    $
 Home Depot                                                        5,150               239,733
RETAIL-CONSUMER ELECTRONICS (0.23%)
 RadioShack                                                        7,250               221,125
RETAIL-DISCOUNT (1.20%)
 BJ's Wholesale Club /1/                                           1,600                85,216
 Costco Wholesale                                                  3,000               123,240
 Dollar Tree Stores /1/                                            2,800                77,952
 TJX                                                              19,300               615,091
 Wal-Mart Stores                                                   5,600               273,280
                                                                                     1,174,779
RETAIL-JEWELRY (0.12%)
 Tiffany                                                           3,200               115,904
RETAIL-MAJOR DEPARTMENT STORE (0.08%)
 Marui                                                             2,800                80,824
RUBBER-TIRES (0.12%)
 Bridgestone                                                       1,100               115,102
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.03%)
 Maxim Integrated Products /1/                                       700                30,947
SEMICONDUCTOR EQUIPMENT (0.09%)
 Applied Materials /1/                                             1,800                88,380
STEEL-PRODUCERS (0.03%)
 Corus Group                                                       3,500                29,470
TELECOM EQUIPMENT FIBER OPTICS (0.27%)
 FLAG Telecom Holdings /1/                                        44,450               225,806
 JDS Uniphase /1/                                                  3,300                41,250
                                                                                       267,056
TELECOMMUNICATION EQUIPMENT (0.70%)
 ADC Telecommunications /1/                                        9,600                63,360
 Alcatel                                                           4,700                97,478
 ECI Telecom                                                         600                 3,000
 Harris                                                            8,900               242,169
 Nokia                                                             2,600                57,304
 Nortel Networks                                                  17,556               159,584
 Qualcomm /1/                                                      1,100                64,328
                                                                                       687,223
TELECOMMUNICATION SERVICES (0.31%)
 BCE                                                              11,180               294,034
 WorldCom                                                            696                11,206
                                                                                       305,240
TELEPHONE-INTEGRATED (3.26%)
 BellSouth                                                         6,050               243,633
 Olivetti                                                        153,968               272,416
 Qwest Communications International /1/                            3,600               114,732
 SBC Communications                                               15,000               600,900
 Sprint                                                           16,750               357,780
 Telefonica                                                        8,280               308,347
 Verizon Communications                                           17,178               919,023
 WorldCom /1/                                                     25,850               367,070
                                                                                     3,183,901
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (0.13%)
                                                                                    $
 Gilead Sciences /1/                                               1,500                87,285
 Tularik /1/                                                       1,400                36,162
                                                                                       123,447
TOBACCO (0.21%)
 Philip Morris                                                     4,000               203,000
TOOLS-HAND HELD (0.08%)
 Makita                                                           13,000                80,210
TRANSPORT-MARINE (0.05%)
 Peninsular & Orient Steam Navigation                              5,850                47,719
TRANSPORT-RAIL (0.08%)
 Nagoya Railroad                                                   2,900                79,292
WIRELESS EQUIPMENT (0.53%)
 American Tower                                                    9,700               200,499
 Motorola                                                         19,400               321,264
                                                                                       521,763
                                                    TOTAL COMMON STOCKS             53,204,623

                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.02%)
REAL ESTATE OPERATOR & DEVELOPER (0.02%)
 Atlantic Gulf Communities /1/                                     4,809                15,389
                                                 TOTAL PREFERRED STOCKS                 15,389

                                                              Principal
                                                                Amount                Value
-----------------------------------------------------------------------------------------------------
BONDS (28.31%)
AEROSPACE & DEFENSE (0.34%)
 Raytheon                                                     10,000,000
                                                              $                     $
  6.75%; 08/15/07                                                135,000               131,625
 Systems 2001 /2/                                             10,000,000
  6.66%; 09/15/13                                                200,000               200,584
                                                                                       332,209
AEROSPACE & DEFENSE EQUIPMENT (0.12%)
 United Technologies                                          10,000,000
  7.13%; 11/15/10                                                115,000               120,047
AGRICULTURAL BIOTECH (0.25%)
 Pharmacia                                                    10,000,000
  5.75%; 12/01/05                                                250,000               249,904
ASSET BACKED SECURITIES (1.46%)
 Connecticut RRB Special Purpose Trust                        10,000,000
  5.36%; 03/30/07                                                200,000               200,046
 Detroit Edison Securitization Funding                        10,000,000
  6.42%; 03/01/15                                                250,000               244,657
                                                              Principal
                                                                Amount                Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
 Mid-State Trust                                              10,000,000
                                                              $                     $
  8.33%; 04/01/30                                                210,485               224,372
 Peco Energy Transition Trust                                 10,000,000
  6.05%; 03/01/09                                                500,000               501,721
 Team Fleet Financing /2/                                     10,000,000
  7.35%; 05/15/03                                                250,000               253,513
                                                                                     1,424,309
AUDIO & VIDEO PRODUCTS (0.26%)
 Sony                                                         10,000,000
  6.13%; 03/04/03                                                250,000               254,535
AUTO-CARS & LIGHT TRUCKS (0.50%)
 DaimlerChrysler Holding                                      10,000,000
  7.20%; 09/01/09                                                310,000               309,520
 Toyota Motor Credit                                          10,000,000
  5.65%; 01/15/07                                                185,000               182,840
                                                                                       492,360
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.07%)
 Delphi Automotive Systems                                    10,000,000
  7.13%; 05/01/29                                                 70,000                64,225
AUTOMOBILE SEQUENTIAL (1.99%)
 BMW Vehicle Owner Trust                                      10,000,000
  6.41%; 04/25/03                                                757,203               762,985
 Honda Auto Lease Trust                                       10,000,000
  6.45%; 09/16/02                                                407,976               410,258
 Honda Auto Receivables Owner Trust                           10,000,000
  6.62%; 07/15/04                                                200,000               205,019
 Nissan Auto Receivables Owner Trust                          10,000,000
  6.72%; 08/16/04                                                200,000               205,778
 Premier Auto Trust                                           10,000,000
  6.27%; 04/08/03                                                361,248               364,830
                                                                                     1,948,870
BROADCASTING SERVICES & PROGRAMMING (0.23%)
 Clear Channel Communications                                 10,000,000
  7.25%; 09/15/03                                                220,000               227,324
BUILDING-RESIDENTIAL & COMMERCIAL (0.08%)
 Centex                                                       10,000,000
  7.88%; 02/01/11                                                 75,000                74,580
CELLULAR TELECOMMUNICATIONS (0.33%)
 Telus                                                        10,000,000
  8.00%; 06/01/11                                                 70,000                71,556
 Vodafone Group /2/                                           10,000,000
  7.75%; 02/15/10                                                235,000               246,902
                                                                                       318,458
CHEMICALS-DIVERSIFIED (0.32%)
 Rohm & Haas                                                  10,000,000
  6.95%; 07/15/04                                                300,000               311,054
COMPUTERS (0.21%)
 Hewlett-Packard                                              10,000,000
  7.15%; 06/15/05                                                200,000               206,884
                                                              Principal
                                                                Amount                Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.17%)
 Unilever Capital                                             10,000,000
                                                              $                     $
  6.75%; 11/01/03                                                160,000               165,942
COSMETICS & TOILETRIES (0.30%)
 International Flavors & Fragrances /2/                       10,000,000
  6.45%; 05/15/06                                                 85,000                84,882
 Procter & Gamble                                             10,000,000
  6.60%; 12/15/04                                                200,000               208,034
                                                                                       292,916
CREDIT CARD ASSET BACKED SECURITIES (2.75%)
 American Express Credit Account    Master Trust              10,000,000
  6.40%; 04/15/05                                                500,000               511,819
 Chemical Master Credit Card Trust                            10,000,000
  6.23%; 04/15/05                                                500,000               510,254
 Citibank Credit Card Issuance Trust                          10,000,000
  6.90%; 10/17/07                                                360,000               375,356
 Citibank Credit Card Master Trust                            10,000,000
  6.65%; 11/15/06                                                500,000               518,301
 First Usa Credit Card Master Trust                           10,000,000
  6.42%; 03/17/05                                                550,000               561,966
 MBNA Master Credit Card Trust                                10,000,000
  6.90%; 01/15/08                                                200,000               208,885
                                                                                     2,686,581
DIVERSIFIED FINANCIAL SERVICES (1.57%)
 Citigroup                                                    10,000,000
  7.25%; 10/01/10                                                295,000               306,865
 General Electric Capital                                     10,000,000
  6.81%; 11/03/03                                                500,000               520,080
  7.38%; 01/19/10                                                500,000               533,062
 Nisource Finance                                             10,000,000
  7.63%; 11/15/05                                                165,000               172,333
                                                                                     1,532,340
DIVERSIFIED MANUFACTURING OPERATIONS (0.14%)
 Tyco International                                           10,000,000
  6.38%; 02/15/06                                                140,000               141,266
ELECTRIC-DISTRIBUTION (0.26%)
 Israel Electric /2/                                          10,000,000
  7.25%; 12/15/06                                                250,000               251,151
ELECTRIC-INTEGRATED (0.67%)
 American Electric Power                                      10,000,000
  6.13%; 05/15/06                                                 30,000                29,612
 DTE Energy                                                   10,000,000
  7.05%; 06/01/11                                                 55,000                55,244
 Exelon                                                       10,000,000
  6.75%; 05/01/11                                                 20,000                19,688
 Niagara Mohawk Power                                         10,000,000
  7.38%; 07/01/03                                                166,341               170,847
 Progress Energy                                              10,000,000
  6.75%; 03/01/06                                                150,000               152,457
 Tennessee Valley Authority                                   10,000,000
  5.63%; 01/18/11                                                235,000               225,807
                                                                                       653,655
                                                              Principal
                                                                Amount                Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (0.81%)
 Ford Credit                                                  10,000,000
                                                              $                     $
  6.88%; 02/01/06                                                170,000               172,226
  7.50%; 03/15/05                                                250,000               259,435
 General Motors Acceptance                                    10,000,000
  7.48%; 02/28/03                                                350,000               361,853
                                                                                       793,514
FINANCE-CONSUMER LOANS (0.74%)
 American General Finance                                     10,000,000
  6.75%; 11/15/04                                                350,000               361,019
 Household Finance                                            10,000,000
  7.00%; 08/01/03                                                350,000               360,537
                                                                                       721,556
FINANCE-CREDIT CARD (0.26%)
 American Express                                             10,000,000
  6.88%; 11/01/05                                                110,000               114,416
 MBNA America Bank /2/                                        10,000,000
  6.50%; 06/20/06                                                145,000               142,646
                                                                                       257,062
FINANCE-INVESTMENT BANKER & BROKER (0.44%)
 Donaldson,  Lufkin & Jenrette                                10,000,000
  6.90%; 10/01/07                                                250,000               254,863
 Goldman Sachs Group                                          10,000,000
  6.88%; 01/15/11                                                180,000               178,991
                                                                                       433,854
FINANCE-MORTGAGE LOAN/BANKER (4.58%)
 Federal Home Loan Mortgage                                   10,000,000
  6.25%; 10/15/02                                                600,000               614,891
  7.00%; 07/15/05                                              2,200,000             2,324,870
  7.00%; 03/15/10                                              1,250,000             1,321,823
 Federal National Mortgage Association                        10,000,000
  7.13%; 02/15/05                                                200,000               212,377
                                                                                     4,473,961
FOOD-MISCELLANEOUS/DIVERSIFIED (0.15%)
 Kellogg /2/                                                  10,000,000
  6.60%; 04/01/11                                                150,000               146,580
FOOD-RETAIL (0.28%)
 Ahold Finance                                                10,000,000
  8.25%; 07/15/10                                                110,000               118,664
 Albertson's                                                  10,000,000
  7.50%; 02/15/11                                                150,000               151,855
                                                                                       270,519
HOTELS & MOTELS (0.34%)
 Hyatt Equity /2/                                             10,000,000
  7.00%; 05/15/02                                                150,000               151,777
 Marriott International /2/                                   10,000,000
  7.00%; 01/15/08                                                185,000               185,536
                                                                                       337,313
LIFE & HEALTH INSURANCE (0.28%)
 Cigna                                                        10,000,000
  7.00%; 01/15/11                                                 85,000                85,304
 John Hancock Global Funding II /2/                           10,000,000
  7.90%; 07/02/10                                                170,000               185,380
                                                                                       270,684
                                                              Principal
                                                                Amount                Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL PRODUCTS (0.53%)
 Johnson & Johnson                                            10,000,000
                                                              $                     $
  6.63%; 09/01/09                                                500,000               515,794
MEDICAL-DRUGS (0.15%)
 American Home Products                                       10,000,000
  6.70%; 03/15/11                                                150,000               150,086
MEDICAL-HMO (0.26%)
 Aetna                                                        10,000,000
  7.88%; 03/01/11                                                105,000               102,108
 UnitedHealth Group                                           10,000,000
  7.50%; 11/15/05                                                 90,000                93,928
 Wellpoint Health Networks                                    10,000,000
  6.38%; 06/15/06                                                 55,000                54,562
                                                                                       250,598
METAL-ALUMINUM (0.05%)
 Alcoa                                                        10,000,000
  7.25%; 08/01/05                                                 45,000                47,421
MONEY CENTER BANKS (0.71%)
 Bank of America                                              10,000,000
  7.40%; 01/15/11                                                130,000               135,077
 BankBoston                                                   10,000,000
  6.63%; 12/01/05                                                 80,000                81,586
 JP Morgan Chase                                              10,000,000
  6.00%; 02/15/09                                                500,000               481,061
                                                                                       697,724
MORTGAGE BACKED SECURITIES (0.58%)
 GMAC Commercial Mortgage Securities                          10,000,000
  6.45%; 12/15/04                                                403,868               411,150
 LB-UBS Commercial Mortgage Trust                             10,000,000
  7.37%; 06/15/10                                                150,000               156,913
                                                                                       568,063
MULTI-LINE INSURANCE (0.22%)
 Hartford Financial Services                                  10,000,000
  7.75%; 06/15/05                                                200,000               212,250
MULTIMEDIA (0.64%)
 AOL Time Warner                                              10,000,000
  6.75%; 04/15/11                                                190,000               186,980
 Viacom /2/                                                   10,000,000
  6.40%; 01/30/06                                                190,000               192,769
 Walt Disney                                                  10,000,000
  5.50%; 12/29/06                                                255,000               250,626
                                                                                       630,375
MUTUAL INSURANCE (0.31%)
 Prudential Insurance /2/                                     10,000,000
  6.38%; 07/23/06                                                300,000               300,019
OIL COMPANY-EXPLORATION & PRODUCTION (0.19%)
 Oil Enterprises /2/                                          10,000,000
  6.24%; 06/30/08                                                192,360               190,510
OIL COMPANY-INTEGRATED (0.18%)
 Conoco                                                       10,000,000
  5.90%; 04/15/04                                                175,000               177,147
                                                              Principal
                                                                Amount                Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (0.11%)
 Williams                                                     10,000,000
                                                              $                     $
  6.50%; 08/01/06                                                110,000               108,374
REAL ESTATE OPERATOR & DEVELOPER (0.06%)
 EOP Operating                                                10,000,000
  8.38%; 03/15/06                                                 60,000                63,751
REGIONAL AUTHORITY (0.38%)
 Province of Quebec                                           10,000,000
  5.50%; 04/11/06                                                375,000               369,342
REGIONAL BANKS (0.65%)
 Bank One                                                     10,000,000
  7.88%; 08/01/10                                                140,000               149,830
 US Bancorp                                                   10,000,000
  6.88%; 12/01/04                                                200,000               205,790
 Wells Fargo                                                  10,000,000
  5.90%; 05/21/06                                                280,000               279,474
                                                                                       635,094
RETAIL-APPAREL & SHOE (0.10%)
 The Gap                                                      10,000,000
  5.63%; 05/01/03                                                 95,000                95,509
RETAIL-BUILDING PRODUCTS (0.51%)
 Home Depot                                                   10,000,000
  6.50%; 09/15/04                                                300,000               310,653
 Lowe's                                                       10,000,000
  7.50%; 12/15/05                                                 75,000                78,869
  8.25%; 06/01/10                                                100,000               109,734
                                                                                       499,256
RETAIL-DISCOUNT (0.91%)
 Target                                                       10,000,000
  7.50%; 02/15/05                                                350,000               370,467
 Wal-Mart Stores                                              10,000,000
  6.55%; 08/10/04                                                500,000               519,867
                                                                                       890,334
RETAIL-DRUG STORE (0.15%)
 CVS /2/                                                      10,000,000
  5.63%; 03/15/06                                                150,000               148,246
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 May Department Stores                                        10,000,000
  6.88%; 11/01/05                                                 45,000                46,339
SPECIAL PURPOSE ENTITY (0.15%)
 Monumental Global Funding                                    10,000,000
  6.05%; 01/19/06                                                145,000               144,952
TELEPHONE-INTEGRATED (1.28%)
 AT&T                                                         10,000,000
  6.50%; 03/15/29                                                150,000               128,078
 Bellsouth Capital Funding                                    10,000,000
  7.75%; 02/15/10                                                500,000               535,343
 British Telecommunications                                   10,000,000
  7.88%; 12/15/05                                                115,000               120,674
 Deutsche Telekom International Finance                       10,000,000
  7.75%; 06/15/05                                                195,000               203,858
                                                              Principal
                                                                Amount                Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 WorldCom                                                     10,000,000
                                                              $                     $
  7.50%; 05/15/11                                                 60,000                58,419
  8.25%; 05/15/10                                                200,000               204,402
                                                                                     1,250,774
TRANSPORT-RAIL (0.19%)
 Union Pacific                                                10,000,000
  5.84%; 05/25/04                                                185,000               185,454
TRANSPORT-SERVICES (0.05%)
 FedEx /2/                                                    10,000,000
  6.88%; 02/15/06                                                 20,000                20,153
  7.25%; 02/15/11                                                 30,000                29,810
                                                                                        49,963
                                                            TOTAL BONDS             27,681,028

                                                              Principal
     Type             Rate              Maturity                Amount                Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.29%)
                                                              $                     $
FHLMC            7.00%            07/01/31                     5,150,000             5,175,750
                                               TOTAL FHLMC CERTIFICATES              5,175,750

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (1.93%)
FNMA             6.50%            07/01/31                     1,750,000             1,721,563
FNMA             8.00%            02/01/12                       156,018               161,455
                                                TOTAL FNMA CERTIFICATES              1,883,018


See accompanying notes.

                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)



                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
TREASURY BONDS (3.31%)
 U.S. Treasury                                 10,000,000
  6.00%; 08/15/09                              $3,115,000            $ 3,239,388
                                    TOTAL TREASURY BONDS               3,239,388
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (93.28%)              91,199,196
CASH AND RECEIVABLES, NET OF LIABILITIES (6.72%)                       6,573,196
                              TOTAL NET ASSETS (100.00%)             $97,772,392
                                                                     -------------


/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $2,730,458 or 2.79% of net assets.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (59.68%)
ADVERTISING SERVICES (0.07%)
                                                                                  $
 Havas Advertising /1/                                           2,764                  30,072
 WPP Group                                                       1,531                  76,933
                                                                                       107,005
AEROSPACE & DEFENSE (0.04%)
 BAE Systems                                                     3,310                  63,357
AIRLINES (0.40%)
 British Airways                                                 1,040                  50,877
 Delta Air Lines                                                 9,270                 408,622
 Ryanair Holdings /1/                                            2,650                 137,667
                                                                                       597,166
APPLICATIONS SOFTWARE (0.60%)
 Microsoft /1/                                                   7,500                 547,500
 Siebel Systems /1/                                              7,300                 342,370
                                                                                       889,870
AUDIO & VIDEO PRODUCTS (0.05%)
 Matsushita Electric Industrial                                  1,950                  30,810
 Pioneer                                                         1,396                  43,067
                                                                                        73,877
AUTO-CARS & LIGHT TRUCKS (0.37%)
 General Motors                                                  7,370                 474,260
 Honda Motor                                                       366                  32,204
 Nissan Motor                                                    3,240                  44,874
                                                                                       551,338
BEVERAGES-WINE & SPIRITS (0.06%)
 Diageo                                                          2,093                  91,987
BROADCASTING SERVICES & PROGRAMMING (0.62%)
 Clear Channel Communications /1/                                6,100                 382,470
 Fox Entertainment Group /1/                                    17,300                 482,670
 Grupo Televisa                                                  1,360                  54,414
                                                                                       919,554
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.05%)
 Hanson                                                          2,080                  77,480
CABLE TV (1.04%)
 Comcast                                                        34,800               1,510,320
 Telewest Communications /1/                                     1,930                  24,415
                                                                                     1,534,735
CELLULAR TELECOMMUNICATIONS (0.51%)
 America Movil /1/                                               2,478                  51,691
 China Mobile /1/                                                2,050                  54,920
 NTT DoCoMo                                                        738                  64,204
 Sprint /1/                                                     18,200                 439,530
 Vodafone Group                                                  6,299                 140,783
                                                                                       751,128
CHEMICALS-DIVERSIFIED (0.60%)
 Akzo Nobel                                                      1,972                  83,968
 E.I. Du Pont de Nemours                                        16,563                 798,999
                                                                                       882,967
CHEMICALS-SPECIALTY (0.03%)
 Rhodia                                                          3,500                  39,900
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (0.35%)
                                                                                  $
 Marshall & Ilsley                                               9,700                 522,830
COMMERCIAL SERVICE-FINANCE (0.56%)
 Paychex                                                        20,650                 826,000
COMPUTER SERVICES (0.59%)
 Computer Sciences /1/                                          18,460                 638,716
 Unisys                                                         15,500                 228,005
                                                                                       866,721
COMPUTERS (1.09%)
 Compaq Computer                                                19,200                 297,408
 Hewlett-Packard                                                20,000                 572,000
 Sun Microsystems /1/                                           46,900                 737,268
                                                                                     1,606,676
COMPUTERS-MEMORY DEVICES (1.08%)
 EMC                                                            28,700                 833,735
 Veritas Software /1/                                           11,500                 765,095
                                                                                     1,598,830
CONSUMER PRODUCTS-MISCELLANEOUS (0.22%)
 Fortune Brands                                                  8,300                 318,388
COSMETICS & TOILETRIES (0.63%)
 Kimberly-Clark                                                  5,600                 313,040
 Procter & Gamble                                                9,600                 612,480
                                                                                       925,520
CRUISE LINES (0.36%)
 Royal Caribbean Cruises                                        23,900                 528,429
DATA PROCESSING & MANAGEMENT (0.69%)
 Automatic Data Processing                                      13,200                 656,040
 First Data                                                      5,600                 359,800
                                                                                     1,015,840
DIVERSIFIED FINANCIAL SERVICES (2.01%)
 Citigroup                                                      53,026               2,801,894
 Fortis                                                          6,740                 163,872
                                                                                     2,965,766
DIVERSIFIED MANUFACTURING OPERATIONS (3.04%)
 Cooper Industries                                              16,300                 645,317
 General Electric                                               67,400               3,285,750
 Invensys                                                       16,700                  63,179
 Tyco International                                              9,000                 490,500
                                                                                     4,484,746
DIVERSIFIED MINERALS (0.04%)
 BHP Billiton                                                   11,133                  54,507
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.05%)
 Vivendi Universal                                               1,271                  73,718
DRUG DELIVERY SYSTEMS (0.04%)
 Elan /1/                                                          880                  53,680
E-COMMERCE/SERVICES (0.43%)
 TMP Worldwide /1/                                              10,611                 636,660
ELECTRIC PRODUCTS-MISCELLANEOUS (0.32%)
 Emerson Electric                                                7,060                 427,130
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                                  $
 Hitachi                                                           500                  49,495
                                                                                       476,625
ELECTRIC-INTEGRATED (1.59%)
 Cinergy                                                         6,900                 241,155
 CMS Energy                                                     18,200                 506,870
 Dominion Resources                                              4,800                 288,624
 DTE Energy                                                     10,500                 487,620
 E.oN                                                            1,310                  67,793
 NiSource                                                       18,250                 498,772
 Reliant Energy                                                  5,500                 177,155
 Scottish Power                                                  2,620                  76,504
                                                                                     2,344,493
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.17%)
 C-Mac Industries /1/                                            1,677                  44,189
 Flextronics International /1/                                   2,060                  53,787
 Koninklijke Philips Electronics                                 2,619                  69,220
 NEC                                                             5,840                  80,066
                                                                                       247,262
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.79%)
 Intel                                                          26,000                 760,500
 Texas Instruments                                              12,700                 400,050
                                                                                     1,160,550
ENTERPRISE SOFTWARE/SERVICE (0.62%)
 BEA Systems /1/                                                10,300                 316,313
 Computer Associates International                              16,800                 604,800
                                                                                       921,113
FIDUCIARY BANKS (0.34%)
 Bank of New York                                                6,300                 302,400
 State Street                                                    3,900                 193,011
                                                                                       495,411
FINANCE-CREDIT CARD (0.17%)
 Capital One Financial                                           4,200                 252,000
FINANCE-INVESTMENT BANKER & BROKER (1.02%)
 Merrill Lynch                                                   8,100                 479,925
 Morgan Stanley Dean Witter                                     14,000                 899,220
 Nomura Securities                                                 640                 122,647
                                                                                     1,501,792
FINANCE-MORTGAGE LOAN/BANKER (1.34%)
 Federal Home Loan Mortgage                                      8,600                 602,000
 Federal National Mortgage Association                          16,110               1,371,766
                                                                                     1,973,766
FINANCIAL GUARANTEE INSURANCE (0.72%)
 AMBAC Financial Group                                           8,700                 506,340
 MGIC Investment                                                 7,650                 555,696
                                                                                     1,062,036
FOOD-MISCELLANEOUS/DIVERSIFIED (0.59%)
 Conagra Foods                                                  13,000                 257,530
 Nestle                                                          2,218                 117,851
 Sara Lee                                                       20,500                 388,270
 Unilever                                                        3,231                 111,469
                                                                                       875,120
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.25%)
                                                                                  $
 Albertson's                                                     9,834                 294,921
 Koninklijke Ahold                                               2,346                  73,782
                                                                                       368,703
FOOD-WHOLESALE/DISTRIBUTION (0.80%)
 Sysco                                                          43,700               1,186,455
HOTELS & MOTELS (0.02%)
 Accor                                                           1,600                  33,761
HUMAN RESOURCES (0.07%)
 Adecco                                                          9,120                 108,802
INDEPENDENT POWER PRODUCER (0.29%)
 Utilicorp United                                               14,120                 431,366
INSTRUMENTS-SCIENTIFIC (0.21%)
 Waters /1/                                                     11,000                 303,710
INTERNET SECURITY (0.24%)
 Check Point Software Technologies /1/                           7,119                 360,008
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.04%)
 Amvescap                                                        1,709                  59,183
LIFE & HEALTH INSURANCE (1.34%)
 Cigna                                                           5,600                 536,592
 Conseco                                                        15,200                 207,480
 Jefferson-Pilot                                                10,800                 521,856
 Lincoln National                                               13,900                 719,325
                                                                                     1,985,253
MACHINERY-GENERAL INDUSTRY (0.39%)
 Ingersoll-Rand                                                 14,100                 580,920
MEDICAL INSTRUMENTS (0.87%)
 Medtronic                                                      28,000               1,288,280
MEDICAL PRODUCTS (1.34%)
 Johnson & Johnson                                              39,520               1,976,000
MEDICAL-BIOMEDICAL/GENE (0.05%)
 Qiagen /1/                                                      3,100                  68,355
MEDICAL-DRUGS (3.71%)
 Abbott Laboratories                                             9,769                 469,010
 Aventis                                                         1,499                 119,755
 Biovail /1/                                                       876                  38,106
 Bristol-Myers Squibb                                           19,600               1,025,080
 GlaxoSmithKline /1/                                               590                  33,158
 Merck                                                           9,510                 607,784
 Novartis                                                        1,700                  61,455
 Pfizer                                                         58,400               2,338,920
 Schering /1/                                                    1,630                  85,005
 Schering-Plough                                                19,480                 705,955
                                                                                     5,484,228
MEDICAL-GENERIC DRUGS (0.25%)
 Watson Pharmaceutical /1/                                       6,020                 371,073
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.66%)
 Cardinal Health                                                14,200                 979,800
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.02%)
                                                                                  $
 Pechiney                                                        1,100                  27,962
METAL-ALUMINUM (0.57%)
 Alcan                                                           2,920                 122,698
 Alcoa                                                          18,400                 724,960
                                                                                       847,658
MONEY CENTER BANKS (2.29%)
 ABN Amro Holding                                                6,280                 118,880
 Bank of America                                                18,530               1,112,356
 Canadian Imperial Bank of Commerce                              1,182                  40,070
 Credit Suisse Group                                             2,286                  93,960
 Deutsche Bank                                                   1,640                 117,178
 First Union                                                    13,608                 475,464
 HSBC Holdings                                                   1,050                  62,895
 JP Morgan Chase                                                18,210                 812,166
 Royal Bank of Canada                                            4,550                 144,918
 San Paolo-IMI                                                   4,416                 115,169
 Sanwa Bank                                                        500                  28,040
 UBS                                                             1,800                 255,618
                                                                                     3,376,714
MULTI-LINE INSURANCE (2.73%)
 Aegon                                                           2,329                  66,144
 Allstate                                                       17,200                 756,628
 American International Group                                   18,850               1,621,100
 AXA                                                             4,380                 123,385
 Hartford Financial Services                                     5,600                 383,040
 ING Groep                                                       3,468                 228,437
 Loews                                                           4,880                 314,418
 Safeco                                                         18,300                 539,850
                                                                                     4,033,002
MULTIMEDIA (1.37%)
 AOL Time Warner /1/                                            25,700               1,362,100
 News                                                            1,636                  60,777
 Viacom /1/                                                      6,920                 358,110
 Walt Disney                                                     8,200                 236,898
                                                                                     2,017,885
NETWORKING PRODUCTS (0.83%)
 Cisco Systems /1/                                              60,600               1,102,920
 Lucent Technologies                                            19,900                 123,380
                                                                                     1,226,300
NON-HAZARDOUS WASTE DISPOSAL (0.37%)
 Waste Management                                               17,905                 551,832
OFFICE AUTOMATION & EQUIPMENT (0.08%)
 Canon                                                           2,921                 120,345
OIL & GAS DRILLING (0.20%)
 Transocean Sedco Forex                                          7,000                 288,750
OIL COMPANY-EXPLORATION & PRODUCTION (0.55%)
 Burlington Resources                                           10,920                 436,254
 Devon Energy                                                    7,210                 378,525
                                                                                       814,779
OIL COMPANY-INTEGRATED (2.94%)
 BP Amoco                                                        1,897                  94,565
 Conoco                                                         16,824                 486,214
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                                  $
 ENI                                                               945                  58,307
 Exxon Mobil                                                    15,540               1,357,419
 Royal Dutch Petroleum                                          11,600                 675,932
 Shell Transport & Trading                                       2,300                 115,782
 Texaco                                                         13,730                 914,418
 TotalFinaElf                                                    2,355                 165,321
 Unocal                                                         13,900                 474,685
                                                                                     4,342,643
OIL REFINING & MARKETING (0.04%)
 Statoil                                                         7,800                  57,486
OIL-FIELD SERVICES (0.15%)
 Halliburton                                                     6,100                 217,160
OPTICAL RECOGNITION EQUIPMENT (0.03%)
 Creo Products /1/                                               2,300                  42,297
PAPER & RELATED PRODUCTS (0.52%)
 International Paper                                            10,500                 374,850
 Mead                                                           13,400                 363,676
 Stora Enso Oyj /1/                                              1,900                  20,121
 UPM-Kymmene Oyj                                                   544                  15,422
                                                                                       774,069
PIPELINES (0.25%)
 El Paso                                                         3,750                 197,025
 Williams                                                        5,200                 171,340
                                                                                       368,365
PUBLISHING-NEWSPAPERS (0.03%)
 VNU                                                             1,220                  41,312
REGIONAL BANKS (1.64%)
 Fifth Third Bancorp                                            14,100                 846,705
 FleetBoston Financial                                          19,841                 782,727
 PNC Financial Services Group                                    6,420                 422,372
 Wells Fargo                                                     7,840                 364,011
                                                                                     2,415,815
RETAIL-APPAREL & SHOE (0.31%)
 Limited                                                        27,300                 450,996
RETAIL-BEDDING (1.14%)
 Bed Bath & Beyond /1/                                          53,800               1,678,560
RETAIL-BUILDING PRODUCTS (0.33%)
 Home Depot                                                     10,300                 479,465
RETAIL-DISCOUNT (0.40%)
 Dollar Tree Stores /1/                                         21,300                 592,992
RETAIL-MAJOR DEPARTMENT STORE (0.31%)
 May Department Stores                                          13,300                 455,658
RETAIL-REGIONAL DEPARTMENT STORE (1.16%)
 Federated Department Stores /1/                                 9,740                 413,950
 Kohls /1/                                                      20,700               1,298,511
                                                                                     1,712,461
RETAIL-RESTAURANTS (0.48%)
 McDonald's                                                     25,900                 700,854
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS/THRIFTS (0.63%)
                                                                                  $
 Charter One Financial                                           6,750                 215,325
 Washington Mutual                                              19,005                 713,638
                                                                                       928,963
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.10%)
 Linear Technology                                              13,300                 588,126
 Maxim Integrated Products /1/                                  21,100                 932,831
 Taiwan Semiconductor Manufacturing                              3,864                  58,694
 United Microelectronics /1/                                     5,303                  47,197
                                                                                     1,626,848
STEEL-PRODUCERS (0.04%)
 Pohang Iron & Steel                                             2,630                  51,864
TELECOMMUNICATION EQUIPMENT (0.79%)
 ADC Telecommunications /1/                                     18,320                 120,912
 Comverse Technology /1/                                        11,700                 674,154
 Nokia                                                             700                  15,428
 Nortel Networks                                                14,870                 135,168
 Tellabs /1/                                                    11,700                 226,746
                                                                                     1,172,408
TELECOMMUNICATION SERVICES (0.03%)
 Amdocs /1/                                                        838                  45,126
TELEPHONE-INTEGRATED (3.41%)
 Alltel                                                          9,000                 551,340
 AT&T                                                           37,573                 826,606
 BellSouth                                                      26,020               1,047,825
 McLeodUSA /1/                                                  21,200                  97,308
 SBC Communications                                             21,989                 880,879
 Sprint                                                         16,900                 360,984
 Telecom Italia                                                    429                  37,752
 Telefonica                                                      1,165                  43,385
 Verizon Communications                                         13,178                 705,023
 WorldCom /1/                                                   33,900                 481,380
                                                                                     5,032,482
TELEVISION (0.03%)
 Carlton Communications                                          1,900                  45,790
TOBACCO (0.51%)
 Philip Morris                                                  14,700                 746,025
TOYS (0.03%)
 Nintendo                                                        1,994                  45,967
TRANSPORT-RAIL (0.18%)
 Burlington Northern Santa Fe                                    8,800                 265,496
WIRE & CABLE PRODUCTS (0.01%)
 Furukawa Electric                                                 220                  17,552
WIRELESS EQUIPMENT (0.36%)
 Motorola                                                       32,366                 535,981
                                                  TOTAL COMMON STOCKS               88,104,602

                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (21.09%)
AUTO-CARS & LIGHT TRUCKS (0.50%)
 DaimlerChrysler                                            10,000,000
                                                           $                      $
  6.40%; 05/15/06                                              500,000                 495,872
 Ford Motor                                                 10,000,000
  7.45%; 07/16/31                                              250,000                 239,954
                                                                                       735,826
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.24%)
 Delphi Automotive Systems                                  10,000,000
  6.55%; 06/15/06                                              350,000                 350,400
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.20%)
 Masco                                                      10,000,000
  6.00%; 05/03/04                                              300,000                 299,440
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.36%)
 Cemex Central Sa De Cv /2/                                 10,000,000
  8.63%; 07/18/03                                              500,000                 526,875
CABLE TV (0.22%)
 Comcast Cable Communications                               10,000,000
  6.88%; 06/15/09                                              325,000                 323,672
CELLULAR TELECOMMUNICATIONS (0.24%)
 Telus                                                      10,000,000
  7.50%; 06/01/07                                              175,000                 178,629
  8.00%; 06/01/11                                              175,000                 178,889
                                                                                       357,518
CHEMICALS-DIVERSIFIED (0.33%)
 Chevron Phillips Chemical                                  10,000,000
  7.00%; 03/15/11                                              500,000                 493,195
CREDIT CARD ASSET BACKED SECURITIES (0.68%)
 Discover Card Master Trust I                               10,000,000
  5.60%; 05/16/06                                            1,000,000               1,012,166
DISTRIBUTION/WHOLESALE (0.52%)
 Boise Cascade Office Products                              10,000,000
  7.05%; 05/15/05                                              800,000                 771,042
DIVERSIFIED FINANCIAL SERVICES (0.35%)
 Citigroup                                                  10,000,000
  7.25%; 10/01/10                                              500,000                 520,109
DIVERSIFIED OPERATIONS (0.17%)
 Rio Tinto Finance                                          10,000,000
  5.75%; 07/03/06                                              250,000                 247,760
ELECTRIC-INTEGRATED (0.72%)
 Dominion Fiber Ventures                                    10,000,000
  0.07%; 03/15/05                                              175,000                 175,956
 DTE Energy                                                 10,000,000
  7.05%; 06/01/11                                              400,000                 401,778
 Mirant Americas Generation /2/                             10,000,000
  9.13%; 05/01/31                                              250,000                 258,282
 Progress Energy                                            10,000,000
  6.55%; 03/01/04                                              225,000                 229,338
                                                                                     1,065,354
FINANCE-AUTO LOANS (0.69%)
 Ford Credit                                                10,000,000
  6.88%; 02/01/06                                            1,000,000               1,013,097
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (0.60%)
 Household Finance                                          10,000,000
                                                           $                      $
  6.75%; 05/15/11                                              350,000                 345,292
  8.00%; 07/15/10                                              500,000                 535,480
                                                                                       880,772
FINANCE-INVESTMENT BANKER & BROKER (2.04%)
 Bear Stearns                                               10,000,000
  6.50%; 05/01/06                                              175,000                 175,826
 Goldman Sachs Group                                        10,000,000
  6.88%; 01/15/11                                              500,000                 497,197
 Lehman Brothers                                            10,000,000
  7.25%; 04/15/03                                            1,300,000               1,343,900
 Morgan Stanley Dean Witter                                 10,000,000
  6.75%; 04/15/11                                              500,000                 496,533
 Salomon Smith Barney Holdings                              10,000,000
  6.50%; 02/15/08                                              500,000                 497,278
                                                                                     3,010,734
FINANCE-MORTGAGE LOAN/BANKER (1.52%)
 Countrywide Home Loans                                     10,000,000
  5.25%; 06/15/04                                              500,000                 498,191
 Federal Home Loan Mortgage                                 10,000,000
  6.75%; 03/15/31                                            1,000,000               1,026,022
 Federal National Mortgage Association                      10,000,000
  5.50%; 03/15/11                                              750,000                 714,261
                                                                                     2,238,474
FINANCE-OTHER SERVICES (0.77%)
 Sprint Spectrum /1/                                        10,000,000
  0.00%; 08/15/06                                              600,000                 627,981
 Verizon Global Funding /2/                                 10,000,000
  7.25%; 12/01/10                                              500,000                 507,510
                                                                                     1,135,491
FOOD-RETAIL (0.17%)
 Kroger                                                     10,000,000
  7.50%; 04/01/31                                              250,000                 246,474
INDEPENDENT POWER PRODUCER (0.33%)
 Calpine                                                    10,000,000
  8.50%; 02/15/11                                              500,000                 482,017
METAL-COPPER (0.17%)
 Phelps Dodge                                               10,000,000
  8.75%; 06/01/11                                              250,000                 247,691
MONEY CENTER BANKS (0.69%)
 Bank of America                                            10,000,000
  7.40%; 01/15/11                                              500,000                 519,528
 JP Morgan Chase                                            10,000,000
  6.75%; 02/01/11                                              500,000                 500,698
                                                                                     1,020,226
MORTGAGE BACKED SECURITIES (2.00%)
 JP Morgan Commercial               Mortgage Finance        10,000,000
  6.66%; 10/15/35                                            1,000,000                 997,255
 LB Commercial Conduit Mortgage Trust                       10,000,000
  6.21%; 10/15/08                                            1,000,000                 983,361
 Lehman Large Loan                                          10,000,000
  6.79%; 06/12/04                                              208,950                 214,459
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Morgan Stanley Capital I                                   10,000,000
                                                           $                      $
  6.81%; 12/15/31                                              750,000                 755,494
                                                                                     2,950,569
MULTI-LINE INSURANCE (0.49%)
 Lion Connecticut Holdings                                  10,000,000
  6.38%; 08/15/03                                              715,000                 727,337
MULTIMEDIA (0.50%)
 AOL Time Warner                                            10,000,000
  7.63%; 04/15/31                                              500,000                 501,925
 Viacom /2/                                                 10,000,000
  6.63%; 05/15/11                                              250,000                 244,768
                                                                                       746,693
PAPER & RELATED PRODUCTS (0.06%)
 Stora Enso Oyj                                             10,000,000
  7.38%; 05/15/11                                               85,000                  86,092
PIPELINES (1.49%)
 Duke Energy Field Services                                 10,000,000
  7.88%; 08/16/10                                              500,000                 524,395
 Enron                                                      10,000,000
  6.75%; 09/01/04                                            1,100,000               1,114,366
 Kinder Morgan Energy Partners                              10,000,000
  0.07%; 03/15/11                                              325,000                 319,885
 Williams                                                   10,000,000
  7.75%; 06/15/31                                              250,000                 241,310
                                                                                     2,199,956
REGIONAL BANKS (0.69%)
 Korea Development Bank                                     10,000,000
  7.90%; 02/01/02                                            1,000,000               1,016,795
RETAIL-DISCOUNT (0.16%)
 K Mart /2/                                                 10,000,000
  9.88%; 06/15/08                                              250,000                 243,232
RETAIL-REGIONAL DEPARTMENT STORE (0.32%)
 Dillards                                                   10,000,000
  6.43%; 08/01/04                                              500,000                 469,088
SPECIAL PURPOSE ENTITY (0.50%)
 Qwest Capital Funding /2/                                  10,000,000
  7.25%; 02/15/11                                              750,000                 742,476
STEEL-PRODUCERS (1.07%)
 Carpenter Technology                                       10,000,000
  6.99%; 04/20/18                                            1,700,000               1,579,053
TELEPHONE-INTEGRATED (1.28%)
 British Telecommunications                                 10,000,000
  7.88%; 12/15/05                                              500,000                 524,671
 France Telecom /2/                                         10,000,000
  7.20%; 03/01/06                                              450,000                 462,516
 Telefonos de Mexico /2/                                    10,000,000
  8.25%; 01/26/06                                              250,000                 258,438
 WorldCom                                                   10,000,000
  6.50%; 05/15/04                                              400,000                 400,739
  8.25%; 05/15/31                                              250,000                 245,215
                                                                                     1,891,579
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TOBACCO (1.02%)
 Philip Morris                                              10,000,000
                                                           $                      $
  7.25%; 09/15/01                                            1,500,000               1,507,917
TRANSPORT-TRUCK (0.00%)
 Builders Transport /1/                                     10,000,000
  6.50%; 05/01/11                                              306,000                     306
                                                          TOTAL BONDS               31,139,426

                                                            Principal
     Type           Rate             Maturity                Amount                  Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (8.60%)
                                                           $                      $
FHLMC           6.00%         01/01/29                         853,207                 825,126
FHLMC           6.50%         12/01/20 - 07/01/31            3,508,573               3,468,688
FHLMC           7.00%         12/01/27 - 05/01/31            4,469,839               4,500,786
FHLMC           7.50%         08/01/30 - 01/01/31            1,758,093               1,794,828
FHLMC           8.00%         12/01/30 - 02/01/31            2,041,513               2,112,153
                                             TOTAL FHLMC CERTIFICATES               12,701,581

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (3.02%)
FNMA            6.00%         06/01/06 - 05/01/10            2,254,177               2,270,010
FNMA            6.50%         01/01/04 - 03/01/08            2,143,684               2,184,186
                                              TOTAL FNMA CERTIFICATES                4,454,196

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.12%)
GNMA I          6.00%         01/15/29                       1,549,138               1,500,779
GNMA II         6.00%         09/20/26 - 12/20/27            1,688,068               1,628,888
                                              TOTAL GNMA CERTIFICATES                3,129,667

                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
TREASURY BONDS (3.09%)
 U.S. Treasury                                              10,000,000
  4.63%; 05/15/06                                          $   725,000            $    715,031
  5.00%; 02/15/11                                            1,000,000                 970,312
  6.25%; 05/15/30                                            1,000,000               1,060,469
  7.25%; 05/15/16                                              500,000                 568,953
  8.00%; 11/15/21                                              650,000                 809,504
 U.S. Treasury Strip /1/                                    10,000,000
  0.00%; 02/15/19                                            1,275,000                 439,224
                                                 TOTAL TREASURY BONDS                4,563,493
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.99%)
MONEY CENTER BANKS (1.99%)
 Investment in Joint Trading Account; Citicorp              10,000,000
                                                           $                      $
  4.12%; 07/02/01                                            2,944,846               2,944,846
                                               TOTAL COMMERCIAL PAPER                2,944,846
                                                                                  ------------

                                 TOTAL PORTFOLIO INVESTMENTS (99.59%)              147,037,811
CASH AND RECEIVABLES, NET OF LIABILITIES (0.41%)                                       602,113
                                           TOTAL NET ASSETS (100.00%)             $147,639,924
                                                                                  --------------

See accompanying notes.

                                BALANCED ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                BALANCED ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                BALANCED ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                BALANCED ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                BALANCED ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               BLUE CHIP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (95.08%)
AEROSPACE & DEFENSE (0.75%)
                                                                         $
 Boeing                                                   670                37,252
AEROSPACE & DEFENSE EQUIPMENT (0.89%)
 United Technologies                                      610                44,689
AGRICULTURAL OPERATIONS (0.33%)
 Monsanto                                                 440                16,280
APPLICATIONS SOFTWARE (2.05%)
 Microsoft /1/                                          1,400               102,200
BEVERAGES-NON-ALCOHOLIC (1.50%)
 Pepsico                                                1,700                75,140
BREWERY (2.23%)
 Anheuser-Busch                                         2,700               111,240
CABLE TV (1.57%)
 Charter Communications /1/                             1,210                28,253
 Comcast                                                1,160                50,344
                                                                             78,597
CELLULAR TELECOMMUNICATIONS (0.57%)
 Sprint /1/                                             1,190                28,739
CHEMICALS-DIVERSIFIED (0.86%)
 E.I. Du Pont de Nemours                                  620                29,909
 Rohm & Haas                                              400                13,160
                                                                             43,069
COMMERCIAL SERVICE-FINANCE (0.29%)
 Paychex                                                  365                14,600
COMPUTER SERVICES (0.54%)
 Electronic Data Systems                                  430                26,875
COMPUTERS (2.00%)
 Hewlett-Packard                                        1,000                28,600
 International Business Machines                          100                11,300
 Sun Microsystems /1/                                   3,810                59,893
                                                                             99,793
COMPUTERS-MEMORY DEVICES (1.68%)
 EMC                                                    1,900                55,195
 Veritas Software /1/                                     430                28,608
                                                                             83,803
CONSUMER PRODUCTS-MISCELLANEOUS (0.31%)
 Clorox                                                   460                15,571
COSMETICS & TOILETRIES (0.74%)
 Procter & Gamble                                         580                37,004
DATA PROCESSING & MANAGEMENT (0.50%)
 First Data                                               390                25,058
DIVERSIFIED FINANCIAL SERVICES (2.59%)
 Citigroup                                              2,453               129,617
DIVERSIFIED MANUFACTURING OPERATIONS (6.22%)
 General Electric                                       4,100               199,875
 Honeywell International                                  600                20,994
 Tyco International                                     1,650                89,925
                                                                            310,794
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (1.34%)
                                                                         $
 Emerson Electric                                       1,110                67,155
ELECTRIC-GENERATION (0.26%)
 AES                                                      300                12,915
ELECTRIC-INTEGRATED (1.43%)
 Duke Energy                                            1,180                46,032
 Reliant Energy                                           790                25,446
                                                                             71,478
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.74%)
 Intel                                                  1,790                52,357
 Texas Instruments                                      1,100                34,650
                                                                             87,007
ENTERPRISE SOFTWARE/SERVICE (1.22%)
 BEA Systems /1/                                        1,300                39,923
 Oracle /1/                                             1,100                20,900
                                                                             60,823
FINANCE-CREDIT CARD (0.42%)
 Capital One Financial                                    350                21,000
FINANCE-INVESTMENT BANKER & BROKER (1.79%)
 Lehman Brothers Holdings                                 530                41,208
 Merrill Lynch                                            400                23,700
 Morgan Stanley Dean Witter                               380                24,407
                                                                             89,315
FINANCE-MORTGAGE LOAN/BANKER (1.37%)
 Federal Home Loan Mortgage                               980                68,600
FINANCIAL GUARANTEE INSURANCE (0.82%)
 AMBAC Financial Group                                    700                40,740
FOOD-MISCELLANEOUS/DIVERSIFIED (1.30%)
 Kraft Foods                                              849                26,319
 Sara Lee                                               2,030                38,448
                                                                             64,767
FOOD-WHOLESALE/DISTRIBUTION (1.11%)
 Sysco                                                  2,040                55,386
INDUSTRIAL GASES (0.98%)
 Air Products & Chemicals                               1,070                48,952
LIFE & HEALTH INSURANCE (2.62%)
 American General                                       1,110                51,560
 Lincoln National                                       1,530                79,177
                                                                            130,737
MEDICAL INSTRUMENTS (1.27%)
 Guidant                                                1,000                36,000
 Medtronic                                                600                27,606
                                                                             63,606
MEDICAL PRODUCTS (1.74%)
 Johnson & Johnson                                      1,740                87,000
MEDICAL-BIOMEDICAL/GENE (0.43%)
 Biogen /1/                                               400                21,744
MEDICAL-DRUGS (6.27%)
 Bristol-Myers Squibb                                   1,200                62,760
 Merck                                                  1,250                79,888
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                         $
 Pfizer                                                 2,830               113,341
 Schering-Plough                                        1,580                57,259
                                                                            313,248
MEDICAL-GENERIC DRUGS (1.15%)
 Watson Pharmaceutical /1/                                930                57,325
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.01%)
 Cardinal Health                                          735                50,715
METAL-ALUMINUM (0.79%)
 Alcoa                                                  1,000                39,400
MONEY CENTER BANKS (0.77%)
 JP Morgan Chase                                          860                38,356
MULTI-LINE INSURANCE (2.98%)
 Allstate                                               1,030                45,310
 American International Group                             950                81,700
 Loews                                                    340                21,906
                                                                            148,916
MULTIMEDIA (1.34%)
 AOL Time Warner /1/                                      830                43,990
 Walt Disney                                              800                23,112
                                                                             67,102
NETWORKING PRODUCTS (1.53%)
 Cisco Systems /1/                                      4,200                76,440
OIL COMPANY-EXPLORATION & PRODUCTION (0.94%)
 Apache                                                   280                14,210
 Burlington Resources                                     300                11,985
 Devon Energy                                             400                21,000
                                                                             47,195
OIL COMPANY-INTEGRATED (4.04%)
 Amerada Hess                                             390                31,512
 Exxon Mobil                                            1,444               126,134
 Royal Dutch Petroleum                                    760                44,285
                                                                            201,931
OIL-FIELD SERVICES (1.34%)
 Halliburton                                              700                24,920
 Schlumberger                                             800                42,120
                                                                             67,040
PAPER & RELATED PRODUCTS (0.44%)
 Weyerhaeuser                                             400                21,988
PIPELINES (2.62%)
 El Paso                                                  873                45,867
 Enron                                                    500                24,500
 Williams                                               1,842                60,694
                                                                            131,061
PUBLICLY TRADED INVESTMENT FUND (4.05%)
 iShares S&P 500 Index Fund                             1,650               202,438
REGIONAL BANKS (3.36%)
 Fifth Third Bancorp                                      500                30,025
 FleetBoston Financial                                  1,300                51,285
 Wachovia                                                 500                35,575
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                         $
 Wells Fargo                                            1,100                51,073
                                                                            167,958
RETAIL-BUILDING PRODUCTS (1.10%)
 Home Depot                                             1,180                54,929
RETAIL-DISCOUNT (2.30%)
 Target                                                   790                27,334
 Wal-Mart Stores                                        1,790                87,352
                                                                            114,686
RETAIL-MAJOR DEPARTMENT STORE (0.48%)
 May Department Stores                                    695                23,811
RETAIL-REGIONAL DEPARTMENT STORE (0.67%)
 Kohls /1/                                                530                33,247
RETAIL-RESTAURANTS (0.44%)
 McDonald's                                               810                21,919
SAVINGS & LOANS/THRIFTS (1.09%)
 Washington Mutual                                      1,450                54,447
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.52%)
 Linear Technology                                        910                40,240
 Maxim Integrated Products /1/                            807                35,678
                                                                             75,918
SEMICONDUCTOR EQUIPMENT (1.23%)
 Applied Materials /1/                                  1,250                61,375
TELECOM EQUIPMENT FIBER OPTICS (0.18%)
 JDS Uniphase /1/                                         430                 5,375
 Williams Communications Group /1/                      1,185                 3,496
                                                                              8,871
TELECOMMUNICATION EQUIPMENT (1.88%)
 ADC Telecommunications /1/                             5,500                36,300
 Comverse Technology /1/                                  840                48,401
 Tellabs /1/                                              480                 9,302
                                                                             94,003
TELECOMMUNICATION SERVICES (0.01%)
 WorldCom                                                  32                   515
TELEPHONE-INTEGRATED (4.86%)
 AT&T                                                   2,400                52,800
 SBC Communications                                     1,600                64,096
 Sprint                                                 1,540                32,894
 Verizon Communications                                 1,530                81,855
 WorldCom /1/                                             800                11,360
                                                                            243,005
TOBACCO (0.64%)
 Philip Morris                                            630                31,972
WIRELESS EQUIPMENT (0.59%)
 Motorola                                               1,780                29,477
                                         TOTAL COMMON STOCKS              4,750,834

                                                   Principal
                                                     Amount                Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.52%)
MONEY CENTER BANKS (4.52%)
 Investment in Joint Trading Account;
  Citicorp                                         10,000,000
                                                   $                     $
  4.12%; 07/02/01                                     225,811               225,811
                                      TOTAL COMMERCIAL PAPER                225,811
                                                                         ----------

                        TOTAL PORTFOLIO INVESTMENTS (99.60%)              4,976,645
CASH AND RECEIVABLES, NET OF LIABILITIES (0.40%)                             20,121
                                  TOTAL NET ASSETS (100.00%)             $4,996,766
                                                                         ------------

See accompanying notes.

                               BLUE CHIP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                               BLUE CHIP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)


/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (53.16%)
AIRLINES (0.73%)
 Continental Airlines                                                 10,000,000
                                                                     $                      $
  7.26%; 09/15/21                                                        948,257                 958,725
AUTO-CARS & LIGHT TRUCKS (0.94%)
 DaimlerChrysler                                                      10,000,000
  6.40%; 05/15/06                                                      1,250,000               1,239,680
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.16%)
 Delphi Automotive Systems                                            10,000,000
  6.55%; 06/15/06                                                        900,000                 901,028
 Visteon                                                              10,000,000
  8.25%; 08/01/10                                                        600,000                 628,775
                                                                                               1,529,803
AUTOMOBILE SEQUENTIAL (0.77%)
 Capital Auto Receivables Asset Trust                                 10,000,000
  6.46%; 01/15/04                                                      1,000,000               1,021,001
BROADCASTING SERVICES & PROGRAMMING (0.78%)
 Clear Channel Communications                                         10,000,000
  7.65%; 09/15/10                                                      1,000,000               1,030,996
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.57%)
 Masco                                                                10,000,000
  6.00%; 05/03/04                                                        750,000                 748,599
CABLE TV (0.60%)
 Comcast Cable Communications                                         10,000,000
  6.88%; 06/15/09                                                        800,000                 796,732
CASINO HOTELS (0.74%)
 Park Place Entertainment /1/                                         10,000,000
  8.13%; 05/15/11                                                      1,000,000                 982,500
CELLULAR TELECOMMUNICATIONS (0.70%)
 Telus                                                                10,000,000
  7.50%; 06/01/07                                                        450,000                 459,332
  8.00%; 06/01/11                                                        450,000                 460,000
                                                                                                 919,332
COMMERCIAL BANKS (0.72%)
 Fleet National Bank                                                  10,000,000
  5.75%; 01/15/09                                                      1,000,000                 946,641
CREDIT CARD ASSET BACKED SECURITIES (2.80%)
 American Express Credit Account  Master Trust                        10,000,000
  5.60%; 11/15/06                                                      1,265,000               1,280,024
 American Express Master Trust                                        10,000,000
  7.85%; 08/15/05                                                        600,000                 641,712
 Discover Card Master Trust I                                         10,000,000
  5.60%; 05/16/06                                                      1,750,000               1,771,290
                                                                                               3,693,026
DIVERSIFIED FINANCIAL SERVICES (1.74%)
 Associates Corp. of North America                                    10,000,000
  7.75%; 02/15/05                                                      1,000,000               1,053,817
 Citigroup                                                            10,000,000
  5.75%; 05/10/06                                                      1,250,000               1,238,402
                                                                                               2,292,219
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED MINERALS (0.27%)
 Cyprus Amax Minerals                                                 10,000,000
                                                                     $                      $
  10.13%; 04/01/02                                                       350,000                 361,671
DIVERSIFIED OPERATIONS (0.47%)
 Rio Tinto Finance                                                    10,000,000
  5.75%; 07/03/06                                                        625,000                 619,399
ELECTRIC-GENERATION (0.70%)
 CE Generation                                                        10,000,000
  7.42%; 12/15/18                                                        958,250                 924,951
ELECTRIC-INTEGRATED (2.22%)
 Dominion Resources                                                   10,000,000
  7.82%; 09/15/14                                                      1,000,000               1,034,622
 DTE Energy                                                           10,000,000
  6.00%; 06/01/04                                                      1,250,000               1,254,839
 Mirant Americas Generation /1/                                       10,000,000
  9.13%; 05/01/31                                                        625,000                 645,705
                                                                                               2,935,166
FEDERAL & FEDERALLY SPONSORED CREDIT (0.40%)
 Federal National Mortgage Association                                10,000,000
  6.25%; 05/15/29                                                        550,000                 525,974
FINANCE-AUTO LOANS (2.52%)
 Ford Credit                                                          10,000,000
  6.88%; 02/01/06                                                      1,000,000               1,013,097
  7.38%; 10/28/09                                                        500,000                 506,920
  7.88%; 06/15/10                                                      1,000,000               1,042,744
 General Motors Acceptance                                            10,000,000
  6.38%; 01/30/04                                                        400,000                 409,701
  6.75%; 01/15/06                                                        350,000                 355,409
                                                                                               3,327,871
FINANCE-CONSUMER LOANS (0.94%)
 Household Finance                                                    10,000,000
  6.50%; 01/24/06                                                        400,000                 405,398
  6.75%; 05/15/11                                                        850,000                 838,566
                                                                                               1,243,964
FINANCE-INVESTMENT BANKER & BROKER (2.42%)
 Goldman Sachs Group                                                  10,000,000
  6.88%; 01/15/11                                                        800,000                 795,515
 Lehman Brothers                                                      10,000,000
  7.38%; 01/15/07                                                      1,500,000               1,550,549
 Morgan Stanley Dean Witter                                           10,000,000
  6.75%; 04/15/11                                                        850,000                 844,106
                                                                                               3,190,170
FINANCE-MORTGAGE LOAN/BANKER (5.36%)
 Countrywide Home Loans                                               10,000,000
  5.25%; 06/15/04                                                      1,250,000               1,245,479
 Federal Home Loan Mortgage                                           10,000,000
  5.13%; 10/15/08                                                      2,500,000               2,381,750
  6.38%; 11/15/03                                                      1,500,000               1,549,684
  6.75%; 03/15/31                                                      1,850,000               1,898,141
                                                                                               7,075,054
FINANCE-OTHER SERVICES (0.78%)
 Verizon Global Funding /1/                                           10,000,000
  6.75%; 12/01/05                                                      1,000,000               1,026,205
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (0.49%)
 Kroger                                                               10,000,000
                                                                     $                      $
  7.50%; 04/01/31                                                        650,000                 640,832
FUNERAL SERVICE & RELATED ITEMS (0.38%)
 Service Corp. International                                          10,000,000
  6.00%; 12/15/05                                                        600,000                 498,000
HOTELS & MOTELS (0.77%)
 Marriott International                                               10,000,000
  6.63%; 11/15/03                                                      1,000,000               1,020,713
INDEPENDENT POWER PRODUCER (0.91%)
 Calpine                                                              10,000,000
  8.50%; 02/15/11                                                      1,250,000               1,205,041
LIFE & HEALTH INSURANCE (0.43%)
 Conseco                                                              10,000,000
  8.75%; 02/09/04                                                        600,000                 567,000
MEDICAL-HOSPITALS (0.47%)
 HCA - The Healthcare Co.                                             10,000,000
  7.13%; 06/01/06                                                        625,000                 616,722
METAL-COPPER (0.83%)
 Phelps Dodge                                                         10,000,000
  8.75%; 06/01/11                                                      1,100,000               1,089,839
MONEY CENTER BANKS (1.73%)
 Citicorp                                                             10,000,000
  7.13%; 09/01/05                                                      1,000,000               1,037,653
 JP Morgan Chase                                                      10,000,000
  6.75%; 02/01/11                                                      1,250,000               1,251,744
                                                                                               2,289,397
MORTGAGE BACKED SECURITIES (3.33%)
 GS Mortgage Securities /1/                                           10,000,000
  6.22%; 05/03/18                                                      1,000,000                 994,375
 JP Morgan Commercial Mortgage Finance                                10,000,000
  7.77%; 10/15/32                                                      1,250,000               1,329,445
 Merrill Lynch Mortgage Investors                                     10,000,000
  7.34%; 12/26/25                                                      2,000,000               2,065,175
                                                                                               4,388,995
MULTIMEDIA (1.58%)
 AOL Time Warner                                                      10,000,000
  7.63%; 04/15/31                                                        750,000                 752,887
 Viacom                                                               10,000,000
  7.88%; 07/30/30                                                        500,000                 526,704
 Viacom /1/                                                           10,000,000
  6.40%; 01/30/06                                                        800,000                 811,658
                                                                                               2,091,249
NON-HAZARDOUS WASTE DISPOSAL (0.23%)
 Allied Waste North America /1/                                       10,000,000
  8.88%; 04/01/08                                                        300,000                 307,875
OIL COMPANY-EXPLORATION & PRODUCTION (2.71%)
 Anadarko Finance /1/                                                 10,000,000
  6.75%; 05/01/11                                                      1,500,000               1,495,932
 Louis Dreyfus Natural Gas                                            10,000,000
  6.88%; 12/01/07                                                      1,500,000               1,493,365
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Vintage Petroleum /1/                                                10,000,000
                                                                     $                      $
  7.88%; 05/15/11                                                        600,000                 582,000
                                                                                               3,571,297
OIL REFINING & MARKETING (0.60%)
 Ashland                                                              10,000,000
  7.71%; 05/11/07                                                        500,000                 520,267
  8.54%; 01/13/05                                                        250,000                 267,354
                                                                                                 787,621
PAPER & RELATED PRODUCTS (0.16%)
 Stora Enso Oyj                                                       10,000,000
  7.38%; 05/15/11                                                        210,000                 212,698
PIPELINES (2.16%)
 Duke Energy Field Services                                           10,000,000
  7.88%; 08/16/10                                                      1,000,000               1,048,790
 EL Paso                                                              10,000,000
  7.00%; 05/15/11                                                      1,250,000               1,203,300
 Williams                                                             10,000,000
  7.75%; 06/15/31                                                        625,000                 603,275
                                                                                               2,855,365
REGIONAL BANKS (0.80%)
 Wells Fargo                                                          10,000,000
  7.55%; 06/21/10                                                      1,000,000               1,057,334
RETAIL-DISCOUNT (0.22%)
 K Mart /1/                                                           10,000,000
  9.88%; 06/15/08                                                        300,000                 291,879
SPECIAL PURPOSE ENTITY (2.22%)
 Osprey Trust/Osprey I /1/                                            10,000,000
  8.31%; 01/15/03                                                      2,000,000               2,056,436
 Qwest Capital Funding                                                10,000,000
  6.88%; 07/15/28                                                      1,000,000                 880,425
                                                                                               2,936,861
TELECOMMUNICATION SERVICES (0.98%)
 Global Crossing Holding                                              10,000,000
  9.13%; 11/15/06                                                      1,000,000                 787,500
 Mastec                                                               10,000,000
  7.75%; 02/01/08                                                        600,000                 504,000
                                                                                               1,291,500
TELEPHONE-INTEGRATED (3.62%)
 COX Communications                                                   10,000,000
  7.75%; 08/15/06                                                      1,000,000               1,049,900
 France Telecom /1/                                                   10,000,000
  7.75%; 03/01/11                                                      1,000,000               1,018,936
 Royal KPN                                                            10,000,000
  8.00%; 10/01/10                                                        500,000                 479,536
 WorldCom                                                             10,000,000
  6.50%; 05/15/04                                                      1,000,000               1,001,847
  8.25%; 05/15/31                                                      1,250,000               1,226,076
                                                                                               4,776,295
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-AIR FREIGHT (0.21%)
 FedEx                                                                10,000,000
                                                                     $                      $
  7.96%; 03/28/17                                                        282,311                 277,830
                                                                    TOTAL BONDS               70,164,022

                                                          Principal

     Type           Rate               Maturity           Amount                                Value

----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (22.85%)
                                                                     $                      $
FHLMC           6.00%         04/01/31 - 07/01/31                      1,398,250               1,368,730
FHLMC           6.50%         03/01/19 - 07/01/31                      7,748,832               7,662,963
FHLMC           7.00%         12/01/29 - 06/01/31                     10,490,444              10,560,850
FHLMC           7.50%         11/01/29 - 03/01/31                      6,697,447               6,837,417
FHLMC           8.00%         09/01/30                                 3,604,628               3,729,354
                                                       TOTAL FHLMC CERTIFICATES               30,159,314

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (6.13%)
FNMA            6.00%         05/01/09 - 03/01/11                      3,926,249               3,958,679
FNMA            6.50%         12/01/10 - 02/01/11                      4,069,198               4,135,079
                                                        TOTAL FNMA CERTIFICATES                8,093,758

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (4.98%)
GNMA II         6.00%         07/20/28 - 07/20/29                      5,767,558               5,555,908
GNMA II         6.50%         03/20/28 - 05/20/29                      1,031,839               1,017,643
                                                        TOTAL GNMA CERTIFICATES                6,573,551

                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
TREASURY BONDS (9.55%)
 U.S. Treasury                                                        10,000,000
  4.63%; 02/28/03                                                    $   250,000            $    251,656
  4.75%; 01/31/03                                                      2,350,000               2,369,987
  5.00%; 02/15/11                                                      2,495,000               2,420,928
  5.75%; 11/15/05                                                      2,520,000               2,595,126
  6.25%; 05/15/30                                                      4,680,000               4,962,995
                                                           TOTAL TREASURY BONDS               12,600,692

                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.05%)
MONEY CENTER BANKS (4.05%)
 Investment in Joint Trading Account; Citicorp                        10,000,000
                                                                     $                      $
  4.12%; 07/02/01                                                      5,344,308               5,344,308
                                                         TOTAL COMMERCIAL PAPER                5,344,308
                                                                                            ------------

                                          TOTAL PORTFOLIO INVESTMENTS (100.72%)              132,935,645
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.72%)                                               (945,015)
                                                     TOTAL NET ASSETS (100.00%)             $131,990,630
                                                                                            ---------------

See accompanying notes.

                                  BOND ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                  BOND ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (99.24%)
AEROSPACE & DEFENSE (2.25%)
                                                                         $
 Boeing                                                83,600               4,648,160
 Raytheon                                              46,900               1,245,195
                                                                            5,893,355
AEROSPACE & DEFENSE EQUIPMENT (1.16%)
 United Technologies                                   41,400               3,032,964
AIRLINES (1.41%)
 Northwest Airlines /1/                                59,500               1,502,375
 Southwest Airlines                                   118,950               2,199,386
                                                                            3,701,761
APPAREL MANUFACTURERS (1.76%)
 Jones Apparel Group /1/                               33,600               1,451,520
 Liz Claiborne                                         62,600               3,158,170
                                                                            4,609,690
BEVERAGES-NON-ALCOHOLIC (2.76%)
 Pepsi Bottling Group                                  40,100               1,608,010
 Pepsico                                              127,100               5,617,820
                                                                            7,225,830
BROADCASTING SERVICES & PROGRAMMING (1.06%)
 AT&T - Liberty Media /1/                             158,100               2,765,169
CASINO HOTELS (0.56%)
 MGM Mirage                                            48,600               1,456,056
CASINO SERVICES (0.78%)
 International Game Technology                         32,400               2,033,100
CHEMICALS-DIVERSIFIED (1.10%)
 E.I. Du Pont de Nemours                               59,900               2,889,576
CHEMICALS-SPECIALTY (0.56%)
 Engelhard                                             56,900               1,467,451
COMPUTER SERVICES (0.73%)
 Electronic Data Systems                               30,404               1,900,250
COMPUTERS (0.67%)
 Compaq Computer                                      112,800               1,747,272
COMPUTERS-MEMORY DEVICES (0.58%)
 Veritas Software /1/                                  22,900               1,523,537
COSMETICS & TOILETRIES (1.02%)
 Avon Products                                         19,000                 879,320
 Procter & Gamble                                      28,200               1,799,160
                                                                            2,678,480
DATA PROCESSING & MANAGEMENT (1.70%)
 First Data                                            56,500               3,630,125
 Informix /1/                                         140,900                 822,856
                                                                            4,452,981
DISTRIBUTION/WHOLESALE (0.38%)
 Tech Data /1/                                         30,100               1,004,136
DIVERSIFIED FINANCIAL SERVICES (4.86%)
 Citigroup                                            240,981              12,733,436
DIVERSIFIED MANUFACTURING OPERATIONS (2.49%)
 Danaher                                               58,600               3,281,600
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                         $
 FMC                                                   47,200               3,236,032
                                                                            6,517,632
ELECTRIC-INTEGRATED (4.83%)
 Duke Energy                                          195,400               7,622,554
 Entergy                                               38,800               1,489,532
 Reliant Energy                                       109,400               3,523,774
                                                                           12,635,860
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.37%)
 Advanced Micro Devices /1/                            33,600                 970,368
ELECTRONICS-MILITARY (0.40%)
 L-3 Communications Holdings /1/                       13,800               1,052,940
ENTERPRISE SOFTWARE/SERVICE (0.31%)
 Sybase /1/                                            49,100                 807,695
FIDUCIARY BANKS (2.00%)
 Bank of New York                                      57,500               2,760,000
 Northern Trust                                        39,800               2,487,500
                                                                            5,247,500
FINANCE-CREDIT CARD (0.31%)
 Capital One Financial                                 13,700                 822,000
FINANCE-INVESTMENT BANKER & BROKER (4.27%)
 Lehman Brothers Holdings                              38,500               2,993,375
 Merrill Lynch                                         84,300               4,994,775
 Morgan Stanley Dean Witter                            49,800               3,198,654
                                                                           11,186,804
FINANCE-MORTGAGE LOAN/BANKER (1.81%)
 Federal National Mortgage Association                 55,600               4,734,340
FOOD-RETAIL (0.28%)
 Kroger                                                29,500                 737,500
FOOD-WHOLESALE/DISTRIBUTION (2.20%)
 Sysco                                                212,600               5,772,090
FORESTRY (0.97%)
 Georgia-Pacific                                       71,000               2,538,250
HOTELS & MOTELS (0.64%)
 Starwood Hotels & Resorts Worldwide                   45,000               1,677,600
LIFE & HEALTH INSURANCE (5.79%)
 American General                                     103,300               4,798,285
 Cigna                                                 20,300               1,945,146
 Lincoln National                                     104,000               5,382,000
 Reinsurance Group of America                          80,100               3,035,790
                                                                           15,161,221
MEDICAL PRODUCTS (2.66%)
 Johnson & Johnson                                    139,400               6,970,000
MEDICAL-DRUGS (2.92%)
 Bristol-Myers Squibb                                  61,700               3,226,910
 Merck                                                 69,230               4,424,489
                                                                            7,651,399
MEDICAL-HMO (0.80%)
 Wellpoint Health Networks /1/                         22,100               2,082,704
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (2.69%)
                                                                         $
 HCA - The Healthcare Company                          47,900               2,164,601
 Tenet Healthcare /1/                                  77,300               3,987,907
 Universal Health Services                             19,600                 891,800
                                                                            7,044,308
METAL-ALUMINUM (1.25%)
 Alcoa                                                 83,100               3,274,140
MISCELLANEOUS INVESTING (0.41%)
 Host Marriott                                         85,800               1,074,216
MULTI-LINE INSURANCE (5.01%)
 Allstate                                             113,800               5,006,062
 American International Group                          18,050               1,552,300
 Hartford Financial Services                           26,700               1,826,280
 Loews                                                 45,700               2,944,451
 St. Paul                                              35,200               1,784,288
                                                                           13,113,381
MULTIMEDIA (2.67%)
 Walt Disney                                          242,000               6,991,380
OIL COMPANY-EXPLORATION & PRODUCTION (1.40%)
 Devon Energy                                          17,500                 918,750
 Kerr-McGee                                            41,500               2,750,205
                                                                            3,668,955
OIL COMPANY-INTEGRATED (6.72%)
 Amerada Hess                                          96,500               7,797,200
 Exxon Mobil                                           94,000               8,210,900
 Phillips Petroleum                                    27,700               1,578,900
                                                                           17,587,000
OIL REFINING & MARKETING (0.63%)
 Valero Energy                                         45,100               1,658,778
PUBLISHING-PERIODICALS (0.84%)
 Harcourt General                                      37,800               2,199,582
REGIONAL BANKS (2.95%)
 Comerica                                              45,900               2,643,840
 FleetBoston Financial                                103,240               4,072,818
 US Bancorp                                            43,800                 998,202
                                                                            7,714,860
RETAIL-MAJOR DEPARTMENT STORE (2.38%)
 May Department Stores                                108,800               3,727,488
 Sears, Roebuck                                        59,200               2,504,752
                                                                            6,232,240
RETAIL-RESTAURANTS (0.71%)
 Brinker International /1/                             35,450                 916,383
 Darden Restaurants                                    34,200                 954,180
                                                                            1,870,563
SAVINGS & LOANS/THRIFTS (2.05%)
 Washington Mutual                                    143,250               5,379,037
TELECOMMUNICATION EQUIPMENT (0.48%)
 UTStarcom /1/                                         53,700               1,251,210
TELEPHONE-INTEGRATED (8.79%)
 AT&T                                                  46,350               1,019,700
 BellSouth                                            133,000               5,355,910
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                         $
 Qwest Communications International /1/                83,700               2,667,519
 SBC Communications                                   176,900               7,086,614
 Verizon Communications                               128,742               6,887,697
                                                                           23,017,440
TOBACCO (3.87%)
 Philip Morris                                        170,700               8,663,025
 RJ Reynolds Tobacco Holdings                          27,000               1,474,200
                                                                           10,137,225
                                         TOTAL COMMON STOCKS              259,895,262

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.66%)
MONEY CENTER BANKS (0.66%)
 Investment in Joint Trading Account;
  Citicorp                                         10,000,000
                                                   $                     $
  4.12%; 07/02/01                                   1,717,713               1,717,713
                                      TOTAL COMMERCIAL PAPER                1,717,713
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (99.90%)              261,612,975
CASH AND RECEIVABLES, NET OF LIABILITIES (0.10%)                              269,809
                                  TOTAL NET ASSETS (100.00%)             $261,882,784
                                                                         --------------

See accompanying notes.

                             CAPITAL VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (97.19%)
AEROSPACE & DEFENSE EQUIPMENT (6.01%)
                                                                      $
 General Dynamics                                  108,700               8,457,947
 United Technologies                               166,300              12,183,138
                                                                        20,641,085
APPLICATIONS SOFTWARE (5.33%)
 Intuit /1/                                         57,100               2,283,429
 Mercury Interactive /1/                            25,900               1,551,410
 Microsoft /1/                                     184,500              13,468,500
 Siebel Systems /1/                                 21,700               1,017,730
                                                                        18,321,069
BEVERAGES-NON-ALCOHOLIC (1.81%)
 Coca-Cola                                          18,000                 810,000
 Pepsico                                           122,700               5,423,340
                                                                         6,233,340
BREWERY (1.17%)
 Anheuser-Busch                                     97,500               4,017,000
BROADCASTING SERVICES & PROGRAMMING (2.46%)
 AT&T - Liberty Media /1/                          381,100               6,665,439
 Clear Channel Communications /1/                   28,400               1,780,680
                                                                         8,446,119
CABLE TV (1.01%)
 Comcast                                            80,300               3,485,020
CELLULAR TELECOMMUNICATIONS (0.73%)
 Crown Castle International /1/                    153,400               2,515,760
CIRCUIT BOARDS (0.32%)
 Jabil Circuit /1/                                  35,600               1,098,616
COMMERCIAL SERVICE-FINANCE (0.15%)
 Concord EFS /1/                                    10,200                 530,502
COMPUTERS (3.77%)
 Compaq Computer                                    99,300               1,538,157
 Dell Computer /1/                                  23,300                 609,295
 International Business Machines                    78,000               8,814,000
 Sun Microsystems /1/                              126,300               1,985,436
                                                                        12,946,888
COMPUTERS-INTEGRATED SYSTEMS (0.40%)
 Brocade Communications System /1/                  19,900                 875,401
 McData /1/                                         28,173                 494,436
                                                                         1,369,837
COMPUTERS-MEMORY DEVICES (2.14%)
 EMC                                               117,500               3,413,375
 StorageNetworks /1/                                39,700                 674,503
 Veritas Software /1/                               48,863               3,250,855
                                                                         7,338,733
COSMETICS & TOILETRIES (1.15%)
 Colgate-Palmolive                                  37,500               2,212,125
 Procter & Gamble                                   27,100               1,728,980
                                                                         3,941,105
DATA PROCESSING & MANAGEMENT (0.18%)
 First Data                                          9,600                 616,800
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (3.68%)
                                                                      $
 Citigroup                                         239,166              12,637,532
DIVERSIFIED MANUFACTURING OPERATIONS (13.23%)
 General Electric                                  434,100              21,162,375
 Tyco International                                445,400              24,274,300
                                                                        45,436,675
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.21%)
 Sanmina /1/                                        30,700                 718,687
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.52%)
 Altera /1/                                         33,000                 957,000
 Intel                                             371,000              10,851,750
 Micron Technology                                  17,400                 715,140
 QLogic /1/                                         21,700               1,398,565
 Texas Instruments                                 128,600               4,050,900
 Xilinx /1/                                         24,300               1,002,132
                                                                        18,975,487
ENTERPRISE SOFTWARE/SERVICE (1.45%)
 BEA Systems /1/                                    19,900                 611,129
 Oracle /1/                                        229,100               4,352,900
                                                                         4,964,029
FIDUCIARY BANKS (0.46%)
 Bank of New York                                   32,700               1,569,600
FINANCE-INVESTMENT BANKER & BROKER (0.55%)
 Goldman Sachs Group                                22,000               1,887,600
FINANCE-MORTGAGE LOAN/BANKER (3.98%)
 Federal Home Loan Mortgage                        195,300              13,671,000
FOOD-MISCELLANEOUS/DIVERSIFIED (1.38%)
 Kraft Foods                                       104,800               3,248,800
 Quaker Oats                                        16,200               1,478,250
                                                                         4,727,050
FOOD-RETAIL (0.70%)
 Safeway /1/                                        50,100               2,404,800
HOTELS & MOTELS (0.27%)
 Starwood Hotels & Resorts Worldwide                25,300                 943,184
INDEPENDENT POWER PRODUCER (0.21%)
 Calpine /1/                                        19,100                 721,980
INSTRUMENTS-SCIENTIFIC (0.25%)
 Applied Biosystems Group                           32,500                 869,375
MEDICAL INSTRUMENTS (0.85%)
 Medtronic                                          63,200               2,907,832
MEDICAL LABORATORY & TESTING SERVICE (0.66%)
 Laboratory Corp. of America Holdings /1/           29,400               2,260,860
MEDICAL PRODUCTS (1.00%)
 Johnson & Johnson                                  68,600               3,430,000
MEDICAL-BIOMEDICAL/GENE (1.21%)
 Amgen /1/                                          39,700               2,408,996
 CuraGen /1/                                        12,600                 458,640
 Invitrogen /1/                                     18,000               1,292,400
                                                                         4,160,036
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (11.26%)
                                                                      $
 Abbott Laboratories                                36,100               1,733,161
 American Home Products                            142,000               8,298,480
 Bristol-Myers Squibb                               95,900               5,015,570
 Eli Lilly                                          31,000               2,294,000
 Merck                                              65,700               4,198,887
 Pfizer                                            412,575              16,523,629
 Schering-Plough                                    17,300                 626,952
                                                                        38,690,679
MEDICAL-HOSPITALS (0.83%)
 HCA - The Healthcare Company                       63,200               2,856,008
MULTI-LINE INSURANCE (2.66%)
 American International Group                      106,100               9,124,600
MULTIMEDIA (3.31%)
 AOL Time Warner /1/                               214,750              11,381,750
NETWORKING PRODUCTS (2.00%)
 Cisco Systems /1/                                 344,300               6,266,260
 Lucent Technologies                                96,000                 595,200
                                                                         6,861,460
PHARMACEUTICALS (1.26%)
 Pharmacia                                          94,464               4,340,621
REGIONAL BANKS (0.66%)
 Fifth Third Bancorp                                37,900               2,275,895
RETAIL-APPAREL & SHOE (0.38%)
 Limited                                            79,500               1,313,340
RETAIL-BUILDING PRODUCTS (1.26%)
 Home Depot                                         93,000               4,329,150
RETAIL-DISCOUNT (2.95%)
 BJ's Wholesale Club /1/                            28,800               1,533,888
 Costco Wholesale                                   54,900               2,255,292
 Dollar Tree Stores /1/                             51,700               1,439,328
 Wal-Mart Stores                                   100,800               4,919,040
                                                                        10,147,548
RETAIL-JEWELRY (0.61%)
 Tiffany                                            57,800               2,093,516
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.17%)
 Maxim Integrated Products /1/                      12,900                 570,309
SEMICONDUCTOR EQUIPMENT (0.46%)
 Applied Materials /1/                              32,500               1,595,750
TELECOM EQUIPMENT FIBER OPTICS (0.22%)
 JDS Uniphase /1/                                   60,200                 752,500
TELECOMMUNICATION EQUIPMENT (0.64%)
 Nokia                                              46,900               1,033,676
 Qualcomm /1/                                       19,900               1,163,752
                                                                         2,197,428
TELEPHONE-INTEGRATED (3.51%)
 Qwest Communications International /1/             65,000               2,071,550
 SBC Communications                                 72,800               2,916,368
 Verizon Communications                             93,498               5,002,143
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                      $
 WorldCom /1/                                      146,200               2,076,040
                                                                        12,066,101
THERAPEUTICS (0.65%)
 Gilead Sciences /1/                                27,100               1,576,949
 Tularik /1/                                        25,300                 653,499
                                                                         2,230,448
TOBACCO (1.07%)
 Philip Morris                                      72,300               3,669,225
WIRELESS EQUIPMENT (1.05%)
 American Tower                                    175,100               3,619,317
                                      TOTAL COMMON STOCKS              333,903,246
                                                                      ------------

                     TOTAL PORTFOLIO INVESTMENTS (97.19%)              333,903,246
CASH AND RECEIVABLES, NET OF LIABILITIES (2.81%)                         9,667,245
                               TOTAL NET ASSETS (100.00%)             $343,570,491
                                                                      --------------

See accompanying notes.

                             EQUITY GROWTH ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                         GOVERNMENT SECURITIES ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (9.55%)
ELECTRIC-INTEGRATED (3.38%)
 Tennessee Valley Authority                            100,000,000
                                                       $                      $
  5.00%; 12/18/03                                        2,000,000               2,007,150
  5.28%; 09/14/01                                        1,000,000               1,001,992
  6.00%; 09/24/02                                        2,000,000               2,040,156
                                                                                 5,049,298
FINANCE-MORTGAGE LOAN/BANKER (6.17%)
 Federal Home Loan Bank System                         100,000,000
  5.50%; 01/21/03                                        1,000,000               1,015,292
  6.38%; 12/05/01                                        1,500,000               1,516,056
  6.66%; 03/26/02                                        1,000,000               1,019,785
  6.75%; 02/15/02                                        1,500,000               1,526,355
  6.75%; 08/15/02                                        1,000,000               1,028,367
  7.25%; 05/15/02                                        1,500,000               1,541,708
  7.25%; 05/15/03                                        1,500,000               1,568,272
                                                                                 9,215,835
                                                      TOTAL BONDS               14,265,133

                                                        Principal
    Type         Rate            Maturity                Amount                   Value
--------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (35.20%)
                                                       $                      $
FHLMC         5.50%       02/01/24 - 03/01/24              978,828                 923,909
FHLMC         6.00%       01/01/09 - 01/01/26            5,878,422               5,845,876
FHLMC         6.50%       06/01/18 - 07/01/31           17,635,913              17,441,561
FHLMC         7.00%       09/01/23 - 05/01/31           14,538,743              14,653,132
FHLMC         7.50%       03/01/23 - 02/01/31            8,822,066               9,007,068
FHLMC         8.00%       10/01/30                       4,542,399               4,691,871
                                         TOTAL FHLMC CERTIFICATES               52,563,417

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (17.47%)
FNMA          5.50%       05/01/24                         914,312                 862,658
FNMA          6.00%       02/01/09 - 11/01/28            5,445,167               5,323,396
FNMA          6.50%       11/01/23 - 04/01/29            8,365,322               8,278,255
FNMA          7.00%       08/01/23 - 06/01/30           10,176,731              10,243,181
FNMA          7.50%       04/01/22 - 07/01/27              690,329                 709,479
FNMA          8.00%       06/01/30                         649,182                 671,222
                                          TOTAL FNMA CERTIFICATES               26,088,191

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (19.95%)
GNMA I        6.50%       05/15/26 - 08/15/28            2,327,058               2,308,096
GNMA I        7.00%       01/15/24 - 05/15/28            4,374,838               4,424,278
GNMA II       6.00%       05/20/24 - 07/20/29           21,634,789              20,885,818
GNMA II       6.50%       12/20/25 - 02/20/26            2,199,353               2,178,058
                                          TOTAL GNMA CERTIFICATES               29,796,250
                                                        Principal
    Type         Rate            Maturity                Amount                   Value
--------------------------------------------------------------------------------------------------
PRIVATE EXPORT FUNDING CORPORATION (PEFCO) CERTIFICATES (10.33%)
                                                       $                      $
PEFCO         5.34%       03/15/06                       3,000,000               2,970,648
PEFCO         5.80%       02/01/04                       1,320,000               1,359,728
PEFCO         6.24%       05/15/02                         200,000                 203,844
PEFCO         6.62%       10/01/05                       2,200,000               2,294,650
PEFCO         6.90%       01/31/03                       1,000,000               1,036,966
PEFCO         7.01%       04/30/04                       2,280,000               2,396,841
PEFCO         7.03%       10/31/03                       2,275,000               2,382,573
PEFCO         8.40%       07/31/01                       1,300,000               1,304,551
PEFCO         8.75%       06/30/03                       1,373,000               1,477,060
                                         TOTAL PEFCO CERTIFICATES               15,426,861

STUDENT LOAN MARKETING ASSOCIATION (SLMA) CERTIFICATES (5.15%)
SLMA          4.75%       04/23/04                       1,000,000                 992,703
SLMA          5.70%       07/01/04                       1,050,000               1,069,630
SLMA          6.13%       12/01/05                       1,560,000               1,603,728
SLMA          6.25%       12/01/08                       1,100,000               1,124,558
SLMA          8.47%       12/01/08                       1,000,000               1,156,011
SLMA          9.15%       12/01/04                       1,200,000               1,347,973
SLMA          9.25%       06/01/04                         350,000                 390,057
                                          TOTAL SLMA CERTIFICATES                7,684,660

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.06%)
FINANCE-CONSUMER LOANS (4.06%)
 Investment in Joint Trading Account; Student
  Loan Marketing Association                           100,000,000
                                                       $                      $
  3.94%; 07/02/01                                        6,056,948               6,055,623
                                           TOTAL COMMERCIAL PAPER                6,055,623
                                                                              ------------

                            TOTAL PORTFOLIO INVESTMENTS (101.71%)              151,880,135
LIABILITIES, NET OF CASH AND RECEIVABLES
 (-1.71%)                                                                       (2,555,806)
                                       TOTAL NET ASSETS (100.00%)             $149,324,329
                                                                              ---------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (99.21%)
APPLICATIONS SOFTWARE (1.05%)
                                                                           $
 Siebel Systems /1/                                      50,600               2,373,140
CABLE TV (4.73%)
 Comcast                                                247,200              10,728,480
CELLULAR TELECOMMUNICATIONS (1.36%)
 Sprint /1/                                             127,100               3,069,465
COMMERCIAL SERVICE-FINANCE (2.54%)
 Paychex                                                143,950               5,758,000
COMPUTERS (2.28%)
 Sun Microsystems /1/                                   329,300               5,176,596
COMPUTERS-MEMORY DEVICES (4.91%)
 EMC                                                    198,900               5,778,045
 Veritas Software /1/                                    80,600               5,362,318
                                                                             11,140,363
DATA PROCESSING & MANAGEMENT (2.03%)
 Automatic Data Processing                               92,700               4,607,190
DIVERSIFIED FINANCIAL SERVICES (4.02%)
 Citigroup                                              172,662               9,123,460
DIVERSIFIED MANUFACTURING OPERATIONS (5.67%)
 General Electric                                       263,900              12,865,125
E-COMMERCE/SERVICES (1.96%)
 TMP Worldwide /1/                                       73,866               4,431,960
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.87%)
 Intel                                                  126,000               3,685,500
 Texas Instruments                                       89,700               2,825,550
                                                                              6,511,050
ENTERPRISE SOFTWARE/SERVICE (0.97%)
 BEA Systems /1/                                         71,800               2,204,978
FIDUCIARY BANKS (1.52%)
 Bank of New York                                        44,000               2,112,000
 State Street                                            27,100               1,341,179
                                                                              3,453,179
FINANCE-INVESTMENT BANKER & BROKER (1.07%)
 Morgan Stanley Dean Witter                              37,900               2,434,317
FINANCE-MORTGAGE LOAN/BANKER (2.88%)
 Federal National Mortgage Association                   76,800               6,539,520
FOOD-WHOLESALE/DISTRIBUTION (3.70%)
 Sysco                                                  309,100               8,392,065
INTERNET SECURITY (0.96%)
 Check Point Software Technologies /1/                   43,200               2,184,624
MEDICAL INSTRUMENTS (3.99%)
 Medtronic                                              196,700               9,050,167
MEDICAL PRODUCTS (3.81%)
 Johnson & Johnson                                      172,800               8,640,000
MEDICAL-DRUGS (10.42%)
 Bristol-Myers Squibb                                   136,200               7,123,260
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Pfizer                                                 412,400              16,516,620
                                                                             23,639,880
MEDICAL-WHOLESALE DRUG DISTRIBUTION (3.01%)
 Cardinal Health                                         99,000               6,831,000
MULTI-LINE INSURANCE (3.37%)
 American International Group                            88,825               7,638,950
MULTIMEDIA (4.19%)
 AOL Time Warner /1/                                    179,200               9,497,600
NETWORKING PRODUCTS (3.41%)
 Cisco Systems /1/                                      424,800               7,731,360
REGIONAL BANKS (2.62%)
 Fifth Third Bancorp                                     99,000               5,944,950
RETAIL-BEDDING (5.16%)
 Bed Bath & Beyond /1/                                  375,200              11,706,240
RETAIL-BUILDING PRODUCTS (1.48%)
 Home Depot                                              72,000               3,351,600
RETAIL-REGIONAL DEPARTMENT STORE (4.03%)
 Kohls /1/                                              145,800               9,146,034
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.69%)
 Linear Technology                                       93,200               4,121,304
 Maxim Integrated Products /1/                          147,200               6,507,712
                                                                             10,629,016
TELECOMMUNICATION EQUIPMENT (2.80%)
 Comverse Technology /1/                                 82,200               4,736,364
 Tellabs /1/                                             82,900               1,606,602
                                                                              6,342,966
TELEPHONE-INTEGRATED (1.71%)
 BellSouth                                               96,100               3,869,947
                                           TOTAL COMMON STOCKS              225,013,222

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.76%)
MONEY CENTER BANKS (0.76%)
 Investment in Joint Trading Account; Citicorp       10,000,000
                                                     $                     $
  4.12%; 07/02/01                                     1,727,176               1,727,176
                                        TOTAL COMMERCIAL PAPER                1,727,176
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.97%)              226,740,398
CASH AND RECEIVABLES, NET OF LIABILITIES (0.03%)                                 70,821
                                    TOTAL NET ASSETS (100.00%)             $226,811,219
                                                                           --------------



/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               HIGH YIELD ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (89.88%)
ADVERTISING SERVICES (1.15%)
 Advanstar Communications                                  10,000,000
                                                           $                     $
  12.00%; 02/15/11                                            150,000                153,000
AEROSPACE & DEFENSE EQUIPMENT (2.23%)
 BE Aerospace /1/                                          10,000,000
  8.88%; 05/01/11                                             300,000                297,000
AGRICULTURAL CHEMICALS (2.24%)
 IMC Global /1/                                            10,000,000
  10.88%; 06/01/08                                            300,000                298,500
AIRLINES (1.46%)
 Atlas Air Worldwide Holdings                              10,000,000
  10.75%; 08/01/05                                            250,000                195,000
APPLIANCES (1.15%)
 Salton /1/                                                10,000,000
  12.25%; 04/15/08                                            150,000                153,000
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.16%)
 Nortek /1/                                                10,000,000
  9.88%; 06/15/11                                             300,000                288,750
BUILDING-MAINTENANCE & SERVICE (1.08%)
 Encompass Services /1/                                    10,000,000
  10.50%; 05/01/09                                            150,000                144,000
BUILDING-RESIDENTIAL & COMMERCIAL (1.91%)
 D.R. Horton                                               10,000,000
  9.75%; 09/15/10                                             250,000                255,000
CABLE TV (7.82%)
 Adelphia Communications                                   10,000,000
  10.25%; 06/15/11                                            450,000                443,250
 Charter Communications Holdings                           10,000,000
  10.75%; 10/01/09                                            300,000                315,750
 Charter Communications Holdings/ 1/ /2/                   10,000,000
  0.00%; 05/15/11                                             225,000                130,500
 Frontiervision Holdings /2/                               10,000,000
  0.00%; 09/15/07                                             150,000                153,750
                                                                                   1,043,250
CASINO HOTELS (3.05%)
 Park Place Entertainment /1/                              10,000,000
  8.13%; 05/15/11                                             150,000                147,375
 Station Casinos                                           10,000,000
  9.88%; 07/01/10                                             250,000                259,062
                                                                                     406,437
CASINO SERVICES (2.39%)
 Anchor Gaming                                             10,000,000
  9.88%; 10/15/08                                             300,000                318,750
CELLULAR TELECOMMUNICATIONS (3.55%)
 American Cellular /1/                                     10,000,000
  9.50%; 10/15/09                                             150,000                141,000
 Crown Castle International /1/                            10,000,000
  9.38%; 08/01/11                                             150,000                135,375
 Nextel Partners                                           10,000,000
  11.00%; 03/15/10                                            250,000                196,875
                                                                                     473,250
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL SERVICES (0.57%)
 Iron Mountain                                             10,000,000
                                                           $                     $
  8.63%; 04/01/13                                              75,000                 75,563
COMPUTER SERVICES (0.54%)
 Globix                                                    10,000,000
  12.50%; 02/01/10                                            250,000                 72,500
COSMETICS & TOILETRIES (1.14%)
 Playtex Products /1/                                      10,000,000
  9.38%; 06/01/11                                             150,000                152,625
ELECTRIC-GENERATION (0.96%)
 CE Casecnan Water & Energy                                10,000,000
  11.45%; 11/15/05                                            150,000                127,688
ELECTRIC-INTEGRATED (2.25%)
 PG&E National Energy Group /1/                            10,000,000
  10.38%; 05/16/11                                            300,000                299,450
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.12%)
 Flextronics International                                 10,000,000
  9.88%; 07/01/10                                             150,000                149,250
FINANCE-CONSUMER LOANS (0.03%)
 MacSaver Financial Services /2/                           10,000,000
  7.60%; 08/01/07                                             200,000                  4,000
FINANCE-OTHER SERVICES (9.10%)
 Alamosa Delaware /1/                                      10,000,000
  12.50%; 02/01/11                                            150,000                135,000
 Orion Power Holdings /1/                                  10,000,000
  12.00%; 05/01/10                                            500,000                555,000
 Sprint Spectrum /2/                                       10,000,000
  0.00%; 08/15/06                                             500,000                523,317
                                                                                   1,213,317
FOOD-MISCELLANEOUS/DIVERSIFIED (1.15%)
 Michael Foods /1/                                         10,000,000
  11.75%; 04/01/11                                            150,000                153,750
FOOD-WHOLESALE/DISTRIBUTION (2.31%)
 Fleming /1/                                               10,000,000
  10.13%; 04/01/08                                            300,000                307,500
FUNERAL SERVICE & RELATED ITEMS (2.99%)
 Service Corp. International                               10,000,000
  6.00%; 12/15/05                                             150,000                124,500
  7.38%; 04/15/04                                             300,000                273,750
                                                                                     398,250
HOTELS & MOTELS (2.22%)
 John Q Hammons Hotels                                     10,000,000
  8.88%; 02/15/04                                             300,000                295,500
INDEPENDENT POWER PRODUCER (1.81%)
 Calpine                                                   10,000,000
  8.50%; 02/15/11                                             250,000                241,008
INTERNET CONNECTIVITY SERVICE (0.24%)
 Covad Communications Group /1/                            10,000,000
  6.00%; 09/15/05                                             250,000                 32,188
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (2.13%)
 Conseco                                                   10,000,000
                                                           $                     $
  8.75%; 02/09/04                                             300,000                283,500
MACHINERY-CONSTRUCTION & MINING (1.16%)
 Terex /1/                                                 10,000,000
  10.38%; 04/01/11                                            150,000                154,500
MEDICAL-HOSPITALS (2.25%)
 IASIS Healthcare                                          10,000,000
  13.00%; 10/15/09                                            150,000                159,000
 Magellan Health Services                                  10,000,000
  9.00%; 02/15/08                                             150,000                141,375
                                                                                     300,375
METAL-COPPER (1.86%)
 Phelps Dodge                                              10,000,000
  8.75%; 06/01/11                                             250,000                247,691
OIL COMPANY-EXPLORATION & PRODUCTION (4.36%)
 Chesapeake Energy /1/                                     10,000,000
  8.13%; 04/01/11                                             300,000                280,500
 Triton Energy                                             10,000,000
  9.25%; 04/15/05                                             150,000                156,000
 Vintage Petroleum /1/                                     10,000,000
  7.88%; 05/15/11                                             150,000                145,500
                                                                                     582,000
PAPER & RELATED PRODUCTS (3.84%)
 Doman Industries                                          10,000,000
  12.00%; 07/01/04                                            500,000                512,500
RETAIL-DISCOUNT (1.09%)
 K Mart /1/                                                10,000,000
  9.88%; 06/15/08                                             150,000                145,939
RETAIL-REGIONAL DEPARTMENT STORE (1.06%)
 Dillards                                                  10,000,000
  6.13%; 11/01/03                                             150,000                141,845
RUBBER&VINYL (1.14%)
 Applied Extrusion Technologies /1/                        10,000,000
  10.75%; 07/01/11                                            150,000                151,500
SATELLITE TELECOM (1.12%)
 EchoStar Broadband                                        10,000,000
  10.38%; 10/01/07                                            150,000                150,000
SPECIAL PURPOSE ENTITY (0.77%)
 York Power Funding /1/                                    10,000,000
  12.00%; 10/30/07                                            100,000                102,500
TELECOM EQUIPMENT FIBER OPTICS (0.70%)
 Williams Communications Group                             10,000,000
  11.70%; 08/01/08                                            225,000                 93,375
TELECOMMUNICATION SERVICES (3.71%)
 Asia Global Crossing                                      10,000,000
  13.38%; 10/15/10                                            150,000                120,000
 Dolphin Telecom /2/                                       10,000,000
  0.00%; 05/15/09                                             500,000                 10,000
 Mastec                                                    10,000,000
  7.75%; 02/01/08                                              75,000                 63,000
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
 McLeodUSA                                                 10,000,000
                                                           $                     $
  11.38%; 01/01/09                                            300,000                189,000
 NATG Holdings                                             10,000,000
  12.75%; 02/01/10                                            450,000                112,500
                                                                                     494,500
TELEPHONE-INTEGRATED (5.34%)
 Intermedia Communications                                 10,000,000
  8.60%; 06/01/08                                             150,000                147,000
 Royal KPN                                                 10,000,000
  8.00%; 10/01/10                                             500,000                479,535
 XO Communications                                         10,000,000
  12.50%; 04/15/06                                            250,000                 85,000
                                                                                     711,535
WEB HOSTING & DESIGN (0.07%)
 Psinet /2/                                                10,000,000
  10.50%; 12/01/06                                            150,000                  9,000
WIRELESS EQUIPMENT (2.66%)
 SBA Communications                                        10,000,000
  10.25%; 02/01/09                                            250,000                228,750
 Spectrasite Holdings /2/                                  10,000,000
  0.00%; 03/15/10                                             300,000                126,000
                                                                                     354,750
                                                         TOTAL BONDS              11,984,036

                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (0.00%)
COMPUTER SERVICES (0.00%)
                                                                                 $
 Decisionone /2/                                                1,166                      -
 Decisionone /2/                                                  684                      -
 Decisionone /2/                                                1,180                      -
 Decisionone /2/                                                  700                      -
                                                                                           -
WIRELESS EQUIPMENT (0.00%)
 FWT /2/                                                        3,733                      -
                                                 TOTAL COMMON STOCKS                       -

                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (1.33%)
RETAIL-PROPANE DISTRIBUTION (0.02%)
 Star Gas Partners                                                132                  2,752
TELECOMMUNICATION SERVICES (1.08%)
 Global Crossing Holding                                        2,500                143,750
TELEPHONE-INTEGRATED (0.09%)
 XO Communications /2/                                          2,588                 11,644
                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.14%)
                                                                                 $
 FWT /2/                                                       37,333                 18,666
                                              TOTAL PREFERRED STOCKS                 176,812

                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.49%)
MONEY CENTER BANKS (4.49%)
 Investment in Joint Trading Account; Citicorp             10,000,000
                                                           $                     $
  4.12%; 07/02/01                                             599,273                599,273
                                              TOTAL COMMERCIAL PAPER                 599,273
                                                                                 -----------

                                TOTAL PORTFOLIO INVESTMENTS (95.70%)              12,760,121
CASH AND RECEIVABLES, NET OF LIABILITIES (4.30%)                                     573,768
                                          TOTAL NET ASSETS (100.00%)             $13,333,889
                                                                                 -------------

See accompanying notes.

                               HIGH YIELD ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                               HIGH YIELD ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)


/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $4,351,452 or 32.63% of net assets.
/2 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (94.58%)
ADVERTISING SERVICES (1.71%)
                                                                           $
 Havas Advertising                                       66,933                 736,651
 WPP Group                                              191,118               1,870,767
                                                                              2,607,418
AEROSPACE & DEFENSE (1.44%)
 BAE Systems                                            308,125               1,474,463
 Empresa Bras de Aeronautica                             18,330                 715,787
                                                                              2,190,250
AIRLINES (0.53%)
 British Airways                                        165,578                 801,069
AUDIO & VIDEO PRODUCTS (1.31%)
 Matsushita Electric Industrial                          50,300                 787,248
 Pioneer                                                 39,430               1,198,202
                                                                              1,985,450
AUTO-CARS & LIGHT TRUCKS (2.09%)
 Bayerische Motoren Werke                                37,800               1,244,857
 Honda Motor                                             18,000                 790,892
 Nissan Motor                                           164,500               1,135,620
                                                                              3,171,369
BEVERAGES-WINE & SPIRITS (1.03%)
 Diageo                                                 143,203               1,568,911
BREWERY (0.72%)
 Interbrew /1/                                           40,800               1,091,504
BROADCASTING SERVICES & PROGRAMMING (0.43%)
 Grupo Televisa                                          16,485                 659,565
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.47%)
 Lafarge                                                 26,198               2,240,102
CABLE TV (0.40%)
 Telewest Communications /1/                            489,769                 613,042
CELLULAR TELECOMMUNICATIONS (4.76%)
 America Movil /1/                                       52,988               1,105,330
 China Mobile                                           262,500               1,386,556
 NTT DoCoMo                                                  93               1,618,105
 Vodafone Group                                       1,412,620               3,129,066
                                                                              7,239,057
CHEMICALS-DIVERSIFIED (1.89%)
 Akzo Nobel                                              50,340               2,130,892
 DSMA                                                    21,200                 737,660
                                                                              2,868,552
CHEMICALS-SPECIALTY (0.60%)
 Rhodia                                                  82,400                 906,878
COMMERCIAL BANKS (1.97%)
 Julius Baer Holding                                        191                 734,779
 Nordea                                                 395,890               2,254,872
                                                                              2,989,651
COMPUTER SERVICES (0.49%)
 Misys                                                  106,802                 746,525
DISTRIBUTION-WHOLESALE (0.46%)
 Buhrmann                                                74,517                 702,779
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.79%)
                                                                           $
 Fortis                                                 111,697               2,715,840
DIVERSIFIED MANUFACTURING OPERATIONS (0.32%)
 Invensys                                               257,400                 488,710
DIVERSIFIED MINERALS (0.60%)
 BHP Billiton                                           181,689                 905,206
DIVERSIFIED OPERATIONS (0.62%)
 Citic Pacific                                          302,600                 936,908
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (1.78%)
 Hays                                                   314,428                 810,353
 Vivendi Universal                                       32,479               1,893,149
                                                                              2,703,502
DRUG DELIVERY SYSTEMS (0.93%)
 Elan /1/                                                23,300               1,421,300
ELECTRIC COMPONENT-MISCELLANEOUS (0.94%)
 NEC                                                    105,830               1,429,791
ELECTRIC PRODUCTS-MISCELLANEOUS (0.56%)
 Sharp                                                   62,600                 853,271
ELECTRIC-INTEGRATED (1.58%)
 E.On AG                                                 16,688                 867,463
 Scottish & Southern Energy                             114,415               1,078,119
 Scottish Power                                          62,980                 463,247
                                                                              2,408,829
ELECTRONIC COMPONENTS-MISCELLANEOUS (3.93%)
 C-MAC Industries                                        43,306               1,147,171
 Flextronics International /1/                           57,294               1,495,946
 Koninklijke Philips Electronics                         71,177               1,886,692
 Samsung Electronics                                      9,821               1,449,929
                                                                              5,979,738
FABRICATED STRUCTURAL METAL PRODUCTS (0.43%)
 Usinor                                                  62,393                 654,464
FINANCE-INVESTMENT BANKER & BROKER (1.27%)
 Nomura Securities                                      100,500               1,925,874
FOOD-DAIRY PRODUCTS (0.53%)
 Numico                                                  20,847                 800,032
FOOD-MISCELLANEOUS/DIVERSIFIED (2.33%)
 Nestle                                                   9,440               2,006,164
 Unilever                                                25,678               1,539,121
                                                                              3,545,285
FOOD-RETAIL (1.31%)
 Koninklijke Ahold                                       36,110               1,131,117
 Safeway                                                151,980                 860,857
                                                                              1,991,974
HUMAN RESOURCES (0.46%)
 Adecco                                                  14,771                 695,203
INTERNET SECURITY (0.76%)
 Check Point Software Technologies /1/                   22,929               1,159,520
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT COMPANIES (0.86%)
                                                                           $
 Investor                                               102,828               1,308,328
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.97%)
 Amvescap                                                85,372               1,474,425
MACHINERY-ELECTRICAL (0.64%)
 Schneider Electric                                      17,601                 973,036
MEDICAL-DRUGS (7.08%)
 Aventis                                                 42,199               3,368,931
 Biovail /1/                                             10,768                 468,408
 Biovail /1/                                             11,208                 489,883
 GlaxoSmithKline /1/                                     64,974               1,821,192
 Novartis                                                45,390               1,642,625
 Schering                                                41,888               2,184,483
 Takeda Chemical Industries                              17,000                 790,571
                                                                             10,766,093
METAL-ALUMINUM (1.56%)
 Alcan                                                   56,494               2,373,878
MONEY CENTER BANKS (9.81%)
 BNP Paribas                                             14,352               1,249,061
 Canadian Imperial Bank of Commerce                      30,402               1,034,729
 Credit Suisse Group                                     13,277               2,182,672
 Deutsche Bank                                           32,630               2,331,513
 Royal Bank of Canada                                    56,023               1,793,034
 San Paolo-IMI                                          106,700               1,367,630
 Standard Chartered                                      75,216                 963,690
 UBS                                                     21,458               3,073,956
 UFJ Holdings /1/                                           172                 925,369
                                                                             14,921,654
MULTI-LINE INSURANCE (7.50%)
 Assurances Generales de France                          18,661               1,037,955
 ING Groep                                               76,795               5,019,131
 Riunione Adriatica di Sicurta                          155,200               1,907,817
 Royal & Sun Alliance Insurance Group                   210,680               1,584,466
 Zurich Financial Services                                5,450               1,858,609
                                                                             11,407,978
MULTIMEDIA (1.01%)
 News                                                    41,475               1,540,796
OFFICE AUTOMATION & EQUIPMENT (1.04%)
 Canon                                                   39,200               1,584,092
OIL COMPANY-INTEGRATED (6.68%)
 BP Amoco                                               316,366               2,600,658
 ENI                                                    116,810               1,424,035
 Shell Transport & Trading                              355,753               2,941,946
 TotalFinaElf                                            22,742               3,184,509
                                                                             10,151,148
OIL REFINING & MARKETING (0.93%)
 Statoil                                                192,400               1,422,051
PAPER & RELATED PRODUCTS (0.69%)
 Stora Enso Oyj                                          47,100                 510,398
 UPM-Kymmene Oyj                                         19,160                 541,615
                                                                              1,052,013
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLIC THOROUGHFARES (1.07%)
                                                                           $
 Brisa-Auto Estradas de Portugal                        191,741               1,623,279
PUBLISHING-NEWSPAPERS (0.67%)
 VNU                                                     29,930               1,013,550
REINSURANCE (2.20%)
 Muenchener Rueckversicherungs-Gesellschaft              11,900               3,339,710
RETAIL-APPAREL & SHOE (0.28%)
 Matalan                                                 62,161                 433,619
RETAIL-MAJOR DEPARTMENT STORE (2.05%)
 Kingfisher                                             161,040                 871,407
 Metro                                                   59,580               2,244,599
                                                                              3,116,006
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.31%)
 Taiwan Semiconductor Manufacturing /1/                 627,200               1,165,867
 United Microelectronics /1/                            621,000                 824,272
                                                                              1,990,139
SOAP & CLEANING PRODUCTS (0.21%)
 Reckitt Benckiser                                       22,488                 323,862
TELECOMMUNICATION EQUIPMENT (0.25%)
 Nokia                                                   17,306                 381,424
TELECOMMUNICATION SERVICES (0.74%)
 Amdocs /1/                                              20,875               1,124,119
TELEPHONE-INTEGRATED (1.23%)
 Telecom Italia                                         107,140                 961,470
 Telefonica                                              73,289                 903,397
                                                                              1,864,867
TELEVISION (1.32%)
 Carlton Communications                                 171,818                 812,531
 Granada                                                574,750               1,198,347
                                                                              2,010,878
TOYS (0.83%)
 Nintendo                                                 6,120               1,113,887
 Sega                                                     8,600                 152,389
                                                                              1,266,276
TRANSPORT-RAIL (0.50%)
 East Japan Railway                                         132                 762,027
WATER (0.79%)
 Suez                                                    37,500               1,206,405
WATER TREATMENT SYSTEMS (0.64%)
 Vivendi Environnement /1/                               23,135                 973,625
WIRE & CABLE PRODUCTS (0.28%)
 Futukawa Electric                                       53,600                 427,614
                                           TOTAL COMMON STOCKS              143,830,461

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.64%)
ASSET BACKED SECURITIES (2.97%)
 Qunicy Capital                                      10,000,000
                                                     $                     $
  4.22%; 07/02/01                                     4,520,000               4,518,940
FINANCE-AUTO LOANS (2.67%)
 Ford Motor Credit, Puerto Rico                      10,000,000
  3.91%; 07/03/01                                     4,055,000               4,053,679
                                        TOTAL COMMERCIAL PAPER                8,572,619
                                                                           ------------

                         TOTAL PORTFOLIO INVESTMENTS (100.22%)              152,403,080
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.22%)                              (336,046)
                                    TOTAL NET ASSETS (100.00%)             $152,067,034
                                                                           ---------------

See accompanying notes.

                             INTERNATIONAL ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                             INTERNATIONAL ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)


/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   1,540,796              1.01%
 Belgium                     1,091,504              0.72
 Brazil                        715,787              0.47
 Canada                      6,838,695              4.49
 Finland                     1,433,437              0.94
 France                     18,424,765             12.09
 Germany                    12,212,625              8.01
 Hong Kong                   2,323,464              1.52
 Israel                      2,283,638              1.50
 Italy                       5,660,952              3.71
 Japan                      15,494,953             10.17
 Korea                       1,449,929              0.95
 Mexico                      1,764,895              1.16
 Netherlands                17,676,813             11.60
 Norway                      1,422,051              0.93
 Portugal                    1,623,279              1.07
 Spain                         903,397              0.59
 Sweden                      3,563,200              2.34
 Switzerland                12,194,008              8.00
 Taiwan                      1,990,139              1.31
 United Kingdom             31,257,780             20.51
 United States              10,536,973              6.91
             TOTAL        $152,403,080            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                    Shares
                                                     Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (87.50%)
ADVERTISING AGENCIES (0.47%)
                                                                        $
 Cheil Communications                                    330               28,674
AEROSPACE & DEFENSE (1.86%)
 Empresa Bras de Aeronautica                           2,890              112,855
AIRPORT DEVELOPMENT & MAINTENANCE (0.56%)
 Grupo Aeroportuario de Sureste                        1,826               34,146
APPLICATIONS SOFTWARE (0.28%)
 Infosys Technologies                                    210               16,792
AUTO-CARS & LIGHT TRUCKS (0.27%)
 Tofas Turk Otomobil Fabrik                        2,087,000               16,630
BEVERAGES-NON-ALCOHOLIC (0.71%)
 Coca-Cola Femsa                                       1,751               43,250
BREWERY (3.34%)
 Al-Ahram Beverages                                    4,720               54,634
 Companhia de Bebidas das Americas                       620               14,353
 Grupo Modelo                                         25,800               70,128
 Hite Brewery                                          1,890               63,799
                                                                          202,914
BROADCASTING SERVICES & PROGRAMMING (0.62%)
 Grupo Televisa                                          940               37,609
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.48%)
 Cemex                                                 5,445               28,851
BUILDING-RESIDENTIAL & COMMERCIAL (0.68%)
 Hyundai Development                                  11,080               41,193
CELLULAR TELECOMMUNICATIONS (7.21%)
 Advanced Info Service Public                          1,800               19,161
 America Movil /1/                                     6,540              136,424
 China Mobile /1/                                      3,400               91,086
 China Mobile                                         20,000              105,642
 Cosmote Mobile Communications /1/                     4,100               36,793
 Telemig Celular Participacoes                           383               15,818
 Turkcell Iletisim Hizmet /1/                          4,357               12,200
 Vimpel Communications                                 1,253               20,562
                                                                          437,686
COMMERCIAL BANKS (7.38%)
 Alpha Bank                                            1,500               31,494
 Banco Latinoamericano de Exportaciones                1,720               63,244
 Bank Sinopac                                        114,000               52,646
 BOE                                                  29,700               16,616
 Chinatrust Commercial Bank                           65,000               45,498
 Commercial Bank of Greece                               800               28,839
 H&CB                                                  6,625               73,405
 H&CB                                                  1,300               29,089
 OTP Bank                                              1,410               73,233
 Shinhan Bank                                          1,400               14,371
 Unibanco - Uniao de Bancos Brasileiros                  750               19,088
                                                                          447,523
COMMERCIAL SERVICES (0.52%)
 Cosco Pacific                                        48,000               31,693
                                                    Shares
                                                     Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.63%)
                                                                        $
 Ambit Microsystems                                    9,100               38,060
DISTRIBUTION/WHOLESALE (1.09%)
 Esprit Holdings                                      60,294               66,092
DIVERSIFIED MINERALS (1.49%)
 Billiton                                             18,700               90,471
DIVERSIFIED OPERATIONS (1.61%)
 Beijing Enterprises                                  34,000               43,808
 Grupo Carso                                          11,300               33,450
 Hutchison Whampoa                                     2,000               20,193
                                                                           97,451
EDUCATIONAL SOFTWARE (0.19%)
 NIIT                                                  1,440               11,311
ELECTRIC-INTEGRATED (0.80%)
 Cia Paranaense de Energia                             2,100               15,771
 Unified Energy Systems                                2,900               33,060
                                                                           48,831
ELECTRONIC COMPONENTS-MISCELLANEOUS (4.69%)
 Asustek Computer                                      5,000               21,130
 Hankuk Electric Glass                                   450               35,294
 Samsung Electronics                                   1,380              203,737
 Yageo                                                28,600               24,505
                                                                          284,666
ELECTRONIC CONNECTORS (0.95%)
 Hon Hai Precision Industry                           11,000               57,827
ELECTRONIC MEASUREMENT INSTRUMENTS (0.18%)
 Camtek /1/                                            2,100               10,689
FINANCE-INVESTMENT BANKER & BROKER (0.47%)
 Samsung Securities                                    1,000               28,451
FINANCE-INVESTMENT FUND (0.48%)
 India Fund                                            2,800               29,008
FINANCE-OTHER SERVICES (3.78%)
 Grupo Financiero Banamex Accival                     54,508              140,541
 Grupo Financiero BBVA Bancomer                       75,309               74,338
 Hong Kong Exchanges & Clearing                        8,000               14,257
                                                                          229,136
FOOD-RETAIL (0.24%)
 Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar                                          390                9,052
 Migros Turk                                          84,000                5,221
                                                                           14,273
GAS-DISTRIBUTION (0.88%)
 OAO Gazprom                                           4,860               53,460
INTERNET SECURITY (1.57%)
 Check Point Software Technologies /1/                 1,881               95,122
MEDICAL-DRUGS (2.87%)
 Dr. Reddy's Laboratories /1/                          4,440               82,362
 Ranbaxy Laboratories                                  2,610               29,493
 Ranbaxy Laboratories                                    400                4,092
                                                    Shares
                                                     Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                        $
 Teva Pharmaceutical Industries                          930               57,939
                                                                          173,886
METAL-ALUMINUM (1.89%)
 Hindalco Industries /2/                               5,870              114,759
MINING SERVICES (1.12%)
 Yanzhou Coal Mining                                 147,793               68,213
MONEY CENTER BANKS (2.75%)
 Bank Hapoalim                                        11,300               27,695
 ICICI Banking /1/                                     2,250               11,318
 Overseas Union Bank                                  10,000               51,866
 State Bank of India /2/                               6,858               76,124
                                                                          167,003
MULTIMEDIA (0.32%)
 Johnnic Holdings                                      2,600               19,223
NIGHT CLUBS (0.66%)
 Corporacion Interamericana de
  Entretenimiento /1/                                  9,900               40,310
OIL COMPANY-EXPLORATION & PRODUCTION (1.59%)
 CNOOC /1/                                             3,480               65,946
 Gulf Indonesia Resources                              3,000               30,480
                                                                           96,426
OIL COMPANY-INTEGRATED (7.90%)
 OAO Lukoil Holding /1/                                  360               17,267
 OAO Lukoil Holding /1/ /2/                              430               20,625
 Petroleo Brasileiro                                   4,910              127,660
 Sasol                                                15,300              141,401
 Surgutneftegaz                                        6,570               84,030
 YUKOS /1/                                             1,520               88,160
                                                                          479,143
OIL REFINING & MARKETING (0.47%)
 Tupras Turkiye Petrol Rafine                      1,117,000               28,482
PAPER & RELATED PRODUCTS (2.27%)
 Aracruz Celulose                                      3,360               62,832
 Sappi                                                 5,200               44,703
 Sappi                                                 3,380               30,251
                                                                          137,786
PLATINUM (1.84%)
 Anglo American Platinum                               2,510              111,782
PUBLICLY TRADED INVESTMENT FUND (0.02%)
 UTI India IT Fund /1/                                   100                1,242
REAL ESTATE MANAGEMENT/SERVICES (0.21%)
 SM Prime Holdings                                   109,700               12,974
REAL ESTATE OPERATOR & DEVELOPER (1.83%)
 Cheung Kong                                           4,000               43,590
 Consorcio ARA                                        22,200               36,645
 Hong Kong Land Holdings                              17,000               30,600
                                                                          110,835
RETAIL-CONVENIENCE STORE (0.50%)
 President Chain Store                                14,000               30,293
                                                    Shares
                                                     Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (1.24%)
                                                                        $
 Walmart de Mexico                                    27,700               74,987
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.29%)
 Realtek Semiconductor /1/                             4,000               18,124
 Taiwan Semiconductor Manufacturing /1/               93,800              174,360
 Taiwan Semiconductor Manufacturing                    1,618               24,577
 United Microelectronics /1/                          75,000               99,550
 United Microelectronics /1/                             500                4,450
                                                                          321,061
SEMICONDUCTOR EQUIPMENT (0.72%)
 ASE Test /1/                                          3,400               43,486
STEEL PIPE & TUBE (0.80%)
 Tubos de Acero de Mexico                              3,860               48,829
TELECOMMUNICATION EQUIPMENT (0.61%)
 Comverse Technology /1/                                 400               23,048
 Global Tele-Systems                                   3,700               13,812
                                                                           36,860
TELECOMMUNICATION SERVICES (3.49%)
 China Unicom /1/                                      1,970               34,869
 Korea Telecom                                         1,910               41,982
 Korea Telecom Freetel /1/                               800               23,068
 SK Telecom                                               50                7,362
 SK Telecom                                            2,380               40,222
 Videsh Sanchar Nigam                                  4,810               64,454
                                                                          211,957
TELEPHONE-INTEGRATED (4.65%)
 Ceske Radiokomunikace /1/ /2/                         1,070               13,375
 Compania Anonima Nacional Telefonos de
  Venezuela                                            1,290               30,238
 Embratel Participacoes /1/                        2,525,800               19,577
 Embratel Participacoes                                3,400               25,432
 Hellenic Telecommunications Organization              3,400               21,794
 Tele Norte Leste Participacoes                    1,759,252               22,853
 Telefonos de Mexico                                   4,240              148,781
                                                                          282,050
TEXTILE-PRODUCTS (0.46%)
 Texwinca Holdings                                    74,000               28,225
TRANSPORT-MARINE (0.49%)
 China Shipping Development                          154,000               29,616
WIRELESS EQUIPMENT (0.08%)
 BreezeCom /1/                                         1,062                4,683
                                        TOTAL COMMON STOCKS             5,308,775

                                                    Shares
                                                     Held                 Value
----------------------------------------------------------------------------------------
PREFERRED STOCKS (4.53%)
BREWERY (0.62%)
 Quilmes Industrial                                    1,800               37,800
                                                    Shares
                                                     Held                 Value
----------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.27%)
                                                                        $
 Tele Celular Sul Participacoes                          820               16,564
COMMERCIAL BANKS (0.97%)
 Banco Itau                                          682,000               58,767
DIVERSIFIED MINERALS (1.59%)
 Cia Vale Do Rio Doce /1/                              4,190               96,520
OIL COMPANY-INTEGRATED (0.46%)
 Petroleo Brasileiro                                   1,200               28,007
TELEPHONE-INTEGRATED (0.62%)
 Tele Norte Leste Participacoes                        2,440               37,234
                                     TOTAL PREFERRED STOCKS               274,892


See accompanying notes.

                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)



                                                 Principal
                                                   Amount                Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (7.42%)
FINANCE-CONSUMER LOANS (7.42%)
 Investment in Joint Trading Account;
  Student Loan Marketing Association             10,000,000
  3.94%; 07/02/01                                $450,000              $449,902
                                    TOTAL COMMERCIAL PAPER             449,902


                      TOTAL PORTFOLIO INVESTMENTS (99.45%)             6,033,569
CASH AND RECEIVABLES, NET OF LIABILITIES (0.55%)                       33,414
                                TOTAL NET ASSETS (100.00%)             $6,066,983
                                                                       ------------


/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $224,883 or 3.70% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Argentina                     37,800              0.63%
 Brazil                       673,330             11.16
 China                         64,485              1.07
 Czech Republic                13,375              0.22
 Egypt                         54,634              0.91
 Greece                       118,919              1.97
 Hong Kong                    518,259              8.59
 Hungary                       73,233              1.21
 India                        454,766              7.54
 Indonesia                     30,480              0.50
 Israel                       214,494              3.55
 Korea                        630,647             10.45
 Mexico                       905,041             15.00
 Panama                        63,244              1.05
 Philippines                   12,974              0.21
 Russia                       317,165              5.26
 Singapore                     51,866              0.86
 South Africa                 363,976              6.03
 Taiwan                       634,506             10.52
 Thailand                      19,161              0.32
 Turkey                        62,533              1.04
 United Kingdom                90,471              1.50
 United States                597,972              9.91
 Venezuela                     30,238              0.50
              TOTAL        $6,033,569            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                    Shares
                                                     Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (93.83%)
ADVERTISING SERVICES(1.71%)
                                                                        $
 Cordiant Communications Group                       164,300               410,152
 Incepta Group                                       467,000               394,073
                                                                           804,225
AIRLINES(4.01%)
 easyJet /1/                                         175,900             1,072,418
 Ryanair Holdings /1/                                  8,041               417,730
 Westjet Airlines /1/                                 24,621               395,056
                                                                         1,885,204
ALTERNATIVE WASTE TECHNOLOGIES(1.30%)
 Renewable Energy /1/                                530,364               609,020
AUTO-CARS & LIGHT TRUCKS(0.81%)
 Denway Motors                                     1,055,200               378,795
BEVERAGES-NON-ALCOHOLIC(0.95%)
 Cott                                                 40,550               445,698
BREWERY(1.53%)
 Molson                                               22,722               718,699
BROADCASTING SERVICES & PROGRAMMING(0.74%)
 HIT Entertainment                                    67,300               345,475
BUILDING & CONSTRUCTION-MISCELLANEOUS(1.85%)
 Amec                                                 69,170               491,267
 Bracknell /1/                                        76,690               378,508
                                                                           869,775
BUILDING-HEAVY CONSTRUCTION(0.98%)
 Grupo Dragados                                       36,650               460,764
BUILDING-RESIDENTIAL & COMMERCIAL(1.35%)
 Painthouse                                                4               157,152
 Persimmon                                           103,370               476,845
                                                                           633,997
CASINO SERVICES(1.64%)
 Aristocrat Leisure                                  214,400               768,003
CHEMICALS-SPECIALTY(1.14%)
 Gurit-Heberlein                                         484               339,271
 Methanex /1/                                         36,010               197,899
                                                                           537,170
COMMERCIAL BANKS(5.19%)
 Anglo Irish Bank                                    289,100             1,098,939
 HKCB Bank Holding                                   732,000               342,543
 KorAm Bank                                           56,130               377,653
 Suncorp-Metway                                       50,500               384,988
 Union Bank of Norway                                  8,300               236,050
                                                                         2,440,173
COMMERCIAL SERVICE-FINANCE(2.78%)
 Baycorp Holdings                                    123,600               625,845
 Data Advantage                                      195,250               680,061
                                                                         1,305,906
COMMERCIAL SERVICES(2.05%)
 Amey                                                 62,715               299,888
 Bellsystem24                                            590               195,374
                                                    Shares
                                                     Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES(CONTINUED)
                                                                        $
 Mayne Nickless                                      143,300               469,629
                                                                           964,891
COMPUTER & DATA PROCESSING SERVICES(0.05%)
 C.Rel                                                53,000                22,709
CONSULTING SERVICES(0.62%)
 Maxxcom /1/                                          74,200               293,366
DECISION SUPPORT SOFTWARE(0.95%)
 Theil Logistik /1/                                   27,730               448,396
DISTRIBUTION/WHOLESALE(1.67%)
 Esprit Holdings                                     717,456               786,452
DIVERSIFIED MANUFACTURING OPERATIONS(1.60%)
 Southcorp                                           129,410               500,251
 Wesfarmers                                           18,118               249,570
                                                                           749,821
EDUCATIONAL SOFTWARE(0.53%)
 Riverdeep Group                                       8,890               248,920
ELECTRIC-GENERATION(1.70%)
 Beijing Datang Power Generation                     960,000               329,235
 Energy Developments                                 104,916               470,175
                                                                           799,410
ELECTRONIC COMPO-MISC.(1.02%)
 Dianippon Screen Manufacturing                      115,000               479,474
ELECTRONIC COMPONENTS-MISCELLANEOUS(1.02%)
 Funkwerk /1/                                          4,950               139,340
 Hankuk Electric Glass                                 4,310               338,039
                                                                           477,379
ELECTRONIC COMPONENTS-SEMICONDUCTOR(1.55%)
 Kontron Embedded Computers /1/                        4,410               183,689
 Nippon Foundry                                           62               412,604
 SOITEC                                                8,129               133,098
                                                                           729,391
ELECTRONIC MEASUREMENT INSTRUMENTS(0.64%)
 Camtek /1/                                           22,564               114,851
 Densei-Lambda                                        14,420               187,187
                                                                           302,038
ENERGY-ALTERNATE SOURCES(1.38%)
 Grupo Auxiliar Metalurgico /1/                       30,550               649,177
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES(3.54%)
 Fugro                                                 2,044               113,864
 JGC                                                  83,000               692,110
 Kyowa Exeo                                           61,000               497,410
 Takuma                                               35,800               358,804
                                                                         1,662,188
FINANCE-INVESTMENT BANKER & BROKER(2.46%)
 D Carnegie                                           19,480               222,800
 Kempen                                                5,400               379,446
 Van Der Moolen Holding                               21,160               553,544
                                                                         1,155,790
                                                    Shares
                                                     Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-LEASING COMPANY(0.70%)
                                                                        $
 Grenkeleasing /1/                                    13,100               327,169
FINANCE-OTHER SERVICES(0.95%)
 Aberdeen Asset Management                            61,929               448,549
HOTELS & MOTELS(0.58%)
 Hotel Shilla                                         45,980               271,885
HUMAN RESOURCES(2.40%)
 Creyf's                                              15,320               291,823
 DIS Deutsche Industrie Service
  Aktiengesellschaft                                   8,704               243,171
 Michael Page International /1/                      127,700               262,769
 United Services Group                                19,260               331,817
                                                                         1,129,580
INSTRUMENTS-SCIENTIFIC(2.94%)
 Card Guard Scientific Survival /1/                    8,320               462,865
 Leica Geosystems /1/                                  3,200               916,829
                                                                         1,379,694
INSURANCE BROKERS(0.83%)
 Jardine Lloyd Thompson Group                         57,157               389,870
INVESTMENT COMPANIES(0.58%)
 Macquarie Infrastructure Group                      171,500               271,003
INVESTMENT MANAGEMENT & ADVISORY SERVICES(0.97%)
 CI Fund Management /1/                               51,900               457,591
LEISURE & RECREATION PRODUCTS(0.48%)
 Ferretti /1/                                         69,700               226,591
LIFE & HEALTH INSURANCE(2.05%)
 Industrial-Alliance Life Insurance /1/               38,100               962,819
MACHINERY-CONSTRUCTION & MINING(1.06%)
 Palfinger                                            16,113               498,043
MACHINERY-GENERAL INDUSTRY(1.12%)
 Pinguely-Haulotte                                    32,318               526,688
MACHINERY-PRINT TRADE(0.41%)
 Technotrans                                           2,054               193,020
MEDICAL INSTRUMENTS(0.85%)
 Colin                                                 3,400               400,738
MEDICAL LABORATORY & TESTING SERVICE(1.40%)
 Unilabs                                                 792               656,512
MEDICAL LASER SYSTEMS(1.54%)
 ESC Medical Systems /1/                              25,019               721,798
MEDICAL PRODUCTS(0.51%)
 Cochlear                                             12,110               239,970
MEDICAL-BIOMEDICAL/GENE(1.52%)
 Novozymes                                            19,595               408,892
 PerBio Science /1/                                   24,540               305,471
                                                                           714,363
MEDICAL-DRUGS(2.14%)
 Biovail /1/                                          17,630               766,905
                                                    Shares
                                                     Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS(CONTINUED)
                                                                        $
 Sanochemia Pharmazeutika /1/                          9,470               236,510
                                                                         1,003,415
MEDICAL-OUTPATIENT & HOME MEDICAL CARE(0.40%)
 LVL Medical                                           5,759               190,147
METAL-DIVERSIFIED(0.48%)
 Outokumpu                                            27,600               223,147
MISCELLANEOUS MANUFACTURERS(0.00%)
 YBM Magnex International /1/                         13,300                     -
MULTIMEDIA(0.46%)
 Eyretel /1/                                         246,890               215,280
OFFICE SUPPLIES & FORMS(0.95%)
 Corporate Express Australia                         192,414               446,789
OIL COMPANY-EXPLORATION & PRODUCTION(0.95%)
 Compton Petroleum /1/                                84,220               243,077
 Rio Alto Exploration /1/                             11,650               201,516
                                                                           444,593
OIL COMPANY-INTEGRATED(0.39%)
 Fred. Olsen Energy /1/                               24,000               182,528
OIL-FIELD SERVICES(1.52%)
 Coflexip Stena Offshore                               2,690               405,141
 Farstad Shipping                                     35,600               150,629
 Smedvig                                              17,350               157,972
                                                                           713,742
OPTICAL RECOGNITION EQUIPMENT(0.91%)
 Creo Products /1/                                    23,317               428,800
PAPER & RELATED PRODUCTS(1.66%)
 Assidoman                                            23,200               481,673
 Holmen                                               15,020               299,423
                                                                           781,096
POWER CONVERTER & SUPPLY EQUIPMENT(1.64%)
 NEG Micon                                            17,010               771,800
PROTECTION-SAFETY(0.51%)
 Kidde /1/                                           212,200               240,989
QUARRYING(0.53%)
 Brandrill                                           272,423               249,153
REAL ESTATE MANAGEMENT/SERVICES(0.93%)
 Regus /1/                                           194,900               438,572
REAL ESTATE OPERATOR & DEVELOPER(1.33%)
 Green Property                                       94,390               623,302
RENTAL AUTO & EQUIPMENT(1.00%)
 Ashtead Group                                       313,400               469,856
RESPIRATORY PRODUCTS(0.75%)
 Resmed /1/                                           67,010               353,348
RETAIL-APPAREL & SHOE(0.68%)
 Cortefiel                                            22,655               318,383
                                                    Shares
                                                     Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-COMPUTER EQUIPMENT(0.74%)
                                                                        $
 Electronics Boutique                                230,260               345,697
RETAIL-MAJOR DEPARTMENT STORE(0.71%)
 Shinsegae Department Store                            4,600               332,487
SEMICONDUCTOR EQUIPMENT(1.95%)
 ASE Test /1/                                         39,300               502,647
 BE Semiconductor                                     41,080               271,271
 SEZ Holding                                           2,400               144,200
                                                                           918,118
TELECOMMUNICATION EQUIPMENT(0.92%)
 Tandberg Television                                  50,252               433,321
TEXTILE-PRODUCTS(0.95%)
 Texwinca Holdings                                 1,163,808               443,894
TOBACCO(0.37%)
 Austria Tabakwerke                                    2,460               171,817
TRAVEL SERVICES(2.15%)
 Airtours                                            147,390               591,811
 First Choice Holidays                               106,650               223,489
 Kuoni Reisen Holding                                    506               195,925
                                                                         1,011,225
WATER(0.51%)
 Kelda Group                                          43,320               237,608
WATER TREATMENT SYSTEMS(0.65%)
 Wedeco AG Water Technology /1/                        9,080               303,642
                                        TOTAL COMMON STOCKS             44,080,938

                                                    Shares
                                                     Held                 Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (0.45%)
APPAREL MANUFACTURERS(0.45%)
 Hugo Boss                                               759               212,048
                                     TOTAL PREFERRED STOCKS                212,048


See accompanying notes.

                         INTERNATIONAL SMALLCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                         INTERNATIONAL SMALLCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)



                                           Principal
                                             Amount                Value
---------------------------------------------------------------------------------
COMMERCIAL PAPER (5.56%)
ASSET BACKED SECURITIES (2.92%)
 Quincy Capital                            10,000,000
                                                                 $
  4.22%; 07/02/01                          $1,370,000            1,369,679
DIVERSIFIED FINANCIAL SERVICES (2.64%)
 John Deere Capital                        10,000,000
  3.73%; 07/05/01                          1,240,000             1,239,358
                              TOTAL COMMERCIAL PAPER             2,609,037
                                                                 ---------


            TOTAL PORTFOLIO INVESTMENTS (99.84%)             46,902,023
CASH AND RECEIVABLES, NET OF LIABILITIES (0.16%)             76,952
                      TOTAL NET ASSETS (100.00%)             $46,978,975
                                                             -------------


/1 /Non-income producing security


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  5,338,612             11.38%
 Austria                      906,370              1.93
 Belgium                      291,823              0.62
 Canada                     4,723,031             10.07
 Denmark                    1,180,692              2.52
 Finland                      223,147              0.48
 France                     1,255,075              2.68
 Germany                    2,050,472              4.37
 Hong Kong                  2,280,919              4.86
 Ireland                    2,388,889              5.09
 Israel                     1,299,514              2.77
 Italy                        226,591              0.48
 Japan                      3,380,853              7.21
 Korea                      1,320,064              2.82
 Netherlands                1,649,942              3.52
 New Zealand                  625,845              1.34
 Norway                     1,183,209              2.52
 Spain                      1,428,325              3.05
 Sweden                     1,309,366              2.79
 Switzerland                2,252,739              4.80
 Taiwan                       502,647              1.07
 United Kingdom             7,354,609             15.68
 United States              3,729,289              7.95
             TOTAL        $46,902,023            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            LARGECAP GROWTH ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                 Shares
                                                  Held              Value
---------------------------------------------------------------------------------
COMMON STOCKS (91.77%)
AEROSPACE & DEFENSE (2.11%)
                                                                   $
 Boeing                                           3,700            205,720
APPLICATIONS SOFTWARE (4.48%)
 Microsoft /1/                                    3,375            246,375
 Siebel Systems /1/                               4,055            190,179
                                                                   436,554
BREWERY (1.40%)
 Anheuser-Busch                                   3,325            136,990
BROADCASTING SERVICES & PROGRAMMING (2.96%)
 AT&T - Liberty Media /1/                        14,600            255,354
 Cablevision Systems /1/                          1,275             32,895
                                                                   288,249
CABLE TV (6.54%)
 Cablevision Systems /1/                          3,225            188,662
 Comcast                                         10,355            449,407
                                                                   638,069
CASINO HOTELS (1.58%)
 MGM Mirage                                       5,155            154,444
CELLULAR TELECOMMUNICATIONS (1.12%)
 Sprint /1/                                       2,730             65,929
 Vodafone Group                                   1,950             43,583
                                                                   109,512
COMPUTERS-MEMORY DEVICES (2.37%)
 EMC                                              7,955            231,093
COSMETICS & TOILETRIES (1.47%)
 Colgate-Palmolive                                2,425            143,051
DIVERSIFIED FINANCIAL SERVICES (4.95%)
 Citigroup                                        9,131            482,482
DIVERSIFIED MANUFACTURING OPERATIONS (4.69%)
 General Electric                                 9,375            457,031
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.26%)
 Flextronics International /1/                    8,440            220,368
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.97%)
 Advanced Micro Devices /1/                       3,440             99,347
 Texas Instruments                                6,030            189,945
                                                                   289,292
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (1.00%)
 Fluor                                            2,155             97,298
ENTERPRISE SOFTWARE/SERVICE (1.69%)
 Oracle /1/                                       8,670            164,730
FIDUCIARY BANKS (2.99%)
 Bank of New York                                 6,075            291,600
FINANCE-INVESTMENT BANKER & BROKER (1.45%)
 Morgan Stanley Dean Witter                       2,205            141,627
FINANCE-MORTGAGE LOAN/BANKER (3.82%)
 Federal National Mortgage Association            4,380            372,957
                                                 Shares
                                                  Held              Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IDENTIFICATION SYSTEM/DEVELOPMENT (0.51%)
                                                                   $
 Symbol Technologies                              2,235             49,617
INSTRUMENTS-SCIENTIFIC (0.39%)
 Applied Biosystems Group                         1,430             38,253
INTERNET BROKERS (1.10%)
 Charles Schwab                                   7,025            107,483
MEDICAL-BIOMEDICAL/GENE (3.00%)
 Genentech /1/                                    5,300            292,030
MEDICAL-DRUGS (5.33%)
 Bristol-Myers Squibb                             2,490            130,227
 Pfizer                                           7,506            300,615
 Schering-Plough                                  2,440             88,426
                                                                   519,268
MOTION PICTURES & SERVICES (0.97%)
 Metro-Goldwyn-Mayer /1/                          4,160             94,224
MULTIMEDIA (8.67%)
 AOL Time Warner /1/                              8,475            449,175
 Viacom /1/                                       7,650            395,887
                                                                   845,062
OIL COMPANY-EXPLORATION & PRODUCTION (3.02%)
 Anadarko Petroleum                               5,450            294,464
OIL COMPANY-INTEGRATED (1.61%)
 Exxon Mobil                                      1,800            157,230
PIPELINES (1.23%)
 Enron                                            2,450            120,050
RETAIL-BUILDING PRODUCTS (0.93%)
 Home Depot                                       1,942             90,400
RETAIL-DISCOUNT (1.37%)
 Wal-Mart Stores                                  2,745            133,956
SATELLITE TELECOM (1.41%)
 Hughes Electronics                               6,800            137,700
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.42%)
 Linear Technology                                7,550            333,861
SEMICONDUCTOR EQUIPMENT (4.08%)
 Applied Materials /1/                            4,400            216,040
 ASM Lithography Holding /1/                      8,150            181,338
                                                                   397,378
TELECOMMUNICATION EQUIPMENT (3.01%)
 Nokia                                           13,300            293,132




                                             Shares

                                              Held               Value

-------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

TELEPHONE-INTEGRATED (1.87%)

 Qwest Communications International /1/       5,730              182,615
                               TOTAL COMMON STOCKS             8,947,790
                                                               ---------



              TOTAL PORTFOLIO INVESTMENTS (91.77%)             8,947,790

CASH AND RECEIVABLES, NET OF LIABILITIES (8.23%)             802,770
                      TOTAL NET ASSETS (100.00%)             $9,750,560
                                                             ------------

See accompanying notes.

                            LARGECAP GROWTH ACCOUNT
                           JUNE 30, 2001 (UNAUDITED)

/1 /Non-income producing security
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                              Shares
                                               Held               Value
---------------------------------------------------------------------------------
COMMON STOCKS (94.62%)
APPLICATIONS SOFTWARE (3.67%)
                                                                $
 Microsoft /1/                                 2,250               164,250
CABLE TV (3.28%)
 Comcast                                       3,380               146,692
COMMERCIAL SERVICE-FINANCE (3.83%)
 Concord EFS /1/                               3,290               171,113
COMPUTER SERVICES (2.96%)
 Electronic Data Systems                       2,120               132,500
COMPUTERS-INTEGRATED SYSTEMS (3.27%)
 Brocade Communications System /1/             3,320               146,047
DATA PROCESSING & MANAGEMENT (7.79%)
 Automatic Data Processing                     3,310               164,507
 First Data                                    2,860               183,755
                                                                   348,262
DIVERSIFIED FINANCIAL SERVICES (5.24%)
 Citigroup                                     4,430               234,081
DIVERSIFIED MANUFACTURING OPERATIONS (4.25%)
 General Electric                              3,900               190,125
E-COMMERCE/SERVICES (3.75%)
 eBay                                          2,450               167,800
ENTERPRISE SOFTWARE/SERVICE (3.95%)
 Peoplesoft /1/                                3,590               176,736
FINANCE-MORTGAGE LOAN/BANKER (2.50%)
 Federal Home Loan Mortgage                    1,597               111,790
MEDICAL-BIOMEDICAL/GENE (3.75%)
 Amgen /1/                                     2,760               167,477
MEDICAL-DRUGS (10.02%)
 Allergan                                      1,962               167,751
 King Pharmaceuticals /1/                      2,450               131,687
 Pfizer                                        3,715               148,786
                                                                   448,224
MEDICAL-WHOLESALE DRUG DISTRIBUTION (3.33%)
 Cardinal Health                               2,155               148,695
MULTI-LINE INSURANCE (5.50%)
 American International Group                  2,860               245,960
MULTIMEDIA (2.82%)
 AOL Time Warner /1/                           2,380               126,140
PIPELINES (1.85%)
 Dynegy                                        1,780                82,770
RETAIL-BEDDING (3.05%)
 Bed Bath & Beyond /1/                         4,370               136,344
RETAIL-BUILDING PRODUCTS (2.78%)
 Home Depot                                    2,670               124,288
RETAIL-REGIONAL DEPARTMENT STORE (5.10%)
 Kohls /1/                                     3,635               228,024
                                              Shares
                                               Held               Value
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS/THRIFTS (1.73%)
                                                                $
 Washington Mutual                             2,058                77,278
SEMICONDUCTOR EQUIPMENT (5.31%)
 Applied Materials /1/                         2,520               123,732
 Novellus Systems /1/                          2,000               113,580
                                                                   237,312
TELECOMMUNICATION SERVICES (2.57%)
 Amdocs /1/                                    2,130               114,701
TELEPHONE-INTEGRATED (2.32%)
 COX Communications /1/                        2,340               103,662
                                TOTAL COMMON STOCKS              4,230,271
                                                                ----------

               TOTAL PORTFOLIO INVESTMENTS (94.62%)              4,230,271
CASH AND RECEIVABLES, NET OF LIABILITIES (5.38%)                   240,727
                         TOTAL NET ASSETS (100.00%)             $4,470,998
                                                                ------------



/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (96.39%)
ADVERTISING AGENCIES (0.22%)
                                                                       $
 Interpublic Group                                    1,856                54,474
 Omnicom Group                                        1,084                93,224
                                                                          147,698
AEROSPACE & DEFENSE (0.57%)
 Boeing                                               5,106               283,894
 Northrop Grumman                                       499                39,970
 Raytheon                                             2,081                55,250
                                                                          379,114
AEROSPACE & DEFENSE EQUIPMENT (0.61%)
 B.F. Goodrich                                          603                22,902
 General Dynamics                                     1,176                91,505
 Lockheed Martin                                      2,542                94,181
 United Technologies                                  2,755               201,831
                                                                          410,419
AIRLINES (0.23%)
 AMR                                                    900                32,517
 Delta Air Lines                                        722                31,826
 Southwest Airlines                                   4,458                82,428
 US Airways Group                                       393                 9,550
                                                                          156,321
APPAREL MANUFACTURERS (0.06%)
 Liz Claiborne                                          307                15,488
 VF                                                     656                23,865
                                                                           39,353
APPLIANCES (0.06%)
 Maytag                                                 445                13,021
 Whirlpool                                              390                24,375
                                                                           37,396
APPLICATIONS SOFTWARE (3.87%)
 Citrix Systems /1/                                   1,081                37,727
 Compuware /1/                                        2,159                30,204
 Intuit /1/                                           1,221                48,828
 Mercury Interactive /1/                                484                28,992
 Microsoft /1/                                       31,503             2,299,719
 Parametric Technology /1/                            1,546                21,628
 Siebel Systems /1/                                   2,652               124,379
                                                                        2,591,477
ATHLETIC FOOTWEAR (0.12%)
 Nike                                                 1,587                66,638
 Reebok International                                   343                10,959
                                                                           77,597
AUTO-CARS & LIGHT TRUCKS (0.70%)
 Ford Motor                                          10,709               262,906
 General Motors                                       3,211               206,628
                                                                          469,534
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.05%)
 Navistar International                                 347                 9,761
 Paccar                                                 448                23,036
                                                                           32,797
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.17%)
 Dana                                                   868                20,259
 Delphi Automotive Systems                            3,277                52,203
 TRW                                                    730                29,930
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
                                                                       $
 Visteon                                                769                14,134
                                                                          116,526
BEVERAGES-NON-ALCOHOLIC (1.65%)
 Coca-Cola                                           14,559               655,155
 Coca-Cola Enterprises                                2,460                40,221
 Pepsi Bottling Group                                   842                33,764
 Pepsico                                              8,569               378,750
                                                                        1,107,890
BEVERAGES-WINE & SPIRITS (0.04%)
 Brown-Forman                                           401                25,640
BREWERY (0.34%)
 Adolph Coors                                           218                10,939
 Anheuser-Busch                                       5,254               216,465
                                                                          227,404
BROADCASTING SERVICES & PROGRAMMING (0.32%)
 Clear Channel Communications /1/                     3,439               215,625
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.15%)
 Masco                                                2,692                67,192
 Vulcan Materials                                       593                31,874
                                                                           99,066
BUILDING-MAINTENANCE & SERVICE (0.05%)
 Ecolab                                                 746                30,564
BUILDING-RESIDENTIAL & COMMERCIAL (0.05%)
 Centex                                                 348                14,181
 KB Home                                                258                 7,784
 Pulte                                                  247                10,529
                                                                           32,494
CABLE TV (0.36%)
 Comcast                                              5,531               240,045
CASINO HOTELS (0.04%)
 Harrah's Entertainment /1/                             685                24,181
CELLULAR TELECOMMUNICATIONS (0.31%)
 Nextel Communications /1/                            4,472                78,260
 Sprint /1/                                           5,484               132,439
                                                                          210,699
CHEMICALS-DIVERSIFIED (0.85%)
 Dow Chemical                                         5,254               174,696
 E.I. Du Pont de Nemours                              6,104               294,457
 Hercules                                               630                 7,119
 PPG Industries                                         986                51,834
 Rohm & Haas                                          1,289                42,408
                                                                          570,514
CHEMICALS-SPECIALTY (0.12%)
 Ashland                                                407                16,321
 Eastman Chemical                                       450                21,433
 Engelhard                                              765                19,729
 Great Lakes Chemical                                   294                 9,070
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                       $
 Sigma-Aldrich                                          443                17,109
                                                                           83,662
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                    1,120                34,563
COATINGS & PAINT (0.03%)
 Sherwin-Williams                                       917                20,357
COMMERCIAL BANKS (0.46%)
 Amsouth Bancorp.                                     2,168                40,086
 BB&T                                                 2,384                87,493
 Regions Financial                                    1,332                42,624
 SouthTrust                                           1,987                51,662
 Synovus Financial                                    1,698                53,283
 Zions Bancorp.                                         536                31,624
                                                                          306,772
COMMERCIAL SERVICE-FINANCE (0.39%)
 Concord EFS /1/                                      1,278                66,469
 Deluxe                                                 414                11,964
 Equifax                                                838                30,738
 H&R Block                                              535                34,534
 Moody's                                                922                30,887
 Paychex                                              2,185                87,400
                                                                          261,992
COMMERCIAL SERVICES (0.07%)
 Convergys /1/                                        1,000                30,250
 Quintiles Transnational /1/                            683                17,246
                                                                           47,496
COMPUTER AIDED DESIGN (0.02%)
 Autodesk                                               315                11,750
COMPUTER SERVICES (0.35%)
 Computer Sciences /1/                                  989                34,219
 Electronic Data Systems                              2,739               171,188
 Unisys                                               1,851                27,228
                                                                          232,635
COMPUTERS (3.62%)
 Apple Computer                                       2,043                47,500
 Compaq Computer                                      9,886               153,134
 Dell Computer /1/                                   15,225               398,134
 Gateway /1/                                          1,895                31,173
 Hewlett-Packard                                     11,372               325,239
 International Business Machines                     10,170             1,149,210
 Palm /1/                                             3,325                20,183
 Sun Microsystems /1/                                19,063               299,670
                                                                        2,424,243
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR /1/                                                565                26,555
COMPUTERS-MEMORY DEVICES (0.79%)
 EMC                                                 12,917               375,239
 Veritas Software /1/                                 2,326               154,749
                                                                          529,988
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.08%)
                                                                       $
 Lexmark International /1/                              751                50,505
CONSUMER PRODUCTS-MISCELLANEOUS (0.14%)
 American Greetings                                     372                 4,092
 Clorox                                               1,386                46,916
 Fortune Brands                                         895                34,332
 Tupperware                                             337                 7,896
                                                                           93,236
CONTAINERS-METAL & GLASS (0.01%)
 Ball                                                   161                 7,657
CONTAINERS-PAPER & PLASTIC (0.06%)
 Bemis                                                  311                12,493
 Pactiv /1/                                             927                12,422
 Sealed Air /1/                                         490                18,252
                                                                           43,167
COSMETICS & TOILETRIES (1.68%)
 Alberto-Culver                                         330                13,873
 Avon Products                                        1,389                64,283
 Colgate-Palmolive                                    3,284               193,723
 Gillette                                             6,172               178,926
 International Flavors & Fragrances                     561                14,098
 Kimberly-Clark                                       3,115               174,129
 Procter & Gamble                                     7,581               483,668
                                                                        1,122,700
CRUISE LINES (0.16%)
 Carnival                                             3,423               105,086
DATA PROCESSING & MANAGEMENT (0.56%)
 Automatic Data Processing                            3,654               181,604
 First Data                                           2,293               147,325
 Fiserv /1/                                             728                46,577
                                                                          375,506
DISPOSABLE MEDICAL PRODUCTS (0.03%)
 C.R. Bard                                              297                16,914
DISTRIBUTION/WHOLESALE (0.08%)
 Genuine Parts                                        1,007                31,720
 W.W. Grainger                                          556                22,885
                                                                           54,605
DIVERSIFIED FINANCIAL SERVICES (2.32%)
 Citigroup                                           29,434             1,555,293
DIVERSIFIED MANUFACTURING OPERATIONS (6.26%)
 Cooper Industries                                      547                21,656
 Crane                                                  349                10,819
 Danaher                                                833                46,648
 Eaton                                                  403                28,250
 FMC                                                    182                12,478
 General Electric                                    58,142             2,834,422
 Honeywell International                              4,737               165,747
 Illinois Tool Works                                  1,779               112,611
 ITT Industries                                         515                22,789
 Minnesota Mining & Manufacturing                     2,317               264,370
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                       $
 National Service Industries                            240                 5,417
 Textron                                                825                45,408
 Tyco International                                  11,336               617,812
                                                                        4,188,427
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.14%)
 Cendant /1/                                          4,986                97,227
E-COMMERCE/SERVICES (0.06%)
 TMP Worldwide /1/                                      624                37,440
E-SERVICES/CONSULTING (0.01%)
 Sapient /1/                                            712                 6,942
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                     2,508               151,734
 Molex                                                1,146                41,863
                                                                          193,597
ELECTRIC-GENERATION (0.20%)
 AES                                                  3,114               134,058
ELECTRIC-INTEGRATED (2.19%)
 Allegheny Energy                                       730                35,223
 Ameren                                                 805                34,374
 American Electric Power                              1,886                87,077
 Cinergy                                                933                32,608
 CMS Energy                                             773                21,528
 Consolidated Edison                                  1,243                49,471
 Constellation Energy Group                             958                40,811
 Dominion Resources                                   1,448                87,068
 DTE Energy                                             965                44,815
 Duke Energy                                          4,518               176,247
 Edison International                                 1,912                21,319
 Entergy                                              1,292                49,600
 Exelon                                               1,877               120,353
 FirstEnergy                                          1,311                42,162
 FPL Group                                            1,029                61,956
 GPU                                                    699                24,570
 Niagara Mohawk Holdings                                941                16,646
 NiSource                                             1,209                33,042
 PG&E                                                 2,272                25,446
 Pinnacle West Capital                                  496                23,510
 PPL                                                    853                46,915
 Progress Energy                                      1,205                54,129
 Public Service Enterprise Group                      1,217                59,511
 Reliant Energy                                       1,741                56,078
 Southern                                             4,010                93,232
 TXU                                                  1,504                72,478
 XCEL Energy                                          2,009                57,156
                                                                        1,467,325
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                          460                 7,654
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.17%)
 Sanmina /1/                                          1,871                43,800
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                       $
 Solectron /1/                                        3,824                69,979
                                                                          113,779
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.03%)
 Advanced Micro Devices /1/                           2,013                58,135
 Altera /1/                                           2,264                65,656
 Applied Micro Circuits /1/                           1,759                30,255
 Broadcom /1/                                         1,522                65,081
 Conexant Systems /1/                                 1,446                12,942
 Intel                                               39,364             1,151,397
 LSI Logic /1/                                        2,115                39,762
 Micron Technology                                    3,490               143,439
 National Semiconductor /1/                           1,015                29,557
 QLogic /1/                                             539                34,739
 Texas Instruments                                   10,161               320,071
 Xilinx /1/                                           1,947                80,294
                                                                        2,031,328
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts                                         339                 7,482
ELECTRONIC FORMS (0.10%)
 Adobe Systems                                        1,400                65,800
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Agilent Technologies /1/                             2,677                87,003
 Tektronix                                              549                14,905
                                                                          101,908
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                  464                20,950
ENGINES-INTERNAL COMBUSTION (0.01%)
 Cummins Engine                                         242                 9,365
ENTERPRISE SOFTWARE/SERVICE (1.30%)
 BMC Software /1/                                     1,429                32,210
 Computer Associates International                    3,373               121,428
 Novell /1/                                           1,864                10,606
 Oracle /1/                                          32,858               624,302
 Peoplesoft /1/                                       1,721                84,725
                                                                          873,271
FIDUCIARY BANKS (0.76%)
 Bank of New York                                     4,305               206,640
 Mellon Financial                                     2,793               128,478
 Northern Trust                                       1,303                81,438
 State Street                                         1,905                94,278
                                                                          510,834
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                   720                16,942
FINANCE-CONSUMER LOANS (0.37%)
 Household International                              2,715               181,090
 USA Education                                          954                69,642
                                                                          250,732
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (0.95%)
                                                                       $
 American Express                                     7,744               300,467
 Capital One Financial                                1,220                73,200
 MBNA                                                 4,986               164,289
 Providian Financial                                  1,671                98,923
                                                                          636,879
FINANCE-INVESTMENT BANKER & BROKER (1.28%)
 Bear Stearns                                           615                36,267
 Lehman Brothers Holdings                             1,443               112,193
 Merrill Lynch                                        4,913               291,095
 Morgan Stanley Dean Witter                           6,514               418,394
                                                                          857,949
FINANCE-MORTGAGE LOAN/BANKER (1.22%)
 Countrywide Credit Industries                          693                31,795
 Federal Home Loan Mortgage                           4,054               283,780
 Federal National Mortgage Association                5,855               498,553
                                                                          814,128
FINANCIAL GUARANTEE INSURANCE (0.19%)
 AMBAC Financial Group                                  618                35,967
 MBIA                                                   868                48,330
 MGIC Investment                                        626                45,473
                                                                          129,770
FOOD (0.07%)
 Archer-Daniels-Midland                               3,700                48,100
FOOD-CONFECTIONERY (0.17%)
 Hershey Foods                                          799                49,306
 Wm. Wrigley Jr.                                      1,322                61,936
                                                                          111,242
FOOD-MISCELLANEOUS/DIVERSIFIED (1.14%)
 Campbell Soup                                        2,390                61,542
 Conagra Foods                                        3,144                62,283
 General Mills                                        1,665                72,894
 H.J. Heinz                                           2,040                83,416
 Kellogg                                              2,376                68,904
 Quaker Oats                                            774                70,627
 Ralston Purina Group                                 1,817                54,546
 Sara Lee                                             4,604                87,200
 Unilever                                             3,346               199,321
                                                                          760,733
FOOD-RETAIL (0.53%)
 Albertson's                                          2,371                71,106
 Kroger                                               4,745               118,625
 Safeway /1/                                          2,958               141,984
 Winn-Dixie Stores                                      824                21,531
                                                                          353,246
FOOD-WHOLESALE/DISTRIBUTION (0.18%)
 Supervalu                                              777                13,636
 Sysco                                                3,937               106,890
                                                                          120,526
GAS-DISTRIBUTION (0.13%)
 KeySpan                                                804                29,330
 Nicor                                                  267                10,408
 Oneok                                                  348                 6,856
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
                                                                       $
 Peoples Energy                                         207                 8,321
 Sempra Energy                                        1,206                32,972
                                                                           87,887
GOLD MINING (0.13%)
 Barrick Gold                                         2,323                35,193
 Homestake Mining                                     1,544                11,966
 Newmont Mining                                       1,144                21,290
 Placer Dome                                          1,922                18,836
                                                                           87,285
HEALTH CARE COST CONTAINMENT (0.09%)
 McKesson HBOC                                        1,667                61,879
HOME DECORATION PRODUCTS (0.06%)
 Newell Rubbermaid                                    1,564                39,256
HOME FURNISHINGS (0.04%)
 Leggett & Platt                                      1,151                25,357
HOTELS & MOTELS (0.20%)
 Hilton Hotels                                        2,163                25,091
 Marriott International                               1,427                67,554
 Starwood Hotels & Resorts Worldwide                  1,163                43,357
                                                                          136,002
HUMAN RESOURCES (0.04%)
 Robert Half International                            1,027                25,562
IDENTIFICATION SYSTEM/DEVELOPMENT (0.04%)
 Symbol Technologies                                  1,326                29,437
INDEPENDENT POWER PRODUCER (0.20%)
 Calpine /1/                                          1,748                66,075
 Mirant /1/                                           1,988                68,387
                                                                          134,462
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 Rockwell International                               1,069                40,750
INDUSTRIAL GASES (0.16%)
 Air Products & Chemicals                             1,334                61,030
 Praxair                                                940                44,180
                                                                          105,210
INSTRUMENTS-CONTROLS (0.13%)
 Johnson Controls                                       508                36,815
 Parker Hannifin                                        684                29,029
 Thermo Electron /1/                                  1,061                23,363
                                                                           89,207
INSTRUMENTS-SCIENTIFIC (0.10%)
 Applied Biosystems Group                             1,237                33,090
 Millipore                                              276                17,106
 PerkinElmer                                            591                16,270
                                                                           66,466
INSURANCE BROKERS (0.32%)
 AON                                                  1,533                53,655
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (CONTINUED)
                                                                       $
 Marsh & McLennan                                     1,613               162,913
                                                                          216,568
INTERNET APPLICATION SOFTWARE (0.01%)
 BroadVision /1/                                      1,601                 8,005
INTERNET BROKERS (0.19%)
 Charles Schwab                                       8,113               124,129
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.21%)
 Franklin Resources                                   1,550                70,943
 Stilwell Financial                                   1,284                43,091
 T Rowe Price Group                                     720                26,921
                                                                          140,955
LEISURE & RECREATION PRODUCTS (0.02%)
 Brunswick                                              512                12,303
LIFE & HEALTH INSURANCE (0.88%)
 Aflac                                                3,078                96,926
 American General                                     2,921               135,680
 Cigna                                                  877                84,034
 Conseco                                              1,977                26,986
 Jefferson-Pilot                                        890                43,005
 John Hancock Financial Services                      1,814                73,032
 Lincoln National                                     1,099                56,873
 Torchmark                                              734                29,514
 UnumProvident                                        1,413                45,386
                                                                          591,436
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                 990                45,787
MACHINERY-CONSTRUCTION & MINING (0.15%)
 Caterpillar                                          2,009               100,550
MACHINERY-FARM (0.08%)
 Deere                                                1,374                52,006
MACHINERY-GENERAL INDUSTRY (0.13%)
 Dover                                                1,192                44,879
 Ingersoll-Rand                                         936                38,563
 McDermott International                                354                 4,124
                                                                           87,566
MEDICAL INFORMATION SYSTEM (0.07%)
 IMS Health                                           1,724                49,134
MEDICAL INSTRUMENTS (0.76%)
 Biomet                                               1,048                50,367
 Boston Scientific /1/                                2,350                39,950
 Guidant                                              1,797                64,692
 Medtronic                                            7,075               325,521
 St. Jude Medical                                       502                30,120
                                                                          510,650
MEDICAL PRODUCTS (1.75%)
 Baxter International                                 3,467               169,883
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                       $
 Becton Dickinson                                     1,508                53,971
 Johnson & Johnson                                   17,725               886,251
 Stryker                                              1,148                62,968
                                                                        1,173,073
MEDICAL-BIOMEDICAL/GENE (0.71%)
 Amgen /1/                                            6,106               370,512
 Biogen /1/                                             870                47,293
 Chiron /1/                                           1,111                56,661
                                                                          474,466
MEDICAL-DRUGS (7.27%)
 Abbott Laboratories                                  9,066               435,259
 Allergan                                               770                65,835
 American Home Products                               7,693               449,579
 Bristol-Myers Squibb                                11,376               594,965
 Eli Lilly                                            6,578               486,772
 Forest Laboratories /1/                              1,031                73,201
 King Pharmaceuticals /1/                             1,003                53,911
 Medimmune /1/                                        1,244                58,717
 Merck                                               13,422               857,800
 Pfizer                                              36,951             1,479,887
 Schering-Plough                                      8,564               310,359
                                                                        4,866,285
MEDICAL-GENERIC DRUGS (0.06%)
 Watson Pharmaceutical /1/                              620                38,217
MEDICAL-HMO (0.27%)
 Aetna /1/                                              834                21,576
 Humana                                                 992                 9,771
 UnitedHealth Group                                   1,857               114,670
 Wellpoint Health Networks /1/                          371                34,963
                                                                          180,980
MEDICAL-HOSPITALS (0.36%)
 HCA - The Healthcare Company                         3,146               142,168
 Tenet Healthcare /1/                                 1,898                97,918
                                                                          240,086
MEDICAL-NURSING HOMES (0.03%)
 Manor Care /1/                                         602                19,114
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.27%)
 Cardinal Health                                      2,610               180,090
METAL PROCESSORS & FABRICATION (0.02%)
 Timken                                                 352                 5,963
 Worthington Industries                                 500                 6,800
                                                                           12,763
METAL-ALUMINUM (0.41%)
 Alcan                                                1,869                78,535
 Alcoa                                                5,052               199,049
                                                                          277,584
METAL-COPPER (0.03%)
 Phelps Dodge                                           461                19,132
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (0.04%)
                                                                       $
 Freeport-McMoran Copper & Gold                         842                 9,304
 Inco                                                 1,066                18,399
                                                                           27,703
MONEY CENTER BANKS (1.91%)
 Bank of America                                      9,382               563,202
 First Union                                          5,744               200,695
 JP Morgan Chase                                     11,620               518,252
                                                                        1,282,149
MOTORCYCLE & MOTOR SCOOTER (0.12%)
 Harley-Davidson                                      1,770                83,332
MULTI-LINE INSURANCE (2.67%)
 Allstate                                             4,240               186,518
 American International Group                        13,644             1,173,384
 Cincinnati Financial                                   941                37,169
 Hartford Financial Services                          1,386                94,802
 Loews                                                1,155                74,417
 MetLife                                              4,388               135,940
 Safeco                                                 749                22,096
 St. Paul                                             1,255                63,616
                                                                        1,787,942
MULTIMEDIA (3.67%)
 AOL Time Warner /1/                                 25,934             1,374,502
 Gannett                                              1,549               102,079
 McGraw-Hill                                          1,143                75,609
 Meredith                                               292                10,457
 Viacom /1/                                          10,420               539,235
 Walt Disney                                         12,233               353,411
                                                                        2,455,293
NETWORKING PRODUCTS (1.43%)
 Cabletron Systems /1/                                1,105                25,249
 Cisco Systems /1/                                   42,840               779,688
 Lucent Technologies                                 19,935               123,597
 Network Appliance /1/                                1,905                26,099
                                                                          954,633
NON-HAZARDOUS WASTE DISPOSAL (0.20%)
 Allied Waste Industries /1/                          1,154                21,557
 Waste Management                                     3,661               112,832
                                                                          134,389
OFFICE AUTOMATION & EQUIPMENT (0.15%)
 Pitney Bowes                                         1,445                60,863
 Xerox                                                4,064                38,893
                                                                           99,756
OFFICE SUPPLIES & FORMS (0.05%)
 Avery Dennison                                         645                32,927
OIL & GAS DRILLING (0.22%)
 Nabors Industries /1/                                  862                32,067
 Noble Drilling /1/                                     785                25,709
 Rowan                                                  553                12,221
 Transocean Sedco Forex                               1,861                76,766
                                                                          146,763
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (0.40%)
                                                                       $
 Anadarko Petroleum                                   1,467                79,262
 Apache                                                 734                37,251
 Burlington Resources                                 1,238                49,458
 Devon Energy                                           758                39,795
 EOG Resources                                          679                24,138
 Kerr-McGee                                             555                36,780
                                                                          266,684
OIL COMPANY-INTEGRATED (5.14%)
 Amerada Hess                                           522                42,178
 Chevron                                              3,755               339,827
 Conoco                                               3,657               105,687
 Exxon Mobil                                         20,193             1,763,865
 Occidental Petroleum                                 2,167                57,621
 Phillips Petroleum                                   1,498                85,386
 Royal Dutch Petroleum                               12,551               731,347
 Texaco                                               3,225               214,785
 Unocal                                               1,425                48,664
 USX-Marathon Group                                   1,806                53,295
                                                                        3,442,655
OIL REFINING & MARKETING (0.09%)
 Sunoco                                                 491                17,986
 Tosco                                                  904                39,821
                                                                           57,807
OIL-FIELD SERVICES (0.50%)
 Baker Hughes                                         1,965                65,827
 Halliburton                                          2,511                89,392
 Schlumberger                                         3,355               176,641
                                                                          331,860
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                          312                11,307
PAPER & RELATED PRODUCTS (0.47%)
 Boise Cascade                                          335                11,782
 Georgia-Pacific                                      1,324                44,817
 International Paper                                  2,825               100,853
 Louisiana-Pacific                                      612                 7,179
 Mead                                                   581                15,768
 Potlatch                                               167                 5,746
 Temple-Inland                                          288                15,348
 Westvaco                                               591                14,355
 Weyerhaeuser                                         1,259                69,207
 Willamette Industries                                  641                31,730
                                                                          316,785
PHARMACEUTICALS (0.52%)
 Pharmacia                                            7,615               349,909
PHOTO EQUIPMENT & SUPPLIES (0.12%)
 Eastman Kodak                                        1,698                79,263
PHYSICAL THERAPY & REHABILITATION CENTERS (0.05%)
 Healthsouth /1/                                      2,281                36,428
PIPELINES (0.88%)
 Dynegy                                               1,908                88,722
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (CONTINUED)
                                                                       $
 El Paso                                              2,980               156,569
 Enron                                                4,367               213,983
 Kinder Morgan                                          671                33,718
 Williams                                             2,836                93,446
                                                                          586,438
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion /1/                        1,143                18,002
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                  687                20,404
PROPERTY & CASUALTY INSURANCE (0.21%)
 Chubb                                                1,025                79,366
 Progressive                                            432                58,402
                                                                          137,768
PUBLISHING-NEWSPAPERS (0.25%)
 Dow Jones                                              505                30,154
 Knight Ridder                                          429                25,440
 New York Times                                         932                39,144
 Tribune                                              1,747                69,897
                                                                          164,635
REGIONAL BANKS (3.02%)
 Bank One                                             6,821               244,192
 Comerica                                             1,045                60,192
 Fifth Third Bancorp                                  3,369               202,308
 FleetBoston Financial                                6,340               250,113
 Huntington Bancshares                                1,472                24,067
 Keycorp                                              2,485                64,734
 National City                                        3,516               108,223
 PNC Financial Services Group                         1,692               111,317
 Suntrust Banks                                       1,709               110,709
 Union Planters                                         802                34,967
 US Bancorp                                          11,154               254,200
 Wachovia                                             1,231                87,586
 Wells Fargo                                         10,045               466,389
                                                                        2,018,997
RETAIL-APPAREL & SHOE (0.30%)
 Gap                                                  5,031               145,899
 Limited                                              2,498                41,267
 Nordstrom                                              785                14,562
                                                                          201,728
RETAIL-AUTO PARTS (0.04%)
 Autozone /1/                                           655                24,563
RETAIL-BEDDING (0.08%)
 Bed Bath & Beyond /1/                                1,689                52,697
RETAIL-BUILDING PRODUCTS (1.19%)
 Home Depot                                          13,660               635,873
 Lowe's                                               2,251               163,310
                                                                          799,183
RETAIL-CONSUMER ELECTRONICS (0.20%)
 Best Buy /1/                                         1,226                77,876
 Circuit City Stores                                  1,218                21,924
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONSUMER ELECTRONICS (CONTINUED)
                                                                       $
 RadioShack                                           1,085                33,092
                                                                          132,892
RETAIL-DISCOUNT (2.54%)
 Big Lots                                               656                 8,974
 Costco Wholesale                                     2,634               108,204
 Dollar General                                       1,940                37,830
 K Mart                                               2,868                32,896
 Target                                               5,263               182,100
 TJX                                                  1,640                52,267
 Wal-Mart Stores                                     26,170             1,277,096
                                                                        1,699,367
RETAIL-DRUG STORE (0.44%)
 CVS                                                  2,302                88,857
 Longs Drug Stores                                      219                 4,719
 Walgreen                                             5,958               203,466
                                                                          297,042
RETAIL-JEWELRY (0.05%)
 Tiffany                                                856                31,004
RETAIL-MAJOR DEPARTMENT STORE (0.27%)
 J.C. Penney                                          1,539                40,568
 May Department Stores                                1,748                59,887
 Sears, Roebuck                                       1,923                81,362
                                                                          181,817
RETAIL-OFFICE SUPPLIES (0.09%)
 Office Depot /1/                                     1,749                18,155
 Staples /1/                                          2,671                42,709
                                                                           60,864
RETAIL-REGIONAL DEPARTMENT STORE (0.27%)
 Dillards                                               498                 7,604
 Federated Department Stores /1/                      1,157                49,173
 Kohls /1/                                            1,950               122,323
                                                                          179,100
RETAIL-RESTAURANTS (0.49%)
 Darden Restaurants                                     691                19,279
 McDonald's                                           7,570               204,844
 Starbucks /1/                                        2,222                51,106
 Tricon Global Restaurants /1/                          858                37,666
 Wendy's International                                  667                17,035
                                                                          329,930
RETAIL-TOY STORE (0.04%)
 Toys R Us /1/                                        1,157                28,636
RUBBER-TIRES (0.05%)
 Cooper Tire & Rubber                                   425                 6,035
 Goodyear Tire & Rubber                                 931                26,068
                                                                           32,103
SAVINGS & LOANS/THRIFTS (0.43%)
 Charter One Financial                                1,210                38,599
 Golden West Financial                                  928                59,615
 Washington Mutual                                    5,137               192,894
                                                                          291,108
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.42%)
                                                                       $
 Analog Devices /1/                                   2,106                91,084
 Linear Technology                                    1,859                82,205
 Maxim Integrated Products /1/                        1,922                84,972
 Vitesse Semiconductor /1/                            1,073                22,576
                                                                          280,837
SEMICONDUCTOR EQUIPMENT (0.56%)
 Applied Materials /1/                                4,760               233,716
 Kla-Tencor /1/                                       1,085                63,440
 Novellus Systems /1/                                   834                47,363
 Teradyne /1/                                         1,020                33,762
                                                                          378,281
STEEL-PRODUCERS (0.05%)
 Nucor                                                  456                22,294
 USX-U.S. Steel Group                                   520                10,478
                                                                           32,772
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                 470                 8,502
TELECOM EQUIPMENT FIBER OPTICS (0.28%)
 Corning                                              5,444                90,969
 JDS Uniphase /1/                                     7,704                96,300
                                                                          187,269
TELECOMMUNICATION EQUIPMENT (0.91%)
 ADC Telecommunications /1/                           4,562                30,109
 Andrew /1/                                             477                 8,801
 Comverse Technology /1/                              1,002                57,735
 Nortel Networks                                     18,650               169,528
 Qualcomm /1/                                         4,433               259,242
 Scientific-Atlanta                                     953                38,692
 Tellabs /1/                                          2,395                46,415
                                                                          610,522
TELECOMMUNICATION SERVICES (0.10%)
 Avaya /1/                                            1,658                22,715
 Global Crossing /1/                                  5,189                44,833
                                                                           67,548
TELEPHONE-INTEGRATED (4.99%)
 Alltel                                               1,832               112,228
 AT&T                                                20,196               444,312
 BellSouth                                           10,970               441,762
 CenturyTel                                             825                24,998
 Citizens Communications                              1,670                20,090
 Qwest Communications International /1/               9,724               309,904
 SBC Communications                                  19,714               789,743
 Sprint                                               5,191               110,880
 Verizon Communications                              15,831               846,958
 WorldCom /1/                                        16,899               239,966
                                                                        3,340,841
TELEVISION (0.08%)
 Univision Communications /1/                         1,220                52,192
TOBACCO (1.02%)
 Philip Morris                                       12,875               653,406
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (CONTINUED)
                                                                       $
 UST                                                    956                27,590
                                                                          680,996
TOOLS-HAND HELD (0.07%)
 Black & Decker                                         476                18,783
 Snap-On                                                340                 8,214
 Stanley Works                                          500                20,940
                                                                           47,937
TOYS (0.09%)
 Hasbro                                               1,011                14,609
 Mattel                                               2,522                47,716
                                                                           62,325
TRANSPORT-RAIL (0.36%)
 Burlington Northern Santa Fe                         2,293                69,180
 CSX                                                  1,249                45,264
 Norfolk Southern                                     2,256                46,699
 Union Pacific                                        1,451                79,674
                                                                          240,817
TRANSPORT-SERVICES (0.11%)
 FedEx /1/                                            1,797                72,239
TRAVEL SERVICES (0.06%)
 Sabre Holdings /1/                                     778                38,900
TRUCKING & LEASING (0.01%)
 Ryder System                                           350                 6,860
WEB PORTALS (0.10%)
 Yahoo /1/                                            3,318                66,327
WIRELESS EQUIPMENT (0.32%)
 Motorola                                            12,855               212,879
                                       TOTAL COMMON STOCKS             64,538,216


See accompanying notes.

                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)
See accompanying notes.

                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)
See accompanying notes.

                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)
See accompanying notes.

                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)
See accompanying notes.

                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)
See accompanying notes.

                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)
See accompanying notes.

                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------------





                                                                   -----------




                                                                   -------------

See accompanying notes.

                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                         Unrealized
   Contract                   Opening       Current     Gain (Loss)
     Type       Commitment  Market Value  Market Value
--------------------------------------------------------------------
FUTURES CONTRACTS
7 S&P 500         Buy        $2,188,562    $2,155,475    $(33,087)
September 2001
Futures


/1 /Non-income producing security
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                MICROCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (98.76%)
ADVERTISING AGENCIES (0.66%)
                                                                    $
 Grey Global Group                                   120             79,800
ADVERTISING SERVICES (0.12%)
 Ventiv Health                                       700             14,448
AEROSPACE & DEFENSE (0.22%)
 Esterline Technologies                              700             15,225
 Teledyne Technologies                               700             10,640
                                                                     25,865
AEROSPACE & DEFENSE EQUIPMENT (0.91%)
 Kaman                                             1,900             33,630
 Remec /1/                                         1,200             14,880
 Sequa                                               700             31,850
 Triumph Group /1/                                   600             29,400
                                                                    109,760
AIRLINES (0.17%)
 America West Holdings /1/                           900              8,973
 Frontier Airlines /1/                               900             11,025
                                                                     19,998
APPAREL MANUFACTURERS (0.54%)
 Kellwood                                            600             13,860
 Quiksilver /1/                                    1,100             27,500
 Russell                                           1,400             23,786
                                                                     65,146
APPLICATIONS SOFTWARE (0.70%)
 Actuate /1/                                         900              8,595
 Barra /1/                                           300             11,745
 Bsquare /1/                                         500              5,255
 Caminus /1/                                         400             10,788
 HNC Software /1/                                    500             12,500
 Intertrust Technologies /1/                       1,100              1,320
 Mapinfo /1/                                         400              8,800
 Microsoft /1/                                       220             16,060
 Pinnacle Systems /1/                              1,000              6,050
 Quintus /1/                                         400                 36
 Silver Stream Software /1/                          400              2,820
                                                                     83,969
ATHLETIC FOOTWEAR (0.19%)
 Reebok International                                700             22,365
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.33%)
 Oshkosh Truck                                       900             39,825
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.59%)
 Dura Automotive Systems /1/                       1,300             20,800
 Federal-Mogul                                     2,100              3,549
 Lear /1/                                          1,000             34,900
 Tower Automotive /1/                              1,100             11,275
                                                                     70,524
BATTERIES/BATTERY SYSTEMS (0.34%)
 Energy Conversion Devices /1/                     1,100             30,800
 Rayovac                                             500             10,650
                                                                     41,450
BEVERAGES-WINE & SPIRITS (0.37%)
 Robert Mondavi /1/                                1,100             44,594
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.45%)
                                                                    $
 Simpson Manufacturing /1/                           900             54,450
BUILDING PRODUCTS-AIR & HEATING (0.21%)
 Lennox International                              2,300             25,185
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.54%)
 Centex Construction Products                        500             16,250
 Texas Industries                                  1,400             48,146
                                                                     64,396
BUILDING PRODUCTS-LIGHT FIXTURES (0.10%)
 Genlyte Group /1/                                   400             12,364
BUILDING PRODUCTS-WOOD (0.19%)
 Universal Forest Products                         1,000             22,500
BUILDING-HEAVY CONSTRUCTION (0.00%)
 Washington Group International /1/                2,700                162
BUILDING-RESIDENTIAL & COMMERCIAL (2.01%)
 Centex                                              900             36,675
 DR Horton                                           600             13,620
 KB Home                                             700             21,119
 Lennar                                            1,500             62,550
 NVR                                                 200             29,600
 Pulte                                               600             25,578
 Standard-Pacific                                  1,600             37,040
 Toll Brothers /1/                                   400             15,724
                                                                    241,906
BUSINESS TO BUSINESS/E-COMMERCE (0.01%)
 Frontline Capital Group /1/                         400                600
 PurchasePro.com /1/                                 400                592
                                                                      1,192
CABLE TV (0.12%)
 Insight Communications /1/                          600             15,000
CASINO HOTELS (0.20%)
 Aztar /1/                                         2,000             24,200
CELLULAR TELECOMMUNICATIONS (0.24%)
 AirGate PCS /1/                                     300             15,600
 Metrocall /1/                                     1,700                 85
 Rural Cellular /1/                                  300             13,590
                                                                     29,275
CERAMIC PRODUCTS (0.11%)
 Dal-Tile International /1/                          700             12,985
CHEMICALS-DIVERSIFIED (0.10%)
 Georgia Gulf                                        800             12,400
CHEMICALS-FIBERS (0.10%)
 Wellman                                             700             12,530
CHEMICALS-PLASTICS (0.16%)
 Spartech                                            800             19,320
CHEMICALS-SPECIALTY (2.31%)
 Arch Chemicals                                    2,300             50,209
 Cabot Microelectronics /1/                          500             31,000
 Chemfirst                                         1,000             26,200
 Crompton                                          1,600             17,440
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                    $
 H.B. Fuller                                       1,600             79,840
 International Specialty Products                  2,600             27,560
 Lubrizol                                            800             24,840
 MacDermid                                           900             16,200
 W.R. Grace /1/                                    2,400              4,200
                                                                    277,489
CIRCUIT BOARDS (0.44%)
 Benchmark Electronics /1/                           900             21,924
 Park Electrochemical                                900             23,760
 SBS Technologies /1/                                400              7,568
                                                                     53,252
COAL (0.30%)
 Arch Coal                                           300              7,761
 Consol Energy                                     1,100             27,830
                                                                     35,591
COFFEE (0.10%)
 Farmer Bros                                          50             11,650
COLLECTIBLES (0.17%)
 Topps                                             1,700             19,873
COMMERCIAL BANKS (6.13%)
 Alabama National Bancorp.                           700             22,715
 Amcore Financial                                  1,400             33,656
 Cathay Bancorp                                    1,100             60,159
 Commerce Bancorp.                                   900             63,090
 Cullen/Frost Bankers                                700             23,695
 East-West Bancorp                                 1,100             29,700
 F.N.B.                                            1,785             47,659
 First Bancorp.                                    1,700             45,883
 First Charter                                     1,200             22,500
 First Citizens BancShares                           200             21,700
 Fulton Financial                                  1,050             21,483
 GBC Bancorp                                         400             11,420
 Hancock Holding                                     800             34,360
 Irwin Financial                                     500             12,575
 National Penn Bancshares                            945             19,127
 Provident Bankshares                              2,190             54,619
 Republic Bancorp.                                 3,200             44,480
 S&T Bancorp.                                      1,300             35,100
 South Financial Group                             1,800             33,984
 Sterling Bancshares                                 900             17,262
 Texas Regional Bancshares                         1,100             44,319
 UCBH Holdings                                       600             18,210
 Wesbanco                                            800             20,072
                                                                    737,768
COMMERCIAL SERVICE-FINANCE (0.07%)
 Interactive Data                                  1,000              9,000
COMMERCIAL SERVICES (1.06%)
 CoStar Group /1/                                    600             15,780
 F.Y.I. /1/                                        1,400             57,400
 Forrester Research /1/                              500             11,295
 Memberworks /1/                                     500             11,570
 Plexus /1/                                          500             16,500
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (CONTINUED)
                                                                    $
 Pre-Paid Legal Services /1/                         700             15,400
                                                                    127,945
COMMUNICATIONS SOFTWARE (0.19%)
 Avid Technology /1/                                 700             10,990
 Pumatech /1/                                        900              2,700
 Seachange International /1/                         500              9,015
                                                                     22,705
COMPUTER AIDED DESIGN (0.39%)
 Aspen Technology /1/                                300              7,260
 Structural Dynamics Research /1/                  1,600             39,200
                                                                     46,460
COMPUTER DATA SECURITY (0.05%)
 Rainbow Technologies /1/                            900              5,031
 SCM Microsystems /1/                                100              1,040
                                                                      6,071
COMPUTER SERVICES (0.56%)
 Analysts International                              100                446
 CACI International /1/                              300             14,100
 Carreker /1/                                        300              6,450
 Ciber /1/                                         1,200             11,400
 Cognizant Technology Solutions /1/                  300             12,735
 Eloyalty /1/                                      1,200              1,200
 iGate Capital /1/                                 1,000              3,600
 Manhattan Associates /1/                            100              3,975
 Pec Solutions                                       600             13,260
                                                                     67,166
COMPUTERS (0.03%)
 Micron Electronics /1/                            2,500              3,975
COMPUTERS-INTEGRATED SYSTEMS (0.55%)
 Avant! /1/                                        1,500             19,950
 Intergraph /1/                                      600              9,240
 Mentor Graphics                                   1,000             17,500
 Mercury Computer Systems /1/                        200              9,900
 Radiant Systems /1/                                 600              9,672
                                                                     66,262
COMPUTERS-MEMORY DEVICES (0.53%)
 Advanced Digital Information /1/                    600             10,380
 Hutchison Technology /1/                            900             17,145
 Iomega /1/                                        3,900              9,321
 Maxtor /1/                                        1,672              8,778
 Storage Technology /1/                              900             12,384
 Western Digital /1/                               1,400              5,600
                                                                     63,608
COMPUTERS-PERIPHERAL EQUIPMENT (0.05%)
 SONICblue /1/                                     1,900              6,270
COMPUTERS-VOICE RECOGNITION (0.02%)
 Nuance Communications /1/                           100              1,802
CONSULTING SERVICES (0.20%)
 DiamondCluster International /1/                    600              7,638
 Gartner /1/                                       1,500             16,500
                                                                     24,138
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.62%)
                                                                    $
 Central Garden & Pet /1/                          1,200              9,936
 Fossil /1/                                        1,100             22,825
 Russ Berrie                                         700             20,580
 Scotts /1/                                          500             20,725
                                                                     74,066
CONTAINERS-METAL & GLASS (0.26%)
 Ball                                                200              9,512
 Greif Brothers                                      700             21,245
                                                                     30,757
CONTAINERS-PAPER & PLASTIC (0.49%)
 Longview Fibre                                    2,100             25,872
 Pactiv /1/                                        2,500             33,500
                                                                     59,372
COSMETICS & TOILETRIES (0.35%)
 Alberto-Culver                                    1,000             42,040
DATA PROCESSING & MANAGEMENT (0.59%)
 Fair, Isaac                                         300             18,546
 Global Payments /1/                                 400             12,040
 National Data                                       500             16,200
 Probusiness Services /1/                            900             23,895
                                                                     70,681
DECISION SUPPORT SOFTWARE (0.19%)
 Interactive Intelligence /1/                        100              1,100
 NETIQ /1/                                           692             21,653
                                                                     22,753
DIAGNOSTIC KITS (0.07%)
 Biosite Diagnostics /1/                             200              8,960
DIALYSIS CENTERS (0.20%)
 DaVita /1/                                        1,200             24,396
DISTRIBUTION/WHOLESALE (0.97%)
 Brightpoint /1/                                   1,800              5,220
 Handleman                                           900             15,075
 Owens & Minor                                     1,600             30,400
 SCP Pool /1/                                      1,400             48,216
 Watsco                                            1,300             18,330
                                                                    117,241
DIVERSIFIED MANUFACTURING OPERATIONS (1.07%)
 A.O. Smith                                          700             12,530
 Matthews International                            1,000             43,967
 SPS Technologies /1/                              1,000             47,400
 Teleflex                                            300             13,200
 U.S. Industries                                   2,900             11,890
                                                                    128,987
DIVERSIFIED MINERALS (0.13%)
 Amcol International                               2,600             15,600
DIVERSIFIED OPERATIONS (0.24%)
 Triarc                                              500             13,100
 Walter Industries                                 1,300             15,470
                                                                     28,570
DRUG DELIVERY SYSTEMS (0.10%)
 Emisphere Technologies /1/                          400             11,628
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE/PRODUCTS (0.00%)
                                                                    $
 EToys /1/                                           800                 10
 Stamps.com /1/                                      100                375
                                                                        385
E-COMMERCE/SERVICES (0.22%)
 Expedia                                             100              4,660
 Hotel Reservations Network /1/                      100              4,653
 HotJobs.com /1/                                     400              3,600
 Pegasus Solutions /1/                               600              6,930
 Travelocity.com /1/                                 200              6,140
                                                                     25,983
E-MARKETING/INFORMATION (0.02%)
 Digital River                                       400              1,800
E-SERVICES/CONSULTING (0.17%)
 Digital Insight /1/                                 300              6,630
 Intranet Solutions /1/                              200              7,610
 Keynote Systems /1/                                 300              3,285
 Niku /1/                                            200                200
 Predictive Systems /1/                              500              2,000
 Viant /1/                                           600              1,122
                                                                     20,847
ELECTRIC PRODUCTS-MISCELLANEOUS (0.16%)
 Littelfuse /1/                                      700             18,753
ELECTRIC-INTEGRATED (2.07%)
 Conectiv                                          1,500             32,400
 EL Paso Electric                                  1,200             19,188
 MDU Resources Group                               1,600             50,624
 Northwestern                                      3,000             67,200
 Otter Tail Power                                  1,400             38,850
 Public Service Co. of New Mexico                    900             28,890
 Unisource Energy                                    500             11,485
                                                                    248,637
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.49%)
 DSP Group /1/                                     1,000             21,450
 Methode Electronics                                 800              6,880
 Rogers                                              800             21,200
 Universal Electronics /1/                           500              9,000
                                                                     58,530
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.10%)
 Alliance Semiconductor /1/                        1,100             13,222
 Caliper Technologies /1/                            400              8,420
 Emcore /1/                                          400             12,300
 ESS Technology /1/                                1,500             15,900
 General Semiconductor                               400              4,184
 MEMC Electronics Materials                        1,500             11,475
 Microsemi                                           200             14,200
 MIPS Technologies /1/                             1,200             20,760
 OAK Technology /1/                                1,200             12,708
 Pioneer Standard Electronics                      1,500             19,200
                                                                    132,369
ELECTRONIC MEASUREMENT INSTRUMENTS (0.52%)
 Analogic                                            400             18,220
 Keithley Instruments                                600             12,780
 Molecular Devices /1/                               300              6,015
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (CONTINUED)
                                                                    $
 Trimble Navigation /1/                              400              7,796
 Zygo /1/                                            800             17,800
                                                                     62,611
ELECTRONIC PARTS DISTRIBUTION (0.36%)
 Avnet                                             1,914             42,912
ELECTRONIC SECURITY DEVICES (0.14%)
 Sensormatic Electronics                           1,000             17,000
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.64%)
 EMCOR Group /1/                                     800             28,920
 Foster Wheeler                                      900              8,145
 Jacobs Engineering Group                            400             26,092
 URS                                                 500             13,500
                                                                     76,657
ENGINES-INTERNAL COMBUSTION (0.16%)
 Cummins Engine                                      500             19,350
ENTERPRISE SOFTWARE/SERVICE (1.18%)
 Advent Software /1/                                 400             25,400
 AremisSoft /1/                                    1,000             16,200
 Hyperion Solutions /1/                              900             13,500
 Informatica /1/                                     900             15,624
 JDA Software Group /1/                              700             11,627
 Manugistics Group /1/                               900             22,590
 Onyx Software /1/                                   900              7,200
 Packeteer /1/                                       300              3,759
 Remedy /1/                                          700             24,360
 Universal Access /1/                                300              1,860
                                                                    142,120
ENTERTAINMENT SOFTWARE (0.20%)
 THQ                                                 400             23,852
FIDUCIARY BANKS (0.39%)
 Investors Financial Services                        700             46,900
FILTRATION & SEPARATION PRODUCTS (0.48%)
 Clarcor                                           1,700             45,645
 Cuno /1/                                            400             12,000
                                                                     57,645
FINANCE-AUTO LOANS (0.83%)
 AmeriCredit /1/                                   1,500             77,925
 WFS Financial /1/                                   700             21,525
                                                                     99,450
FINANCE-CREDIT CARD (0.20%)
 Metris                                              700             23,597
FINANCE-INVESTMENT BANKER & BROKER (0.55%)
 Investment Technology Group                         400             20,116
 LaBranche /1/                                       700             20,300
 Southwest Securities Group                          600             12,420
 Tucker Anthony Sutro                                600             13,200
                                                                     66,036
FINANCE-MORTGAGE LOAN/BANKER (0.00%)
 Bank United /1/                                     400                132
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (0.13%)
                                                                    $
 Radian Group                                        396             16,018
FOOD-CONFECTIONERY (0.30%)
 J.M. Smucker                                      1,400             36,400
FOOD-DAIRY PRODUCTS (0.09%)
 Suiza Foods /1/                                     200             10,620
FOOD-MEAT PRODUCTS (0.37%)
 Smithfield Foods /1/                              1,100             44,330
FOOD-MISCELLANEOUS/DIVERSIFIED (0.40%)
 American Italian Pasta /1/                          600             27,840
 Seaboard                                            100             20,790
                                                                     48,630
FOOD-RETAIL (0.16%)
 Great Atlantic & Pacific Tea                      1,300             19,240
FOOD-WHOLESALE/DISTRIBUTION (0.39%)
 Fleming                                           1,300             46,410
FOOTWEAR & RELATED APPAREL (0.26%)
 Skechers U.S.A.                                     800             23,384
 Timberland                                          200              7,902
                                                                     31,286
FUNERAL SERVICE & RELATED ITEMS (0.14%)
 Service Corp. International                       2,700             17,172
GARDEN PRODUCTS (0.71%)
 Toro                                              1,900             85,405
GAS-DISTRIBUTION (2.39%)
 Laclede Gas                                       1,500             38,100
 Northwest Natural                                 3,900             97,110
 Peoples Energy                                      500             20,100
 South Jersey Industries                             900             28,035
 Southwest Gas                                     4,400            104,192
                                                                    287,537
GOLF (0.32%)
 Callaway Golf                                     2,400             37,920
HAZARDOUS WASTE DISPOSAL (0.51%)
 Stericycle /1/                                    1,300             61,035
HEALTH CARE COST CONTAINMENT (0.52%)
 Caremark Rx /1/                                   3,800             62,510
HOME FURNISHINGS (0.27%)
 Kimball International                             1,800             32,580
HOTELS & MOTELS (0.28%)
 Boca Resorts /1/                                  1,000             14,730
 Prime Hospitality                                 1,600             18,960
                                                                     33,690
HOUSEWARES (0.30%)
 Libbey                                              900             35,739
HUMAN RESOURCES (0.25%)
 Heidrick & Struggles /1/                            300              6,099
 On Assignment /1/                                   600             10,800
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (CONTINUED)
                                                                    $
 Spherion /1/                                      1,500             13,425
                                                                     30,324
IDENTIFICATION SYSTEM/DEVELOPMENT (0.25%)
 Checkpoint Systems /1/                              500              8,900
 Identix /1/                                         400              2,500
 Paxar /1/                                         1,300             18,720
                                                                     30,120
INDEPENDENT POWER PRODUCER (0.09%)
 Covanta Energy                                      600             11,076
INDUSTRIAL GASES (0.18%)
 Airgas /1/                                        1,800             21,420
INSTRUMENTS-CONTROLS (0.39%)
 Mettler Toledo International /1/                    700             30,275
 Woodward Governor                                   200             16,870
                                                                     47,145
INSTRUMENTS-SCIENTIFIC (0.36%)
 FEI /1/                                             300             12,300
 Fisher Scientific International                     500             14,500
 Varian /1/                                          500             16,150
                                                                     42,950
INSURANCE BROKERS (0.22%)
 Arthur J. Gallagher                               1,000             26,000
INTERNET APPLICATION SOFTWARE (0.36%)
 Broadbase Software /1/                            1,000              1,943
 Interwoven /1/                                    1,000             16,900
 Matrixone /1/                                       100              2,319
 Netegrity /1/                                       400             12,000
 Verity /1/                                          500              9,975
                                                                     43,137
INTERNET CONNECTIVE SERVICES (0.01%)
 PC-Tel /1/                                          100                921
INTERNET CONTENT-ENTERTAINMENT (0.02%)
 MP3.com /1/                                         400              1,940
 SportsLine.com /1/                                  100                230
                                                                      2,170
INTERNET CONTENT-INFORMATION/NEWS (0.06%)
 Looksmart /1/                                       900                945
 Multex.com /1/                                      300              4,875
 NBC Internet /1/                                    700              1,512
                                                                      7,332
INTERNET FINANCIAL SERVICES (0.12%)
 eSPEED /1/                                          200              4,400
 Net.B@nk /1/                                        400              4,520
 NextCard /1/                                        500              5,525
                                                                     14,445
INTERNET INFRASTRUCTURE EQUIPMENT (0.11%)
 Avocent /1/                                         600             13,650
INTERNET INFRASTRUCTURE SOFTWARE (0.32%)
 F5 Networks /1/                                     300              5,271
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE SOFTWARE (CONTINUED)
                                                                    $
 Retek /1/                                           697             33,414
                                                                     38,685
INTERNET SECURITY (0.15%)
 Secure Computing /1/                                400              6,284
 SonicWall /1/                                       400             10,084
 Zixit                                               200              1,830
                                                                     18,198
INTERNET TELEPHONY (0.05%)
 Clarent /1/                                         400              3,676
 Net2Phone /1/                                       300              1,800
                                                                      5,476
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.22%)
 Affiliated Managers Group /1/                       400             24,600
 BlackRock /1/                                       700             24,003
 Eaton Vance                                       1,200             41,760
 John Nuveen                                       1,000             56,650
                                                                    147,013
LASERS-SYSTEMS & COMPONENTS (0.31%)
 Coherent /1/                                        400             14,468
 Electro Scientific Industries /1/                   400             15,240
 Ii-Vi /1/                                           400              7,000
                                                                     36,708
LEISURE & RECREATION PRODUCTS (0.19%)
 WMS Industries                                      700             22,519
LIFE & HEALTH INSURANCE (0.98%)
 Delphi Financial Group                              600             23,100
 Kansas City Life Insurance                          800             32,000
 Liberty Financial                                   600             19,470
 National Western Life Insurance /1/                 400             43,596
                                                                    118,166
MACHINERY TOOLS & RELATED PRODUCTS (0.27%)
 Milacron                                          1,000             15,670
 Regal Beloit                                        800             16,640
                                                                     32,310
MACHINERY-CONSTRUCTION & MINING (0.45%)
 JLG Industries                                    2,500             30,875
 Terex                                             1,100             23,320
                                                                     54,195
MACHINERY-ELECTRICAL (0.19%)
 Franklin Electric                                   300             22,770
MACHINERY-FARM (0.22%)
 Agco                                              1,700             15,555
 Lindsay Manufacturing                               600             11,400
                                                                     26,955
MACHINERY-GENERAL INDUSTRY (0.07%)
 Tennant                                             200              8,000
MACHINERY-MATERIAL HANDLING (0.45%)
 Nacco Industries                                    700             54,593
MACHINERY-PRINT TRADE (0.18%)
 Imation /1/                                         500             12,600
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-PRINT TRADE (CONTINUED)
                                                                    $
 Presstek /1/                                        800              9,600
                                                                     22,200
MARINE SERVICES (0.10%)
 Trico Marine Services /1/                         1,100             11,704
MEDIA (0.19%)
 Crown Media Holdings /1/                          1,200             22,260
MEDICAL INFORMATION SYSTEM (0.28%)
 Allscripts Healthcare Solutions /1/                 500              4,500
 Cerner /1/                                          400             16,800
 Eclipsys /1/                                        500             12,000
                                                                     33,300
MEDICAL INSTRUMENTS (0.68%)
 Arthrocare /1/                                      600             15,690
 Datascope                                         1,200             55,308
 Novoste /1/                                         400             10,200
                                                                     81,198
MEDICAL LABORATORY & TESTING SERVICE (0.77%)
 Laboratory Corp. of America Holdings /1/          1,200             92,280
MEDICAL LASER SYSTEMS (0.11%)
 Visx /1/                                            700             13,545
MEDICAL PRODUCTS (1.65%)
 Cooper                                            1,000             51,400
 Cyberonics /1/                                      700             11,830
 Henry Schein /1/                                    600             22,950
 Mentor                                            1,100             31,350
 PolyMedica /1/                                      400             16,200
 PSS World Medical /1/                             1,400              9,002
 Varian Medical Systems                              600             42,900
 Vital Signs                                         400             13,220
                                                                    198,852
MEDICAL STERILIZATION PRODUCT (0.15%)
 Steris /1/                                          900             18,045
MEDICAL-BIOMEDICAL/GENE (2.96%)
 Alexion Pharmaceuticals /1/                         400              9,600
 Avant Immunotherapeutics /1/                      1,200              6,780
 Bio-Rad Laboratories                                500             24,900
 Cell Genesys                                      2,100             43,050
 Cryolife /1/                                        400             16,364
 CuraGen /1/                                         500             18,200
 Digene /1/                                          300             12,240
 Enzon /1/                                           800             50,000
 Gene Logic /1/                                      900             19,620
 Inhale Therapeutic Systems /1/                      400              9,200
 Invitrogen /1/                                    1,100             78,980
 Lexicon Genetics /1/                                700              8,750
 Maxim Pharmaceuticals /1/                         1,000              6,310
 Myriad Genetics /1/                                 300             18,996
 Neose Technologies /1/                              300             13,500
 Orchid BioSciences /1/                              500              3,825
 Texas Biotech /1/                                   900              7,542
 Vical /1/                                           600              8,388
                                                                    356,245
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (1.14%)
                                                                    $
 Alliance Pharmaceutical /1/                       1,000              2,250
 Immunogen /1/                                     1,400             28,000
 KOS Pharmaceuticals                                 600             22,320
 Medicis Pharmaceutical /1/                          300             15,900
 OSI Pharmaceuticals /1/                             300             15,777
 Perrigo /1/                                       1,600             26,704
 Pharmacopeia /1/                                    600             14,400
 Priority Healthcare /1/                             400             11,312
                                                                    136,663
MEDICAL-GENERIC DRUGS (0.23%)
 Barr Laboratories /1/                               400             28,164
MEDICAL-HMO (0.55%)
 Coventry Health Care /1/                            700             14,140
 Health Net /1/                                    1,700             29,580
 Humana                                            2,300             22,655
                                                                     66,375
MEDICAL-HOSPITALS (0.12%)
 Triad Hospitals /1/                                 500             14,735
MEDICAL-NURSING HOMES (0.43%)
 Beverly Enterprises /1/                           1,300             13,910
 Manor Care /1/                                    1,200             38,100
                                                                     52,010
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.51%)
 Apria Healthcare Group /1/                          500             14,425
 Cyber-Care /1/                                      700                875
 Gentiva Health Services /1/                         900             16,200
 Lincare Holdings /1/                              1,000             30,010
                                                                     61,510
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.00%)
 Amerisource Health /1/                            1,300             71,890
 Bergen Brunswig                                   2,500             48,050
                                                                    119,940
METAL PROCESSORS & FABRICATION (0.35%)
 Precision Castparts                                 800             29,936
 Wolverine Tube /1/                                  700             11,599
                                                                     41,535
METAL-DIVERSIFIED (0.12%)
 Freeport-McMoran Copper & Gold                    1,300             14,365
MISCELLANEOUS INVESTING (6.47%)
 Alexandria Real Estate Equities                   1,100             43,780
 Chelsea Property Group                            2,200            103,180
 Colonial Properties Trust                         3,200             98,560
 Gables Residential Trust                          2,200             65,890
 Glenborough Realty Trust                          4,000             77,200
 Health Care Reit                                  1,700             40,375
 Home Properties of New York                       3,300             99,330
 Kilroy Realty                                     2,700             78,570
 PS Business Parks                                 2,000             56,000
 Summit Properties                                 3,900            104,637
 Sun Communities                                     300             10,605
                                                                    778,127
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS MANUFACTURERS (0.12%)
                                                                    $
 WABTEC                                            1,000             15,000
MULTI-LINE INSURANCE (0.25%)
 American National Insurance                         400             29,900
MULTIMEDIA (0.12%)
 Martha Stewart Living Omnimedia /1/                 600             13,860
NETWORKING PRODUCTS (0.48%)
 Aeroflex /1/                                      1,000             10,500
 Anixter International /1/                           500             15,350
 Black Box /1/                                       200             13,472
 Cable Design Technologies /1/                       800             12,928
 Computer Network Technology /1/                     500              5,305
                                                                     57,555
NON-FERROUS METALS (0.35%)
 RTI International Metals                            800             12,200
 USEC                                              3,500             29,505
                                                                     41,705
NON-HOTEL GAMBLING (0.42%)
 Argosy Gaming /1/                                 1,500             41,640
 Pinnacle Entertainment                            1,200              8,820
                                                                     50,460
OFFICE AUTOMATION & EQUIPMENT (0.20%)
 Ikon Office Solutions                             2,500             24,500
OFFICE FURNISHINGS-ORIGINAL (0.23%)
 HON Industries                                      700             16,954
 Interface                                         1,400             10,500
                                                                     27,454
OFFICE SUPPLIES & FORMS (0.14%)
 John H. Harland                                     700             16,310
OIL & GAS DRILLING (0.36%)
 Atwood Oceanics /1/                                 600             21,060
 Parker Drilling                                   2,400             15,600
 Patterson-UTI Energy                                400              7,148
                                                                     43,808
OIL COMPANY-EXPLORATION & PRODUCTION (1.50%)
 Chesapeake Energy                                 2,100             14,280
 Mitchell Energy & Development                     1,000             46,250
 Patina Oil & Gas                                  1,200             31,800
 Pioneer Natural Resources                         1,100             18,755
 Plains Resources /1/                                400              9,600
 Prima Energy /1/                                    300              7,227
 St. Mary Land & Exploration                         800             18,688
 Vintage Petroleum                                   500              9,350
 XTO Energy                                        1,725             24,754
                                                                    180,704
OIL FIELD MACHINERY & EQUIPMENT (0.24%)
 Carbo Ceramics                                      500             18,525
 Dril-Quip /1/                                       500             10,765
                                                                     29,290
OIL REFINING & MARKETING (0.30%)
 Tesoro Petroleum                                  2,900             36,540
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.40%)
                                                                    $
 Oceaneering International /1/                     2,000             41,500
 Superior Energy Services /1/                        900              7,110
                                                                     48,610
OPTICAL SUPPLIES (0.11%)
 Ocular Sciences /1/                                 500             12,700
PAPER & RELATED PRODUCTS (0.97%)
 Buckeye Technologies /1/                          1,100             15,840
 Louisiana-Pacific                                 1,500             17,595
 P.H. Glatfelter                                   1,800             25,668
 Pope & Talbot                                     1,200             15,492
 Schweitzer-Mauduit International                    900             21,240
 Wausau-Mosinee Paper                              1,600             20,624
                                                                    116,459
PHARMACEUTICALS (0.11%)
 Pharmacyclics /1/                                   400             13,560
PHARMACY SERVICES (0.38%)
 AdvancePCS /1/                                      300             19,215
 Omnicare                                          1,300             26,260
                                                                     45,475
PHOTO EQUIPMENT & SUPPLIES (0.04%)
 Concord Camera /1/                                  800              4,720
PHYSICAL THERAPY & REHABILITATION CENTERS (0.28%)
 RehabCare Group /1/                                 700             33,740
PHYSICIAN PRACTICE MANAGEMENT (0.11%)
 US Oncology /1/                                   1,500             13,335
PIPELINES (0.11%)
 Western Gas Resources                               400             13,040
POWER CONVERTER & SUPPLY EQUIPMENT (0.08%)
 Artesyn Technologies /1/                            700              9,030
PRINTING-COMMERCIAL (0.51%)
 Banta                                             2,100             61,530
PROPERTY & CASUALTY INSURANCE (1.32%)
 CNA Surety                                        1,800             25,200
 Fidelity National Financial                         900             22,113
 First American                                      600             11,364
 LandAmerica Financial Group                         900             28,665
 Ohio Casualty                                     1,500             19,425
 Selective Insurance Group                         1,100             29,348
 State Auto Financial                              1,400             22,946
                                                                    159,061
PROTECTION-SAFETY (0.09%)
 Bacou /1/                                           400             11,272
PUBLICLY TRADED INVESTMENT FUND (1.02%)
 iShares Russell 2000 Index Fund                   1,200            122,280
PUBLISHING-BOOKS (0.13%)
 Information Holdings /1/                            500             16,150
PUBLISHING-NEWSPAPERS (0.48%)
 Pulitzer                                          1,100             58,080
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-PERIODICALS (0.04%)
                                                                    $
 Primedia /1/                                        702              4,766
RACETRACKS (0.15%)
 Churchill Downs                                     700             17,556
RADIO (0.08%)
 Sirius Satellite Radio /1/                          800              9,752
REAL ESTATE MANAGEMENT/SERVICES (0.24%)
 Jones Lang LaSalle /1/                            2,200             29,040
RECREATIONAL CENTERS (0.25%)
 Bally Total Fitness Holding /1/                   1,000             29,610
RECREATIONAL VEHICLES (0.11%)
 Polaris Industries                                  300             13,740
RENTAL AUTO & EQUIPMENT (0.20%)
 Dollar Thrifty Automotive Group /1/               1,000             24,000
RESEARCH & DEVELOPMENT (0.23%)
 Aurora Biosciences /1/                              300              9,300
 Pharmaceutical Product Development /1/              600             18,306
                                                                     27,606
RESORTS & THEME PARKS (0.39%)
 Trendwest Resorts                                   500             11,700
 Vail Resorts /1/                                  1,900             35,530
                                                                     47,230
RESPIRATORY PRODUCTS (0.17%)
 Resmed /1/                                          400             20,220
RETAIL-APPAREL & SHOE (2.04%)
 Abercrombie & Fitch /1/                           1,700             75,650
 American Eagle Outfitters /1/                       650             22,906
 Bebe Stores /1/                                     400             11,664
 Brown Shoe                                        1,300             23,465
 Charming Shoppes                                  3,200             19,200
 Dress Barn /1/                                      400              9,100
 Genesco /1/                                       1,400             47,040
 Stein Mart /1/                                    1,200             12,408
 Venator Group                                     1,600             24,480
                                                                    245,913
RETAIL-AUTOMOBILE (0.27%)
 Group 1 Automotive /1/                            1,100             32,560
RETAIL-BEDDING (0.09%)
 Linens 'N Things /1/                                400             10,928
RETAIL-BOOKSTORE (0.42%)
 Barnes & Noble /1/                                  600             23,610
 Borders Group /1/                                 1,200             26,880
                                                                     50,490
RETAIL-CONSUMER ELECTRONICS (0.15%)
 Tweeter Home Entertainment Group /1/                500             17,650
RETAIL-CONVENIENCE STORE (0.15%)
 Casey's General Stores                            1,400             18,200
RETAIL-DISCOUNT (0.15%)
 Factory 2-U Stores /1/                              400             11,740
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                    $
 ShopKo Stores                                       900              6,552
                                                                     18,292
RETAIL-DRUG STORE (0.24%)
 Duane Reade                                         900             29,250
RETAIL-HOME FURNISHINGS (0.31%)
 Cost Plus /1/                                       600             18,000
 Pier 1 Imports                                    1,700             19,550
                                                                     37,550
RETAIL-MUSIC STORE (0.09%)
 Trans World Entertainment /1/                     1,200             11,412
RETAIL-OFFICE SUPPLIES (0.09%)
 OfficeMax /1/                                     3,000             11,070
RETAIL-REGIONAL DEPARTMENT STORE (0.25%)
 Dillards                                          2,000             30,540
RETAIL-RESTAURANTS (0.93%)
 Bob Evans Farms                                   1,500             27,000
 Krispy Kreme Doughnuts /1/                          400             16,000
 Lone Star Steakhouse & Saloon                     2,000             25,980
 Papa John's International /1/                       900             22,815
 Rare Hospitality International /1/                  900             20,340
                                                                    112,135
RETAIL-VIDEO RENTAL (0.01%)
 Hollywood Entertainment                             200              1,692
RETIREMENT & AGED CARE (0.13%)
 Sunrise Assisted Living /1/                         600             15,750
SAVINGS & LOANS/THRIFTS (1.97%)
 American Financial Holdings                       1,200             28,320
 Astoria Financial                                 1,600             88,000
 Firstfed Financial                                1,500             44,700
 MAF Bancorp                                       1,900             58,330
 PFF Bancorp                                         700             17,500
                                                                    236,850
SCHOOLS (0.40%)
 Sylvan Learning Systems /1/                       2,000             48,600
SEISMIC DATA COLLECTION (0.33%)
 Input/Output /1/                                  2,200             27,940
 Seitel                                              900             11,790
                                                                     39,730
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.52%)
 Celeritek /1/                                       300              4,485
 Cirrus Logic /1/                                    800             18,424
 Exar /1/                                            400              7,904
 Pericom Semiconductor /1/                           500              7,860
 Power Integrations /1/                              700             10,920
 Standard Microsystems /1/                           700             12,530
                                                                     62,123
SEMICONDUCTOR EQUIPMENT (0.78%)
 Helix Technology                                    900             27,432
 LTX /1/                                             600             15,336
 Nanometrics                                         400             10,995
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                    $
 PRI Automation /1/                                  600             11,115
 Therma-Wave /1/                                     400              7,628
 Ultratech Stepper /1/                               500             12,825
 Veeco Instruments /1/                               200              7,950
                                                                     93,281
SOFTWARE TOOLS (0.22%)
 Borland Software /1/                              1,700             26,520
STEEL PIPE & TUBE (0.32%)
 Shaw Group /1/                                      700             28,070
 Valmont Industries                                  600             10,920
                                                                     38,990
STEEL-PRODUCERS (0.33%)
 Bethlehem Steel                                   2,500              5,050
 Carpenter Technology                              1,200             35,148
                                                                     40,198
TELECOM EQUIPMENT FIBER OPTICS (0.09%)
 Lightpath Technologies /1/                          300              2,670
 MRV Communications /1/                              900              8,415
                                                                     11,085
TELECOMMUNICATION EQUIPMENT (0.53%)
 Anaren Microwave /1/                                900             18,000
 NMS Communciations                                1,100              7,700
 Plantronics /1/                                     700             16,205
 Somera Communications /1/                         1,600             11,456
 Symmetricom /1/                                     700             10,248
 World Access /1/                                  1,700                 87
                                                                     63,696
TELECOMMUNICATION SERVICES (0.54%)
 Choice One Communications /1/                       200              1,348
 Commonwealth Telephone Enterprises                  400             16,900
 IDT Corp.                                           300              3,300
 Illuminet Holdings /1/                              400             12,580
 ITC Deltacom /1/                                  1,100              4,400
 Leap Wireless International /1/                     300              9,090
 Metricom /1/                                        500                865
 NTELOS                                              500             15,030
 Pac-West Telecomm /1/                               800              1,552
                                                                     65,065
TELEPHONE-INTEGRATED (0.25%)
 CT Communications                                   800             14,848
 IDT /1/                                             300              4,050
 Intermedia Communications /1/                       700             10,430
 Talk America Holdings                               900                846
                                                                     30,174
TELEVISION (0.34%)
 Sinclair Broadcast Group /1/                      2,300             23,690
 Young Broadcasting /1/                              500             16,790
                                                                     40,480
TEXTILE-APPAREL (0.08%)
 Unifi                                             1,200             10,200
THERAPEUTICS (0.61%)
 Amylin Pharmaceuticals /1/                        1,100             12,375
                                                  Shares
                                                   Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                    $
 Cell Therapeutics /1/                               300              8,292
 Corixa /1/                                          800             13,656
 CV Therapeutics /1/                                 200             11,400
 Ilex Oncology /1/                                   400             11,960
 Neurogen /1/                                        400              9,180
 Sciclone Pharmaceuticals /1/                      1,100              6,413
                                                                     73,276
TRANSPORT-AIR FREIGHT (0.14%)
 Airborne                                          1,400             16,226
TRANSPORT-EQUIPMENT & LEASING (0.17%)
 Xtra                                                400             19,840
TRANSPORT-MARINE (0.16%)
 Kirby                                               800             19,720
TRANSPORT-SERVICES (0.14%)
 Offshore Logistics                                  900             17,100
TRANSPORT-TRUCK (0.74%)
 Knight Transportation                               600             12,330
 Landstar System /1/                                 400             27,208
 Roadway Express                                     800             19,016
 Yellow                                            1,600             30,368
                                                                     88,922
VITAMINS & NUTRITION PRODUCTS (0.15%)
 NBTY /1/                                          1,400             17,416
WATER (0.09%)
 California Water Service Group                      400             10,260
WEB HOSTING & DESIGN (0.01%)
 Macromedia /1/                                       40                720
WEB PORTALS (0.10%)
 GoTo.Com /1/                                        400              7,780
 StarMedia Network /1/                               600              1,116
 Trizetto Group /1/                                  300              2,775
                                                                     11,671
WIRE & CABLE PRODUCTS (0.27%)
 Belden                                            1,200             32,100

See accompanying notes.

                                MICROCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                MICROCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                MICROCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                MICROCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                MICROCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                MICROCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                MICROCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                MICROCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)



---------------------------------------------------------------------------











                                                              -----------




                                                              -------------

See accompanying notes.

                                MICROCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)


/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (91.36%)
AGRICULTURAL OPERATIONS (0.56%)
                                                                           $
 Monsanto                                                42,000               1,554,000
AIRLINES (1.31%)
 Southwest Airlines                                     196,550               3,634,210
BROADCASTING SERVICES & PROGRAMMING (1.29%)
 AT&T - Liberty Media /1/                               205,100               3,587,199
BUILDING-MAINTENANCE & SERVICE (0.23%)
 Ecolab                                                  15,300                 626,841
CABLE TV (3.08%)
 Adelphia Communications /1/                             35,800               1,467,800
 Charter Communications /1/                             158,000               3,689,300
 USA Networks /1/                                       120,400               3,371,200
                                                                              8,528,300
COMMERCIAL BANKS (4.36%)
 Marshall & Ilsley                                       47,900               2,581,810
 North Fork Bancorp.                                     60,420               1,873,020
 TCF Financial                                          164,600               7,622,626
                                                                             12,077,456
COMMERCIAL SERVICE-FINANCE (2.36%)
 Concord EFS /1/                                         33,100               1,721,531
 Dun & Bradstreet /1/                                     3,350                  94,470
 H&R Block                                               73,000               4,712,150
                                                                              6,528,151
COMMERCIAL SERVICES (0.37%)
 Arbitron                                                42,400               1,021,840
COMPUTER SERVICES (4.41%)
 Bisys Group /1/                                         29,875               1,762,625
 Ceridian /1/                                           221,800               4,251,906
 DST Systems /1/                                         27,000               1,422,900
 Sungard Data Systems /1/                               159,800               4,795,598
                                                                             12,233,029
DATA PROCESSING & MANAGEMENT (1.01%)
 Fiserv /1/                                              43,749               2,799,061
DENTAL SUPPLIES & EQUIPMENT (0.26%)
 Sybron Dental Specialties /1/                           34,666                 710,306
DIVERSIFIED MANUFACTURING OPERATIONS (1.67%)
 Danaher                                                 40,000               2,240,000
 SPX                                                     19,000               2,378,420
                                                                              4,618,420
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (2.52%)
 Cendant /1/                                            358,000               6,981,000
ELECTRIC-GENERATION (0.52%)
 AES                                                     33,243               1,431,111
ELECTRIC-INTEGRATED (7.43%)
 Duke Energy                                            152,800               5,960,728
 Entergy                                                 72,000               2,764,080
 Exelon                                                  49,000               3,141,880
 GPU                                                     97,000               3,409,550
 Niagara Mohawk Holdings                                248,900               4,403,041
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                           $
 NiSource                                                33,500                 915,555
                                                                             20,594,834
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.48%)
 Microchip Technology /1/                                38,900               1,332,325
FIDUCIARY BANKS (1.15%)
 State Street                                            64,600               3,197,054
FINANCE-CONSUMER LOANS (0.35%)
 USA Education                                           13,100                 956,300
FINANCE-CREDIT CARD (0.39%)
 Capital One Financial                                   18,000               1,080,000
FINANCE-INVESTMENT BANKER & BROKER (0.93%)
 Lehman Brothers Holdings                                33,100               2,573,525
FINANCIAL GUARANTEE INSURANCE (2.21%)
 AMBAC Financial Group                                   59,486               3,462,085
 MGIC Investment                                         36,700               2,665,888
                                                                              6,127,973
FOOD-MISCELLANEOUS/DIVERSIFIED (2.71%)
 General Mills                                           29,000               1,269,620
 Quaker Oats                                             68,400               6,241,500
                                                                              7,511,120
FOOD-WHOLESALE/DISTRIBUTION (1.61%)
 Sysco                                                  164,000               4,452,600
HOTELS & MOTELS (1.58%)
 Marriott International                                  92,700               4,388,418
INDEPENDENT POWER PRODUCER (0.45%)
 Calpine /1/                                             32,900               1,243,620
INSTRUMENTS-SCIENTIFIC (0.38%)
 Waters /1/                                              38,600               1,065,746
INTERNET SECURITY (0.53%)
 Check Point Software Technologies /1/                   29,100               1,471,587
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.94%)
 Federated Investors                                     39,500               1,271,900
 Franklin Resources                                      76,300               3,492,251
 Neuberger Berman                                         8,920                 606,560
                                                                              5,370,711
LIFE & HEALTH INSURANCE (1.20%)
 Aflac                                                   74,000               2,330,260
 Nationwide Financial Services                           22,500                 982,125
                                                                              3,312,385
MEDICAL INFORMATION SYSTEM (2.66%)
 IMS Health                                             258,400               7,364,400
MEDICAL INSTRUMENTS (3.91%)
 Apogent Technologies /1/                               104,000               2,558,400
 Beckman Coulter                                         31,000               1,264,800
 Biomet                                                  46,100               2,215,566
 Guidant                                                107,300               3,862,800
 St. Jude Medical                                        15,600                 936,000
                                                                             10,837,566
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.38%)
                                                                           $
 Stryker                                                 19,300               1,058,605
MEDICAL-BIOMEDICAL/GENE (2.39%)
 Biogen /1/                                              76,500               4,158,540
 Genzyme /1/                                             24,520               1,495,720
 Immunex /1/                                             54,400                 965,600
                                                                              6,619,860
MEDICAL-DRUGS (0.60%)
 Medimmune /1/                                           35,000               1,652,000
MEDICAL-HOSPITALS (0.62%)
 Universal Health Services                               37,600               1,710,800
MISCELLANEOUS INVESTING (5.15%)
 AMB Property                                            85,000               2,189,600
 Boston Properties                                       57,600               2,355,840
 Equity Office Properties Trust                         109,000               3,447,670
 Equity Residential Properties Trust                     61,000               3,449,550
 Prologis Trust                                         125,000               2,840,000
                                                                             14,282,660
MULTI-LINE INSURANCE (0.32%)
 Hartford Financial Services                             13,100                 896,040
MULTIMEDIA (1.02%)
 Gemstar-TV Guide International                          66,600               2,837,160
OIL & GAS DRILLING (0.59%)
 Transocean Sedco Forex                                  39,500               1,629,375
OIL COMPANY-EXPLORATION & PRODUCTION (2.93%)
 Apache                                                  20,900               1,060,675
 Burlington Resources                                    29,000               1,158,550
 Devon Energy                                            82,500               4,331,250
 Newfield Exploration /1/                                48,600               1,558,116
                                                                              8,108,591
OIL FIELD MACHINERY & EQUIPMENT (1.43%)
 National-Oilwell /1/                                    50,000               1,340,000
 Weatherford International /1/                           54,700               2,625,600
                                                                              3,965,600
OIL-FIELD SERVICES (0.73%)
 BJ Services /1/                                         36,000               1,021,680
 Hanover Compressor /1/                                  30,300               1,002,627
                                                                              2,024,307
PIPELINES (3.56%)
 Dynegy                                                  34,200               1,590,300
 El Paso                                                107,020               5,622,831
 Williams                                                80,700               2,659,065
                                                                              9,872,196
PUBLICLY TRADED INVESTMENT FUND (4.69%)
 iShares S&P MidCap 400 Fund                             37,600               3,900,624
 S&P MidCap 400 Depository Receipts                      95,370               9,083,992
                                                                             12,984,616
REGIONAL BANKS (1.67%)
 Fifth Third Bancorp                                     77,034               4,625,892
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (0.39%)
                                                                           $
 Family Dollar Stores                                    42,000               1,076,460
RETAIL-JEWELRY (0.60%)
 Tiffany                                                 46,000               1,666,120
SAVINGS & LOANS/THRIFTS (3.83%)
 Charter One Financial                                  110,150               3,513,785
 Golden State Bancorp                                    61,300               1,888,040
 Washington Mutual                                      138,900               5,215,695
                                                                             10,617,520
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.19%)
 Triquint Semiconductor /1/                              24,000                 540,000
TELECOMMUNICATION EQUIPMENT (1.07%)
 Comverse Technology /1/                                 51,400               2,961,668
TELEPHONE-INTEGRATED (4.71%)
 Alltel                                                  69,300               4,245,318
 CenturyTel                                             140,076               4,244,303
 Telephone & Data Systems                                41,900               4,556,625
                                                                             13,046,246
THERAPEUTICS (0.63%)
 ImClone Systems /1/                                     33,300               1,758,240
                                           TOTAL COMMON STOCKS              253,145,044

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (8.31%)
FINANCE-CREDIT CARD (0.15%)
 American Express Credit                             10,000,000
                                                     $                     $
  5.52%; 07/09/01                                       425,000                 424,607
FINANCE-INVESTMENT BANKER & BROKER (0.16%)
 Salomon Smith Barney                                10,000,000
  3.82%; 07/02/01                                       455,000                 454,903
FINANCE-OTHER SERVICES (3.39%)
 Verizon Global Funding                              10,000,000
  3.85%; 07/02/01                                     9,385,000               9,382,993
MONEY CENTER BANKS (4.61%)
 Investment in Joint Trading Account; Citicorp       10,000,000
  4.12%; 07/02/01                                    12,758,917              12,758,917
                                        TOTAL COMMERCIAL PAPER               23,021,420
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.67%)              276,166,464
CASH AND RECEIVABLES, NET OF LIABILITIES (0.33%)                                915,291
                                    TOTAL NET ASSETS (100.00%)             $277,081,755
                                                                           --------------

See accompanying notes.

                                 MIDCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (96.91%)
APPAREL MANUFACTURERS (0.40%)
                                                                   $
 Jones Apparel Group /1/                          2,600                112,320
APPLICATIONS SOFTWARE (3.26%)
 Citrix Systems /1/                               8,300                289,670
 Mercury Interactive /1/                          3,800                227,620
 Peregrine Systems /1/                            5,900                171,100
 Serena Software /1/                              6,000                218,040
                                                                       906,430
AUDIO & VIDEO PRODUCTS (0.23%)
 Polycom /1/                                      2,800                 64,652
BEVERAGES-NON-ALCOHOLIC (0.77%)
 Pepsi Bottling Group                             5,300                212,530
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.53%)
 Dycom Industries /1/                             6,400                146,752
CASINO SERVICES (0.97%)
 International Game Technology                    4,300                269,825
CELLULAR TELECOMMUNICATIONS (0.23%)
 US Cellular /1/                                  1,100                 63,415
CHEMICALS-SPECIALTY (0.83%)
 Cabot                                            1,400                 50,428
 Cabot Microelectronics /1/                       1,900                117,800
 Eastman Chemical                                 1,300                 61,919
                                                                       230,147
CIRCUIT BOARDS (0.54%)
 Jabil Circuit /1/                                4,900                151,214
COMMERCIAL SERVICE-FINANCE (1.01%)
 Equifax                                          4,500                165,060
 H&R Block                                        1,800                116,190
                                                                       281,250
COMMERCIAL SERVICES (0.17%)
 Quanta Services /1/                              2,100                 46,284
COMPUTER AIDED DESIGN (0.73%)
 Autodesk                                         4,400                164,120
 Cadence Design Systems /1/                       2,100                 39,123
                                                                       203,243
COMPUTER SERVICES (2.97%)
 DST Systems /1/                                  5,000                263,500
 Sungard Data Systems /1/                        14,400                432,144
 Unisys                                           8,800                129,448
                                                                       825,092
COMPUTERS-INTEGRATED SYSTEMS (2.72%)
 Brocade Communications System /1/                9,000                395,910
 Jack Henry & Associates                          6,200                192,200
 Mentor Graphics                                  4,600                 80,500
 Synopsys /1/                                     1,800                 87,102
                                                                       755,712
COMPUTERS-PERIPHERAL EQUIPMENT (1.02%)
 Lexmark International /1/                        4,200                282,450
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (0.35%)
                                                                   $
 Avon Products                                    2,100                 97,188
DATA PROCESSING & MANAGEMENT (2.04%)
 Acxiom /1/                                       4,300                 56,287
 American Management Systems /1/                  4,300                101,480
 Fiserv /1/                                       3,000                191,940
 SEI Investments                                  4,600                218,040
                                                                       567,747
DENTAL SUPPLIES & EQUIPMENT (0.53%)
 Dentsply International                           3,300                146,355
DIAGNOSTIC EQUIPMENT (0.70%)
 Cytyc /1/                                        8,400                193,620
DIAGNOSTIC KITS (0.44%)
 Idexx Laboratories /1/                           3,900                121,875
DISTRIBUTION/WHOLESALE (0.54%)
 Tech Data /1/                                    4,500                150,120
DIVERSIFIED MANUFACTURING OPERATIONS (0.30%)
 Danaher                                          1,500                 84,000
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (1.28%)
 Cendant /1/                                      6,800                132,600
 Viad                                             8,400                221,760
                                                                       354,360
DRUG DELIVERY SYSTEMS (1.11%)
 Andrx Group /1/                                  4,000                308,000
E-COMMERCE/SERVICES (0.28%)
 TMP Worldwide /1/                                1,300                 78,000
ELECTRIC-INTEGRATED (0.55%)
 Entergy                                          4,000                153,560
ELECTRICAL COMPONENTS & EQUIPMENT (0.35%)
 Power-One /1/                                    5,800                 96,512
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.81%)
 Sanmina /1/                                     10,900                255,169
 Sawtek /1/                                       3,200                 75,296
 Vishay Intertechnology /1/                       7,500                172,500
                                                                       502,965
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.32%)
 Advanced Micro Devices /1/                       9,000                259,920
 Applied Micro Circuits /1/                       3,700                 63,640
 Cree /1/                                         3,200                 83,664
 Fairchild Semiconductor International /1/       10,500                241,500
 International Rectifier /1/                      4,600                156,860
 Lattice Semiconductor /1/                        7,200                175,680
 Nvidia /1/                                       3,300                306,075
 Semtech /1/                                      4,500                135,000
 Transwitch /1/                                   4,900                 53,900
                                                                     1,476,239
ENTERPRISE SOFTWARE/SERVICE (1.56%)
 Advent Software /1/                              2,500                158,750
 Micromuse /1/                                    4,100                114,759
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE/SERVICE (CONTINUED)
                                                                   $
 Sybase /1/                                       9,700                159,565
                                                                       433,074
FINANCE-AUTO LOANS (0.37%)
 AmeriCredit /1/                                  2,000                103,900
FINANCE-COMMERCIAL (0.73%)
 Heller Financial                                 5,100                204,000
FINANCE-CREDIT CARD (4.08%)
 Capital One Financial                            5,800                348,000
 Metris                                           4,000                134,840
 Providian Financial                             11,000                651,200
                                                                     1,134,040
FINANCE-INVESTMENT BANKER & BROKER (0.78%)
 AG Edwards                                       4,800                216,000
FOOD-DAIRY PRODUCTS (0.55%)
 Suiza Foods /1/                                  2,900                153,990
FOOD-MEAT PRODUCTS (0.28%)
 Smithfield Foods /1/                             1,900                 76,570
FOOD-MISCELLANEOUS/DIVERSIFIED (0.60%)
 General Mills                                    3,800                166,364
HUMAN RESOURCES (1.00%)
 Heidrick & Struggles /1/                         2,200                 44,726
 Manpower                                         4,200                125,580
 Robert Half International                        4,300                107,027
                                                                       277,333
IDENTIFICATION SYSTEM/DEVELOPMENT (0.68%)
 Symbol Technologies                              8,550                189,810
INDEPENDENT POWER PRODUCER (1.70%)
 Calpine /1/                                      5,600                211,680
 NRG Energy /1/                                   4,700                103,776
 Utilicorp United                                 5,100                155,805
                                                                       471,261
INSTRUMENTS-CONTROLS (0.34%)
 Johnson Controls                                 1,300                 94,211
INSTRUMENTS-SCIENTIFIC (1.40%)
 Applied Biosystems Group                         6,700                179,225
 PerkinElmer                                      1,600                 44,048
 Waters /1/                                       6,000                165,660
                                                                       388,933
INSURANCE BROKERS (0.49%)
 Arthur J. Gallagher                              5,200                135,200
INTERNET APPLICATION SOFTWARE (0.15%)
 Art Technology Group /1/                         7,200                 41,760
INTERNET INFRASTRUCTURE SOFTWARE (0.26%)
 Tibco Software /1/                               5,700                 72,789
INTERNET SECURITY (1.96%)
 Check Point Software Technologies /1/            1,000                 50,570
 Internet Security Systems /1/                    1,600                 77,696
 RSA Security /1/                                 2,000                 61,900
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (CONTINUED)
                                                                   $
 SonicWall /1/                                    2,800                 70,588
 Symantec /1/                                     4,300                187,867
 VeriSign /1/                                     1,600                 96,016
                                                                       544,637
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.79%)
 Federated Investors                              6,800                218,960
LASERS-SYSTEMS & COMPONENTS (0.34%)
 Electro Scientific Industries /1/                2,500                 95,250
MEDICAL INSTRUMENTS (0.47%)
 Biomet                                           2,700                129,762
MEDICAL LABORATORY & TESTING SERVICE (1.08%)
 Quest Diagnostics /1/                            4,000                299,400
MEDICAL PRODUCTS (0.99%)
 Johnson & Johnson                                5,488                274,400
MEDICAL-BIOMEDICAL/GENE (5.02%)
 Genzyme /1/                                      5,600                341,600
 Human Genome Sciences /1/                        2,000                120,500
 Icos /1/                                         2,500                160,000
 Idec Pharmaceuticals /1/                         6,700                453,523
 Millennium Pharmaceuticals /1/                   2,600                 92,508
 Protein Design Labs /1/                          2,600                225,576
                                                                     1,393,707
MEDICAL-DRUGS (7.99%)
 Allergan                                         5,200                444,600
 Forest Laboratories /1/                          7,400                525,400
 IVAX                                             8,375                326,625
 King Pharmaceuticals /1/                         7,500                403,125
 Medimmune /1/                                   11,000                519,200
                                                                     2,218,950
MEDICAL-GENERIC DRUGS (0.61%)
 Barr Laboratories /1/                            2,400                168,984
MEDICAL-HMO (1.07%)
 Oxford Health Plans /1/                          5,000                143,000
 UnitedHealth Group                               2,500                154,375
                                                                       297,375
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.58%)
 Amerisource Health /1/                           2,900                160,370
MOTION PICTURES & SERVICES (0.76%)
 Macrovision /1/                                  3,100                212,350
MOTORCYCLE & MOTOR SCOOTER (1.17%)
 Harley-Davidson                                  6,900                324,852
MULTIMEDIA (0.39%)
 Belo                                             5,700                107,388
NETWORKING PRODUCTS (1.37%)
 Anixter International /1/                        5,800                178,060
 Black Box /1/                                    2,000                134,720
 Emulex /1/                                       1,700                 68,680
                                                                       381,460
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE FURNISHINGS-ORIGINAL (0.20%)
                                                                   $
 Herman Miller                                    2,300                 55,660
OIL & GAS DRILLING (1.73%)
 Ensco International                              6,000                140,400
 Nabors Industries /1/                            5,000                186,000
 Noble Drilling /1/                               4,700                153,925
                                                                       480,325
OIL COMPANY-EXPLORATION & PRODUCTION (2.00%)
 Anadarko Petroleum                               1,500                 81,045
 Devon Energy                                     3,700                194,250
 Louis Dreyfus Natural Gas /1/                    3,400                118,490
 Murphy Oil                                       2,200                161,920
                                                                       555,705
OIL FIELD MACHINERY & EQUIPMENT (0.24%)
 Universal Compression Holdings /1/               2,300                 65,320
OIL-FIELD SERVICES (0.94%)
 BJ Services /1/                                  9,200                261,096
PAPER & RELATED PRODUCTS (0.23%)
 Bowater                                          1,400                 62,636
PIPELINES (1.34%)
 Dynegy                                           8,000                372,000
POWER CONVERTER & SUPPLY EQUIPMENT (0.92%)
 American Power Conversion /1/                   10,300                162,225
 C&D Technologies                                 3,000                 93,000
                                                                       255,225
PUBLISHING-BOOKS (0.52%)
 Scholastic /1/                                   3,400                143,140
RADIO (0.46%)
 COX Radio /1/                                    4,600                128,110
RETAIL-APPAREL & SHOE (0.74%)
 American Eagle Outfitters /1/                    3,100                109,244
 Talbots                                          2,200                 96,250
                                                                       205,494
RETAIL-BEDDING (1.26%)
 Bed Bath & Beyond /1/                           11,200                349,440
RETAIL-CATALOG SHOPPING (0.62%)
 MSC Industrial Direct                            9,900                172,260
RETAIL-DISCOUNT (1.17%)
 BJ's Wholesale Club /1/                          4,600                244,996
 Dollar Tree Stores /1/                           2,900                 80,736
                                                                       325,732
RETAIL-JEWELRY (0.60%)
 Tiffany                                          4,600                166,612
RETAIL-MAIL ORDER (0.73%)
 Williams-Sonoma /1/                              5,200                201,864
RETAIL-RESTAURANTS (1.15%)
 Brinker International /1/                        7,200                186,120
 Darden Restaurants                               4,800                133,920
                                                                       320,040
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.05%)
                                                                   $
 Atmel /1/                                       20,400                275,196
 Integrated Device Technology /1/                 5,800                183,802
 Triquint Semiconductor /1/                       4,900                110,250
                                                                       569,248
SEMICONDUCTOR EQUIPMENT (3.35%)
 Credence Systems /1/                             2,000                 48,480
 Kla-Tencor /1/                                   5,800                339,126
 Lam Research /1/                                 3,200                 94,880
 Novellus Systems /1/                             7,900                448,641
                                                                       931,127
TELECOMMUNICATION EQUIPMENT (1.19%)
 Digital Lightwave /1/                            1,600                 59,136
 Scientific-Atlanta                               6,700                272,020
                                                                       331,156
TELECOMMUNICATION SERVICES (0.61%)
 Inet Technologies /1/                            3,500                 28,665
 Time Warner Telecom /1/                          4,200                140,784
                                                                       169,449
TELEPHONE-INTEGRATED (1.00%)
 CenturyTel                                       4,500                136,350
 Telephone & Data Systems                         1,300                141,375
                                                                       277,725
TELEVISION (1.10%)
 Hearst-Argyle Television                         2,900                 58,000
 Univision Communications /1/                     5,800                248,124
                                                                       306,124
TRANSPORT-AIR FREIGHT (0.40%)
 Atlas Air Worldwide Holdings /1/                 4,400                 62,304
 EGL /1/                                          2,800                 48,888
                                                                       111,192
TRANSPORT-SERVICES (0.50%)
 United Parcel Service                            2,400                138,720
WEB HOSTING & DESIGN (0.32%)
 Macromedia /1/                                   5,000                 90,000
                                   TOTAL COMMON STOCKS              26,914,337
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (96.91%)              26,914,337
CASH AND RECEIVABLES, NET OF LIABILITIES (3.09%)                       857,150
                            TOTAL NET ASSETS (100.00%)             $27,771,487
                                                                   -------------

See accompanying notes.

                             MIDCAP GROWTH ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                             MIDCAP GROWTH ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          MIDCAP GROWTH EQUITY ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (94.69%)
ADVERTISING SALES (0.66%)
                                                                  $
 Lamar Advertising /1/                             970                42,680
ADVERTISING SERVICES (0.98%)
 Getty Images /1/                                2,430                63,812
APPAREL MANUFACTURERS (0.37%)
 Coach /1/                                         630                23,972
APPLICATIONS SOFTWARE (3.62%)
 Mercury Interactive /1/                           620                37,138
 Peregrine Systems /1/                           2,610                75,690
 Quest Software /1/                              1,530                57,757
 Rational Software /1/                           2,300                64,515
                                                                     235,100
AUDIO & VIDEO PRODUCTS (0.72%)
 Polycom /1/                                     2,020                46,642
BEVERAGES-NON-ALCOHOLIC (0.33%)
 Pepsi Bottling Group                              530                21,253
BUSINESS TO BUSINESS/E-COMMERCE (0.71%)
 I2 Technologies /1/                             2,340                46,332
CABLE TV (0.54%)
 Mediacom Communications                         2,000                35,320
CASINO SERVICES (0.72%)
 International Game Technology                     740                46,435
CHEMICALS-SPECIALTY (0.59%)
 Cabot Microelectronics /1/                        620                38,440
CIRCUIT BOARDS (0.97%)
 Jabil Circuit /1/                               2,030                62,646
COMMERCIAL BANKS (0.39%)
 TCF Financial                                     540                25,007
COMPUTER SERVICES (0.36%)
 DST Systems /1/                                   440                23,188
COMPUTERS (0.70%)
 Apple Computer                                  1,950                45,337
COMPUTERS-INTEGRATED SYSTEMS (1.83%)
 Brocade Communications System /1/               2,200                96,778
 McData /1/                                      1,020                22,277
                                                                     119,055
COMPUTERS-MEMORY DEVICES (1.26%)
 StorageNetworks /1/                             4,830                82,062
DATA PROCESSING & MANAGEMENT (1.68%)
 Fiserv /1/                                      1,020                65,260
 SEI Investments                                   930                44,082
                                                                     109,342
DENTAL SUPPLIES & EQUIPMENT (0.58%)
 Dentsply International                            850                37,698
DIAGNOSTIC EQUIPMENT (0.53%)
 Cytyc /1/                                       1,500                34,575
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (1.25%)
                                                                  $
 SPX                                               650                81,367
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (0.63%)
 Cendant /1/                                     2,110                41,145
DRUG DELIVERY SYSTEMS (0.51%)
 Andrx Group /1/                                   430                33,110
E-COMMERCE/SERVICES (1.73%)
 Homestore.com /1/                                 680                23,773
 TMP Worldwide /1/                               1,480                88,800
                                                                     112,573
E-MARKETING/INFORMATION (0.85%)
 DoubleClick /1/                                 3,940                55,002
EDUCATIONAL SOFTWARE (0.79%)
 SmartForce /1/                                  1,460                51,436
ELECTRIC-GENERATION (0.41%)
 Orion Power Holdings /1/                        1,120                26,667
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.44%)
 Sanmina /1/                                     3,990                93,406
ELECTRONIC COMPONENTS-SEMICONDUCTOR (7.97%)
 Advanced Micro Devices /1/                      2,960                85,485
 Agere Systems /1/                               3,800                28,500
 Applied Micro Circuits /1/                      4,010                68,972
 Broadcom /1/                                      860                36,774
 Lattice Semiconductor /1/                       1,090                26,596
 LSI Logic /1/                                   3,420                64,296
 Nvidia /1/                                        540                50,085
 PMC - Sierra /1/                                1,490                46,294
 QLogic /1/                                      1,180                76,051
 Semtech /1/                                     1,140                34,200
                                                                     517,253
ENERGY-ALTERNATE SOURCES (0.40%)
 Aquila /1/                                      1,050                25,883
ENTERPRISE SOFTWARE/SERVICE (0.91%)
 Micromuse /1/                                   2,120                59,339
ENTERTAINMENT SOFTWARE (2.14%)
 Electronic Arts /1/                             1,630                94,377
 THQ                                               750                44,722
                                                                     139,099
ENVIRONMENTAL CONSULTING & ENGINEERING (0.36%)
 Tetra Tech                                        850                23,120
FINANCE-CREDIT CARD (1.96%)
 Capital One Financial                             500                30,000
 Providian Financial                             1,640                97,088
                                                                     127,088
FINANCE-INVESTMENT BANKER & BROKER (0.63%)
 Instinet Group                                  2,200                41,008
FOOD-DAIRY PRODUCTS (0.60%)
 Suiza Foods /1/                                   730                38,763
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (1.17%)
                                                                  $
 General Mills                                   1,740                76,177
HOTELS & MOTELS (0.59%)
 Starwood Hotels & Resorts Worldwide             1,020                38,026
INDEPENDENT POWER PRODUCER (0.33%)
 Reliant Resources                                 880                21,736
INDUSTRIAL GASES (0.37%)
 Air Products & Chemicals                          520                23,790
INSTRUMENTS-CONTROLS (0.34%)
 Thermo Electron /1/                             1,010                22,240
INSTRUMENTS-SCIENTIFIC (1.23%)
 Millipore                                         590                36,568
 Waters /1/                                      1,570                43,348
                                                                      79,916
INSURANCE BROKERS (0.56%)
 Willis Group Holdings /1/                       2,030                36,033
INTERNET APPLICATION SOFTWARE (1.94%)
 Interwoven /1/                                  1,770                29,913
 Netegrity /1/                                   1,610                48,300
 Vignette /1/                                    5,400                47,898
                                                                     126,111
INTERNET INFRASTRUCTURE SOFTWARE (0.91%)
 Openwave Systems /1/                            1,700                58,990
INTERNET SECURITY (1.00%)
 Internet Security Systems /1/                     270                13,111
 VeriSign /1/                                      860                51,609
                                                                      64,720
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.37%)
 Neuberger Berman                                  350                23,800
LIFE & HEALTH INSURANCE (0.88%)
 Nationwide Financial Services                     590                25,753
 Phoenix                                         1,680                31,248
                                                                      57,001
MEDICAL INFORMATION SYSTEM (1.07%)
 IMS Health                                      2,440                69,540
MEDICAL INSTRUMENTS (1.62%)
 Biomet                                          1,080                51,905
 St. Jude Medical                                  890                53,400
                                                                     105,305
MEDICAL LABORATORY & TESTING SERVICE (0.84%)
 Laboratory Corp. of America Holdings /1/          710                54,599
MEDICAL PRODUCTS (1.74%)
 Henry Schein /1/                                1,440                55,080
 Varian Medical Systems                            810                57,915
                                                                     112,995
MEDICAL-BIOMEDICAL/GENE (3.89%)
 Genzyme /1/                                     1,320                80,520
 Idec Pharmaceuticals /1/                        1,130                76,490
 Inhale Therapeutic Systems /1/                    820                18,860
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                  $
 Invitrogen /1/                                  1,070                76,826
                                                                     252,696
MEDICAL-DRUGS (3.99%)
 Allergan                                          520                44,460
 Cephalon /1/                                      630                44,415
 Forest Laboratories /1/                         1,090                77,390
 King Pharmaceuticals /1/                        1,730                92,987
                                                                     259,252
MEDICAL-GENERIC DRUGS (1.38%)
 Watson Pharmaceutical /1/                       1,450                89,378
MEDICAL-HOSPITALS (0.86%)
 Universal Health Services                       1,220                55,510
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.12%)
 Amerisource Health /1/                          1,320                72,996
METAL-ALUMINUM (0.52%)
 Alcan                                             810                34,036
MOTION PICTURES & SERVICES (1.06%)
 Macrovision /1/                                 1,000                68,500
MOTORCYCLE & MOTOR SCOOTER (0.15%)
 Harley-Davidson                                   210                 9,887
NETWORKING PRODUCTS (2.74%)
 Extreme Networks /1/                            2,470                72,865
 Oni Systems /1/                                 2,110                58,869
 Tellium                                         2,550                46,410
                                                                     178,144
OIL COMPANY-EXPLORATION & PRODUCTION (1.83%)
 Kerr-McGee                                        690                45,726
 Noble Affiliates                                  830                29,341
 Ocean Energy                                    2,510                43,799
                                                                     118,866
OIL FIELD MACHINERY & EQUIPMENT (1.15%)
 Cooper Cameron /1/                              1,340                74,772
PHARMACY SERVICES (0.53%)
 Express Scripts /1/                               620                34,119
PHYSICAL THERAPY & REHABILITATION CENTERS (0.61%)
 Healthsouth /1/                                 2,460                39,286
POWER CONVERTER & SUPPLY EQUIPMENT (0.56%)
 Capstone Turbine /1/                            1,640                36,228
RADIO (0.55%)
 Westwood One                                      960                35,376
RETAIL-APPAREL & SHOE (0.57%)
 Abercrombie & Fitch /1/                           830                36,935
RETAIL-BEDDING (0.83%)
 Bed Bath & Beyond /1/                           1,730                53,976
RETAIL-BOOKSTORE (0.99%)
 Barnes & Noble /1/                              1,640                64,534
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-COMPUTER EQUIPMENT (0.67%)
                                                                  $
 CDW Computer Centers /1/                        1,100                43,681
RETAIL-CONSUMER ELECTRONICS (0.71%)
 Best Buy /1/                                      730                46,370
RETAIL-JEWELRY (0.61%)
 Tiffany                                         1,100                39,842
RETAIL-RESTAURANTS (0.46%)
 Tricon Global Restaurants /1/                     680                29,852
SCHOOLS (1.00%)
 Apollo Group /1/                                1,530                64,948
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.32%)
 Integrated Device Technology /1/                1,670                52,922
 Marvell Technology Group /1/                    1,210                32,549
                                                                      85,471
SEMICONDUCTOR EQUIPMENT (4.80%)
 Amkor Technology /1/                              530                11,713
 Kla-Tencor /1/                                  1,650                96,475
 Lam Research /1/                                2,770                82,131
 MKS Instruments /1/                               850                24,480
 Novellus Systems /1/                            1,700                96,543
                                                                     311,342
TELECOM EQUIPMENT FIBER OPTICS (1.08%)
 Finisar /1/                                     3,740                69,863
TELECOMMUNICATION EQUIPMENT (2.10%)
 Sonus Networks /1/                              4,100                95,776
 UTStarcom /1/                                   1,750                40,775
                                                                     136,551
TELECOMMUNICATION SERVICES (0.35%)
 Time Warner Telecom /1/                           670                22,458
TELEPHONE-INTEGRATED (1.21%)
 Broadwing                                       1,730                42,298
 McLeodUSA /1/                                   7,910                36,307
                                                                      78,605
TELEVISION (1.22%)
 Univision Communications /1/                    1,850                79,143
TOYS (0.75%)
 Mattel                                          2,560                48,435
                                  TOTAL COMMON STOCKS              6,147,186
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (94.69%)              6,147,186
CASH AND RECEIVABLES, NET OF LIABILITIES (5.31%)                     344,714
                           TOTAL NET ASSETS (100.00%)             $6,491,900
                                                                  ------------

See accompanying notes.

                          MIDCAP GROWTH EQUITY ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                          MIDCAP GROWTH EQUITY ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)


/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (91.35%)
APPLICATIONS SOFTWARE (0.55%)
                                                                    $
 Compuware /1/                                     3,400                47,566
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.02%)
 Lear /1/                                          2,500                87,250
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.88%)
 Vulcan Materials                                  1,400                75,250
CABLE TV (1.24%)
 USA Networks /1/                                  3,800               106,400
CHEMICALS-SPECIALTY (0.38%)
 Cabot                                               900                32,418
COMMERCIAL BANKS (2.34%)
 BB&T                                              2,500                91,750
 SouthTrust                                        4,200               109,200
                                                                       200,950
COMMERCIAL SERVICE-FINANCE (3.44%)
 Dun & Bradstreet /1/                              3,450                97,290
 H&R Block                                         2,400               154,920
 Moody's                                           1,300                43,550
                                                                       295,760
COMPUTER AIDED DESIGN (1.06%)
 Cadence Design Systems /1/                        4,900                91,287
COMPUTERS (0.84%)
 Apple Computer                                    3,100                72,075
CRUISE LINES (1.43%)
 Carnival                                          4,000               122,800
DATA PROCESSING & MANAGEMENT (0.78%)
 Choicepoint /1/                                   1,600                67,280
DIVERSIFIED MANUFACTURING OPERATIONS (1.92%)
 FMC                                               1,500               102,840
 SPX                                                 500                62,590
                                                                       165,430
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (1.20%)
 Viad                                              3,900               102,960
ELECTRIC-INTEGRATED (5.54%)
 American Electric Power                           1,700                78,489
 Dominion Resources                                1,300                78,169
 DPL                                               2,100                60,816
 Entergy                                           1,600                61,424
 Exelon                                            1,750               112,210
 Teco Energy                                       2,800                85,400
                                                                       476,508
ELECTRONIC PARTS DISTRIBUTION (0.90%)
 Arrow Electronics                                 3,200                77,728
ENTERPRISE SOFTWARE/SERVICE (1.22%)
 Computer Associates International                 2,900               104,400
FILTRATION & SEPARATION PRODUCTS (1.23%)
 Pall                                              4,500               105,885
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-COMMERCIAL (1.49%)
                                                                    $
 Heller Financial                                  3,200               128,000
FINANCE-CREDIT CARD (1.26%)
 Capital One Financial                             1,800               108,000
FINANCE-INVESTMENT BANKER & BROKER (0.81%)
 Lehman Brothers Holdings                            900                69,975
FINANCIAL GUARANTEE INSURANCE (3.74%)
 AMBAC Financial Group                             1,700                98,940
 MBIA                                              2,400               133,632
 Radian Group                                      2,200                88,990
                                                                       321,562
INDEPENDENT POWER PRODUCER (0.78%)
 Utilicorp United                                  2,200                67,210
INDUSTRIAL GASES (1.17%)
 Air Products & Chemicals                          2,200               100,650
INSTRUMENTS-CONTROLS (1.01%)
 Johnson Controls                                  1,200                86,964
INSURANCE BROKERS (0.79%)
 Willis Group Holdings /1/                         3,800                67,450
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.27%)
 Federated Investors                               3,400               109,480
LIFE & HEALTH INSURANCE (2.92%)
 John Hancock Financial Services                   2,800               112,728
 Phoenix                                           2,100                39,060
 UnumProvident                                     3,100                99,572
                                                                       251,360
MEDICAL INSTRUMENTS (1.28%)
 Beckman Coulter                                   2,700               110,160
MEDICAL PRODUCTS (1.75%)
 Becton Dickinson                                  4,200               150,318
MEDICAL-DRUGS (0.66%)
 ICN Pharmaceuticals                               1,800                57,096
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.07%)
 Bergen Brunswig                                   4,800                92,256
METAL PROCESSORS & FABRICATION (0.61%)
 Precision Castparts                               1,400                52,388
METAL-ALUMINUM (0.83%)
 Alcan                                             1,700                71,434
MISCELLANEOUS INVESTING (4.41%)
 Archstone Communities Trust                       1,600                41,248
 AvalonBay Communities                               900                42,075
 Boston Properties                                 2,800               114,520
 Equity Residential Properties Trust               1,200                67,860
 Vornado Realty Trust                              2,900               113,216
                                                                       378,919
MULTI-LINE INSURANCE (0.97%)
 Loews                                             1,300                83,759
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (2.13%)
                                                                    $
 Belo                                              6,400               120,576
 E.W. Scripps                                        900                62,100
                                                                       182,676
NON-HAZARDOUS WASTE DISPOSAL (2.47%)
 Waste Management                                  6,900               212,658
OIL & GAS DRILLING (0.41%)
 Rowan                                             1,600                35,360
OIL COMPANY-EXPLORATION & PRODUCTION (4.86%)
 Anadarko Petroleum                                  700                37,821
 Apache                                            1,300                65,975
 Burlington Resources                              1,500                59,925
 Devon Energy                                        700                36,750
 EOG Resources                                     1,800                63,990
 Louis Dreyfus Natural Gas /1/                     1,500                52,275
 Mitchell Energy & Development                     1,300                60,125
 XTO Energy                                        2,850                40,897
                                                                       417,758
OIL COMPANY-INTEGRATED (0.55%)
 USX-Marathon Group                                1,600                47,216
OIL FIELD MACHINERY & EQUIPMENT (0.61%)
 Weatherford International /1/                     1,100                52,800
PHARMACY SERVICES (1.88%)
 Omnicare                                          8,000               161,600
PRINTING-COMMERCIAL (0.50%)
 Valassis Communications                           1,200                42,960
PROPERTY & CASUALTY INSURANCE (2.80%)
 Chubb                                             1,300               100,659
 XL Capital                                        1,700               139,570
                                                                       240,229
PUBLISHING-NEWSPAPERS (1.93%)
 Knight Ridder                                     2,800               166,040
RADIO (3.66%)
 COX Radio /1/                                     3,600               100,260
 Entercom Communications /1/                       1,600                85,776
 Westwood One                                      3,500               128,975
                                                                       315,011
REGIONAL BANKS (0.74%)
 Comerica                                          1,100                63,360
RETAIL-APPAREL & SHOE (0.81%)
 Ross Stores                                       2,900                69,455
RETAIL-AUTO PARTS (1.40%)
 Autozone /1/                                      3,200               120,000
RETAIL-BOOKSTORE (0.69%)
 Barnes & Noble /1/                                1,500                59,025
RETAIL-CONSUMER ELECTRONICS (0.89%)
 RadioShack                                        2,500                76,250
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (1.00%)
                                                                    $
 May Department Stores                             2,500                85,650
RETAIL-RESTAURANTS (0.72%)
 Tricon Global Restaurants /1/                     1,400                61,460
SAVINGS & LOANS/THRIFTS (5.61%)
 Astoria Financial                                 1,900               104,500
 Dime Bancorp                                      3,500               130,375
 Golden State Bancorp                              2,000                61,600
 Golden West Financial                               800                51,392
 Greenpoint Financial                              3,500               134,400
                                                                       482,267
SEMICONDUCTOR EQUIPMENT (1.12%)
 Lam Research /1/                                  1,700                50,405
 Photronics /1/                                    1,800                46,188
                                                                        96,593
TELEPHONE-INTEGRATED (2.62%)
 Broadwing                                         6,100               149,145
 Telephone & Data Systems                            700                76,125
                                                                       225,270
TRANSPORT-MARINE (1.16%)
 Teekay Shipping                                   2,500               100,050
                                    TOTAL COMMON STOCKS              7,852,616
                                                                    ----------

                   TOTAL PORTFOLIO INVESTMENTS (91.35%)              7,852,616
CASH AND RECEIVABLES, NET OF LIABILITIES (8.65%)                       743,973
                             TOTAL NET ASSETS (100.00%)             $8,596,589
                                                                    ------------

See accompanying notes.

                              MIDCAP VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (91.57%)
ASSET BACKED SECURITIES (16.21%)
 Ciesco                                                10,000,000
                                                       $                     $
  4.65%; 07/03/01                                         600,000                 599,767
 Corporate Asset Funding                               10,000,000
  3.88%; 08/16/01                                         700,000                 696,454
  3.94%; 07/24/01                                         600,000                 598,424
  3.94%; 08/03/01                                         700,000                 697,395
  3.95%; 07/27/01                                         600,000                 598,222
 CXC                                                   10,000,000
  3.61%; 09/21/01                                         700,000                 694,174
  3.67%; 09/27/01                                         650,000                 644,103
  3.76%; 09/13/01                                         700,000                 694,517
  3.80%; 08/28/01                                         600,000                 596,263
  3.81%; 09/06/01                                         600,000                 595,682
  3.85%; 08/06/01                                         500,000                 498,022
  3.88%; 08/06/01                                         500,000                 498,006
  3.97%; 07/27/01                                         550,000                 548,362
  4.00%; 07/26/01                                         500,000                 498,556
  4.23%; 07/02/01                                         450,000                 449,894
  4.25%; 07/17/01                                       1,000,000                 997,993
 Peacock Funding                                       10,000,000
  3.74%; 09/07/01                                         750,000                 744,624
  3.91%; 08/02/01                                         500,000                 498,208
  3.96%; 08/13/01                                         700,000                 696,612
  4.69%; 07/03/01                                       1,080,000               1,079,578
 Private Export Funding                                10,000,000
  3.63%; 12/13/01                                         700,000                 688,283
  4.20%; 07/17/01                                         700,000                 698,612
  4.65%; 07/12/01                                         600,000                 599,070
 Quincy Capital                                        10,000,000
  3.70%; 09/17/01                                         700,000                 694,316
  3.74%; 09/14/01                                         700,000                 694,473
  3.97%; 08/15/01                                         700,000                 696,449
  4.65%; 07/12/01                                       1,347,000               1,344,912
 Receivables Capital                                   10,000,000
  3.75%; 09/12/01                                         600,000                 595,375
  3.76%; 09/10/01                                         600,000                 595,488
  3.92%; 08/15/01                                         700,000                 696,494
 Windmill Funding                                      10,000,000
  3.70%; 08/16/01                                         500,000                 497,585
  3.75%; 08/28/01                                         700,000                 695,698
  3.76%; 09/12/01                                         600,000                 595,363
  3.83%; 08/08/01                                         600,000                 597,510
  4.20%; 07/10/01                                         610,000                 609,280
  4.65%; 07/16/01                                         600,000                 598,760
                                                                               23,822,524
BEVERAGES-NON-ALCOHOLIC (0.98%)
 Coca-Cola                                             10,000,000
  3.72%; 08/30/01                                         700,000                 695,588
  4.15%; 08/03/01                                         750,000                 747,060
                                                                                1,442,648
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.79%)
 Vulcan Materials                                      10,000,000
  4.15%; 08/01/01                                         560,000                 557,934
  4.25%; 07/10/01                                         600,000                 599,292
                                                                                1,157,226
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
CHEMICALS-DIVERSIFIED (0.40%)
 E. I. Dupont De Nemours                               10,000,000
                                                       $                     $
  4.18%; 07/13/01                                         595,000                 594,102
COATINGS & PAINT (0.47%)
 Sherwin-Williams                                      10,000,000
  3.90%; 08/20/01                                         700,000                 696,133
COMMERCIAL BANKS (1.69%)
 Bank One                                              10,000,000
  3.94%; 08/21/01                                         700,000                 696,016
  5.20%; 02/15/02                                         600,000                 600,000
 John Deere Bank                                       10,000,000
  3.65%; 08/22/01                                         700,000                 696,239
  4.19%; 07/24/01                                         500,000                 498,603
                                                                                2,490,858
CONSULTING SERVICES (0.34%)
 Comdisco                                              10,000,000
  3.85%; 08/28/01                                         500,000                 496,845
COSMETICS & TOILETRIES (0.36%)
 Kimberly Clark                                        10,000,000
  3.93%; 07/17/01                                         525,000                 524,026
DIVERSIFIED FINANCIAL SERVICES (12.61%)
 General Electric Capital                              10,000,000
  3.82%; 08/24/01                                         500,000                 497,082
  3.85%; 08/14/01                                       1,000,000                 995,187
  3.90%; 08/14/01                                         575,000                 572,197
  3.90%; 08/16/01                                         630,000                 626,792
  4.19%; 07/26/01                                         700,000                 697,882
  5.45%; 09/19/01                                         615,000                 609,894
  5.48%; 09/05/01                                         600,000                 595,645
  5.58%; 08/27/01                                         600,000                 596,191
 John Deere Capital                                    10,000,000
  3.65%; 08/27/01                                         705,000                 700,854
  4.25%; 07/27/01                                         800,000                 797,450
 Verizon Network Funding                               10,000,000
  3.82%; 08/14/01                                         500,000                 497,613
  3.86%; 08/22/01                                         700,000                 696,022
  3.91%; 07/31/01                                       1,050,000               1,046,465
  3.94%; 07/24/01                                       1,190,000               1,186,862
  4.18%; 07/23/01                                         595,000                 593,411
  4.18%; 07/26/01                                         650,000                 648,038
  4.24%; 07/05/01                                         800,000                 799,529
  4.25%; 07/03/01                                         480,000                 479,830
 Wells Fargo Financial                                 10,000,000
  3.54%; 11/26/01                                         610,000                 601,062
  3.56%; 09/18/01                                         535,000                 530,768
  3.82%; 08/13/01                                         505,000                 502,642
  3.85%; 08/02/01                                         645,000                 642,724
  3.86%; 08/01/01                                         605,000                 602,924
  3.86%; 09/28/01                                         600,000                 594,210
  3.96%; 08/08/01                                         575,000                 572,533
  4.18%; 07/11/01                                         600,000                 599,234
  4.18%; 07/23/01                                         600,000                 598,398
  4.63%; 07/06/01                                         650,000                 649,498
                                                                               18,530,937
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (0.84%)
 Tyco International                                    10,000,000
                                                       $                     $
  3.75%; 09/04/01                                         650,000                 645,531
  3.80%; 09/18/01                                         600,000                 594,934
                                                                                1,240,465
DIVERSIFIED OPERATIONS (0.47%)
 Rio Tinto Finance                                     10,000,000
  3.70%; 09/26/01                                         700,000                 693,669
ELECTRIC-INTEGRATED (3.05%)
 Alliant Energy                                        10,000,000
  3.72%; 08/15/01                                         500,000                 497,623
  3.81%; 08/09/01                                         630,000                 627,333
  3.85%; 08/29/01                                         600,000                 596,150
  3.90%; 07/18/01                                         475,000                 474,074
  3.93%; 07/20/01                                         600,000                 598,690
  3.96%; 07/23/01                                         500,000                 498,735
  3.98%; 07/19/01                                         590,000                 588,761
  3.98%; 07/25/01                                         600,000                 598,341
                                                                                4,479,707
FINANCE-AUTO LOANS (2.42%)
 Ford Motor Credit                                     10,000,000
  3.65%; 09/11/01                                         665,000                 660,078
  3.88%; 08/06/01                                         535,000                 532,866
  3.88%; 08/09/01                                         550,000                 547,629
  3.94%; 07/25/01                                         515,000                 513,591
  3.95%; 07/20/01                                         650,000                 648,574
  4.69%; 07/05/01                                         650,000                 649,577
                                                                                3,552,315
FINANCE-COMMERCIAL (0.83%)
 CIT Group Holdings                                    10,000,000
  3.60%; 08/30/01                                         625,000                 621,187
  3.60%; 08/31/01                                         600,000                 596,280
                                                                                1,217,467
FINANCE-CONSUMER LOANS (7.26%)
 American General Finance                              10,000,000
  4.23%; 07/11/01                                         500,000                 499,354
  4.23%; 07/19/01                                         515,000                 513,850
  4.26%; 07/09/01                                         450,000                 449,521
 Household Finance                                     10,000,000
  3.56%; 09/06/01                                         600,000                 595,965
  3.60%; 09/04/01                                         630,000                 625,842
  3.82%; 08/10/01                                         510,000                 507,781
  3.95%; 08/10/01                                         600,000                 597,301
  4.00%; 07/11/01                                         600,000                 599,267
  4.21%; 07/09/01                                         600,000                 599,368
  4.63%; 07/11/01                                         700,000                 699,010
 John Deere BV                                         10,000,000
  3.82%; 08/01/01                                         600,000                 597,963
  3.91%; 08/22/01                                         600,000                 596,546
  3.96%; 07/25/01                                         600,000                 598,350
  4.15%; 07/31/01                                         500,000                 498,213
  4.20%; 07/30/01                                         610,000                 607,865
 John Deere Credit                                     10,000,000
  3.61%; 09/18/01                                         470,000                 466,229
  3.76%; 08/31/01                                         500,000                 496,762
  3.93%; 08/02/01                                         500,000                 498,199
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
                                                       $                     $
  4.05%; 08/08/01                                         620,000                 617,280
                                                                               10,664,666
FINANCE-CREDIT CARD (2.88%)
 American Express Credit                               10,000,000
  3.56%; 09/21/01                                         600,000                 595,075
  3.64%; 08/23/01                                         750,000                 745,905
  3.70%; 09/06/01                                         615,000                 610,702
  3.80%; 08/07/01                                         600,000                 597,594
  3.84%; 08/07/01                                         635,000                 632,426
  4.06%; 08/01/01                                         650,000                 647,654
  6.30%; 07/20/01                                         400,000                 398,600
                                                                                4,227,956
FINANCE-INVESTMENT BANKER & BROKER (7.70%)
 Bear Stearns                                          10,000,000
  3.55%; 10/25/01                                         600,000                 593,078
  3.56%; 10/11/01                                         600,000                 593,889
  3.57%; 09/25/01                                         500,000                 495,686
  3.59%; 09/05/01                                         500,000                 496,659
  3.76%; 09/11/01                                         700,000                 694,663
  3.79%; 08/30/01                                         700,000                 695,505
  3.85%; 09/13/01                                         600,000                 595,187
  3.88%; 08/21/01                                         700,000                 696,077
  4.50%; 08/09/01                                         700,000                 696,500
  4.71%; 07/10/01                                         650,000                 649,150
 Morgan Stanley Group                                  10,000,000
  3.68%; 09/04/01                                         625,000                 620,783
  3.70%; 10/01/01                                         700,000                 693,309
  3.70%; 10/02/01                                         750,000                 742,754
  3.87%; 11/19/01                                         590,000                 580,994
  3.90%; 08/27/01                                         700,000                 695,602
  3.94%; 07/30/01                                         500,000                 498,358
  4.24%; 07/02/01                                         700,000                 699,835
  4.59%; 07/13/01                                         575,000                 574,047
                                                                               11,312,076
FINANCE-LEASING COMPANY (0.37%)
 International Lease Finance                           10,000,000
  3.90%; 08/07/01                                         545,000                 542,756
FINANCE-OTHER SERVICES (12.28%)
 Caterpillar Financial Services                        10,000,000
  3.60%; 09/19/01                                         600,000                 595,140
  3.70%; 09/06/01                                         600,000                 595,807
 Chevron U.K. Investment                               10,000,000
  3.58%; 09/21/01                                         500,000                 495,873
  3.62%; 09/13/01                                         750,000                 744,344
  3.80%; 09/07/01                                         500,000                 496,358
  3.90%; 08/23/01                                         600,000                 596,490
  3.93%; 07/16/01                                         600,000                 598,952
  4.36%; 07/09/01                                         600,000                 599,373
  4.61%; 07/18/01                                         600,000                 598,617
 Commoloco                                             10,000,000
  3.56%; 11/14/01                                         500,000                 493,226
  4.12%; 10/29/01                                         700,000                 690,307
  4.33%; 10/23/01                                         615,000                 606,493
  4.81%; 09/04/01                                         500,000                 495,591
  5.05%; 09/21/01                                         500,000                 494,179
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
                                                       $                     $
  5.20%; 07/19/01                                         600,000                 598,353
  5.31%; 07/25/01                                         685,000                 682,474
  6.36%; 07/12/01                                         400,000                 399,152
 Corporate Receivables                                 10,000,000
  3.60%; 09/07/01                                         700,000                 695,170
  3.88%; 08/17/01                                         700,000                 696,379
  3.90%; 08/24/01                                         700,000                 695,829
  3.92%; 08/23/01                                         600,000                 596,472
  4.60%; 07/18/01                                         700,000                 698,390
 Delaware Funding                                      10,000,000
  3.65%; 09/20/01                                         700,000                 694,180
  3.80%; 08/13/01                                         620,000                 617,120
 Sinochem American                                     10,000,000
  3.96%; 08/21/01                                         700,000                 695,996
 Verizon Global Funding                                10,000,000
  3.75%; 09/12/01                                         700,000                 694,604
  3.77%; 08/17/01                                       1,200,000               1,193,968
  3.90%; 07/30/01                                         500,000                 498,375
  4.24%; 07/06/01                                         500,000                 499,647
                                                                               18,056,859
INSURANCE BROKERS (2.98%)
 Marsh & McLennan                                      10,000,000
  3.83%; 10/18/01                                       1,047,000               1,034,747
  3.85%; 09/14/01                                         740,000                 733,986
  3.90%; 11/16/01                                         700,000                 689,459
  4.05%; 07/30/01                                         734,000                 731,523
  4.63%; 07/06/01                                         600,000                 599,537
 Marsh USA                                             10,000,000
  3.82%; 09/26/01                                         600,000                 594,397
                                                                                4,383,649
LIFE & HEALTH INSURANCE (5.29%)
 American General                                      10,000,000
  3.87%; 08/02/01                                         500,000                 498,226
  3.91%; 08/17/01                                         500,000                 497,393
  3.94%; 08/06/01                                         700,000                 697,165
  3.96%; 09/10/01                                         600,000                 595,248
  3.97%; 07/31/01                                         600,000                 597,949
  4.17%; 07/13/01                                         625,000                 624,059
  4.19%; 08/10/01                                         625,000                 622,018
  4.20%; 07/23/01                                         630,000                 628,310
  4.25%; 07/20/01                                         600,000                 598,583
  4.67%; 07/02/01                                       1,175,000               1,174,696
 Torchmark                                             10,000,000
  3.91%; 08/29/01                                         620,000                 615,960
  3.92%; 08/29/01                                         630,000                 625,884
                                                                                7,775,491
MACHINERY-FARM (0.47%)
 Deere                                                 10,000,000
  3.56%; 09/20/01                                         700,000                 694,324
MACHINERY-GENERAL INDUSTRY (0.72%)
 Dover                                                 10,000,000
  3.85%; 07/27/01                                         665,000                 663,080
  4.27%; 07/13/01                                         400,000                 399,383
                                                                                1,062,463
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
METAL-DIVERSIFIED (4.37%)
 Rio Tinto                                             10,000,000
                                                       $                     $
  3.75%; 09/05/01                                         600,000                 595,813
  3.86%; 08/08/01                                         600,000                 597,491
  3.91%; 08/02/01                                         400,000                 398,563
  3.92%; 08/03/01                                         700,000                 697,408
  3.92%; 08/07/01                                         700,000                 697,104
  3.92%; 08/16/01                                         700,000                 696,418
  4.26%; 07/06/01                                         650,000                 649,538
  4.57%; 07/09/01                                         700,000                 699,200
  4.58%; 07/10/01                                         700,000                 699,109
  4.61%; 07/05/01                                         700,000                 699,552
                                                                                6,430,196
MONEY CENTER BANKS (0.86%)
 Bank of America                                       10,000,000
  3.82%; 08/09/01                                         600,000                 597,453
 Deutsche Bank Financial                               10,000,000
  3.85%; 09/24/01                                         675,000                 668,800
                                                                                1,266,253
MULTIMEDIA (0.47%)
 Walt Disney                                           10,000,000
  3.53%; 10/31/01                                         700,000                 691,557
OIL REFINING & MARKETING (0.44%)
 Equilon Enterprises                                   10,000,000
  3.96%; 07/16/01                                         650,000                 648,856
TELEPHONE-INTEGRATED (1.93%)
 AT&T                                                  10,000,000
  7.09%; 07/13/01                                         250,000                 250,000
 Bellsouth                                             10,000,000
  3.70%; 08/24/01                                         650,000                 646,325
  3.78%; 08/15/01                                         630,000                 626,957
  3.78%; 08/20/01                                         750,000                 745,984
 SBC Communications                                    10,000,000
  3.89%; 08/10/01                                         570,000                 567,475
                                                                                2,836,741
TOBACCO (0.44%)
 Philip Morris                                         10,000,000
  3.95%; 08/20/01                                         650,000                 646,363
TOOLS-HAND HELD (1.65%)
 Snap-On                                               10,000,000
  3.60%; 09/17/01                                         640,000                 634,944
  3.86%; 08/28/01                                         500,000                 496,837
 Stanley Works                                         10,000,000
  3.95%; 07/19/01                                         700,000                 698,541
  4.22%; 07/26/01                                         600,000                 598,171
                                                                                2,428,493
                                          TOTAL COMMERCIAL PAPER              134,607,621

                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
BONDS (8.27%)
COATINGS & PAINT (0.34%)
 Sherwin-Williams                                      10,000,000
                                                       $                     $
  6.50%; 02/01/02                                         500,000                 503,416
COMMERCIAL BANKS (0.92%)
 Bank One                                              10,000,000
  3.95%; 12/11/01                                         600,000                 600,000
  6.25%; 10/01/01                                         300,000                 300,786
  6.59%; 11/28/01                                         450,000                 450,000
                                                                                1,350,786
DIVERSIFIED FINANCIAL SERVICES (0.57%)
 Associates Corp. of North America                     10,000,000
  6.75%; 07/15/01                                         500,000                 499,950
 General Electric Capital                              10,000,000
  6.35%; 09/15/01                                         345,000                 344,694
                                                                                  844,644
FINANCE-AUTO LOANS (1.52%)
 Ford Motor Credit                                     10,000,000
  5.13%; 10/15/01                                         400,000                 398,243
  6.11%; 12/28/01                                         500,000                 501,859
  7.00%; 09/25/01                                         840,000                 840,519
 General Motors Acceptance                             10,000,000
  5.50%; 01/14/02                                         500,000                 498,536
                                                                                2,239,157
FINANCE-CONSUMER LOANS (0.21%)
 Household Finance                                     10,000,000
  8.38%; 11/15/01                                         300,000                 303,454
FINANCE-INVESTMENT BANKER & BROKER (2.07%)
 Goldman Sachs Group                                   10,000,000
  4.72%; 03/21/02                                         500,000                 500,000
 Lehman Brothers Holdings                              10,000,000
  6.38%; 05/07/02                                         400,000                 405,448
 Merrill Lynch                                         10,000,000
  4.30%; 05/01/02                                         400,000                 400,000
  5.73%; 02/26/02                                         440,000                 441,619
  8.00%; 02/01/02                                         360,000                 365,639
 Salomon Smith Barney                                  10,000,000
  6.63%; 07/01/02                                         400,000                 410,741
  7.30%; 05/15/02                                         500,000                 512,226
                                                                                3,035,673
FINANCE-OTHER SERVICES (1.05%)
 Ameritech Capital Funding                             10,000,000
  6.13%; 10/15/01                                         300,000                 301,313
 Caterpillar Financial Services                        10,000,000
  5.47%; 09/12/01                                         250,000                 249,416
 Verizon Global Funding                                10,000,000
  3.92%; 07/15/02                                       1,000,000                 999,821
                                                                                1,550,550
MONEY CENTER BANKS (0.91%)
 Bank of America                                       10,000,000
  4.03%; 02/05/02                                         500,000                 500,000
  7.35%; 04/03/02                                         500,000                 509,684
  7.75%; 07/15/02                                         315,000                 327,205
                                                                                1,336,889
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (0.68%)
 Bellsouth                                             10,000,000
                                                       $                     $
  4.29%; 04/26/02                                         500,000                 499,946
 SBC Communications                                    10,000,000
  4.25%; 06/05/02                                         500,000                 500,000
                                                                                  999,946
                                                     TOTAL BONDS               12,164,515
                                                                             ------------

                            TOTAL PORTFOLIO INVESTMENTS (99.84%)              146,772,136
CASH AND RECEIVABLES, NET OF LIABILITIES (0.16%)                                  236,051
                                      TOTAL NET ASSETS (100.00%)             $147,008,187
                                                                             --------------

See accompanying notes.

                              MONEY MARKET ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                              MONEY MARKET ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                              MONEY MARKET ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              REAL ESTATE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (98.70%)
APARTMENT REITS (22.01%)
                                                                         $
 Apartment Investment & Management                     17,000                819,400
 Archstone Communities Trust                           21,350                550,403
 AvalonBay Communities                                  5,600                261,800
 BRE Properties                                         6,300                190,890
 Camden Property Trust                                 13,900                510,130
 Charles E. Smith Residential                           9,050                453,857
 Equity Residential Properties Trust                   24,700              1,396,785
 United Dominion Realty Trust                          30,200                427,330
                                                                           4,610,595
DIVERSIFIED REITS (3.62%)
 Glenborough Realty Trust                               6,000                115,800
 Lexington Corporate Properties Trust                   9,500                146,965
 National Golf Properties                               5,600                152,600
 Vornado Realty Trust                                   8,800                343,552
                                                                             758,917
FACTORY OUTLET REITS (1.50%)
 Chelsea Property Group                                 6,700                314,230
HOTEL REITS (5.78%)
 Hospitality Properties Trust /1/                      14,800                421,800
 Host Marriott                                         23,700                296,724
 LaSalle Hotel Properties /1/                          13,200                235,224
 Meristar Hospitality                                  10,800                256,500
                                                                           1,210,248
MALL REITS (7.39%)
 CBL & Associates Properties                           14,100                432,729
 Simon Property Group                                  37,200              1,114,884
                                                                           1,547,613
MANUFACTURED HOUSING REITS (2.84%)
 Chateau Communities                                    6,964                218,670
 Manufactured Home Communities                          6,500                182,650
 Sun Communities                                        5,500                194,425
                                                                             595,745
MORTGAGE, MIXED USE & MISCELLANEOUS REITS (0.76%)
 Capital Automotive                                     8,900                160,200
OFFICE & INDUSTRIAL REITS (40.05%)
 Alexandria Real Estate Equities                        4,600                183,080
 AMB Property                                          14,700                378,672
 Arden Realty                                           5,300                141,510
 Boston Properties                                     12,600                515,340
 Cabot Industrial Trust                                14,500                304,500
 CarrAmerica Realty                                    17,200                524,600
 Centerpoint Properties                                 6,900                346,380
 Crescent Real Estate Equity                           15,700                385,749
 Duke-Weeks Realty                                     25,500                633,675
 Equity Office Properties Trust                        46,295              1,464,311
 First Industrial Realty Trust                          9,000                288,990
 Highwoods Properties                                  20,500                546,325
 Liberty Property Trust                                20,000                592,000
 Mack-Cali Realty                                      10,600                301,888
 Prologis Trust                                        25,880                587,994
 PS Business Parks                                      2,900                 81,200
 Reckson Associates Realty                              9,411                231,600
 SL Green Realty                                       10,000                303,100
                                                     Shares
                                                      Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE & INDUSTRIAL REITS (CONTINUED)
                                                                         $
 Spieker Properties                                     9,650                578,517
                                                                           8,389,431
SELF STORAGE REITS (3.58%)
 Public Storage                                        25,300                750,145
SHOPPING CENTER REITS (11.17%)
 Developers Diversified Realty                         13,200                242,616
 JDN Realty                                            12,500                167,500
 Kimco Realty                                          16,300                771,805
 Pan Pacific Retail Properties                         16,900                439,400
 Realty Income                                          7,200                212,832
 Regency Centers                                        8,100                205,740
 Weingarten Realty Investors                            6,842                300,022
                                                                           2,339,915
                                         TOTAL COMMON STOCKS              20,677,039

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.86%)
MONEY CENTER BANKS (0.86%)
 Investment in Joint Trading Account;
  Citicorp                                         10,000,000
                                                   $                     $
  4.12%; 07/02/01                                     179,161                179,161
                                      TOTAL COMMERCIAL PAPER                 179,161
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (99.56%)              20,856,200
CASH AND RECEIVABLES, NET OF LIABILITIES (0.44%)                              93,210
                                  TOTAL NET ASSETS (100.00%)             $20,949,410
                                                                         -------------



/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (94.06%)
ADVERTISING AGENCIES (0.45%)
                                                                     $
 Interpublic Group                                  5,700               167,295
ADVERTISING SERVICES (0.40%)
 R.H. Donnelley                                     4,600               147,200
AEROSPACE & DEFENSE (0.17%)
 Esterline Technologies                             2,800                60,900
AEROSPACE & DEFENSE EQUIPMENT (0.54%)
 AAR                                                4,800                82,080
 Armor Holdings /1/                                 3,400                51,000
 DRS Technologies /1/                               2,800                64,344
                                                                        197,424
AGRICULTURAL OPERATIONS (0.14%)
 Hines Horticulture /1/                            13,316                52,199
AIRLINES (1.35%)
 Frontier Airlines /1/                              4,510                55,248
 Mesa Air Group /1/                                12,250               151,287
 Skywest                                           10,396               291,088
                                                                        497,623
APPAREL MANUFACTURERS (0.69%)
 Phillips-Van Heusen                                5,300                76,320
 Tommy Hilfiger /1/                                12,627               176,778
                                                                        253,098
APPLIANCES (0.43%)
 Maytag                                             5,405               158,150
APPLICATIONS SOFTWARE (0.84%)
 Actuate /1/                                        5,450                52,048
 Barra /1/                                          6,450               252,517
 Quintus /1/                                       47,400                 4,266
                                                                        308,831
ATHLETIC FOOTWEAR (0.29%)
 Reebok International                               3,400               108,630
AUDIO & VIDEO PRODUCTS (0.78%)
 Harman International Industries                    4,600               175,214
 Polycom /1/                                        4,850               111,986
                                                                        287,200
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.22%)
 Oshkosh Truck                                      1,800                79,650
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.55%)
 Modine Manufacturing                               7,400               204,092
BEVERAGES-WINE & SPIRITS (0.20%)
 Constellation Brands /1/                           1,800                73,800
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.34%)
 Insituform Technologies /1/                        3,408               124,392
BUILDING PRODUCTS-AIR & HEATING (0.24%)
 Lennox International                               8,000                87,600
BUILDING-RESIDENTIAL & COMMERCIAL (0.76%)
 Pulte                                              4,500               191,835
 Toll Brothers /1/                                  2,200                86,482
                                                                        278,317
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUSINESS TO BUSINESS/E-COMMERCE (0.38%)
                                                                     $
 ePlus /1/                                         13,217               139,307
CABLE TV (0.21%)
 Mediacom Communications                            4,430                78,234
CELLULAR TELECOMMUNICATIONS (0.25%)
 Rural Cellular /1/                                 2,049                92,820
CHEMICALS-DIVERSIFIED (0.64%)
 Olin                                              13,850               235,311
CHEMICALS-SPECIALTY (0.23%)
 Cytec Industries /1/                               2,200                83,600
CIRCUIT BOARDS (1.73%)
 Benchmark Electronics /1/                          9,950               242,382
 DDI /1/                                            6,800               136,000
 Merix /1/                                          4,500                78,705
 Pemstar /1/                                       12,402               182,061
                                                                        639,148
COMMERCIAL BANKS (4.55%)
 City National                                      2,200                97,438
 Colonial Bancgroup                                16,600               238,708
 Comm. First Bankshares                             9,600               220,800
 Cullen/Frost Bankers                               7,400               250,490
 CVB Financial                                      3,200                61,440
 First Midwest Bancorp                              1,300                40,105
 Greater Bay Bancorp.                               6,450               161,121
 Pacific Capital Bancorp.                           2,600                79,170
 Provident Bankshares                               5,775               144,028
 R & G Financial                                    4,200                67,410
 Silicon Valley Bancshares                          2,050                45,100
 Southwest Bancorp. of Texas /1/                    1,650                49,847
 UMB Financial                                      2,500               107,500
 United Bankshares                                  4,300               115,240
                                                                      1,678,397
COMMERCIAL SERVICES (1.11%)
 Central Parking                                    4,000                74,800
 Forrester Research /1/                             1,000                22,590
 Plexus /1/                                         3,000                99,000
 Quanta Services /1/                                5,320               117,253
 TeleTech Holdings /1/                             10,600                95,294
                                                                        408,937
COMPUTER DATA SECURITY (0.34%)
 BindView Development /1/                          32,985                69,598
 Rainbow Technologies /1/                           9,700                54,223
                                                                        123,821
COMPUTER SERVICES (0.73%)
 Carreker /1/                                       3,950                84,925
 Ciber /1/                                         15,925               151,287
 Metro Information Services /1/                     8,096                32,384
                                                                        268,596
COMPUTERS-INTEGRATED SYSTEMS (0.70%)
 NetScout Systems /1/                               9,955                64,708
 NetSolve /1/                                      15,482               193,370
                                                                        258,078
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.12%)
                                                                     $
 Advanced Digital Information /1/                   2,650                45,845
COMPUTERS-PERIPHERAL EQUIPMENT (0.15%)
 InFocus /1/                                        2,750                56,073
CONSUMER PRODUCTS-MISCELLANEOUS (0.39%)
 Fossil /1/                                         7,014               145,541
CONTAINERS-METAL & GLASS (0.19%)
 Ball                                               1,500                71,340
CONTAINERS-PAPER & PLASTIC (1.18%)
 Packaging Corp. of America /1/                    13,900               215,867
 Pactiv /1/                                        16,300               218,420
                                                                        434,287
DATA PROCESSING & MANAGEMENT (0.12%)
 eFunds /1/                                         2,300                42,780
DECISION SUPPORT SOFTWARE (1.35%)
 Interactive Intelligence /1/                      12,155               133,705
 NETIQ /1/                                          7,300               228,417
 Pivotal /1/                                        7,850               133,921
                                                                        496,043
DENTAL SUPPLIES & EQUIPMENT (0.42%)
 Dentsply International                             3,500               155,225
DIALYSIS CENTERS (0.50%)
 Renal Care Group /1/                               5,605               184,348
DISTRIBUTION/WHOLESALE (0.62%)
 SCP Pool /1/                                       2,200                75,768
 Tech Data /1/                                      4,600               153,456
                                                                        229,224
DIVERSIFIED MANUFACTURING OPERATIONS (1.07%)
 Harsco                                             2,000                54,260
 National Service Industries                        3,300                74,481
 Pentair                                            7,815               264,147
                                                                        392,888
E-COMMERCE/PRODUCTS (0.20%)
 barnesandnoble.com /1/                            45,774                74,612
E-MARKETING/INFORMATION (0.12%)
 DoubleClick /1/                                    3,200                44,672
E-SERVICES/CONSULTING (0.03%)
 Razorfish /1/                                     23,275                12,569
ELECTRIC-GENERATION (0.67%)
 Orion Power Holdings /1/                          10,375               247,029
ELECTRIC-INTEGRATED (1.32%)
 Cleco                                              9,000               204,750
 Idacorp                                            4,600               160,448
 Public Service Co. of New Mexico                   3,800               121,980
                                                                        487,178
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.58%)
 APW /1/                                           25,431               258,124
 DSP Group /1/                                      3,675                78,829
 Methode Electronics                                7,800                67,080
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                     $
 Sawtek /1/                                         2,100                49,413
 Technitrol                                         4,955               128,830
                                                                        582,276
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.61%)
 Alpha Industries                                   2,500                73,875
 Cree /1/                                           1,352                35,348
 Emcore /1/                                           300                 9,225
 General Semiconductor                              4,800                50,208
 MIPS Technologies /1/                              3,145                54,408
 PLX Technology /1/                                23,881               202,750
 Transmeta                                          7,500                41,850
 Transwitch /1/                                     4,950                54,450
 Virata /1/                                         6,100                72,285
                                                                        594,399
ELECTRONIC SECURITY DEVICES (0.21%)
 Sensormatic Electronics                            4,500                76,500
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.14%)
 Foster Wheeler                                     5,800                52,490
ENGINES-INTERNAL COMBUSTION (0.21%)
 Cummins Engine                                     2,000                77,400
ENTERTAINMENT SOFTWARE (0.56%)
 3DO /1/                                           28,365               206,497
FIDUCIARY BANKS (0.27%)
 Investors Financial Services                       1,480                99,160
FINANCE-AUTO LOANS (0.28%)
 AmeriCredit /1/                                    2,000               103,900
FINANCE-CREDIT CARD (0.29%)
 Metris                                             3,200               107,872
FINANCE-INVESTMENT BANKER & BROKER (1.17%)
 Investment Technology Group                        2,300               115,667
 Jefferies Group                                    5,950               192,780
 LaBranche /1/                                      4,200               121,800
                                                                        430,247
FINANCIAL GUARANTEE INSURANCE (0.42%)
 Radian Group                                       3,800               153,710
FOOD-BAKING (0.18%)
 Earthgrains                                        2,600                67,600
FOOD-MEAT PRODUCTS (0.75%)
 Smithfield Foods /1/                               6,900               278,070
FOOTWEAR & RELATED APPAREL (0.89%)
 Maxwell Shoe /1/                                   6,690               113,730
 Timberland                                         5,470               216,120
                                                                        329,850
GAS-DISTRIBUTION (1.18%)
 Peoples Energy                                     7,800               313,560
 Piedmont Natural Gas                               3,400               120,768
                                                                        434,328
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GOLF (0.66%)
                                                                     $
 Callaway Golf                                     15,450               244,110
HEALTH CARE COST CONTAINMENT (0.87%)
 Caremark Rx /1/                                   13,500               222,075
 Orthodontic Centers of America /1/                 3,200                97,248
                                                                        319,323
HUMAN RESOURCES (0.29%)
 Korn/Ferry International /1/                       6,900               106,950
INSTRUMENTS-CONTROLS (0.25%)
 Woodward Governor                                  1,100                92,785
INTERNET APPLICATION SOFTWARE (0.69%)
 Netzee                                             4,616                19,387
 RealNetworks /1/                                   3,125                36,719
 Verity /1/                                         3,800                75,810
 Vignette /1/                                      13,800               122,406
                                                                        254,322
INTERNET CONTENT-INFORMATION/NEWS (0.12%)
 Multex.com /1/                                     2,750                44,688
INTERNET FINANCIAL SERVICES (0.72%)
 eSPEED /1/                                         9,600               211,200
 IndyMac Bancorp                                    2,000                53,600
                                                                        264,800
INTERNET INFRASTRUCTURE SOFTWARE (0.03%)
 Internet Pictures /1/                             51,179                12,795
INTERNET SECURITY (0.67%)
 SonicWall /1/                                      9,734               245,394
INTERNET TELEPHONY (0.41%)
 Clarent /1/                                       16,387               150,597
INVESTMENT COMPANIES (0.25%)
 American Capital Strategies                        3,300                92,598
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.96%)
 Affiliated Managers Group /1/                      4,950               304,425
 BlackRock /1/                                      5,950               204,025
 Waddell & Reed Financial                           6,705               212,884
                                                                        721,334
LASERS-SYSTEMS & COMPONENTS (0.35%)
 Coherent /1/                                       1,900                68,723
 Electro Scientific Industries /1/                  1,600                60,960
                                                                        129,683
LEISURE & RECREATION PRODUCTS (0.37%)
 WMS Industries                                     4,200               135,114
LIFE & HEALTH INSURANCE (0.99%)
 Mony Group                                         5,200               208,676
 Stancorp Financial Group                           3,300               156,387
                                                                        365,063
LOTTERY SERVICES (0.23%)
 Gtech Holdings /1/                                 2,400                85,224
MACHINERY-CONSTRUCTION & MINING (0.99%)
 Astec Industries /1/                              10,100               174,225
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (CONTINUED)
                                                                     $
 JLG Industries                                    15,550               192,042
                                                                        366,267
MACHINERY-MATERIAL HANDLING (0.16%)
 Nacco Industries                                     760                59,272
MEDICAL INSTRUMENTS (2.81%)
 Apogent Technologies /1/                           8,400               206,640
 Intuitive Surgical /1/                            35,571               480,564
 Novoste /1/                                       13,622               347,361
                                                                      1,034,565
MEDICAL PRODUCTS (0.69%)
 Focal /1/                                          5,696                 6,949
 PolyMedica /1/                                     6,100               247,050
                                                                        253,999
MEDICAL-BIOMEDICAL/GENE (2.83%)
 Inhale Therapeutic Systems /1/                    13,300               305,900
 InterMune /1/                                      6,850               243,997
 Regeneron Pharmaceutical /1/                       4,885               169,265
 Texas Biotech /1/                                 38,767               324,868
                                                                      1,044,030
MEDICAL-DRUGS (0.96%)
 Pharmacopeia /1/                                   2,275                54,600
 SuperGen /1/                                      20,378               300,168
                                                                        354,768
MEDICAL-GENERIC DRUGS (0.53%)
 Alpharma                                           7,200               196,200
MEDICAL-HMO (1.05%)
 Health Net /1/                                    17,648               307,075
 Rightchoice Managed Care /1/                       1,800                79,920
                                                                        386,995
MEDICAL-HOSPITALS (0.79%)
 Health Management Associates /1/                   7,700               162,008
 Triad Hospitals /1/                                4,400               129,668
                                                                        291,676
METAL PROCESSORS & FABRICATION (0.56%)
 Precision Castparts                                2,600                97,292
 Quanex                                             4,200               108,780
                                                                        206,072
METAL-ALUMINUM (0.17%)
 Century Aluminum                                   4,000                64,160
MISCELLANEOUS INVESTING (3.17%)
 Annaly Mortgage Management                         5,550                76,090
 Brandywine Realty Trust                            2,600                58,370
 Charles E. Smith Residential                       4,900               245,735
 Chelsea Property Group                             2,300               107,870
 First Industrial Realty Trust                      5,600               179,984
 Gables Residential Trust                           3,000                89,850
 Kilroy Realty                                      7,800               226,980
 Reckson Associates Realty                          1,800                41,400
 SL Green Realty                                    2,900                87,899
 Storage USA                                        1,500                54,000
                                                                      1,168,178
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MOTION PICTURES & SERVICES (0.73%)
                                                                     $
 Zomax /1/                                         30,160               268,726
MULTI-LINE INSURANCE (0.14%)
 American National Insurance                          700                52,325
NETWORKING PRODUCTS (1.28%)
 Aeroflex /1/                                       3,200                33,600
 Anixter International /1/                          3,500               107,450
 Black Box /1/                                      1,850               124,616
 Cable Design Technologies /1/                      2,400                38,784
 JNI /1/                                            4,910                68,740
 Paradyne Networks /1/                             18,021                33,159
 Turnstone Systems /1/                              9,376                65,632
                                                                        471,981
NON-HOTEL GAMBLING (0.21%)
 Argosy Gaming /1/                                  2,800                77,728
OIL & GAS DRILLING (0.40%)
 Atwood Oceanics /1/                                1,400                49,140
 Pride International /1/                            5,200                98,800
                                                                        147,940
OIL COMPANY-EXPLORATION & PRODUCTION (0.78%)
 Denbury Resources                                  6,600                62,040
 Newfield Exploration /1/                           1,200                38,472
 Noble Affiliates                                   1,400                49,490
 Swift Energy /1/                                   2,300                69,299
 Vintage Petroleum                                  3,600                67,320
                                                                        286,621
OIL FIELD MACHINERY & EQUIPMENT (0.71%)
 Grant Prideco /1/                                 10,870               190,116
 National-Oilwell /1/                               2,630                70,484
                                                                        260,600
OIL REFINING & MARKETING (0.18%)
 Tesoro Petroleum                                   5,400                68,040
OIL-FIELD SERVICES (0.27%)
 Torch Offshore                                     4,700                46,765
 Varco International /1/                            2,750                51,178
                                                                         97,943
PHARMACY SERVICES (0.57%)
 Omnicare                                           4,550                91,910
 Syncor International /1/                           3,855               119,505
                                                                        211,415
PIPELINES (0.22%)
 Equitable Resources                                2,400                79,944
POWER CONVERTER & SUPPLY EQUIPMENT (0.80%)
 Artesyn Technologies /1/                          12,450               160,605
 C&D Technologies                                   2,850                88,350
 Capstone Turbine /1/                               2,150                47,493
                                                                        296,448
PRECIOUS METALS (0.31%)
 Stillwater Mining /1/                              3,900               114,075
PRINTING-COMMERCIAL (0.51%)
 Banta                                              6,400               187,520
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.29%)
                                                                     $
 Fidelity National Financial                        2,900                71,253
 W.R. Berkley                                         900                37,278
                                                                        108,531
RADIO (0.57%)
 Emmis Communications /1/                           6,800               209,100
RECREATIONAL CENTERS (0.37%)
 Bally Total Fitness Holding /1/                    4,600               136,206
RENTAL AUTO & EQUIPMENT (0.26%)
 Rent-A-Center /1/                                  1,800                94,680
RESORTS & THEME PARKS (0.38%)
 Six Flags                                          6,600               138,864
RETAIL-APPAREL & SHOE (3.18%)
 Brown Shoe                                         3,500                63,175
 Charlotte Russe Holding /1/                        3,700                99,160
 Childrens Place /1/                                6,921               185,483
 Gadzooks /1/                                       3,000                39,270
 HOT Topic /1/                                      5,980               185,978
 Men's Wearhouse /1/                                5,841               161,211
 Pacific Sunwear of California /1/                  3,193                71,619
 Ross Stores                                        7,213               172,751
 Too /1/                                            3,614                99,024
 Venator Group                                      6,200                94,860
                                                                      1,172,531
RETAIL-AUTOMOBILE (0.20%)
 Sonic Automotive /1/                               3,800                72,580
RETAIL-CONVENIENCE STORE (0.35%)
 Casey's General Stores                            10,000               130,000
RETAIL-DISCOUNT (0.22%)
 Factory 2-U Stores /1/                             2,750                80,713
RETAIL-JEWELRY (0.45%)
 Zale /1/                                           4,970               167,489
RETAIL-MAIL ORDER (0.67%)
 Brookstone /1/                                     9,053               160,238
 J. Jill Group /1/                                  4,200                85,050
                                                                        245,288
RETAIL-RESTAURANTS (2.77%)
 CEC Entertainment /1/                              2,105               103,882
 Jack in the Box /1/                                7,850               204,885
 Landry's Seafood Restaurant                        3,400                57,800
 O'Charley's                                        6,700               129,846
 Papa John's International /1/                      7,309               185,283
 Rare Hospitality International /1/                 7,330               165,658
 Sonic /1/                                          5,500               174,515
                                                                      1,021,869
RETAIL-TOY STORE (0.01%)
 Zany Brainy /1/                                   22,945                 3,327
SAVINGS & LOANS/THRIFTS (0.71%)
 Astoria Financial                                  1,200                66,000
 Downey Financial                                   2,100                99,246
 Flagstar Bancorp.                                  2,900                60,610
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS/THRIFTS (CONTINUED)
                                                                     $
 MAF Bancorp                                        1,163                35,704
                                                                        261,560
SCHOOLS (0.34%)
 Learning Tree International /1/                    1,050                24,108
 Sylvan Learning Systems /1/                        4,100                99,630
                                                                        123,738
SEISMIC DATA COLLECTION (0.11%)
 Veritas DGC /1/                                    1,450                40,238
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.10%)
 Exar /1/                                           1,800                35,568
SEMICONDUCTOR EQUIPMENT (2.04%)
 Credence Systems /1/                               2,050                49,692
 Entegris /1/                                       9,771               111,878
 Metron Technology /1/                             44,954               332,660
 Photronics /1/                                     2,400                61,584
 PRI Automation /1/                                 5,839               108,167
 Varian Semiconductor Equipment Associates
  /1/                                               2,100                88,200
                                                                        752,181
STEEL PIPE & TUBE (0.65%)
 Maverick Tube /1/                                 14,200               240,690
STEEL-PRODUCERS (0.17%)
 Carpenter Technology                               2,200                64,438
STEEL-SPECIALTY (0.26%)
 Allegheny Technologies                             5,200                94,068
STORAGE/WAREHOUSING (0.19%)
 Mobile Mini /1/                                    2,170                71,567
TELECOM EQUIPMENT FIBER OPTICS (0.65%)
 Avanex /1/                                         5,725                55,533
 Exfo Electro Optical Engineering /1/               6,950               112,242
 New Focus /1/                                      8,650                71,362
                                                                        239,137
TELECOMMUNICATION EQUIPMENT (1.10%)
 Anaren Microwave /1/                               3,700                74,000
 Andrew /1/                                         4,600                84,870
 AudioCodes /1/                                    18,025               127,437
 Digital Lightwave /1/                              2,100                77,616
 NMS Communciations                                 5,996                41,972
                                                                        405,895
TELECOMMUNICATION SERVICES (1.36%)
 Aspect Communications /1/                          5,770                40,332
 Inet Technologies /1/                             26,885               220,188
 ITC Deltacom /1/                                  60,342               241,368
                                                                        501,888
TELECOMMUNICATIONS (0.23%)
 Newport                                            3,250                86,125
TELEPHONE-INTEGRATED (1.37%)
 Intermedia Communications /1/                     14,333               213,562
 RCN /1/                                           52,725               289,460
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                     $
 WinStar Communications /1/                        19,008                   874
                                                                        503,896
TEXTILE-HOME FURNISHINGS (0.22%)
 Mohawk Industries /1/                              2,300                80,960
THERAPEUTICS (3.62%)
 Amylin Pharmaceuticals /1/                         8,400                94,500
 COR Therapeutics /1/                               4,900               149,450
 Praecis Pharmaceuticals /1/                       16,475               270,849
 Sangstat Medical /1/                              25,422               416,412
 Titan Pharmaceuticals /1/                          6,450               193,565
 Tularik /1/                                        8,070               208,448
                                                                      1,333,224
TOBACCO (0.19%)
 Universal                                          1,800                71,388
TRANSPORT-RAIL (0.23%)
 Kansas City Southern Industries                    5,300                83,740
TRANSPORT-TRUCK (0.16%)
 Yellow                                             3,100                58,838
WEB HOSTING & DESIGN (0.20%)
 Digex /1/                                          5,795                75,335
WIRE & CABLE PRODUCTS (0.30%)
 Belden                                             4,200               112,350
WIRELESS EQUIPMENT (2.01%)
 DMC Stratex Networks /1/                          27,550               275,500
 Powerwave Technologies /1/                         5,350                77,575
 Proxim /1/                                         2,900                40,890
 SBA Communications /1/                             6,000               148,500
 Spectrasite Holdings /1/                          27,400               198,376
                                                                        740,841
                                     TOTAL COMMON STOCKS             34,677,714


See accompanying notes.

                                SMALLCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                SMALLCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                SMALLCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                                SMALLCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)


-----------------------------------------------------------------------------------------








                                                                       -----------





                                                                       -------------

See accompanying notes.

                                SMALLCAP ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)


/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (99.24%)
ADVERTISING SERVICES (0.65%)
                                                                   $
 Getty Images /1/                                15,990                419,897
AIRLINES (0.97%)
 Atlantic Coast Airlines Holdings /1/            21,000                629,790
APPAREL MANUFACTURERS (1.13%)
 Coach /1/                                       19,300                734,365
APPLICATIONS SOFTWARE (1.89%)
 Quest Software /1/                              32,630              1,231,782
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.13%)
 Insituform Technologies /1/                     20,220                738,030
CABLE TV (1.30%)
 Insight Communications /1/                      18,140                453,500
 Mediacom Communications                         22,330                394,348
                                                                       847,848
CELLULAR TELECOMMUNICATIONS (2.07%)
 AirGate PCS /1/                                 12,950                673,400
 Alamosa Holdings /1/                            41,350                674,005
                                                                     1,347,405
CIRCUIT BOARDS (0.13%)
 Pemstar /1/                                      5,560                 81,621
COMMERCIAL SERVICES (4.10%)
 Corporate Executive Board /1/                   63,540              2,668,680
COMMUNICATIONS SOFTWARE (2.16%)
 Seachange International /1/                     21,300                384,039
 SpeechWorks International /1/                   19,000                298,300
 Ulticom                                         21,350                721,630
                                                                     1,403,969
COMPUTER AIDED DESIGN (0.73%)
 Aspen Technology /1/                            19,710                476,982
COMPUTER SERVICES (0.86%)
 Pec Solutions /1/                               25,250                558,025
COMPUTERS-INTEGRATED SYSTEMS (1.81%)
 McData /1/                                      42,500                745,875
 NYFIX /1/                                       13,570                433,561
                                                                     1,179,436
COMPUTERS-MEMORY DEVICES (0.44%)
 StorageNetworks /1/                             16,690                283,563
COMPUTERS-OTHER (0.48%)
 Concurrent Computer /1/                         44,490                311,430
COMPUTERS-VOICE RECOGNITION (0.72%)
 Nuance Communications /1/                       25,860                465,997
DATA PROCESSING & MANAGEMENT (1.40%)
 eFunds /1/                                      48,920                909,912
DENTAL SUPPLIES & EQUIPMENT (0.37%)
 Align Technology /1/                            30,760                241,158
DIAGNOSTIC KITS (1.30%)
 Idexx Laboratories /1/                          27,090                846,562
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
EDUCATIONAL SOFTWARE (1.22%)
                                                                   $
 SmartForce /1/                                  22,550                794,436
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.22%)
 Universal Electronics /1/                       44,080                793,440
ELECTRONIC COMPONENTS-SEMICONDUCTOR (6.33%)
 Alpha Industries                                30,140                890,637
 AstroPower /1/                                  10,040                523,486
 AXT /1/                                         10,520                280,884
 Cree /1/                                        29,200                763,434
 Intersil Holding /1/                            29,150              1,061,060
 Lattice Semiconductor /1/                       12,590                307,196
 Monolithic System Technology                     8,260                 91,273
 OAK Technology /1/                              18,490                195,809
                                                                     4,113,779
ENERGY-ALTERNATE SOURCES (0.47%)
 FuelCell Energy                                 13,260                306,173
ENTERPRISE SOFTWARE/SERVICE (2.53%)
 Advent Software /1/                             14,820                941,070
 Manugistics Group /1/                           28,040                703,804
                                                                     1,644,874
ENTERTAINMENT SOFTWARE (0.46%)
 THQ                                              5,010                298,746
FIDUCIARY BANKS (1.80%)
 Investors Financial Services                    17,500              1,172,500
FINANCE-AUTO LOANS (1.55%)
 AmeriCredit /1/                                 19,380              1,006,791
FOOD-RETAIL (1.44%)
 Whole Foods Market /1/                          34,620                938,202
FOOTWEAR & RELATED APPAREL (0.66%)
 Vans                                            18,130                426,055
INSTRUMENTS-CONTROLS (0.89%)
 Photon Dynamics /1/                             21,340                576,180
INSTRUMENTS-SCIENTIFIC (1.02%)
 FEI /1/                                         16,210                664,610
INTERNET APPLICATION SOFTWARE (0.93%)
 Interwoven /1/                                  25,750                435,175
 Netegrity /1/                                    5,640                169,200
                                                                       604,375
INTERNET FINANCIAL SERVICES (1.00%)
 NextCard /1/                                    59,000                651,950
INTERNET INFRASTRUCTURE EQUIPMENT (0.43%)
 Centillium Communications                       11,350                280,799
INTERNET INFRASTRUCTURE SOFTWARE (2.16%)
 Retek /1/                                       24,490              1,174,051
 Support.com /1/                                 35,760                230,652
                                                                     1,404,703
INTERNET SECURITY (1.91%)
 Internet Security Systems /1/                    6,710                325,838
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (CONTINUED)
                                                                   $
 SonicWall /1/                                   36,420                918,148
                                                                     1,243,986
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.14%)
 Affiliated Managers Group /1/                   12,020                739,230
LASERS-SYSTEMS & COMPONENTS (0.62%)
 Cymer /1/                                       15,930                402,870
MACHINERY-DIVERSIFIED (1.09%)
 Brooks Automation /1/                           15,430                711,323
MEDICAL INFORMATION SYSTEM (0.39%)
 Cerner /1/                                       6,110                256,620
MEDICAL INSTRUMENTS (1.49%)
 Ventana Medical Systems /1/                     30,780                969,570
MEDICAL LASER SYSTEMS (0.49%)
 ESC Medical Systems /1/                         11,070                319,370
MEDICAL PRODUCTS (0.26%)
 American Medical Systems Holding /1/            11,070                169,925
MEDICAL-BIOMEDICAL/GENE (7.33%)
 Arena Pharmaceuticals                           16,700                509,183
 Diversa /1/                                     23,380                475,549
 Icos /1/                                        14,870                951,680
 Idec Pharmaceuticals /1/                         9,450                639,671
 InterMune /1/                                    2,140                 76,227
 Invitrogen /1/                                  15,780              1,133,004
 Regeneron Pharmaceutical /1/                    28,330                981,634
                                                                     4,766,948
MEDICAL-DRUGS (5.36%)
 Celgene /1/                                     47,200              1,361,720
 Cephalon /1/                                    11,150                786,075
 First Horizon Pharmaceutical /1/                18,430                591,603
 Medimmune /1/                                    8,320                392,704
 Priority Healthcare /1/                         12,620                356,894
                                                                     3,488,996
NETWORKING PRODUCTS (2.49%)
 Aeroflex /1/                                    29,310                307,755
 Ixia /1/                                        21,440                407,360
 Oni Systems /1/                                 27,880                777,852
 Tricord Systems /1/                             47,740                129,375
                                                                     1,622,342
OIL & GAS DRILLING (1.38%)
 Precision Drilling /1/                          11,500                359,260
 Pride International /1/                         28,340                538,460
                                                                       897,720
OIL COMPANY-EXPLORATION & PRODUCTION (0.30%)
 Unit /1/                                        12,480                197,808
OIL FIELD MACHINERY & EQUIPMENT (0.77%)
 National-Oilwell /1/                            18,720                501,696
OIL-FIELD SERVICES (3.41%)
 Global Industries /1/                           63,330                789,725
 Key Energy Services /1/                         74,150                803,786
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                   $
 Stolt Offshore /1/                              51,100                625,975
                                                                     2,219,486
OPTICAL RECOGNITION EQUIPMENT (1.43%)
 Optimal Robotics /1/                            24,520                931,760
PHARMACEUTICALS (1.15%)
 Pharmacyclics /1/                               21,980                745,122
PHARMACY SERVICES (0.91%)
 Accredo Health /1/                              15,945                592,995
POWER CONVERTER & SUPPLY EQUIPMENT (2.17%)
 Active Power /1/                                24,850                414,498
 Advanced Energy Industries /1/                  13,030                537,748
 Capstone Turbine /1/                            20,710                457,484
                                                                     1,409,730
RADIO (1.56%)
 Hispanic Broadcasting /1/                       15,330                439,818
 Radio One /1/                                   26,070                574,843
                                                                     1,014,661
RENTAL AUTO & EQUIPMENT (0.85%)
 United Rentals /1/                              21,330                553,514
RETAIL-APPAREL & SHOE (3.11%)
 American Eagle Outfitters /1/                   18,445                650,002
 Bebe Stores /1/                                 28,260                824,061
 Pacific Sunwear of California /1/               24,430                547,965
                                                                     2,022,028
RETAIL-MAIL ORDER (0.51%)
 Williams-Sonoma /1/                              8,520                330,746
RETAIL-RESTAURANTS (1.12%)
 Krispy Kreme Doughnuts /1/                       3,770                150,800
 P.F. Chang's China Bistro /1/                   15,240                577,596
                                                                       728,396
RETAIL-SPORTING GOODS (0.79%)
 Galyans Trading                                 25,060                511,224
SEISMIC DATA COLLECTION (1.05%)
 Veritas DGC /1/                                 24,560                681,540
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.41%)
 Cirrus Logic /1/                                 1,120                 25,794
 Elantec Semiconductor /1/                        7,110                240,247
                                                                       266,041
SEMICONDUCTOR EQUIPMENT (2.06%)
 MKS Instruments /1/                             17,770                511,776
 Rudolph Technologies /1/                        11,130                523,110
 Varian Semiconductor Equipment Associates
  /1/                                             7,250                304,500
                                                                     1,339,386
STEEL PIPE & TUBE (1.26%)
 Maverick Tube /1/                               33,060                560,367
 Shaw Group /1/                                   6,410                257,041
                                                                       817,408
TELECOMMUNICATION EQUIPMENT (2.87%)
 Sonus Networks /1/                              32,630                762,237
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                   $
 UTStarcom /1/                                   47,320              1,102,556
                                                                     1,864,793
TELEPHONE-INTEGRATED (1.14%)
 Allegiance Telecom /1/                          49,640                744,104
THERAPEUTICS (0.67%)
 COR Therapeutics /1/                            14,210                433,405
                                   TOTAL COMMON STOCKS              64,548,808

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
PREFERRED STOCKS (0.20%)
MISCELLANEOUS INVESTING(0.20%)
 Cidera /1/ /2/                                  32,947                131,788
                                TOTAL PREFERRED STOCKS                 131,788
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (99.44%)              64,680,596
CASH AND RECEIVABLES, NET OF LIABILITIES (0.56%)                       361,961
                            TOTAL NET ASSETS (100.00%)             $65,042,557
                                                                   -------------

See accompanying notes.

                            SMALLCAP GROWTH ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            SMALLCAP GROWTH ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)


/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $131,788 or .20% of net assets.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (97.46%)
ADVERTISING SERVICES (0.12%)
                                                                         $
 Getty Images /1/                                       1,100                 28,886
AEROSPACE & DEFENSE (0.45%)
 Esterline Technologies                                 2,400                 52,200
 Gencorp                                                4,600                 58,880
                                                                             111,080
AEROSPACE & DEFENSE EQUIPMENT (0.27%)
 Kaman                                                    500                  8,850
 Moog                                                     600                 23,370
 Triumph Group /1/                                        700                 34,300
                                                                              66,520
AIRLINES (0.22%)
 Airtran Holdings /1/                                   4,500                 47,250
 America West Holdings /1/                                800                  7,976
                                                                              55,226
APPAREL MANUFACTURERS (0.72%)
 Columbia Sportswear /1/                                3,000                152,970
 Kellwood                                               1,100                 25,410
                                                                             178,380
APPLICATIONS SOFTWARE (0.07%)
 MRO Software /1/                                         500                  7,900
 Red Hat                                                  700                  2,800
 Vastera                                                  500                  7,100
                                                                              17,800
ATHLETIC EQUIPMENT (0.12%)
 Direct Focus /1/                                         600                 28,500
ATHLETIC FOOTWEAR (0.22%)
 Reebok International                                   1,700                 54,315
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.39%)
 Oshkosh Truck                                          2,200                 97,350
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (3.07%)
 American Axle & Manufacturing Holdings /1/             3,400                 57,800
 ArvinMeritor                                           7,600                127,224
 Borg Warner                                            1,600                 79,392
 Dura Automotive Systems /1/                              800                 12,800
 Lear /1/                                               2,200                 76,780
 Modine Manufacturing                                     800                 22,064
 Superior Industries International                      5,300                202,990
 Tower Automotive /1/                                  17,700                181,425
                                                                             760,475
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.01%)
 Exide                                                    200                  2,300
BEVERAGES-WINE & SPIRITS (0.30%)
 Constellation Brands /1/                               1,400                 57,400
 Robert Mondavi /1/                                       400                 16,216
                                                                              73,616
BROADCASTING SERVICES & PROGRAMMING (0.15%)
 Gray Communication System                              1,700                 32,368
 On Command /1/                                         1,100                  4,950
                                                                              37,318
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 Armstrong Holdings                                    10,000                 35,500
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                         $
 USG                                                      900                  3,798
                                                                              39,298
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.10%)
 Dycom Industries /1/                                   1,100                 25,223
BUILDING PRODUCTS-AIR & HEATING (0.59%)
 Lennox International                                   3,300                 36,135
 Nortek                                                 1,500                 46,830
 York International                                     1,800                 63,036
                                                                             146,001
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.27%)
 Florida Rock Industries                                1,000                 46,900
 Texas Industries                                         600                 20,634
                                                                              67,534
BUILDING PRODUCTS-LIGHT FIXTURES (0.22%)
 Genlyte Group /1/                                      1,800                 55,638
BUILDING PRODUCTS-WOOD (0.32%)
 Universal Forest Products                              3,500                 78,750
BUILDING-HEAVY CONSTRUCTION (0.00%)
 Washington Group International /1/                     2,500                    150
BUILDING-MAINTENANCE & SERVICE (0.55%)
 Encompass Services                                    15,300                136,935
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.20%)
 Winnebago Industries                                   1,600                 49,200
BUILDING-RESIDENTIAL & COMMERCIAL (3.75%)
 Del Webb                                               4,400                170,236
 KB Home                                                6,300                190,071
 MDC Holdings                                           3,500                123,900
 NVR                                                    1,600                236,800
 Ryland Group                                           2,600                131,560
 Standard-Pacific                                       2,100                 48,615
 Toll Brothers /1/                                        700                 27,517
                                                                             928,699
BUSINESS TO BUSINESS/E-COMMERCE (0.03%)
 QRS /1/                                                  500                  8,300
CABLE TV (0.20%)
 Insight Communications /1/                             2,000                 50,000
CASINO HOTELS (0.40%)
 Aztar /1/                                              4,200                 50,820
 Boyd Gaming /1/                                        8,400                 48,300
                                                                              99,120
CELLULAR TELECOMMUNICATIONS (0.37%)
 Alamosa Holdings /1/                                   1,700                 27,710
 Centennial Communications                                600                  7,914
 Dobson Communications                                  3,200                 54,560
 Metrocall /1/                                          4,500                    225
                                                                              90,409
CERAMIC PRODUCTS (0.04%)
 Dal-Tile International /1/                               600                 11,130
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.67%)
                                                                         $
 Olin                                                   4,300                 73,057
 Solutia                                                7,200                 91,800
                                                                             164,857
CHEMICALS-FIBERS (0.38%)
 Wellman                                                5,300                 94,870
CHEMICALS-PLASTICS (0.30%)
 PolyOne                                                7,200                 74,952
CHEMICALS-SPECIALTY (1.35%)
 Crompton                                               5,800                 63,220
 Cytec Industries /1/                                   2,800                106,400
 International Specialty Products                       4,800                 50,880
 Millennium Chemicals                                   5,600                 84,280
 Terra Industries                                       7,600                 29,640
                                                                             334,420
CIRCUIT BOARDS (0.20%)
 Benchmark Electronics /1/                                400                  9,744
 DDI /1/                                                  700                 14,000
 Merix /1/                                                700                 12,243
 Park Electrochemical                                     500                 13,200
                                                                              49,187
COMMERCIAL BANKS (5.15%)
 1st Source                                             1,000                 28,000
 Alabama National Bancorp.                                600                 19,470
 Banner                                                 4,100                 90,200
 BOK Financial /1/                                        300                  8,070
 City National                                          1,900                 84,151
 Corus Bankshares                                         200                 12,050
 CVB Financial                                          1,400                 26,880
 First Citizens BancShares                                300                 32,550
 GBC Bancorp                                            2,400                 68,520
 Gold Banc                                              2,300                 17,802
 Great Southern Bancorp                                 1,900                 49,913
 Hamilton Bancorp. /1/                                    600                  4,200
 Independent Bank                                         100                  1,974
 Local Financial /1/                                    2,500                 32,250
 Mid-State Bancshares                                   1,400                 25,536
 National City Bancorp.                                   500                 14,975
 National Commerce Financial                            5,600                136,472
 NBT Bancorp                                              100                  1,930
 Pacific Century Financial                              9,800                252,742
 Provident Bankshares                                   2,500                 62,350
 Provident Financial Group                              3,900                128,388
 Republic Bancorp.                                      6,500                 90,350
 Santander Bancorp.                                     1,000                 19,550
 Silicon Valley Bancshares                                600                 13,200
 Summit Bancshares                                        500                  9,410
 West Coast Bancorp                                     3,400                 43,078
                                                                           1,274,011
COMMERCIAL SERVICE-FINANCE (0.22%)
 Century Business Services                             10,100                 54,540
COMMUNICATIONS SOFTWARE (0.15%)
 Avid Technology /1/                                    2,300                 36,110
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.01%)
                                                                         $
 Aspen Technology /1/                                     100                  2,420
COMPUTER SERVICES (0.25%)
 CACI International /1/                                 1,000                 47,000
 SYKES Enterprises /1/                                  1,300                 14,300
                                                                              61,300
COMPUTER SOFTWARE (0.08%)
 Phoenix Technologies /1/                               1,400                 20,440
COMPUTERS (0.02%)
 Micron Electronics /1/                                 3,000                  4,770
COMPUTERS-INTEGRATED SYSTEMS (0.27%)
 Avant! /1/                                             2,400                 31,920
 MTS Systems                                            2,600                 35,854
                                                                              67,774
COMPUTERS-MEMORY DEVICES (0.32%)
 Hutchison Technology /1/                                 300                  5,715
 Iomega /1/                                             2,300                  5,497
 Storage Technology /1/                                 1,100                 15,136
 Western Digital /1/                                   13,100                 52,400
                                                                              78,748
COMPUTERS-PERIPHERAL EQUIPMENT (0.55%)
 Electronics for Imaging /1/                            4,100                120,950
 InFocus /1/                                              700                 14,273
                                                                             135,223
CONSULTING SERVICES (0.16%)
 Gartner /1/                                            3,600                 39,600
CONSUMER PRODUCTS-MISCELLANEOUS (0.94%)
 American Greetings                                     2,400                 26,400
 Blyth                                                    700                 17,997
 Central Garden & Pet /1/                               2,300                 19,044
 Pennzoil-Quaker State                                  7,200                 80,640
 Russ Berrie                                            1,300                 38,220
 Tupperware                                             2,100                 49,203
                                                                             231,504
CONTAINERS-METAL & GLASS (0.23%)
 Greif Brothers                                           500                 15,175
 Silgan Holdings                                        2,400                 42,144
                                                                              57,319
CONTAINERS-PAPER & PLASTIC (0.79%)
 Intertape Polymer Group                                3,300                 44,847
 Ivex Packaging /1/                                       400                  7,600
 Pactiv /1/                                            10,600                142,040
                                                                             194,487
DATA PROCESSING & MANAGEMENT (0.18%)
 American Management Systems /1/                        1,100                 25,960
 Filenet /1/                                              100                  1,480
 National Data                                            500                 16,200
                                                                              43,640
DECISION SUPPORT SOFTWARE (0.23%)
 Datastream Systems                                       300                  2,262
 Precise Software Solutions /1/                         1,800                 55,260
                                                                              57,522
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC KITS (0.27%)
                                                                         $
 Diagnostic Products                                    2,000                 66,400
DIRECT MARKETING (0.07%)
 Advo                                                     500                 17,075
DISTRIBUTION/WHOLESALE (0.96%)
 Handleman                                              4,800                 80,400
 Hughes Supply                                          2,800                 66,220
 United Stationers                                      2,900                 91,524
                                                                             238,144
DIVERSIFIED MANUFACTURING OPERATIONS (2.13%)
 A.O. Smith                                             3,300                 59,070
 Ameron International                                   1,100                 73,425
 Barnes Group                                           2,600                 64,220
 Federal Signal                                         1,000                 23,470
 GenTek                                                 6,800                 36,040
 Griffon /1/                                            1,000                 11,000
 Harsco                                                   800                 21,704
 National Service Industries                            3,400                 76,738
 Pittston Brink's Group                                   300                  6,687
 Roper Industries                                       3,000                125,250
 SPS Technologies /1/                                     600                 28,440
 Trinity Industries                                       100                  2,050
                                                                             528,094
DIVERSIFIED MINERALS (0.03%)
 Amcol International                                    1,400                  8,400
E-COMMERCE/PRODUCTS (0.00%)
 Stamps.com /1/                                           300                  1,125
E-SERVICES/CONSULTING (0.08%)
 Websense                                               1,000                 20,000
ELECTRIC-INTEGRATED (3.97%)
 Avista                                                 2,000                 39,960
 CH Energy Group                                        1,000                 43,950
 Cleco                                                  9,200                209,300
 EL Paso Electric                                       7,300                116,727
 Northwestern                                           2,200                 49,280
 Public Service Co. of New Mexico                       7,100                227,910
 RGS Energy Group                                       3,600                135,000
 Sierra Pacific Resources                               1,800                 28,782
 UIL Holdings                                             400                 19,436
 Unisource Energy                                       4,900                112,553
                                                                             982,898
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.59%)
 ACT Manufacturing /1/                                 12,600                137,844
 Stoneridge /1/                                           700                  7,525
                                                                             145,369
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.33%)
 Caliper Technologies /1/                                 500                 10,525
 MEMC Electronics Materials /1/                         1,000                  7,650
 Pioneer Standard Electronics                           4,000                 51,200
 Zoran /1/                                                400                 11,888
                                                                              81,263
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (0.06%)
                                                                         $
 Analogic                                                 300                 13,665
ELECTRONIC SECURITY DEVICES (0.17%)
 Sensormatic Electronics                                2,500                 42,500
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (0.25%)
 EMCOR Group /1/                                          400                 14,460
 URS                                                    1,800                 48,600
                                                                              63,060
ENTERPRISE SOFTWARE/SERVICE (0.33%)
 Hyperion Solutions /1/                                 3,300                 49,500
 JDA Software Group /1/                                 2,000                 33,220
                                                                              82,720
ENTERTAINMENT SOFTWARE (0.05%)
 Acclaim Entertainment                                  2,600                 12,688
ENVIRONMENTAL MONITORING & DETECTION (0.08%)
 Mine Safety Appliances                                   600                 20,550
FINANCE-AUTO LOANS (0.84%)
 AmeriCredit /1/                                        3,100                161,045
 Westcorp                                               2,200                 46,640
                                                                             207,685
FINANCE-COMMERCIAL (0.49%)
 Heller Financial                                       3,000                120,000
FINANCE-CREDIT CARD (0.21%)
 Advanta                                                3,200                 51,200
FINANCE-INVESTMENT BANKER & BROKER (0.18%)
 Southwest Securities Group                               700                 14,490
 Wit Soundview Group /1/                               16,300                 29,829
                                                                              44,319
FINANCE-LEASING COMPANY (0.26%)
 MicroFinancial                                         3,900                 63,219
FINANCE-MORTGAGE LOAN/BANKER (0.35%)
 American Home Mortgage Holdings                        5,200                 61,906
 Bank United /1/                                        3,000                    990
 Doral Financial                                          700                 24,010
                                                                              86,906
FINANCIAL GUARANTEE INSURANCE (0.21%)
 Triad Guaranty /1/                                     1,300                 52,000
FIREARMS & AMMUNITION (0.17%)
 Sturm Ruger                                            4,300                 42,140
FOOD-BAKING (0.16%)
 Earthgrains                                            1,500                 39,000
FOOD-CANNED (0.03%)
 Del Monte Foods /1/                                    1,000                  8,380
FOOD-DAIRY PRODUCTS (0.34%)
 Suiza Foods /1/                                        1,600                 84,960
FOOD-MISCELLANEOUS/DIVERSIFIED (1.17%)
 American Italian Pasta /1/                               600                 27,840
 Corn Products International                              400                 12,800
 Dean Foods                                             2,500                100,500
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                         $
 Dole Food                                              5,400                102,870
 J & J Snack Foods /1/                                    900                 19,935
 Ralcorp Holdings /1/                                     300                  5,622
 Riviana Foods                                            200                  3,630
 Sensient Technologies                                    800                 16,416
                                                                             289,613
FOOD-RETAIL (0.14%)
 Great Atlantic & Pacific Tea                           2,400                 35,520
FOOD-WHOLESALE/DISTRIBUTION (0.40%)
 Fleming                                                2,800                 99,960
GARDEN PRODUCTS (0.38%)
 Toro                                                   2,100                 94,395
GAS-DISTRIBUTION (3.37%)
 AGL Resources                                          2,500                 59,375
 Atmos Energy                                           5,000                122,300
 Cascade Natural Gas                                    1,400                 29,820
 Laclede Gas                                            3,200                 81,280
 New Jersey Resources                                   1,500                 67,800
 Northwest Natural                                      3,000                 74,700
 Oneok                                                  5,500                108,350
 Peoples Energy                                           400                 16,080
 Piedmont Natural Gas                                     700                 24,864
 Southwestern Energy                                    9,000                110,250
 UGI                                                    1,900                 51,300
 WGL Holdings                                           3,200                 86,752
                                                                             832,871
HOME FURNISHINGS (0.57%)
 Furniture Brands International /1/                     4,000                112,000
 Kimball International                                  1,500                 27,150
 La-Z-Boy                                                 100                  1,850
                                                                             141,000
HOSPITAL BEDS & EQUIPMENT (0.22%)
 Invacare                                               1,400                 54,082
HOTELS & MOTELS (0.92%)
 Extended Stay America /1/                              7,500                112,500
 Four Seasons Hotels                                      600                 33,210
 LaSalle Hotel Properties /1/                           2,700                 48,114
 Prime Hospitality                                      2,800                 33,180
                                                                             227,004
HOUSEWARES (0.13%)
 Libbey                                                   800                 31,768
IDENTIFICATION SYSTEM/DEVELOPMENT (0.11%)
 Checkpoint Systems /1/                                 1,300                 23,140
 Paxar /1/                                                200                  2,880
                                                                              26,020
INDEPENDENT POWER PRODUCER (0.27%)
 Covanta Energy                                         3,600                 66,456
INDUSTRIAL AUTOMATION & ROBOTS (0.01%)
 Gerber Scientific                                        300                  3,285
INSTRUMENTS-CONTROLS (0.35%)
 Watts Industries                                         100                  1,695
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (CONTINUED)
                                                                         $
 Woodward Governor                                      1,000                 84,350
                                                                              86,045
INSTRUMENTS-SCIENTIFIC (0.05%)
 Fisher Scientific International                          400                 11,600
INTERNET APPLICATION SOFTWARE (0.05%)
 WebEx Communications                                     500                 13,330
INTERNET BROKERS (0.07%)
 CSFBdirect /1/                                         3,500                 16,625
INTERNET FINANCIAL SERVICES (0.86%)
 IndyMac Bancorp                                        4,200                112,560
 Net.B@nk /1/                                           3,400                 38,420
 NextCard /1/                                           5,600                 61,880
                                                                             212,860
INTERNET INCUBATORS (0.11%)
 Safeguard Scientifics                                  5,200                 26,728
INTERNET INFRASTRUCTURE EQUIPMENT (0.02%)
 Avocent /1/                                              200                  4,550
INTERNET INFRASTRUCTURE SOFTWARE (0.37%)
 Akamai Technologies                                    5,600                 51,380
 Asiainfo Holdings                                      1,600                 31,600
 Retek /1/                                                200                  9,588
                                                                              92,568
INTERNET TELEPHONY (0.19%)
 ITXC                                                   6,600                 46,200
INVESTMENT COMPANIES (2.17%)
 Allied Capital                                        13,600                314,840
 American Capital Strategies                            7,900                221,674
                                                                             536,514
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.09%)
 WP Stewart                                               900                 22,050
LASERS-SYSTEMS & COMPONENTS (0.33%)
 Coherent /1/                                           1,300                 47,021
 Electro Scientific Industries /1/                        900                 34,290
                                                                              81,311
LEISURE & RECREATION PRODUCTS (0.21%)
 WMS Industries                                         1,600                 51,472
LIFE & HEALTH INSURANCE (0.51%)
 AmerUs Group                                             100                  3,547
 Delphi Financial Group                                 2,400                 92,400
 FBL Financial Group                                      400                  7,200
 Kansas City Life Insurance                               200                  8,000
 Nationwide Financial Services                            200                  8,730
 UICI /1/                                                 400                  5,100
                                                                             124,977
LINEN SUPPLY & RELATED ITEMS (0.08%)
 Unifirst                                               1,000                 19,000
MACHINERY TOOLS & RELATED PRODUCTS (0.28%)
 Milacron                                               4,500                 70,515
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.44%)
                                                                         $
 Astec Industries /1/                                   1,400                 24,150
 JLG Industries                                         1,500                 18,525
 Terex                                                  3,100                 65,720
                                                                             108,395
MACHINERY-FARM (0.23%)
 CNH Global                                             9,500                 56,335
MACHINERY-GENERAL INDUSTRY (2.00%)
 Albany International                                   5,800                109,620
 Applied Industrial Technologies                        4,000                 75,800
 Gardner Denver /1/                                     2,400                 49,320
 Idex                                                   2,500                 85,000
 Manitowoc                                                300                  8,850
 McDermott International                               12,400                144,460
 Sauer-Danfoss                                          2,400                 22,680
                                                                             495,730
MACHINERY-MATERIAL HANDLING (0.54%)
 Nacco Industries                                       1,700                132,583
MACHINERY-PRINT TRADE (0.64%)
 Imation /1/                                            4,100                103,320
 Zebra Technologies /1/                                 1,100                 54,032
                                                                             157,352
MACHINERY-PUMPS (0.78%)
 Flowserve                                              5,800                178,350
 Thomas Industries                                        500                 14,750
                                                                             193,100
MEDICAL INSTRUMENTS (0.15%)
 Conmed /1/                                             1,100                 28,655
 Datascope                                                200                  9,218
                                                                              37,873
MEDICAL LABORATORY & TESTING SERVICE (0.35%)
 Covance /1/                                            3,800                 86,070
MEDICAL PRODUCTS (0.32%)
 Cooper                                                   700                 35,980
 Cyberonics /1/                                         2,200                 37,180
 Vital Signs                                              200                  6,610
                                                                              79,770
MEDICAL STERILIZATION PRODUCT (0.32%)
 Steris /1/                                             4,000                 80,200
MEDICAL-BIOMEDICAL/GENE (0.26%)
 Cell Genesys                                           1,400                 28,700
 Diversa /1/                                            1,300                 26,442
 Incyte Genomics /1/                                      400                  9,808
                                                                              64,950
MEDICAL-DRUGS (0.06%)
 3-Dimensional Pharmaceuticals /1/                        300                  2,883
 Carter-Wallace                                           400                  7,740
 Ligand Pharmaceuticals /1/                               300                  3,390
                                                                              14,013
MEDICAL-GENERIC DRUGS (0.14%)
 Alpharma                                               1,300                 35,425
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.57%)
                                                                         $
 Coventry Health Care /1/                               2,500                 50,500
 Mid Atlantic Medical Services /1/                        300                  5,379
 Pacificare Health Systems /1/                            800                 13,040
 Rightchoice Managed Care /1/                             700                 31,080
 Sierra Health Services /1/                             5,700                 39,957
                                                                             139,956
MEDICAL-NURSING HOMES (0.26%)
 Beverly Enterprises /1/                                  100                  1,070
 Manor Care /1/                                         2,000                 63,500
                                                                              64,570
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.23%)
 Apria Healthcare Group /1/                             2,000                 57,700
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.18%)
 Bergen Brunswig                                        2,300                 44,206
METAL PROCESSORS & FABRICATION (0.79%)
 Mueller Industries /1/                                 2,100                 69,111
 Precision Castparts                                    1,400                 52,388
 Quanex                                                 1,000                 25,900
 Timken                                                   800                 13,552
 Wolverine Tube /1/                                     2,100                 34,797
                                                                             195,748
METAL-COPPER (0.05%)
 Southern Peru Copper                                   1,000                 12,350
MISCELLANEOUS INVESTING (10.41%)
 Anthracite Capital                                     7,500                 82,875
 Centerpoint Properties                                 3,200                160,640
 Chelsea Property Group                                 3,400                159,460
 Colonial Properties Trust                              2,800                 86,240
 Cousins Properties                                     2,500                 67,125
 Federal Realty Investment Trust                          200                  4,148
 FelCor Lodging Trust                                  11,500                269,100
 Franchise Finance Corp. of America                     1,400                 35,154
 Gables Residential Trust                               5,800                173,710
 General Growth Properties                              3,400                133,824
 Healthcare Realty Trust                                4,900                128,870
 Highwoods Properties                                   4,200                111,930
 Home Properties of New York                            2,100                 63,210
 HRPT Properties Trust                                  5,400                 52,542
 Innkeepers USA Trust                                   9,000                107,820
 Meristar Hospitality                                   2,000                 47,500
 Mission West Properties                               11,200                135,520
 Post Properties                                        3,600                136,260
 Prentiss Properties Trust                              2,800                 73,640
 RFS Hotel Investors                                    4,800                 75,792
 Sovran Self Storage                                    1,900                 52,003
 Summit Properties                                      4,600                123,418
 United Dominion Realty Trust                          20,500                294,175
                                                                           2,574,956
MISCELLANEOUS MANUFACTURERS (0.10%)
 WABTEC                                                 1,600                 24,000
MULTI-LINE INSURANCE (0.85%)
 Alfa                                                   2,500                 61,750
 American National Insurance                            1,800                134,550
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                         $
 United Fire & Casualty                                   500                 14,610
                                                                             210,910
MULTIMEDIA (0.25%)
 Media General                                          1,200                 55,200
 Metromedia International Group /1/                     2,400                  7,896
                                                                              63,096
MUSIC (0.12%)
 Steinway Musical Instruments /1/                       1,700                 30,005
NETWORKING PRODUCTS (0.48%)
 Anixter International /1/                              2,000                 61,400
 Cable Design Technologies /1/                          2,500                 40,400
 Turnstone Systems /1/                                  2,500                 17,500
                                                                             119,300
NON-FERROUS METALS (0.05%)
 USEC                                                   1,600                 13,488
OFFICE AUTOMATION & EQUIPMENT (0.30%)
 Ikon Office Solutions                                  7,500                 73,500
OFFICE FURNISHINGS-ORIGINAL (0.03%)
 Compx International                                      600                  7,170
OFFICE SUPPLIES & FORMS (0.09%)
 Standard Register                                        300                  5,550
 Wallace Computer Services                              1,000                 16,540
                                                                              22,090
OIL & GAS (0.19%)
 Spinnaker Exploration /1/                              1,200                 47,832
OIL COMPANY-EXPLORATION & PRODUCTION (2.15%)
 Callon Petroleum /1/                                     500                  5,925
 Houston Exploration /1/                                1,200                 37,500
 HS Resources /1/                                       1,400                 90,720
 Mitchell Energy & Development                            500                 23,125
 Newfield Exploration /1/                               1,600                 51,296
 Penn Virginia                                          4,100                134,890
 Pioneer Natural Resources                              5,800                 98,890
 Range Resources                                        3,100                 18,600
 Swift Energy /1/                                         700                 21,091
 Vintage Petroleum                                      2,300                 43,010
 XTO Energy                                               450                  6,458
                                                                             531,505
OIL FIELD MACHINERY & EQUIPMENT (0.16%)
 Lufkin Industries                                      1,400                 38,640
OIL-FIELD SERVICES (0.21%)
 Core Laboratories /1/                                  2,800                 52,500
OPTICAL SUPPLIES (0.09%)
 Ocular Sciences /1/                                      900                 22,860
PAPER & RELATED PRODUCTS (0.34%)
 Buckeye Technologies /1/                                 900                 12,960
 Caraustar Industries                                   2,200                 20,240
 P.H. Glatfelter                                        1,600                 22,816
 Pope & Talbot                                          2,200                 28,402
                                                                              84,418
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHOTO EQUIPMENT & SUPPLIES (0.01%)
                                                                         $
 Polaroid                                                 700                  1,820
PHYSICIAN PRACTICE MANAGEMENT (0.15%)
 Ameripath /1/                                            600                 17,580
 US Oncology /1/                                        2,300                 20,447
                                                                              38,027
PIPELINES (0.11%)
 Western Gas Resources                                    800                 26,080
POULTRY (0.30%)
 Pilgrims Pride                                         6,000                 75,300
POWER CONVERTER & SUPPLY EQUIPMENT (0.43%)
 Capstone Turbine /1/                                   4,800                106,032
PRINTING-COMMERCIAL (0.12%)
 Banta                                                  1,000                 29,300
PROPERTY & CASUALTY INSURANCE (1.76%)
 CNA Surety                                               700                  9,800
 Commerce Group                                           500                 18,395
 First American                                         3,100                 58,714
 Harleysville Group                                       700                 20,825
 LandAmerica Financial Group                              700                 22,295
 RLI                                                      800                 35,936
 SCPIE Holdings                                           500                 10,100
 State Auto Financial                                     600                  9,834
 Vesta Insurance Group                                  1,200                 13,140
 W.R. Berkley                                           5,700                236,094
                                                                             435,133
PROTECTION-SAFETY (0.03%)
 Bacou /1/                                                300                  8,454
PUBLISHING-NEWSPAPERS (0.15%)
 Journal Register /1/                                     600                  9,660
 Lee Enterprises                                          800                 26,400
                                                                              36,060
RADIO (0.12%)
 Salem Communications /1/                               1,400                 30,632
REAL ESTATE MANAGEMENT/SERVICES (0.34%)
 Jones Lang LaSalle /1/                                 2,100                 27,720
 LNR Property                                             600                 21,000
 Security Capital Group /1/                             1,600                 34,240
                                                                              82,960
RECREATIONAL VEHICLES (0.37%)
 Polaris Industries                                     2,000                 91,600
REINSURANCE (0.39%)
 RenaissanceRe Holdings                                 1,300                 96,330
RENTAL AUTO & EQUIPMENT (0.62%)
 Aaron Rents                                              800                 13,600
 Dollar Thrifty Automotive Group /1/                    2,700                 64,800
 Electro Rent                                             400                  6,524
 Rent-A-Center /1/                                      1,300                 68,380
                                                                             153,304
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RESEARCH & DEVELOPMENT (0.06%)
                                                                         $
 Parexel International /1/                                700                 13,650
RESPIRATORY PRODUCTS (0.09%)
 Edwards Lifesciences /1/                                 800                 21,088
RETAIL-APPAREL & SHOE (2.05%)
 Burlington Coat Factory Warehouse                      1,800                 36,000
 Cato                                                     700                 13,664
 Charming Shoppes                                       9,400                 56,400
 Dress Barn /1/                                         2,200                 50,050
 Footstar /1/                                           1,600                 55,040
 Genesco /1/                                            5,300                178,080
 Pacific Sunwear of California /1/                      5,300                118,879
                                                                             508,113
RETAIL-ARTS & CRAFTS (0.03%)
 Michaels Stores /1/                                      200                  8,200
RETAIL-AUTO PARTS (0.23%)
 PEP Boys-Manny Moe & Jack                              5,000                 56,150
RETAIL-AUTOMOBILE (0.03%)
 Sonic Automotive /1/                                     400                  7,640
RETAIL-COMPUTER EQUIPMENT (0.02%)
 Systemax /1/                                           2,500                  6,075
RETAIL-CONSUMER ELECTRONICS (0.01%)
 Intertan /1/                                             200                  2,800
RETAIL-CONVENIENCE STORE (0.14%)
 Casey's General Stores                                 2,600                 33,800
RETAIL-DISCOUNT (0.07%)
 ShopKo Stores                                          2,400                 17,472
RETAIL-HOME FURNISHINGS (0.36%)
 Haverty Furniture                                      1,400                 20,930
 Pier 1 Imports                                         6,000                 69,000
                                                                              89,930
RETAIL-HYPERMARKETS (0.05%)
 Smart & Final                                          1,200                 13,200
RETAIL-REGIONAL DEPARTMENT STORE (0.09%)
 Dillards                                               1,500                 22,905
RETAIL-RESTAURANTS (1.43%)
 Applebees International                                  600                 19,200
 Bob Evans Farms                                          100                  1,800
 Landry's Seafood Restaurant                            5,100                 86,700
 Lone Star Steakhouse & Saloon                          8,000                103,920
 Papa John's International /1/                          1,800                 45,630
 Rare Hospitality International /1/                       600                 13,560
 Ruby Tuesday                                           2,800                 47,880
 Ryan's Family Steak Houses /1/                         2,800                 34,300
                                                                             352,990
RETIREMENT & AGED CARE (0.03%)
 Sunrise Assisted Living /1/                              300                  7,875
SAVINGS & LOANS/THRIFTS (3.75%)
 BankAtlantic Bancorp                                   2,700                 23,463
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS/THRIFTS (CONTINUED)
                                                                         $
 Downey Financial                                       2,200                103,972
 First Niagara Financial Group                            500                  7,765
 Firstfed Financial                                     2,100                 62,580
 Flushing Financial                                     3,400                 81,294
 Greenpoint Financial                                   4,300                165,120
 New York Community Bancorp                             5,400                203,310
 Ocwen Financial /1/                                   11,900                121,975
 Webster Financial                                      4,800                157,344
                                                                             926,823
SCHOOLS (0.07%)
 New Horizons Worldwide                                 1,100                 16,434
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.13%)
 Cirrus Logic /1/                                       1,000                 23,030
 Simplex Solutions                                        400                  9,480
                                                                              32,510
SEMICONDUCTOR EQUIPMENT (0.52%)
 ASM Lithography Holding /1/                              757                 16,843
 Credence Systems /1/                                     400                  9,696
 Dupont Photomasks /1/                                    500                 24,125
 FSI International                                      2,500                 31,500
 Kulicke & Soffa Industries                               700                 12,012
 Photronics /1/                                           700                 17,962
 Varian Semiconductor Equipment Associates /1/            400                 16,800
                                                                             128,938
SOFTWARE TOOLS (0.33%)
 Borland Software /1/                                   5,200                 81,120
STEEL PIPE & TUBE (0.35%)
 Valmont Industries                                     4,700                 85,540
STEEL-PRODUCERS (0.73%)
 Bethlehem Steel                                        4,900                  9,898
 Carpenter Technology                                   4,100                120,089
 Reliance Steel & Aluminum                              2,000                 50,500
                                                                             180,487
TELECOM EQUIPMENT FIBER OPTICS (0.02%)
 MRV Communications /1/                                   600                  5,610
TELECOMMUNICATION EQUIPMENT (0.78%)
 Andrew /1/                                             4,500                 83,025
 AudioCodes /1/                                         5,600                 39,592
 Commscope /1/                                          1,200                 28,200
 North Pittsburgh Systems                                 800                 12,792
 Plantronics /1/                                        1,000                 23,150
 Symmetricom /1/                                          500                  7,320
                                                                             194,079
TELECOMMUNICATION SERVICES (0.26%)
 Commonwealth Telephone Enterprises                       400                 16,900
 Illuminet Holdings /1/                                   500                 15,725
 ITC Deltacom /1/                                         600                  2,400
 NTELOS                                                 1,000                 30,060
                                                                              65,085
TELEPHONE-INTEGRATED (0.15%)
 CT Communications                                        500                  9,280
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                         $
 General Communication /1/                              2,200                 26,620
                                                                              35,900
TELEVISION (0.21%)
 Pegasus Communications /1/                               800                 18,000
 Sinclair Broadcast Group /1/                           3,400                 35,020
                                                                              53,020
TEXTILE-HOME FURNISHINGS (0.34%)
 Mohawk Industries /1/                                    500                 17,600
 Springs Industries                                     1,500                 66,150
                                                                              83,750
THERAPEUTICS (0.02%)
 NPS Pharmaceuticals /1/                                  100                  4,020
TOBACCO (0.93%)
 Universal                                              5,800                230,028
TRANSACTIONAL SOFTWARE (0.00%)
 Digital Courier Technologies /1/                       1,400                    420
TRANSPORT-AIR FREIGHT (0.01%)
 CNF                                                      100                  2,825
TRANSPORT-EQUIPMENT & LEASING (0.54%)
 Interpool                                              1,000                 15,700
 Willis Lease Finance /1/                               4,300                 47,601
 Xtra                                                   1,400                 69,440
                                                                             132,741
TRANSPORT-MARINE (0.61%)
 Alexander & Baldwin                                    2,700                 69,525
 Overseas Shipholding Group                             2,700                 82,458
                                                                             151,983
TRANSPORT-TRUCK (1.35%)
 JB Hunt Transport Services                             3,600                 68,400
 Landstar System /1/                                      400                 27,208
 Roadway Express                                        1,400                 33,278
 USFreightways                                            700                 20,650
 Werner Enterprises                                     3,100                 75,175
 Yellow                                                 5,800                110,084
                                                                             334,795
TRUCKING & LEASING (0.23%)
 Ryder System                                           2,900                 56,840
VITAMINS & NUTRITION PRODUCTS (0.01%)
 Herbalife International                                  300                  2,997
WATER (0.03%)
 SJW                                                      100                  8,550
WEB HOSTING & DESIGN (0.16%)
 Register.com                                           2,500                 38,725
WEB PORTALS (0.15%)
 Prodigy Communications                                 5,800                 33,002
 StarMedia Network /1/                                  2,100                  3,906
                                                                              36,908
WIRE & CABLE PRODUCTS (0.15%)
 General Cable                                          2,000                 37,100
                                                       Shares
                                                        Held                Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.11%)
                                                                         $
 Allen Telecom                                          1,800                 27,000
                                         TOTAL COMMON STOCKS              24,117,670
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (97.46%)              24,117,670
CASH AND RECEIVABLES, NET OF LIABILITIES (2.54%)                             628,472
                                  TOTAL NET ASSETS (100.00%)             $24,746,142
                                                                         -------------

See accompanying notes.

                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               UTILITIES ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (80.81%)
CELLULAR TELECOMMUNICATIONS (1.43%)
                                                                       $
 AT&T Wireless Group /1/                              8,300                135,705
 Sprint /1/                                          21,600                521,640
                                                                           657,345
COAL (0.24%)
 Peabody Energy                                       3,290                107,748
ELECTRIC-GENERATION (1.19%)
 Orion Power Holdings /1/                            22,950                546,440
ELECTRIC-INTEGRATED (44.61%)
 Allegheny Energy                                    14,200                685,150
 Constellation Energy Group                          39,100              1,665,660
 DTE Energy                                           6,207                288,253
 Duke Energy                                         43,600              1,700,836
 Entergy                                             33,800              1,297,582
 Exelon                                              26,300              1,686,356
 FPL Group                                           25,300              1,523,313
 GPU                                                 34,200              1,202,130
 Kansas City Power & Light                           29,400                721,770
 Montana Power                                       32,300                374,680
 Niagara Mohawk Holdings                             48,500                857,965
 NiSource                                            47,603              1,300,990
 NiSource /1/                                         6,594                 15,628
 NSTAR                                               14,100                600,096
 Pinnacle West Capital                               24,900              1,180,260
 PPL                                                 13,700                753,500
 Public Service Enterprise Group                     21,200              1,036,680
 Reliant Energy                                      34,300              1,104,803
 Scottish Power                                      26,198                764,981
 Southern                                            20,800                483,600
 TXU                                                 25,500              1,228,845
                                                                        20,473,078
ENERGY-ALTERNATE SOURCES (0.76%)
 Aquila /1/                                           8,200                202,130
 Ballard Power Systems /1/                            3,100                144,336
                                                                           346,466
GAS-DISTRIBUTION (2.27%)
 New Jersey Resources                                13,000                587,600
 Peoples Energy                                      11,300                454,260
                                                                         1,041,860
INDEPENDENT POWER PRODUCER (4.87%)
 NRG Energy /1/                                      30,200                666,816
 Reliant Resources                                   17,000                419,900
 Utilicorp United                                    37,500              1,145,625
                                                                         2,232,341
PIPELINES (10.66%)
 Dynegy                                              40,100              1,864,650
 Enron                                               33,100              1,621,900
 Williams                                            42,600              1,403,670
                                                                         4,890,220
POWER CONVERTER & SUPPLY EQUIPMENT (0.16%)
 Capstone Turbine /1/                                 3,300                 72,897
TELECOM EQUIPMENT FIBER OPTICS (0.44%)
 Tycom /1/                                            9,037                155,436
                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOM EQUIPMENT FIBER OPTICS (CONTINUED)
                                                                       $
 Williams Communications Group /1/                   16,201                 47,793
                                                                           203,229
TELECOMMUNICATION SERVICES (0.33%)
 Time Warner Telecom /1/                              4,500                150,840
TELEPHONE-INTEGRATED (13.85%)
 Alltel                                              12,600                771,876
 AT&T                                                10,900                239,800
 BellSouth                                           26,500              1,067,155
 Broadwing                                           25,000                611,250
 Level 3 Communications /1/                          14,100                 77,409
 SBC Communications                                  31,400              1,257,884
 Telephone & Data Systems                             7,500                815,625
 Verizon Communications                              28,344              1,516,404
                                                                         6,357,403
                                       TOTAL COMMON STOCKS              37,079,867

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (10.48%)
ELECTRIC-INTEGRATED (2.46%)
 Dominion Resources                                  19,500              1,127,100
INDEPENDENT POWER PRODUCER (5.10%)
 Calpine Capital Trust                               12,300              1,635,900
 SEI Trust I                                          9,800                705,600
                                                                         2,341,500
PIPELINES (2.92%)
 El Paso Energy Capital Trust I                      20,400              1,341,300
                                    TOTAL PREFERRED STOCKS               4,809,900

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
BONDS (4.68%)
BROADCASTING SERVICES & PROGRAMMING (1.08%)
 Liberty Media                                   10,000,000
                                                 $                     $
  4.00%; 11/15/29                                   650,000                493,188
ELECTRIC-GENERATION (3.60%)
 AES                                             10,000,000
  4.50%; 08/15/05                                 1,007,000              1,653,997
                                               TOTAL BONDS               2,147,185

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.70%)
FINANCE-CONSUMER LOANS (3.70%)
 Investment in Joint Trading Account;
  Student Loan Marketing Association             10,000,000
                                                 $                     $
  3.94%; 07/02/01                                 1,699,601              1,699,229
                                    TOTAL COMMERCIAL PAPER               1,699,229
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (99.67%)              45,736,181
CASH AND RECEIVABLES, NET OF LIABILITIES (0.33%)                           152,760
                                TOTAL NET ASSETS (100.00%)             $45,888,941
                                                                       -------------

See accompanying notes.

                               UTILITIES ACCOUNT

                           JUNE 30, 2001 (UNAUDITED)


/1 /Non-income producing security.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001/(C)/       2000       1999       1998       1997       1996
                           ----            ----       ----       ----       ----       ----
ASSET ALLOCATION ACCOUNT
------------------------
Net Asset Value,
 Beginning of Period..    $12.02         $13.23     $12.30     $11.94     $11.48     $11.11
Income from Investment
 Operations:
 Net Investment Income      0.15           0.35       0.35       0.31       0.30       0.36
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.53)         (0.17)      2.00       0.76       1.72       1.06
                           -----          -----       ----       ----       ----       ----
 Total From Investment
            Operations     (0.38)          0.18       2.35       1.07       2.02       1.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.34)     (0.35)     (0.31)     (0.30)     (0.36)
 Distributions from
  Capital Gains.......     (0.03)         (1.05)     (1.07)     (0.40)     (1.26)     (0.69)
                           -----          -----      -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.03)         (1.39)     (1.42)     (0.71)     (1.56)     (1.05)
                           -----          -----      -----      -----      -----      -----
Net Asset Value, End
 of Period............    $11.61         $12.02     $13.23     $12.30     $11.94     $11.48
                          ======         ======     ======     ======     ======     ======
Total Return..........     (3.20)%/(d)/    1.61%     19.49%      9.18%     18.19%     12.92%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $97,772        $94,905    $89,711    $84,089    $76,804    $61,631
 Ratio of Expenses to
  Average Net Assets..      0.84%/(e)/     0.84%      0.85%      0.89%      0.89%      0.87%
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.57%/(e)/     2.67%      2.50%      2.51%      2.55%      3.45%
 Portfolio Turnover
  Rate................     128.8%/(e)/     67.8%      86.7%     162.7%     131.6%     108.2%

                           2001/(C)/       2000       1999       1998       1997       1996
                           ----            ----       ----       ----       ----       ----
BALANCED ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $15.43         $15.41     $16.25     $15.51     $14.44     $13.97
Income from Investment
 Operations:
 Net Investment Income
  /(a)/ ..............      0.21           0.45       0.56       0.49       0.46       0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/...     (0.88)         (0.43)     (0.19)      1.33       2.11       1.41
                           -----          -----      -----       ----       ----       ----
 Total From Investment
            Operations     (0.67)          0.02       0.37       1.82       2.57       1.81
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.47)            --      (0.57)     (0.49)     (0.45)     (0.40)
 Distributions from
  Capital Gains.......     (0.21)            --      (0.62)     (0.59)     (1.05)     (0.94)
 Excess Distributions
  from Capital Gains
  /(b)/ ..............        --             --      (0.02)        --         --         --
   ----                                              -----
   Total Dividends and
         Distributions     (0.68)            --      (1.21)     (1.08)     (1.50)     (1.34)
   ----                    -----                     -----      -----      -----      -----
Net Asset Value, End
 of Period............    $14.08         $15.43     $15.41     $16.25     $15.51     $14.44
                          ======         ======     ======     ======     ======     ======
Total Return..........     (4.59)%/(d)/    0.13%      2.40%     11.91%     17.93%     13.13%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $147,640       $167,595   $209,747   $198,603   $133,827    $93,158
 Ratio of Expenses to
  Average Net Assets..      0.60%/(e)/     0.60%      0.58%      0.59%      0.61%      0.63%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............      2.75%/(e)/     2.74%      3.36%      3.37%      3.26%      3.45%
 Portfolio Turnover
  Rate................     143.9%/(e)/     62.6%      21.7%      24.2%      69.7%      22.6%



/(a) /As required, effective January 1, 2001 the Fund adopted the provisions of the Guide (see Notes to Financial Statements). There was no effect to the per share net investment income or net realized and unrealized gain (loss) on investments for the six months ended June 30, 2001. The ratio of net investment income to average net assets decreased by .05%. Financial Highlights for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
/(b) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(c) /Six months ended June 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001/(C)/       2000       1999/(F)/
                           ----            ----       ----
BLUE CHIP ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..     $9.22         $10.38      $10.15
Income from Investment
 Operations:
 Net Investment Income      0.03           0.05        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.09)         (1.16)       0.24
                           -----          -----        ----
 Total From Investment
            Operations     (1.06)         (1.11)       0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.05)      (0.09)
   ----                                   -----       -----
   Total Dividends and
         Distributions        --          (0.05)      (0.09)
   ----                                   -----       -----
Net Asset Value, End
 of Period............     $8.16          $9.22      $10.38
                           =====          =====      ======
Total Return..........    (11.50)%/(d)/  (10.69)%      1.15%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,997         $5,552      $6,453
 Ratio of Expenses to
  Average Net Assets..      0.76%/(e)/     0.78%       0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.65%/(e)/     0.46%       1.33%/(e)/
 Portfolio Turnover
  Rate................      90.6%/(e)/     88.7%       16.2%/(e)/

                           2001/(C)/       2000        1999          1998      1997       1996
                           ----            ----        ----          ----      ----       ----
BOND ACCOUNT
------------
Net Asset Value,
 Beginning of Period..    $11.78         $10.89      $12.02        $11.78    $11.33     $11.73
Income from Investment
 Operations:
 Net Investment Income
  /(a)/ ..............      0.33           0.85        0.81          0.66      0.76       0.68
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/ ..      0.15           0.04       (1.12)         0.25      0.44      (0.40)
                            ----           ----       -----          ----      ----      -----
 Total From Investment
            Operations      0.48           0.89       (0.31)         0.91      1.20       0.28
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.85)            --       (0.82)        (0.66)    (0.75)     (0.68)
 Excess Distributions
  from Capital Gains
  /(b)/ ..............        --             --          --         (0.01)       --         --
  -----                                                             -----
   Total Dividends and
         Distributions     (0.85)            --       (0.82)        (0.67)    (0.75)     (0.68)
   ----                    -----                      -----         -----     -----      -----
Net Asset Value, End
 of Period............    $11.41         $11.78      $10.89        $12.02    $11.78     $11.33
                          ======         ======      ======        ======    ======     ======
Total Return..........      4.20%/(d)/     8.17%      (2.59)%        7.69%    10.60%      2.36%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $131,991       $116,216    $125,067      $121,973   $81,921    $63,387
 Ratio of Expenses to
  Average Net Assets..      0.50%/(e)/     0.51%       0.50%         0.51%     0.52%      0.53%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............      6.23%/(e)/     7.47%       6.78%         6.41%     6.85%      7.00%
 Portfolio Turnover
  Rate................     207.7%/(e)/     81.5%       40.1%         26.7%      7.3%       1.7%



/(a) /As required, effective January 1, 2001 the Fund adopted the provisions of the Guide (see Notes to Financial Statements). There was no effect to the per share net investment income or net realized and unrealized gain (loss) on investments for the six months ended June 30, 2001. The ratio of net investment income to average net assets decreased by .01%. Financial Highlights for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
/(b) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(c) /Six months ended June 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. Blue Chip Account recognized $.01 net investment income per share and incurred an unrealized gain of $.14 per share from April 15, 1999 through April 30, 1999.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001/(C)/       2000        1999        1998       1997        1996
                           ----            ----        ----        ----       ----        ----
CAPITAL VALUE ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $30.72         $30.74      $37.19      $34.61     $29.84      $27.80
Income from Investment
 Operations:
 Net Investment Income      0.16           0.50        0.78        0.71       0.68        0.57
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.97)          0.13       (2.41)       3.94       7.52        5.82
                           -----           ----       -----        ----       ----        ----
 Total From Investment
            Operations     (0.81)          0.63       (1.63)       4.65       8.20        6.39
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.50)      (0.80)      (0.71)     (0.67)      (0.58)
 Distributions from
  Capital Gains.......     (0.14)         (0.15)      (3.13)      (1.36)     (2.76)      (3.77)
 Excess Distributions
  from Capital Gains
  /(a)/ ..............        --             --       (0.89)         --         --          --
   ----                                               -----
   Total Dividends and
         Distributions     (0.14)         (0.65)      (4.82)      (2.07)     (3.43)      (4.35)
                           -----          -----       -----       -----      -----       -----
Net Asset Value, End
 of Period............    $29.77         $30.72      $30.74      $37.19     $34.61      $29.84
                          ======         ======      ======      ======     ======      ======
Total Return..........     (2.65)%/(d)/    2.16%      (4.29)%     13.58%     28.53%      23.50%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $261,883       $283,325    $367,927    $385,724   $285,231    $205,019
 Ratio of Expenses to
  Average Net Assets..      0.60%/(e)/     0.60%       0.43%       0.44%      0.47%       0.49%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.04%/(e)/     1.54%       2.05%       2.07%      2.13%       2.06%
 Portfolio Turnover
  Rate................      45.9%/(e)/    141.8%       43.4%       22.0%      23.4%       48.5%

                           2001/(C)/       2000        1999        1998       1997        1996
                           ----            ----        ----        ----       ----        ----
EQUITY GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period
 /(b)/ ...............    $20.37         $23.89      $18.33      $16.30     $14.52      $12.94
Income from Investment
 Operations:
 Net Investment Income        --           0.02       (0.01)       0.04       0.04        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (2.01)         (2.73)       7.17        2.99       4.26        3.38
                           -----          -----        ----        ----       ----        ----
 Total From Investment
            Operations     (2.01)         (2.71)       7.16        3.03       4.30        3.49
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --          --       (0.04)     (0.04)      (0.11)
 Distributions from
  Capital Gains.......     (1.25)         (0.81)      (1.60)      (0.96)     (2.48)      (1.80)
                           -----          -----       -----       -----      -----       -----
   Total Dividends and
         Distributions     (1.27)         (0.81)      (1.60)      (1.00)     (2.52)      (1.91)
                           -----          -----       -----       -----      -----       -----
Net Asset Value, End
 of Period............    $17.09         $20.37      $23.89      $18.33     $16.30      $14.52
                          ======         ======      ======      ======     ======      ======
Total Return..........    (10.67)%/(d)/  (11.71)%     39.50%      18.95%     30.86%      28.05%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $343,570       $383,139    $379,062    $224,058   $149,182     $90,106
 Ratio of Expenses to
  Average Net Assets..      0.75%/(e)/     0.73%       0.77%       0.78%      0.82%       0.85%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.01%/(e)/     0.08%      (0.08)%      0.22%      0.29%       1.05%
 Portfolio Turnover
  Rate................      78.2%/(e)/     69.1%       89.6%      155.6%     172.6%      166.9%



/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Effective May 1, 2001, Aggressive Growth Account changed its name to
  Equity Growth Account.
/(c) /Six months ended June 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001/(B)/       2000        1999        1998       1997       1996
                           ----            ----        ----        ----       ----       ----
GOVERNMENT SECURITIES ACCOUNT
-----------------------------
Net Asset Value,
 Beginning of Period..    $11.43         $10.26      $11.01      $10.72     $10.31     $10.55
Income from Investment
 Operations:
 Net Investment Income      0.29           0.69        0.71        0.60       0.66       0.59
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.06           0.48       (0.74)       0.28       0.41      (0.24)
                            ----           ----       -----        ----       ----      -----
 Total From Investment
            Operations      0.35           1.17       (0.03)       0.88       1.07       0.35
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.68)            --       (0.72)      (0.59)     (0.66)     (0.59)
   ----                    -----                      -----       -----      -----      -----
   Total Dividends and
         Distributions     (0.68)            --       (0.72)      (0.59)     (0.66)     (0.59)
   ----                    -----                      -----       -----      -----      -----
Net Asset Value, End
 of Period............    $11.10         $11.43      $10.26      $11.01     $10.72     $10.31
                          ======         ======      ======      ======     ======     ======
Total Return..........      3.15%/(c)/    11.40%      (0.29)%      8.27%     10.39%      3.35%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $149,324       $127,038    $137,787    $141,317    $94,322    $85,100
 Ratio of Expenses to
  Average Net Assets..      0.49%/(d)/     0.51%       0.50%       0.50%      0.52%      0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.87%/(d)/     6.33%       6.16%       6.15%      6.37%      6.46%
 Portfolio Turnover
  Rate................      43.6%/(d)/      4.3%       19.7%       11.0%       9.0%       8.4%

                           2001/(B)/       2000        1999        1998       1997       1996
                           ----            ----        ----        ----       ----       ----
GROWTH ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $16.43         $23.56      $20.46      $17.21     $13.79     $12.43
Income from Investment
 Operations:
 Net Investment Income        --          (0.02)       0.14        0.21       0.18       0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.03)         (2.29)       3.20        3.45       3.53       1.39
                           -----          -----        ----        ----       ----       ----
 Total From Investment
            Operations     (3.03)         (2.31)       3.34        3.66       3.71       1.55
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --       (0.14)      (0.21)     (0.18)     (0.16)
 Distributions from
  Capital Gains.......        --          (4.42)      (0.10)      (0.20)     (0.10)     (0.03)
 Excess Distributions
  from Capital Gains
  /(a)/ ..............        --          (0.40)         --          --      (0.01)        --
  -----                                   -----                              -----
   Total Dividends and
         Distributions        --          (4.82)      (0.24)      (0.41)     (0.29)     (0.19)
   ----                                   -----       -----       -----      -----      -----
Net Asset Value, End
 of Period............    $13.40         $16.43      $23.56      $20.46     $17.21     $13.79
                          ======         ======      ======      ======     ======     ======
Total Return..........    (18.44)%/(c)/  (10.15)%     16.44%      21.36%     26.96%     12.51%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $226,811       $294,762    $345,882    $259,828   $168,160    $99,612
 Ratio of Expenses to
  Average Net Assets..      0.61%/(d)/     0.60%       0.45%       0.48%      0.50%      0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.05)%/(d)/   (0.13)%      0.67%       1.25%      1.34%      1.61%
 Portfolio Turnover
  Rate................      45.1%/(d)/     83.5%       65.7%        9.0%      15.4%       2.0%



/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Six months ended June 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001/(C)/       2000        1999       1998        1997       1996
                           ----            ----        ----       ----        ----       ----
HIGH YIELD ACCOUNT
------------------
Net Asset Value,
 Beginning of Period..     $6.41          $7.44       $8.06      $8.90       $8.72      $8.39
Income from Investment
 Operations:
 Net Investment Income
  /(a)/ ..............      0.32           0.66        0.72       0.80        0.76       0.80
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/...     (0.24)         (0.99)      (0.58)     (0.85)       0.18       0.30
                           -----          -----       -----      -----        ----       ----
 Total From Investment
            Operations      0.08          (0.33)       0.14      (0.05)       0.94       1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.61)      (0.72)     (0.79)      (0.76)     (0.77)
 Dividends in Excess
  of Net Investment
  Income /(b)/........        --          (0.09)      (0.04)        --          --         --
  -----                                               -----
   Total Dividends and
         Distributions        --          (0.70)      (0.76)     (0.79)      (0.76)     (0.77)
   ----                                   -----       -----      -----       -----      -----
Net Asset Value, End
 of Period............     $6.49          $6.41       $7.44      $8.06       $8.90      $8.72
                           =====          =====       =====      =====       =====      =====
Total Return..........      1.25%/(d)/    (4.46)%      1.76%     (0.56)%     10.75%     13.13%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $13,334        $13,078     $13,678    $14,043     $15,837    $13,740
 Ratio of Expenses to
  Average Net Assets..      0.66%/(e)/     0.69%       0.67%      0.68%       0.68%      0.70%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............      9.55%/(e)/     9.15%       8.52%      8.68%       8.50%      9.21%
 Portfolio Turnover
  Rate................     243.3%/(e)/    203.0%       93.8%      87.8%       32.0%      32.0%

                           2001/(C)/       2000        1999       1998        1997       1996
                           ----            ----        ----       ----        ----       ----
INTERNATIONAL ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $13.90         $15.95      $14.51     $13.90      $13.02     $10.72
Income from Investment
 Operations:
 Net Investment Income      0.09           0.10        0.48       0.26        0.23       0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (2.58)         (1.48)       3.14       1.11        1.35       2.46
                           -----          -----        ----       ----        ----       ----
 Total From Investment
            Operations     (2.49)         (1.38)       3.62       1.37        1.58       2.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)         (0.08)      (0.47)     (0.25)      (0.23)     (0.22)
 Distributions from
  Capital Gains.......        --          (0.35)      (1.46)     (0.51)      (0.47)     (0.16)
 Excess Distributions
  from Capital Gains
  /(b)/ ..............        --          (0.24)      (0.25)        --          --         --
  -----                                   -----       -----
   Total Dividends and
         Distributions     (0.02)         (0.67)      (2.18)     (0.76)      (0.70)     (0.38)
                           -----          -----       -----      -----       -----      -----
Net Asset Value, End
 of Period............    $11.39         $13.90      $15.95     $14.51      $13.90     $13.02
                          ======         ======      ======     ======      ======     ======
Total Return..........    (17.93)%/(d)/   (8.34)%     25.93%      9.98%      12.24%     25.09%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $152,067       $190,440    $197,235   $153,588    $125,289    $71,682
 Ratio of Expenses to
  Average Net Assets..      0.91%/(e)/     0.90%       0.78%      0.77%       0.87%      0.90%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.46%/(e)/     0.81%       3.11%      1.80%       1.92%      2.28%
 Portfolio Turnover
  Rate................     100.6%/(e)/     99.9%       65.5%      33.9%       22.7%      12.5%



/(a) /As required, effective January 1, 2001 the Fund adopted the provisions of the Guide (see Notes to Financial Statements). There was no effect to the per share net investment income or net realized and unrealized gain (loss) on investments for the six months ended June 30, 2001. The ratio of net investment income to average net assets decreased by .05%. Financial Highlights for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
/(b) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(c) /Six months ended June 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2001/(C)/      2000/(F)/
                          ----           ----
INTERNATIONAL EMERGING MARKETS ACCOUNT
--------------------------------------
Net Asset Value,
 Beginning of Period..    $9.37         $10.00
Income from Investment
 Operations:
 Net Investment Income     0.05           0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.11)         (0.63)
                          -----          -----
 Total From Investment
            Operations    (0.06)         (0.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)         (0.02)
                          -----          -----
   Total Dividends and
         Distributions    (0.02)         (0.02)
                          -----          -----
Net Asset Value, End
 of Period............    $9.29          $9.37
                          =====          =====
Total Return..........    (0.63)%/(d)/   (6.14)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,067         $4,883
 Ratio of Expenses to
  Average Net Assets..     1.34%/(e)/     1.34%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.68%/(e)/     1.65%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.13%/(e)/     1.06%/(e)/
 Portfolio Turnover
  Rate................     82.9%/(e)/     44.0%/(e)/

                          2001/(C)/       2000          1999      1998/(G)/
                          ----            ----          ----      ----
INTERNATIONAL SMALLCAP ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..   $13.87         $16.66         $9.00      $9.97
Income from Investment
 Operations:
 Net Investment Income     0.04          (0.04)        (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.81)         (1.89)         8.41      (0.95)
                          -----          -----          ----      -----
 Total From Investment
            Operations    (1.77)         (1.93)         8.39      (0.94)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --             --            --      (0.03)
 Distributions from
  Capital Gains.......       --          (0.72)        (0.73)        --
 Excess Distributions
  from Capital Gains
  /(b)/ ..............       --          (0.14)           --         --
   ----                                  -----
   Total Dividends and
         Distributions       --          (0.86)        (0.73)     (0.03)
   ----                                  -----         -----      -----
Net Asset Value, End
 of Period............   $12.10         $13.87        $16.66      $9.00
                         ======         ======        ======      =====
Total Return..........   (12.76)%/(d)/  (11.50)%       93.81%    (10.37)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $46,979        $50,023       $40,040    $13,075
 Ratio of Expenses to
  Average Net Assets..     1.48%/(e)/     1.44%         1.32%      1.34%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.67%/(e)/    (0.26)%       (0.28)%     0.24%/(e)/
 Portfolio Turnover
  Rate................    158.6%/(e)/    292.7%        241.2%      60.3%/(e)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(b) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(c) /Six months ended June 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(g) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. International SmallCap Account recognized $.02 net investment income per share and incurred an unrealized loss of $.05 per share from April 16, 1998 through April 30, 1998.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2001/(B)/       2000         1999/(F)/
                          ----            ----         ----
LARGECAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..   $11.67         $13.26         $9.93
Income from Investment
 Operations:
 Net Investment Income    (0.02)         (0.08)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.44)         (1.51)         3.36
                          -----          -----          ----
 Total From Investment
            Operations    (1.46)         (1.59)         3.33
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (0.01)            --            --
 ----                     -----
   Total Dividends and
         Distributions    (0.01)            --            --
 ----                     -----
Net Asset Value, End
 of Period............   $10.20         $11.67        $13.26
                         ======         ======        ======
Total Return..........   (12.56)%/(c)/  (11.99)%       32.47%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,751         $7,399        $7,045
 Ratio of Expenses to
  Average Net Assets..     1.15%/(d)/     1.20%         1.16%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.24%/(d)/     1.25%         1.23%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.43)%/(d)/   (0.66)%       (0.47)%/(d)/
 Portfolio Turnover
  Rate................     36.1%/(d)/     24.3%         39.6%/(d)/

                          2001/(B)/      2000/(E)/
                          ----           ----
LARGECAP GROWTH EQUITY ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..    $7.78         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.01)            --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.62)         (2.22)
                          -----          -----
 Total From Investment
            Operations    (1.63)         (2.22)
                          -----          -----
Net Asset Value, End
 of Period............    $6.15          $7.78
                          =====          =====
Total Return..........   (20.95)%/(c)/  (22.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,471         $4,233
 Ratio of Expenses to
  Average Net Assets..     1.05%/(d)/     1.04%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.23%/(d)/     1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.50)%/(d)/   (0.22)%/(d)/
 Portfolio Turnover
  Rate................    141.0%/(d)/    217.6%/(d)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(b) /Six months ended June 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(f) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Growth Account incurred an unrealized loss of $.07 per share from April 15, 1999 through April 30, 1999.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2001/(D)/      2000      1999/(G)/
                          ----           ----      ----
LARGECAP STOCK INDEX ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..    $9.52        $10.71      $9.83
Income from Investment
 Operations:
 Net Investment Income     0.04          0.10       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.69)        (1.14)      0.97
                          -----         -----       ----
 Total From Investment
            Operations    (0.65)        (1.04)      1.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.10)     (0.07)
 Distributions from
  Capital Gains.......       --         (0.01)     (0.08)
 Excess Distributions
  from Capital Gains
  /(a)/ ..............       --         (0.04)        --
  ----                                  -----
   Total Dividends and
         Distributions       --         (0.15)     (0.15)
  ----                                  -----      -----
Net Asset Value, End
 of Period............    $8.87         $9.52     $10.71
                          =====         =====     ======
Total Return..........    (6.83)%/(e)/  (9.67)%     8.93%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $66,955       $59,626    $46,088
 Ratio of Expenses to
  Average Net Assets..     0.40%/(f)/    0.40%      0.40%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.44%/(f)/    0.46%      0.49%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.98%/(f)/    1.01%      1.41%/(f)/
 Portfolio Turnover
  Rate................      9.2%/(f)/    11.0%       3.8%/(f)/

                          2001/(D)/      2000       1999        1998/(H)/
                          ----           ----       ----        ----
MICROCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $9.00         $8.07      $8.17       $10.04
Income from Investment
 Operations:
 Net Investment Income     0.01          0.04       0.02         0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.49          0.93      (0.11)       (1.86)
                           ----          ----      -----        -----
 Total From Investment
            Operations     0.50          0.97      (0.09)       (1.83)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.04)     (0.01)       (0.04)
  ----                                  -----      -----        -----
   Total Dividends and
         Distributions       --         (0.04)     (0.01)       (0.04)
  ----                                  -----      -----        -----
Net Asset Value, End
 of Period............    $9.50         $9.00      $8.07        $8.17
                          =====         =====      =====        =====
Total Return..........     5.56%/(e)/   12.13%     (1.07)%     (18.42)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,027       $10,397     $6,418       $5,384
 Ratio of Expenses to
  Average Net Assets..     1.19%/(f)/    1.06%      1.06%        1.38%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --          1.20%      1.28%          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.15%/(f)/    0.59%      0.22%        0.57%/(f)/
 Portfolio Turnover
  Rate................    112.9%/(f)/   178.8%      88.9%        55.3%/(f)/



/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(d) /Six months ended June 30, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Stock Index Account recognized $.01 net investment income per share and incurred an unrealized loss of $.18 per share from April 22, 1999 through April 30, 1999.
/(h) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. MicroCap Account recognized $.01 net investment income per share and incurred an unrealized gain of $.03 per share from April 9, 1998 through April 30, 1998.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001/(B)/       2000       1999       1998           1997        1996
                           ----            ----       ----       ----           ----        ----
MIDCAP ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $34.47         $36.90     $34.37     $35.47         $29.74      $25.33
Income from Investment
 Operations:
 Net Investment Income      0.12           0.10       0.12       0.22           0.24        0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.57)          4.76       4.20       0.94           6.48        5.07
                           -----           ----       ----       ----           ----        ----
 Total From Investment
            Operations     (0.45)          4.86       4.32       1.16           6.72        5.29
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.10)     (0.12)     (0.22)         (0.23)      (0.22)
 Distributions from
  Capital Gains.......     (0.88)         (7.19)     (1.67)     (2.04)         (0.76)      (0.66)
                           -----          -----      -----      -----          -----       -----
   Total Dividends and
         Distributions     (0.88)         (7.29)     (1.79)     (2.26)         (0.99)      (0.88)
                           -----          -----      -----      -----          -----       -----
Net Asset Value, End
 of Period............    $33.14         $34.47     $36.90     $34.37         $35.47      $29.74
                          ======         ======     ======     ======         ======      ======
Total Return..........     (1.30)%/(c)/   14.59%     13.04%      3.69%         22.75%      21.11%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $277,082       $286,681   $262,350   $259,470       $224,630    $137,161
 Ratio of Expenses to
  Average Net Assets..      0.61%/(d)/     0.62%      0.61%      0.62%          0.64%       0.66%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.74%/(d)/     0.28%      0.32%      0.63%          0.79%       1.07%
 Portfolio Turnover
  Rate................      33.4%/(d)/    139.6%      79.6%      26.9%           7.8%        8.8%

                           2001/(B)/       2000       1999      1998/(E)/
                           ----            ----       ----      ----
MIDCAP GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $10.46         $10.66      $9.65      $9.94
Income from Investment
 Operations:
 Net Investment Income     (0.03)          0.02       0.02      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.04)          0.77       1.01      (0.28)
                           -----           ----       ----      -----
 Total From Investment
            Operations     (1.07)          0.79       1.03      (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.02)     (0.02)        --
 Distributions from
  Capital Gains.......     (0.24)         (0.97)        --         --
   ----                    -----          -----
   Total Dividends and
         Distributions     (0.24)         (0.99)     (0.02)        --
   ----                    -----          -----      -----
Net Asset Value, End
 of Period............     $9.15         $10.46     $10.66      $9.65
                           =====         ======     ======      =====
Total Return..........    (10.46)%/(c)/    8.10%     10.67%     (3.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $27,771        $25,924    $14,264     $8,534
 Ratio of Expenses to
  Average Net Assets..      1.02%/(d)/     0.96%      0.96%      1.27%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...        --           1.01%      1.09%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.71)%/(d)/    0.27%      0.26%     (0.14)%/(d)/
 Portfolio Turnover
  Rate................      42.3%/(d)/    161.9%      74.1%      91.9%/(d)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(b) /Six months ended June 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. MidCap Growth Account recognized $.01 net investment income per share and incurred an unrealized loss of $.07 per share from April 23, 1998 through April 30, 1998.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2001/(C)/      2000/(F)/
                          ----           ----
MIDCAP GROWTH EQUITY ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..    $8.13         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.02)            --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.21)         (1.87)
                          -----          -----
 Total From Investment
            Operations    (1.23)         (1.87)
                          -----          -----
Net Asset Value, End
 of Period............    $6.90          $8.13
                          =====          =====
Total Return..........   (15.13)%/(d)/  (18.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,492         $5,031
 Ratio of Expenses to
  Average Net Assets..     1.10%/(e)/     1.09%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.33%/(e)/     1.34%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.76)%/(e)/   (0.31)%/(e)/
 Portfolio Turnover
  Rate................    350.5%/(e)/    246.9%/(e)/

                          2001/(C)/       2000         1999/(G)/
                          ----            ----         ----
MIDCAP VALUE ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..   $12.57         $11.11        $10.09
Income from Investment
 Operations:
 Net Investment Income     0.01             --          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.21)          3.12          1.24
                          -----           ----          ----
 Total From Investment
            Operations    (0.20)          3.12          1.26
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --             --         (0.02)
 Distributions from
  Capital Gains.......    (0.17)         (1.66)        (0.22)
                          -----          -----         -----
   Total Dividends and
         Distributions    (0.17)         (1.66)        (0.24)
                          -----          -----         -----
Net Asset Value, End
 of Period............   $12.20         $12.57        $11.11
                         ======         ======        ======
Total Return..........    (1.55)%/(d)/   31.05%        10.24%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,597         $7,739        $5,756
 Ratio of Expenses to
  Average Net Assets..     1.26%/(e)/     1.20%         1.19%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           1.29%         1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.16%/(e)/     0.02%         0.30%/(e)/
 Portfolio Turnover
  Rate................    244.2%/(e)/    233.2%        154.0%/(e)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(c) /Six months ended June 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(g) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. MidCap Value Account incurred an unrealized gain of $.09 per share from April 22, 1999 through April 30, 1999.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2001/(A)/      2000       1999       1998          1997       1996
                           ----           ----       ----       ----          ----       ----
MONEY MARKET ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..     1.000         1.000      1.000      1.000         1.000      1.000
Income from Investment
 Operations:
 Net Investment Income     0.025         0.059      0.048      0.051         0.051      0.049
                           -----         -----      -----      -----         -----      -----
 Total From Investment
            Operations     0.025         0.059      0.048      0.051         0.051      0.049
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.025)       (0.059)    (0.048)    (0.051)       (0.051)    (0.049)
                          ------        ------     ------     ------        ------     ------
   Total Dividends and
         Distributions    (0.025)       (0.059)    (0.048)    (0.051)       (0.051)    (0.049)
                          ------        ------     ------     ------        ------     ------
Net Asset Value, End
 of Period............     1.000         1.000      1.000      1.000         1.000      1.000
                           =====         =====      =====      =====         =====      =====
Total Return..........      2.46%/(b)/    6.07%      4.84%      5.20%         5.04%      5.07%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $147,008      $114,710   $120,924    $83,263       $47,315    $46,244
 Ratio of Expenses to
  Average Net Assets..      0.50%/(c)/    0.52%      0.52%      0.52%         0.55%      0.56%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.85%/(c)/    5.88%      4.79%      5.06%         5.12%      5.00%

                           2001/(A)/      2000       1999      1998/(D)/
                           ----           ----       ----      ----
REAL ESTATE ACCOUNT
-------------------
Net Asset Value,
 Beginning of Period..    $10.29         $8.20      $9.07     $10.01
Income from Investment
 Operations:
 Net Investment Income      0.20          0.44       0.43       0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.47          2.09      (0.85)     (0.97)
                            ----          ----      -----      -----
 Total From Investment
            Operations      0.67          2.53      (0.42)     (0.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.44)     (0.45)     (0.29)
   ----                                  -----      -----      -----
   Total Dividends and
         Distributions        --         (0.44)     (0.45)     (0.29)
   ----                                  -----      -----      -----
Net Asset Value, End
 of Period............    $10.96        $10.29      $8.20      $9.07
                          ======        ======      =====      =====
Total Return..........      6.51%/(b)/   30.97%     (4.48)%    (6.56)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,949       $17,261    $10,560    $10,909
 Ratio of Expenses to
  Average Net Assets..      0.94%/(c)/    0.99%      0.99%      1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.15%/(c)/    5.29%      4.92%      5.40%/(c)/
 Portfolio Turnover
  Rate................      74.7%/(c)/    44.7%     101.9%       5.6%/(c)/



/(a) /Six months ended June 30, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. Real Estate Account recognized $.01 net investment income per share from April 23, 1998 through April 30, 1998.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2001/(C)/       2000       1999      1998/(F)/
                          ----            ----       ----      ----
SMALLCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $7.83         $10.74      $8.21     $10.27
Income from Investment
 Operations:
 Net Investment Income       --           0.03         --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.76          (1.24)      3.52      (2.06)
                           ----          -----       ----      -----
 Total From Investment
            Operations     0.76          (1.21)      3.52      (2.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --          (0.02)        --         --
 Distributions from
  Capital Gains.......       --          (1.53)     (0.99)        --
 Excess Distributions
  from Capital Gains
  /(a)/ ..............       --          (0.15)        --         --
  ----                                   -----
   Total Dividends and
         Distributions       --          (1.70)     (0.99)        --
  ----                                   -----      -----
Net Asset Value, End
 of Period............    $8.59          $7.83     $10.74      $8.21
                          =====          =====     ======      =====
Total Return..........     9.71%/(d)/   (11.73)%    43.58%    (20.51)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $36,867        $30,006    $26,110    $12,094
 Ratio of Expenses to
  Average Net Assets..     0.90%/(e)/     0.90%      0.91%      0.98%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.10%/(e)/     0.28%      0.05%     (0.05)%/(e)/
 Portfolio Turnover
  Rate................    162.4%/(e)/    135.4%     111.1%      45.2%/(e)/

                          2001/(C)/       2000       1999      1998/(G)/
                          ----            ----       ----      ----
SMALLCAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..   $15.59         $19.56     $10.10      $9.84
Income from Investment
 Operations:
 Net Investment Income    (0.05)         (0.08)     (0.05)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.29)         (2.67)      9.70       0.30
                          -----          -----       ----       ----
 Total From Investment
            Operations    (2.34)         (2.75)      9.65       0.26
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......       --          (0.98)     (0.19)        --
 Excess Distributions
  from Capital Gains
  /(a)/ ..............       --          (0.24)        --         --
  ----                                   -----
   Total Dividends and
         Distributions       --          (1.22)     (0.19)        --
  ----                                   -----      -----
Net Asset Value, End
 of Period............   $13.25         $15.59     $19.56     $10.10
                         ======         ======     ======     ======
Total Return..........   (15.01)%/(d)/  (13.91)%    95.69%      2.96%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $65,043        $68,421    $39,675     $8,463
 Ratio of Expenses to
  Average Net Assets..     1.03%/(e)/     1.02%      1.05%      1.31%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           1.02%      1.07%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.86)%/(e)/   (0.49)%    (0.61)%    (0.80)%/(e)/
 Portfolio Turnover
  Rate................    148.3%/(e)/     90.8%      98.0%     166.5%/(e)/



/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(c) /Six months ended June 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Account incurred an unrealized gain of $.27 per share from April 9, 1998 through April 30, 1998.
/(g) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Growth Account incurred an unrealized loss of $.16 per share from April 2, 1998 through April 30, 1998.
See accompanying notes.

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2001/(C)/       2000      1999     1998/(F)/
                          ----            ----      ----     ----
SMALLCAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $11.26         $10.06     $8.34     $9.84
Income from Investment
 Operations:
 Net Investment Income     0.05           0.13      0.06      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.07           2.17      1.72     (1.50)
                           ----           ----      ----     -----
 Total From Investment
            Operations     1.12           2.30      1.78     (1.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --          (0.12)    (0.06)    (0.03)
 Distributions from
  Capital Gains.......       --          (0.89)       --        --
 Excess Distributions
  from Capital Gains
  /(a)/ ..............       --          (0.09)       --        --
  ----                                   -----
   Total Dividends and
         Distributions       --          (1.10)    (0.06)    (0.03)
  ----                                   -----     -----     -----
Net Asset Value, End
 of Period............   $12.38         $11.26    $10.06     $8.34
                         ======         ======    ======     =====
Total Return..........     9.95%/(d)/    23.87%    21.45%   (15.06)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $24,746        $17,358   $11,080    $6,895
 Ratio of Expenses to
  Average Net Assets..     1.26%/(e)/     1.16%     1.16%     1.56%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           1.34%     1.44%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.91%/(e)/     1.31%     0.82%     0.73%/(e)/
 Portfolio Turnover
  Rate................     69.7%/(e)/    133.0%     89.7%     53.4%/(e)/

                          2001/(C)/       2000      1999     1998/(G)/
                          ----            ----      ----     ----
UTILITIES ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..   $12.43         $10.90    $10.93     $9.61
Income from Investment
 Operations:
 Net Investment Income     0.14           0.24      0.23      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.40)          1.81      0.02      1.35
                          -----           ----      ----      ----
 Total From Investment
            Operations    (1.26)          2.05      0.25      1.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --          (0.24)    (0.23)    (0.18)
 Distributions from
  Capital Gains.......       --          (0.24)    (0.05)       --
 Excess Distributions
  from Capital Gains
  /(a)/ ..............       --          (0.04)       --        --
  ----                                   -----
   Total Dividends and
         Distributions       --          (0.52)    (0.28)    (0.18)
  ----                                   -----     -----     -----
Net Asset Value, End
 of Period............   $11.17         $12.43    $10.90    $10.93
                         ======         ======    ======    ======
Total Return..........   (10.14)%/(d)/   19.18%     2.29%    15.36%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,889        $43,725   $30,684   $18,298
 Ratio of Expenses to
  Average Net Assets..     0.62%/(e)/     0.63%     0.64%     0.69%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.59%/(e)/     2.32%     2.52%     2.93%/(e)/
 Portfolio Turnover
  Rate................    106.1%/(e)/    146.7%     23.0%      9.5%/(e)/



/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(c) /Six months ended June 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Value Account recognized $.01 net investment income per share and incurred an unrealized loss of $.17 per share from April 16, 1998 through April 30, 1998.
/(g) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. Utilities Account recognized $.04 net investment income per share and incurred an unrealized loss of $.43 per share from April 2, 1998 through April 30, 1998.
See accompanying notes.